                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                   Investment Company Act file number 811-4279

                           Advantus Series Fund, Inc.
               (Exact name of registrant as specified in charter)

                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
               (Address of principal executive offices) (Zip code)

                              Eric J. Bentley, Esq.
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                 (651) 665-3500

                      Date of fiscal year end: December 31
                     Date of reporting period: June 30, 2003

ITEM 1. REPORT TO STOCKHOLDERS.

JUNE 30, 2003

SEMI-ANNUAL REPORT
ADVANTUS SERIES FUND, INC.

OFFERED IN MINNESOTA LIFE VARIABLE PRODUCTS

[ADVANTUS(TM) LOGO] SERIES FUND, INC.

EQUITIES
MICRO-CAP GROWTH PORTFOLIO
SMALL COMPANY GROWTH PORTFOLIO
INTERNATIONAL STOCK PORTFOLIO
CAPITAL APPRECIATION PORTFOLIO
SMALL COMPANY VALUE PORTFOLIO
INDEX 400 MID-CAP PORTFOLIO
GROWTH PORTFOLIO
INDEX 500 PORTFOLIO
VALUE STOCK PORTFOLIO
CORE EQUITY PORTFOLIO
REAL ESTATE SECURITIES PORTFOLIO

FIXED INCOME/HYBRID
ASSET ALLOCATION PORTFOLIO
INTERNATIONAL BOND PORTFOLIO
BOND PORTFOLIO
MORTGAGE SECURITIES PORTFOLIO
MATURING GOVERNMENT BOND 2006 PORTFOLIO
MATURING GOVERNMENT BOND 2010 PORTFOLIO

MONEY MARKET
MONEY MARKET PORTFOLIO

MINNESOTA LIFE

VARIABLE LIFE INSURANCE*
VARIABLE ADJUSTABLE LIFE
VARIABLE ADJUSTABLE LIFE-SECOND DEATH
VARIABLE ADJUSTABLE LIFE-HORIZON

VARIABLE ANNUITIES*
MULTIOPTION(R) ADVISOR
MULTIOPTION(R) ACHIEVER
MULTIOPTION(R) CLASSIC
MULTIOPTION(R) SELECT
MULTIOPTION(R) SINGLE
MULTIOPTION(R) FLEXIBLE
MEGANNUITY
UNIVERSITY OF MINNESOTA MULTIOPTION(R) ANNUITY
ADJUSTABLE INCOME ANNUITY
FLEXANNUITY PLUS
INVESTANNUITY PLUS
INDIVIDUAL ACCUMULATION ANNUITY
GROUP ACCUMULATION ANNUITY

GROUP VARIABLE LIFE*
VARIABLE GROUP UNIVERSAL LIFE

* SECURITIES OFFERED THROUGH SECURIAN FINANCIAL SERVICES, INC.
MEMBER NASD/SIPC

                           ADVANTUS SERIES FUND, INC.

PROSPECTUS SUPPLEMENT DATED AUGUST 20, 2003 TO THE PROSPECTUS DATED MAY 1, 2003

The portfolio manager information for the Bond, Money Market, Mortgage Securities, Maturing Government Bond and Value Stock Portfolios which appears under the heading "Portfolio Managers" in the Prospectus is amended to read as follows:

                        PORTFOLIO MANAGER       PRIMARY PORTFOLIO       BUSINESS EXPERIENCE DURING PAST
     PORTFOLIO              AND TITLE             MANAGER SINCE                  FIVE YEARS
-------------------   ---------------------   ---------------------   -----------------------------------
BOND                  Christopher R. Sebald   August 14, 2003         Senior Vice President and Lead
                      Portfolio Manager                               Portfolio Manager, Total Return
                                                                      Fixed Income, Advantus Capital,
                                                                      since August, 2003; Senior Vice
                                                                      President and Portfolio manager,
                                                                      AEGON USA Investment Management,
                                                                      2000 through July 2003; Director of
                                                                      Portfolio Management, GMAC-RFC,
                                                                      January 1998 through July 2000

MONEY MARKET          Tom Houghton            August 18, 2003         Vice President and Portfolio
                      Portfolio Manager                               Manager, Total Return Fixed Income,
                                                                      Advantus Capital, since August
                                                                      2003; Senior Investment Officer,
                                                                      Advantus Capital, April 2002 to
                                                                      August 2003; Senior Securities
                                                                      Analyst, Public Corporate Bonds,
                                                                      Advantus Capital, July 2001 through
                                                                      March 2002; Senior Investment
                                                                      Officer, Public Corporate Bonds,
                                                                      Advantus Capital, July 1999 to June
                                                                      2001; Head of Fixed Income Trading,
                                                                      Advantus Capital, January 1998 to
                                                                      June 1999.

MORTGAGE SECURITIES   Christopher R. Sebald   August 14, 2003         Senior Vice President and Lead
                      Portfolio Manager                               Portfolio Manager, Total Return
                                                                      Fixed Income, Advantus Capital,
                                                                      since August, 2003; Senior Vice
                                                                      President and Portfolio manager,
                                                                      AEGON USA Investment Management,
                                                                      2000 through July 2003; Director of
                                                                      Portfolio Management, GMAC-RFC,
                                                                      January 1998 through July 2000

MATURING              Christopher R. Sebald   August 14, 2003         Senior Vice President and Lead
GOVERNMENT BOND -     Portfolio Manager                               Portfolio Manager, Total Return
2006 AND 2010                                                         Fixed Income, Advantus Capital,
                                                                      since August, 2003; Senior Vice
                                                                      President and Portfolio manager,
                                                                      AEGON USA Investment Management,
                                                                      2000 through July 2003; Director of
                                                                      Portfolio Management, GMAC-RFC,
                                                                      January 1998 through July 2000

VALUE STOCK           Matthew T. Norris       July 21, 2003           Portfolio Manager with Waddell &
                      Portfolio Manager                               Reed Investment Management Company
                                                                      since July 2003; Portfolio Manager
                                                                      from January 2000 to June 2003, and
                                                                      Analyst from December 1997 to
                                                                      January 2000, with Advantus
                                                                      Capital.

Investors should retain this supplement for future reference.

F. 59558 8-2003

TABLE OF CONTENTS

                                                                        PAGE NO.
HOW TO USE THIS REPORT                                                         1
PORTFOLIO TOTAL RETURN                                                         2
PORTFOLIO SUMMARIES
   Growth Portfolio                                                            4
   Bond Portfolio                                                              5
   Money Market Portfolio                                                      6
   Asset Allocation Portfolio                                                  7
   Mortgage Securities Portfolio                                               8
   Index 500 Portfolio                                                         9
   Capital Appreciation Portfolio                                             10
   International Stock Portfolio                                              11
   Small Company Growth Portfolio                                             12
   Maturing Government Bond 2006 Portfolio                                    13
   Maturing Government Bond 2010 Portfolio                                    13
   Value Stock Portfolio                                                      14
   Small Company Value Portfolio                                              15
   International Bond Portfolio                                               16
   Index 400 Mid-Cap Portfolio                                                17
   Core Equity Portfolio                                                      18
   Micro-Cap Growth Portfolio                                                 19
   Real Estate Securities Portfolio                                           20

INVESTMENTS IN SECURITIES
   Growth Portfolio                                                           21
   Bond Portfolio                                                             24
   Money Market Portfolio                                                     30
   Asset Allocation Portfolio                                                 33
   Mortgage Securities Portfolio                                              40
   Index 500 Portfolio                                                        45
   Capital Appreciation Portfolio                                             55
   International Stock Portfolio                                              58
   Small Company Growth Portfolio                                             62
   Maturing Government Bond 2006 Portfolio                                    65
   Maturing Government Bond 2010 Portfolio                                    66
   Value Stock Portfolio                                                      67
   Small Company Value Portfolio                                              70
   International Bond Portfolio                                               76
   Index 400 Mid-Cap Portfolio                                                80
   Core Equity Portfolio                                                      89
   Micro-Cap Growth Portfolio                                                 91
   Real Estate Securities Portfolio                                           94

FINANCIAL STATEMENTS
   Statements of Assets and Liabilities                                       96
   Statements of Operations                                                  100
   Statements of Changes in Net Assets                                       104
   Notes to Financial Statements                                             112

DIRECTORS AND EXECUTIVE OFFICERS                                             141

                             HOW TO USE THIS REPORT

Some of our clients prefer a summary of their Advantus Series Fund investments while other clients prefer full financial statements. This report is designed to meet both preferences.

For a summary of each Portfolio's performance and holdings, refer to the front section of the report. Comprehensive investment holdings, market values and financial reports begin on page 46.

Performance charts graphically compare each Portfolio's performance with select investment indices and other benchmarks. This comparison provides you with more information about your investments.

The charts are useful because they illustrate performance over the same time frame and over a long period. There are limitations, however. An index may reflect the performance of securities that the Portfolio may not hold. Also, the index does not deduct investment advisory fees and other fund expenses--whereas your Portfolio does. Individuals cannot invest in the index itself, nor can they invest in any fund which seeks to track the performance of the index without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment(s) in the Advantus Series Fund. Your Securian Sales Representative, who understands your personal financial situation, can best explain the features of your investment and how they apply to your financial needs.

[CHART]

                             PORTFOLIO TOTAL RETURN

                  Period from January 1, 2003 to June 30, 2003

PERCENTAGE OF RETURN
Growth                                                   11.1%
Bond                                                      5.0%
Money Market                                              0.4%
Asset Allocation                                          9.2%
Mortgage Securities                                       3.5%
Index 500                                                11.5%
Capital Appreciation                                      9.7%
International Stock                                      13.5%
Small Company Growth                                     18.6%
MGB 2006                                                  3.0%
MGB 2010                                                  6.3%
Value Stock                                              11.1%
Small Company Value                                      13.3%
International Bond                                       10.5%
Index 400 Mid-Cap                                        12.0%
Core Equity                                               9.7%
Micro-Cap Growth                                         26.7%
Real Estate Securities                                   16.3%

Historical results are not an indication of future performance. Investment returns on principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower. Please refer to the individual Portfolio reviews contained within the prospectus for information regarding the standardized performance for 1, 5 and 10 years.

Letter from the President

[PHOTO OF DIANNE ORBISON]

Dear Shareholder:

Economic recovery has been a long road. Economic growth dropped below trend nearly three years ago and has not yet FULLY recovered. Thirteen interest rate cuts by the Federal Reserve over 2-1/2 years have pumped an unprecedented amount of monetary stimulus into the economy. The federal government has also done its part to pump some fiscal octane into the country's economic engine. The latest federal tax package was the Jobs and Growth Tax Relief Reconciliation Act of 2003 signed into law on May 28, 2003. Improvements are underway with the economy still growing, but at a rate significantly less than expected over the long-term trend.

Over this reporting period, we have seen the S&P 500, a broad index of core large equities, return 10.76 percent for the six-month period ended June 30. The NASDAQ Composite Index, including many small and mid-cap stocks, returned 22.09 percent for the same period. Whether it is better market psychology or lower interest rates, the equity market looked very favorable in the first half of 2003.

In the fixed income market, the yield curve is flattening, which means that the market is not paying investors a premium for taking risk. For the six-month period ended June 30, corporate bonds outperformed Treasuries, and mortgage securities significantly lagged both. (Lehman Credit Corporate Index 7.72%, Lehman Treasury Index 3.75%, and Lehman Mortgage-backed Index 1.60%).

We expect the Federal Reserve to remain accommodative until consistent improvements in growth and employment are reported. We expect steady growth and strong market performance for the remainder of 2003.

In April 2003, Advantus Capital Management, Inc. (Advantus Capital) and certain companies affiliated with Advantus Capital entered into a Strategic Alliance Agreement and a related Purchase Agreement with Waddell & Reed Financial, Inc. (W&R), a leading U.S. mutual fund firm, its affiliate, Waddell & Reed Investment Management Co. (WRIMCO), and certain other companies affiliated with W&R. Under these agreements, Advantus Capital agreed to sell to WRIMCO its assets related to the actively managed equity Portfolios of Advantus Series Fund, with the exception of Real Estate Securities Portfolio. Advantus Capital recommended to the Board of Directors of Advantus Series Fund that these Portfolios be merged into similar existing portfolios of the W&R Target Funds, Inc. (Target Funds), an investment company managed by WRIMCO, or, where there is not a similar existing portfolio, into a newly formed shell portfolio of the Target Funds. The Board of Directors of Advantus Series Fund has approved each Portfolio's merger subject to approval of the shareholders of the Portfolio. In August, Shareholders in affected Portfolios received a proxy statement/prospectus with detailed information regarding this proposal. If you have any questions regarding the proxy, please call your financial advisor. Your response to the proxy is important, so please vote.

Sincerely,

/s/ Dianne Orbison

Dianne Orbison
President, Advantus Series Fund

Growth Portfolio

PERFORMANCE

The Growth Portfolio posted a return of 11.12 percent* for the six-month period ended June 30, 2003. The Portfolio's benchmark, the Russell 1000 Growth Index**, posted a return of 13.09 percent for the same period.

TEN LARGEST STOCK HOLDINGS

                                                 MARKET      % OF STOCK
SECURITY DESCRIPTION             SHARES          VALUE        PORTFOLIO
--------------------          ------------    ------------   -----------
Microsoft Corporation              361,400    $  9,255,454       4.4%
Pfizer, Inc.                       224,825       7,677,774       3.6%
Amgen, Inc.                        101,100       6,717,084       3.2%
Cisco Systems, Inc.                374,784       6,255,145       2.9%
SAP AG                             207,200       6,054,384       2.8%
Medtronic, Inc.                    122,600       5,881,122       2.8%
Goldman Sachs Group, Inc.           69,800       5,845,750       2.8%
Citigroup, Inc.                    136,500       5,842,200       2.8%
EMC Corporation                    540,200       5,655,894       2.7%
Lockheed Martin Corporation        111,500       5,304,055       2.5%
                                              ------------      ----
                                              $ 64,488,862      30.5%
                                              ============      ====

[CHART]

Technology                                  26.9%
Health Care                                 20.0%
Consumer Cyclical                           13.3%
Financial                                   11.1%
Consumer Staples                            11.0%
Capital Goods                                5.7%
Energy                                       5.4%
Communication Services                       2.6%
Basic Materials                              1.9%
Cash and Other Assets/Liabilities            2.1%

[CHART]

                    COMPARISON OF CHANGE IN INVESTMENT VALUE*
             A HYPOTHETICAL $10,000 INVESTMENT IN GROWTH PORTFOLIO,
               RUSSELL 1000 GROWTH INDEX AND CONSUMER PRICE INDEX

AVERAGE ANNUAL TOTAL RETURN:

One year                                           .31%
Five year                                        -7.14%
Ten year                                          5.23%

(THOUSANDS)

                   GROWTH            RUSSELL 1000
                   PORTFOLIO         GROWTH INDEX          CPI
 6/30/1993          $ 10,000             $ 10,000          $ 10,000
12/31/1993          $ 10,312             $ 10,539          $ 10,097
12/31/1994          $ 10,395             $ 10,816          $ 10,367
12/31/1995          $ 12,919             $ 14,837          $ 10,630
12/31/1996          $ 15,135             $ 18,267          $ 10,983
12/31/1997          $ 20,192             $ 23,837          $ 11,170
12/31/1998          $ 27,199             $ 33,063          $ 11,350
12/31/1999          $ 34,179             $ 44,026          $ 11,655
12/31/2000          $ 26,717             $ 34,154          $ 12,050
12/31/2001          $ 20,379             $ 27,178          $ 12,237
12/31/2002          $ 14,981             $ 19,600          $ 12,528
 6/30/2003          $ 16,647             $ 22,165          $ 12,722

On the chart above you can see how the Growth Portfolio's total return compared to the Russell 1000 Growth Index and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on June 30, 1993 through June 30, 2003.

[SIDENOTE]

The Growth Portfolio seeks the long-term accumulation of capital, with current income as a secondary objective. It invests primarily in common stocks and other equity securities.

* Historical performance is not an indication of future performance. Investment returns on principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

** The Russell 1000 Growth Index contains those stocks from the Russell 1000 with a greater than average growth orientation. The Russell 1000 is the 1,000 largest companies in the Russell 3000. The Russell 3000 is an unmanaged index of 3,000 common stocks, which represents approximately 98 percent of the U.S. market.

Bond Portfolio

PERFORMANCE

The Bond portfolio had an excellent first half of the year returning 4.95 percent*, while the Lehman Brothers Aggregate Bond Index** returned 3.93 percent for the same six month period.

TEN LARGEST BOND HOLDINGS

                                                 MARKET       % OF BOND
SECURITY DESCRIPTION                              VALUE       PORTFOLIO
--------------------                          ------------   -----------
Federal National Mortgage
Association--6.5%, 09/01/32                   $ 10,112,624       3.4%
U.S. Treasury Bond--6.0%, 02/15/26               6,395,133       2.2%
U.S. Treasury Bond--3.0%, 02/15/08               6,379,943       2.1%
Federal National Mortgage
  Association--5.5%, 04/01/33                    6,162,701       2.1%
Federal National Mortgage
  Association--6.0%, 03/01/33                    5,962,462       2.0%
Federal National Mortgage
  Association--5.0%, 07/01/33                    5,638,456       1.9%
Federal National Mortgage
  Association--6.0%, 10/01/32                    5,575,436       1.9%
U.S. Treasury Bond--5.4%, 02/15/31               4,729,431       1.6%
Federal National Mortgage
  Association--7.0%, 02/01/32                    3,904,384       1.3%
Metropolitan Asset Funding,
  Inc.--144A Issue--7.5% 4/20/27                 3,884,557       1.3%
                                              ------------      ----
                                              $ 58,745,127      19.8%
                                              ============      ====

[CHART]

U.S. Treasury                                8.4%
U.S. Government Agencies                    38.6%
AAA Rated                                    5.7%
AA Rated                                    11.7%
A Rated                                     17.5%
BBB Rated                                   17.0%
D Rated                                      0.1%
Cash and Other Assets/Liabilities            1.0%

[CHART]
+
                    COMPARISON OF CHANGE IN INVESTMENT VALUE*
             A HYPOTHETICAL $10,000 INVESTMENT IN GROWTH PORTFOLIO,
          LEHMAN BROTHERS AGGREGATE BOND INDEX AND CONSUMER PRICE INDEX

AVERAGE ANNUAL TOTAL RETURN:

One year                                          11.38%
Five year                                          6.67%
Ten year                                           6.54%

(THOUSANDS)

                                LEHMAN BROTHERS
                                AGGREGATE BOND
              BOND PORTFOLIO    INDEX               CPI
 6/30/1993          $ 10,000           $ 10,000     $ 10,000
12/31/1993          $ 10,257           $ 10,267     $ 10,097
12/31/1994          $  9,790           $  9,968     $ 10,367
12/31/1995          $ 11,724           $ 11,809     $ 10,630
12/31/1996          $ 12,071           $ 12,238     $ 10,983
12/31/1997          $ 13,208           $ 13,419     $ 11,170
12/31/1998          $ 14,011           $ 14,585     $ 11,350
12/31/1999          $ 13,629           $ 14,465     $ 11,655
12/31/2000          $ 15,052           $ 16,147     $ 12,050
12/31/2001          $ 16,241           $ 17,510     $ 12,237
12/31/2002          $ 17,947           $ 19,306     $ 12,528
 6/30/2003          $ 18,836           $ 20,064     $ 12,722

On the chart above you can see how the Bond Portfolio's total return compared to the Lehman Brothers Aggregate Bond Index and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on June 30, 1993 through June 30, 2003.

[SIDENOTE]

The Bond Portfolio seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The Bond Portfolio invests in long-term, fixed income, high quality debt instruments.

* Historical performance is not an indication of future performance. Investment returns on principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

** The Lehman Brothers Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

Money Market Portfolio

PERFORMANCE

The Money Market Portfolio returned .36 percent* for the six-month period ended June 30, 2003. This compares to the Portfolio's benchmark, the three-month U.S. Treasury Bill, which returned .64 percent over the same period.

[CHART]

                            AVERAGE DAYS TO MATURITY

                 NUMBER OF DAYS
Jan                    51
Jan                    53
Jan                    61
Jan                    60
Feb                    57
Feb                    55
Feb                    52
Feb                    48
Mar                    48
Mar                    43
Mar                    42
Mar                    49
Apr                    46
Apr                    44
Apr                    45
Apr                    42
Apr                    46
May                    44
May                    42
May                    39
May                    35
Jun                    34
Jun                    33
Jun                    36
Jun                    40

[CHART]

                            SEVEN-DAY COMPOUND YIELD*

                 PERCENTAGE
Jan                    0.93%
Jan                    0.84%
Jan                    1.00%
Jan                    0.95%
Feb                    0.99%
Feb                    0.92%
Feb                    0.51%
Feb                    0.46%
Mar                    0.50%
Mar                    0.69%
Mar                    0.74%
Mar                    0.79%
Apr                    0.78%
Apr                    0.72%
Apr                    0.71%
Apr                    0.71%
Apr                    0.70%
May                    0.69%
May                    0.68%
May                    0.68%
May                    0.67%
Jun                    0.68%
Jun                    0.69%
Jun                    0.67%
Jun                    0.65%

The yield quotation more closely represents the current earnings of the Money Market Portfolio than the total return quotation.

The seven-day compound yield is computed by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period, dividing that change by adding one to the quotient, raising the sum to the 365th power and subtracting one from the result.

[SIDENOTE]

The Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the preservation of capital. It invests in short-term money market instruments and other debt securities that mature within 397 days.

INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

*Historical performance is not an indication of future performance. Investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

Asset Allocation Portfolio

PERFORMANCE

The Asset Allocation Portfolio returned 9.18 percent* for the six-month period ended June 30, 2003. The Portfolio's benchmark, a blended index comprised of 60 percent S&P 500 Index+ and 40 percent Lehman Brothers Aggregate Bond Index++, returned 8.66 percent for the same period. The S&P 500 Index+ and the Lehman Brothers Aggregate Bond Index++ returned 11.76 percent and 3.93 percent, respectively, for the same period.

FIVE LARGEST STOCK HOLDINGS

                                                              MARKET     % OF STOCK
SECURITY DESCRIPTION                            SHARES         VALUE      PORTFOLIO
--------------------                            ------     ------------  ----------
Pfizer, Inc.                                    255,425    $  8,722,764       2.3%
Microsoft Corporation                           307,000       7,862,270       2.1%
Clear Channel Communications, Inc.              161,500       6,845,985       1.8%
Biomet, Inc.                                    233,300       6,686,378       1.7%
General Electric Company                        229,256       6,575,062       1.7%
                                                           ------------       ---
                                                           $ 36,692,459       9.6%
                                                           ============       ===

BOND PORTFOLIO CHARACTERISTICS - QUALITY BREAKDOWN

                                                                          % OF BOND
RATING                                                                    PORTFOLIO
------                                                                    ---------
U.S. Treasury                                                                14.9%
U.S. Government Agencies                                                     40.4%
AAA rated                                                                    13.0%
AA rated                                                                      2.3%
A rated                                                                      14.4%
BBB rated                                                                    14.4%
D rated                                                                       0.6%
                                                                            -----
                                                                            100.0%
                                                                            =====

[CHART]

Common Stocks                           70.9%
Bonds                                   26.8%
Cash and Other Assets/Liabilities        2.3%

                    COMPARISON OF CHANGE IN INVESTMENT VALUE*
 A HYPOTHETICAL $10,000 INVESTMENT IN ASSET ALLOCATION PORTFOLIO, S&P 500 INDEX,
   LEHMAN BROTHERS AGGREGATE BOND INDEX, A BLENDED INDEX OF 60 PERCENT S&P 500
     INDEX AND 40 PERCENT LEHMAN BROTHERS AGGREGATE BOND INDEX AND CONSUMER
                                   PRICE INDEX

[CHART]

AVERAGE ANNUAL TOTAL RETURN:

One year                                                  4.69%
Five year                                                 -.73%
Ten year                                                  6.31%

(Thousands)

                                                       S&P 500 AND
             ASSET ALLOCATION                          LEHMAN AGGREGATE    LEHMAN BROTHERS AGGREGATE
             PORTFOLIO            S&P 500 INDEX        BLENDED 60/40       BOND INDEX                    CPI
 6/30/1993           $ 10,000          $ 10,000                $ 10,000                     $ 10,000     $ 10,000
12/31/1993           $ 10,287          $ 10,494                $ 10,403                     $ 10,267     $ 10,097
12/31/1994           $ 10,143          $ 10,633                $ 10,367                     $  9,968     $ 10,367
12/31/1995           $ 12,681          $ 14,628                $ 13,501                     $ 11,809     $ 10,630
12/31/1996           $ 14,266          $ 17,987                $ 15,687                     $ 12,238     $ 10,983
12/31/1997           $ 16,975          $ 23,989                $ 19,761                     $ 13,419     $ 11,170
12/31/1998           $ 20,989          $ 30,845                $ 24,341                     $ 14,585     $ 11,350
12/31/1999           $ 24,173          $ 37,389                $ 28,189                     $ 14,465     $ 11,655
12/31/2000           $ 21,658          $ 33,931                $ 26,817                     $ 16,147     $ 12,050
12/31/2001           $ 18,548          $ 29,900                $ 24,944                     $ 17,510     $ 12,237
12/31/2002           $ 16,881          $ 23,292                $ 21,697                     $ 19,306     $ 12,528
 6/30/2003           $ 18,432          $ 26,031                $ 23,644                     $ 20,064     $ 12,722

On the chart above you can see how the Asset Allocation Portfolio's total return compared to the S&P 500 Index, Lehman Brothers Aggregate Bond Index, a blended index of 60 percent S&P 500 Index and 40 percent Lehman Brothers Aggregate Bond Index and the Consumer Price Index. The lines represent the total return of a hypothetical $10,000 investment made on June 30, 1993 through June 30, 2003.

[SIDENOTE]

The Asset Allocation Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk. It invests in common stocks and other equity securities, bonds and money market instruments. The mix of investments is varied by the Portfolio's management as economic conditions indicate.

*Historical performance is not an indication of future performance. Investment returns on principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

+The S&P 500 Index is a broad unmanaged index of 500 common stocks which are representative of the overall U.S. stock market.

++The Lehman Brothers Aggregate Bond Index is comprised of the Lehman Brothers Government/Corporate Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index.

Mortgage Securities Portfolio

PERFORMANCE

For the six-month month period ended June 30, 2003 the Mortgage Securities Portfolio returned 3.49 percent*. Its benchmark index, the Lehman Brothers Mortgage-Backed Securities Index** returned 1.60 percent for the same period.

[CHART]

HIGH QUALITY ASSETS

AAA Rated                               59.2%
AA Rated                                14.4%
A Rated                                 11.8%
BBB Rated                               10.4%
BB Rated                                 2.6%
D Rated                                  0.2%
Cash and Other Assets/Liabilities        1.4%

[CHART]

SOLID LIQUIDITY

Public Issues                                                            76.2%
Liquid 144A Issues                                                       17.0%
Illiquid 144A Issues and Other Private Placement Illiquid Issues          5.4%
Cash and Other Assets/Liabilities                                         1.4%

[CHART]

PRUDENT SECTOR DIVERSIFICATION

FHLMC                                                               5.7%
FNMA                                                               38.3%
GNMA                                                                1.2%
State and Local Government Obligations                              0.6%
Vendee Mortgage Trust                                               0.2%
Asset Backed Securities                                            20.8%
Collateralized Mortgage Obligations/Mortgage Revenue Bonds         20.8%
Non-Agency Commercial MBS                                           9.5%
Non-Agency Prime Residential MBS                                    0.1%
Corporate Obligations - Health Care                                 1.4%
Cash and Other Assets/Liabilities                                   1.4%

[CHART]

                    COMPARISON OF CHANGE IN INVESTMENT VALUE*
       A HYPOTHETICAL $10,000 INVESTMENT IN MORTGAGE SECURITIES PORTFOLIO, LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX AND CONSUMER PRICE INDEX

AVERAGE ANNUAL TOTAL RETURN:

One year                                          7.75%
Five year                                         7.72%
Ten year                                          7.26%

(Thousands)

              MORTGAGE SECURITIES    LEHMAN BROTHERS MORTGAGE-BACKED
              PORTFOLIO              SECURITIES INDEX                        CPI
 6/30/1993               $ 10,000                           $ 10,000    $ 10,000
12/31/1993               $ 10,232                           $ 10,187    $ 10,097
12/31/1994               $  9,887                           $ 10,023    $ 10,367
12/31/1995               $ 11,667                           $ 11,707    $ 10,630
12/31/1996               $ 12,280                           $ 12,334    $ 10,983
12/31/1997               $ 13,403                           $ 13,504    $ 11,170
12/31/1998               $ 14,284                           $ 14,444    $ 11,350
12/31/1999               $ 14,568                           $ 14,712    $ 11,655
12/31/2000               $ 16,287                           $ 16,354    $ 12,050
12/31/2001               $ 17,759                           $ 17,699    $ 12,237
12/31/2002               $ 19,474                           $ 19,247    $ 12,528
 6/30/2003               $ 20,154                           $ 19,554    $ 12,722

On the chart above you can see how the Mortgage Securities Portfolio's total return compared to the Lehman Brothers Mortgage-Backed Securities Index and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on June 30, 1993 through June 30, 2003.

[SIDENOTE]

The Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk. The Mortgage Securities Portfolio will invest primarily in mortgage-related securities. The risks incurred by Mortgage Securities Portfolio include, but are not limited to, reinvestment of prepaid loans at lower rates of return. In addition, the net asset value of the Mortgage Securities Portfolio may fluctuate in response to changes in interest rates and are not guaranteed.

*Historical performance is not an indication of future performance. Investment returns on principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Lehman Brothers Mortgage-Backed Securities Index is an unmanaged benchmark composite which includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

Index 500 Portfolio

PERFORMANCE

For the six-month period ended June 30, 2003, the Portfolio ended with a 11.48 percent* return. This compares to the Portfolio's benchmark, the S&P 500 Index,** which returned 11.76 percent for the same period.

TEN LARGEST STOCK HOLDINGS

                                                               MARKET     % OF STOCK
SECURITY DESCRIPTION                            SHARES         VALUE      PORTFOLIO
--------------------                            ------     -------------  ----------
General Electric Company                        510,913    $  14,652,985       3.1%
Microsoft Corporation                           548,839       14,055,767       3.0%
Pfizer, Inc.                                    403,592       13,782,667       3.0%
Exxon Mobil Corporation                         341,451       12,261,504       2.6%
Wal-Mart Stores, Inc.                           223,851       12,014,083       2.6%
Citigroup, Inc.                                 263,169       11,263,633       2.4%
Johnson & Johnson                               151,767        7,846,354       1.7%
American International Group                    133,342        7,357,812       1.6%
International Business
  Machines Corporation                           86,336        7,287,720       1.6%
Intel Corporation                               334,019        6,942,251       1.5%
                                                           -------------      ----
                                                           $ 107,464,776      23.1%
                                                           =============      ====

[CHART]

Financial                                   20.5%
Technology                                  15.6%
Health Care                                 14.2%
Consumer Staples                            11.9%
Consumer Cyclical                           10.6%
Capital Goods                                7.8%
Energy                                       5.7%
Communication Services                       4.8%
Utilities                                    3.0%
Basic Materials                              2.9%
Transportation                               1.6%
Cash and Other Assets/Liabilities            1.4%

[CHART]

                    COMPARISON OF CHANGE IN INVESTMENT VALUE*
            A HYPOTHETICAL $10,000 INVESTMENT IN INDEX 500 PORTFOLIO,
                     S&P 500 INDEX AND CONSUMER PRICE INDEX

AVERAGE ANNUAL TOTAL RETURN:

One year                                           -.08%
Five year                                         -2.01%
Ten year                                           9.48%

(THOUSANDS)

                    INDEX 500            S&P 500
                    PORTFOLIO            INDEX             CPI
 6/30/1993          $ 10,000             $ 10,000          $ 10,000
12/31/1993          $ 10,472             $ 10,494          $ 10,097
12/31/1994          $ 10,595             $ 10,633          $ 10,367
12/31/1995          $ 14,498             $ 14,628          $ 10,630
12/31/1996          $ 17,635             $ 17,987          $ 10,983
12/31/1997          $ 23,343             $ 23,989          $ 11,170
12/31/1998          $ 29,876             $ 30,845          $ 11,350
12/31/1999          $ 35,934             $ 37,339          $ 11,655
12/31/2000          $ 32,560             $ 33,931          $ 12,050
12/31/2001          $ 28,571             $ 29,900          $ 12,237
12/31/2002          $ 22,181             $ 23,292          $ 12,528
 6/30/2003          $ 24,728             $ 26,031          $ 12,722

On the chart above you can see how the Index 500 Portfolio's total return compared to the S&P 500 Index (as adjusted for dividend reinvestment) and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on June 30, 1993 through June 30, 2003.

[SIDENOTE]

The Index 500 Portfolio+ seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's Corporation 500 Composite Stock Index (S&P 500)+. It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy.

+"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Series Fund, Inc.-Index 500 Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

*Historical performance is not an indication of future performance. Investment returns on principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

Capital Appreciation Portfolio

PERFORMANCE

The Capital Appreciation Portfolio had a return of 9.65 percent* for the six-month period ended June 30, 2003. This compares with the S&P 500 Index,** which returned 11.76 percent for the same period.

TEN LARGEST STOCK HOLDINGS

                                                              MARKET      % OF STOCK
SECURITY DESCRIPTION                            SHARES        VALUE       PORTFOLIO
--------------------                            ------     ------------   ---------
Microsoft Corporation                           271,400    $  6,950,554       4.4%
Pfizer, Inc.                                    168,675       5,760,252       3.6%
Amgen, Inc.                                      75,900       5,042,796       3.2%
Cisco Systems, Inc.                             281,200       4,693,228       2.9%
SAP AG                                          155,500       4,543,710       2.9%
Medtronic, Inc.                                  92,000       4,413,240       2.8%
Goldman Sachs Group, Inc.                        52,300       4,380,125       2.8%
Citigroup, Inc.                                 102,200       4,374,160       2.8%
EMC Corporation                                 405,400       4,244,538       2.7%
Lockheed Martin Corporation                      83,700       3,981,609       2.5%
                                                           ------------      ----
                                                           $ 48,384,212      30.6%
                                                           ============      ====

[CHART]

Technology                                  27.0%
Health Care                                 20.1%
Consumer Cyclical                           13.4%
Financial                                   11.1%
Consumer Staples                            11.0%
Capital Goods                                5.7%
Energy                                       5.5%
Communication Services                       2.6%
Basic Materials                              1.9%
Cash and Other Assets/Liabilities            1.7%

[CHART]

                    COMPARISON OF CHANGE IN INVESTMENT VALUE*
      A HYPOTHETICAL $10,000 INVESTMENT IN CAPITAL APPRECIATION PORTFOLIO,
                     S&P 500 INDEX AND CONSUMER PRICE INDEX

AVERAGE ANNUAL TOTAL RETURN:

One year                                  -.70%
Five year                                -7.77%
Ten year                                  5.37%

(Thousands)

              CAPITAL APPRECIATION       S&P 500
              PORTFOLIO                  INDEX             CPI
 6/30/1993                $ 10,000       $ 10,000          $ 10,000
12/31/1993                $ 11,011       $ 10,494          $ 10,097
12/31/1994                $ 11,258       $ 10,633          $ 10,367
12/31/1995                $ 13,823       $ 14,628          $ 10,630
12/31/1996                $ 16,258       $ 17,987          $ 10,983
12/31/1997                $ 20,852       $ 23,989          $ 11,170
12/31/1998                $ 27,281       $ 30,845          $ 11,350
12/31/1999                $ 33,149       $ 37,339          $ 11,655
12/31/2000                $ 29,783       $ 33,931          $ 12,050
12/31/2001                $ 22,447       $ 29,900          $ 12,237
12/31/2002                $ 15,367       $ 23,292          $ 12,528
 6/30/2003                $ 16,851       $ 26,031          $ 12,722

On the chart above you can see how the Capital Appreciation Portfolio's total return compared to the S&P 500 Index and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on June 30, 1993 through June 30, 2003.

[SIDENOTE]

The Capital Appreciation Portfolio seeks growth of capital. Investments will be made based upon their potential for capital appreciation.

*Historical performance is not an indication of future performance. Investment returns on principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

International Stock Portfolio

PERFORMANCE

The International Stock Portfolio returned 13.49 percent* for the six-month period ended June 30, 2003. This compared to the Morgan Stanley Capital EAFE Index** return of 9.84 percent for the same period.

TEN LARGEST STOCK HOLDINGS

                                                                MARKET      % OF STOCK
SECURITY DESCRIPTION                             SHARES         VALUE        PORTFOLIO
--------------------                             ---------   ------------   ----------
Vestas Wind Systems A/S                            537,700   $  6,149,274       2.5%
Nippon Telegraph &
Telegraph Corporation                                1,291      5,063,377       2.1%
Kidde PLC                                        3,180,400      4,435,082       1.8%
ING Groep NV                                       251,394      4,367,093       1.8%
Samsung Electronics GDR                             29,000      4,309,333       1.8%
Korea Electric Power
Corporation ADR                                    216,960      4,276,282       1.7%
ForeningsSparbanken AB                             305,700      4,220,371       1.7%
Shell Transport & Trading
Company PLC                                        632,900      4,173,124       1.7%
BAE Systems PLC                                  1,766,100      4,160,587       1.7%
AXA                                                261,980      4,063,704       1.6%
                                                             ------------      ----
                                                             $ 45,228,227      18.4%
                                                             ============      ====

[CHART]

                    COMPARISON OF CHANGE IN INVESTMENT VALUE*
       A HYPOTHETICAL $10,000 INVESTMENT IN INTERNATIONAL STOCK PORTFOLIO,
           MORGAN STANLEY CAPITAL EAFE INDEX AND CONSUMER PRICE INDEX

AVERAGE ANNUAL TOTAL RETURN:

One year                                 -6.82%
Five year                                -0.68%
Ten year                                  7.44%

(Thousands)

              INTERNATIONAL      MORGAN STANLEY
              STOCK PORTFOLIO    CAPITAL EAFE INDEX    CPI
 6/30/1993           $ 10,000              $ 10,000    $ 10,000
12/31/1993           $ 12,425              $ 10,770    $ 10,097
12/31/1994           $ 12,385              $ 11,638    $ 10,367
12/31/1995           $ 14,148              $ 12,982    $ 10,630
12/31/1996           $ 16,948              $ 13,808    $ 10,983
12/31/1997           $ 18,971              $ 14,092    $ 11,170
12/31/1998           $ 20,224              $ 16,957    $ 11,350
12/31/1999           $ 24,558              $ 21,587    $ 11,655
12/31/2000           $ 24,757              $ 18,573    $ 12,050
12/31/2001           $ 21,982              $ 14,635    $ 12,237
12/31/2002           $ 18,065              $ 12,343    $ 12,528
 6/30/2003           $ 20,503              $ 13,559    $ 12,722

On the chart above you can see how the International Stock Portfolio's total return compared to the Morgan Stanley Capital EAFE Index and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on June 30, 1993 through June 30, 2003.

[SIDENOTE]

The International Stock Portfolio seeks long-term capital growth. The Portfolio will invest primarily in common stocks of companies and governments outside the United States. Investment risks associated with international investing in addition to other risks, include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

*Historical performance is not an indication of future performance. Investment returns on principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Morgan Stanley Capital EAFE Index is an unmanaged index of common stocks from European, Australian and Far Eastern markets.

Small Company Growth Portfolio

PERFORMANCE

The Small Company Growth Portfolio returned 18.62 percent* for the six-month period ended June 30, 2003. Its benchmark, the Russell 2000 Growth Index**, returned 19.33 percent for the same period.

TEN LARGEST STOCK HOLDINGS

                                                              MARKET      % OF STOCK
SECURITY DESCRIPTION                             SHARES       VALUE        PORTFOLIO
--------------------                            -------    ------------   ----------
Avid Technology, Inc.                            96,800    $  3,394,776       2.4%
Medicis Pharmaceutical                           53,235       3,018,424       2.1%
Mid Atlantic Medical Services                    56,300       2,944,490       2.1%
Coventry Health Care, Inc.                       57,700       2,663,432       1.9%
Accredo Health, Inc.                            119,700       2,609,460       1.9%
Emmis Communications
Corporation                                     109,900       2,522,205       1.8%
LifePoint Hospitals, Inc.                       117,800       2,466,732       1.8%
Kroll, Inc.                                      88,900       2,405,634       1.7%
Stone Energy Corporation                         54,996       2,305,432       1.6%
Sepracor, Inc.                                  117,800       2,123,934       1.5%
                                                           ------------      ----
                                                           $ 26,454,519      18.8%
                                                           ============      ====

[CHART]

Technology                                       25.0%
Consumer Cyclical                                18.1%
Health Care                                      17.4%
Financial                                         9.4%
Consumer Staples                                  8.7%
Energy                                            5.5%
Capital Goods                                     3.9%
Communication Services                            2.7%
Basic Materials                                   2.3%
Transportation                                    2.2%
Cash and Other Assets/Liabilities                 4.8%

[CHART]

                    COMPARISON OF CHANGE IN INVESTMENT VALUE*
      A HYPOTHETICAL $10,000 INVESTMENT IN SMALL COMPANY GROWTH PORTFOLIO,
               RUSSELL 2000 GROWTH INDEX AND CONSUMER PRICE INDEX

AVERAGE ANNUAL TOTAL RETURN:

One year                                                           1.85%
Five year                                                         -3.77%
Ten year                                                           4.98%

(Thousands)

            SMALL COMPANY            RUSSELL 2000
            GROWTH PORTFOLIO         GROWTH INDEX          CPI
 6/30/1993          $ 10,000             $ 10,000          $ 10,000
12/31/1993          $ 11,197             $ 11,221          $ 10,097
12/31/1994          $ 11,887             $ 10,948          $ 10,367
12/31/1995          $ 15,698             $ 14,347          $ 10,630
12/31/1996          $ 16,709             $ 15,963          $ 10,983
12/31/1997          $ 18,005             $ 18,029          $ 11,170
12/31/1998          $ 18,233             $ 18,251          $ 11,350
12/31/1999          $ 26,553             $ 26,116          $ 11,655
12/31/2000          $ 23,558             $ 20,258          $ 12,050
12/31/2001          $ 20,306             $ 18,389          $ 12,237
12/31/2002          $ 13,706             $ 12,824          $ 12,528
 6/30/2003          $ 16,258             $ 15,303          $ 12,722

On the chart above you can see how the Small Company Growth Portfolio's total return compared to the Russell 2000 Growth Index and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on June 30, 1993 through June 30, 2003.

[SIDENOTE]

The Small Company Growth Portfolio seeks long-term accumulation of capital. It invests primarily in common stocks of small companies whose market capitalization are within the range of capitalization of companies in the Russell 2000 Growth Index**. Small company securities have varying degrees of risk. Investments in smaller company and micro-cap stocks carry a higher level of volatility and risk over the short-term. Refer to the prospectus for portfolio risks associated with each investment option.

*Historical performance is not an indication of future performance. Investment returns on principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

** The Russell 2000 Growth Index contains those stocks from the Russell 2000 with a greater than average growth orientation. The Russell 2000 is the 2,000 smallest companies in the Russell 3000. The Russell 3000 is an unmanaged index of 3,000 common stocks, which represents approximately 98 percent of the U.S. market.

Maturing Government Bond 2006 Portfolio
Maturing Government Bond 2010 Portfolio

PERFORMANCE

For the six-month period ended June 30, 2003, the Maturing Government Bond Portfolios generated the following returns:

Maturing Government Bond 2006 Portfolio                 2.97 percent
Maturing Government Bond 2010 Portfolio                 6.34 percent

For the six-month period ended June 30, 2003, the Ryan Lab's U.S. Treasury Strip Indexes of comparable maturity generated the following returns:

Ryan Lab's Inc. September 2006 Index                    2.71 percent
Ryan Lab's Inc. September 2010 Index                    5.89 percent

[CHART]

MATURING GOVERNMENT BOND 2006 PORTFOLIO

U.S. Treasury Strip                              39.1%
FNMA Strip                                       20.7%
Israel State Aid Strip                           11.6%
FICO Strip                                       10.1%
Government Trust Certificate                      7.5%
RFC Strip                                         7.5%
Tennessee Valley Authority                        3.5%

[CHART]

MATURING GOVERNMENT BOND 2010 PORTFOLIO

U.S. Treasury Strip                              40.0%
FICO Strip                                       21.6%
FNMA Strip                                       15.8%
Israel State Aid Strip                            7.9%
RFC Strip                                         7.7%
FHLMC Strip                                       5.1%
Government Trust Certificate                      0.8%
Cash and Other Assets/Liabilities                 1.1%

[CHART]

                    COMPARISON OF CHANGE IN INVESTMENT VALUE*
  A HYPOTHETICAL $10,000 INVESTMENT IN MATURING GOVERNMENT BOND 2006 PORTFOLIO, RYAN LABS, INC. SEPTEMBER 2006 INDEX OF TREASURY STRIPS AND CONSUMER PRICE INDEX

AVERAGE ANNUAL TOTAL RETURN:

One year                                         10.87%
Five year                                         7.79%
Since inception (5/2/94)                          9.52%

(Thousands)

           MATURING GOVERNMENT BOND      RYAN LABS, INC.
           2006 PORTFOLIO                SEPTEMBER 2006 INDEX            CPI
  5/2/1994                 $ 10,000                  $ 10,000            $ 10,000
12/31/1994                 $ 10,013                  $  9,875            $ 10,156
12/31/1995                 $ 13,490                  $ 13,532            $ 10,414
12/31/1996                 $ 13,327                  $ 13,351            $ 10,760
12/31/1997                 $ 15,009                  $ 15,116            $ 10,943
12/31/1998                 $ 17,165                  $ 17,380            $ 11,119
12/31/1999                 $ 15,825                  $ 16,087            $ 11,418
12/31/2000                 $ 18,298                  $ 18,808            $ 11,805
12/31/2001                 $ 19,775                  $ 20,705            $ 11,988
12/31/2002                 $ 22,344                  $ 23,333            $ 12,273
 6/30/2003                 $ 23,007                  $ 23,966            $ 12,463

On the chart above you can see how the Maturing Government Bond 2006 Portfolio's total return compared to the Ryan Labs, Inc. September 2006 Index of Treasury Strips and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on the inception date of the Maturing Government Bond 2006 Portfolio (May 2, 1994) through June 30, 2003.

[CHART]

                    COMPARISON OF CHANGE IN INVESTMENT VALUE*
  A HYPOTHETICAL $10,000 INVESTMENT IN MATURING GOVERNMENT BOND 2010 PORTFOLIO, RYAN LABS, INC. SEPTEMBER 2010 INDEX OF TREASURY STRIPS AND CONSUMER PRICE INDEX

AVERAGE ANNUAL TOTAL RETURN:

One year                                          18.36%
Five year                                          8.82%
Since inception (5/2/94)                          11.03%

(Thousands)

           MATURING GOVERNMENT BOND      RYAN LABS, INC.
           2010 PORTFOLIO                SEPTEMBER 2010 INDEX                CPI
  5/2/1994                 $ 10,000                  $ 10,000                $ 10,000
12/31/1994                 $  9,970                  $  9,931                $ 10,156
12/31/1995                 $ 14,080                  $ 14,313                $ 10,414
12/31/1996                 $ 13,599                  $ 13,880                $ 10,760
12/31/1997                 $ 16,028                  $ 16,251                $ 10,943
12/31/1998                 $ 18,317                  $ 18,824                $ 11,119
12/31/1999                 $ 16,204                  $ 16,686                $ 11,418
12/31/2000                 $ 19,665                  $ 20,656                $ 11,805
12/31/2001                 $ 20,641                  $ 21,585                $ 11,988
12/31/2002                 $ 24,533                  $ 25,309                $ 12,273
 6/30/2003                 $ 26,089                  $ 26,801                $ 12,463

On the chart above you can see how the Maturing Government Bond 2010 Portfolio's total return compared to the Ryan Labs, Inc. September 2010 Index of Treasury Strips and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on the inception date of the Maturing Government Bond 2010 Portfolio (May 2, 1994) through June 30, 2003.

[SIDENOTE]

The Maturing Government Bond 2006 and 2010 Portfolios seek as high of an investment return as is consistent with prudent investment risk. The Portfolios invest primarily in U.S. Government and Agency zero coupon fixed income securities with maturities near the 2006 and 2010 liquidation dates of each Portfolio.

*Historical performance is not an indication of future performance. Investment returns on principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**Ryan Labs, Inc. September 2006 and 2010 Index of U.S. Treasury Strips consists of all active zero-coupon U.S. Treasury issues with maturities in September 2006 and 2010, respectively.

Value Stock Portfolio

PERFORMANCE

The Value Stock Portfolio returned 11.09 percent* for the six-month period ended June 30, 2003. This compares to the Portfolio's benchmark, the Russell 1000 Value Index**, which returned 11.57 percent for the same period.

TEN LARGEST STOCK HOLDINGS

                                                              MARKET      % OF STOCK
SECURITY DESCRIPTION                             SHARES       VALUE       PORTFOLIO
--------------------                            -------    ------------   ----------
CitiGroup, Inc.                                  95,706    $  4,096,217       3.4%
Bank of America Corporation                      50,180       3,965,725       3.3%
U.S. Bancorp                                    158,494       3,883,103       3.2%
Wells Fargo & Company                            72,400       3,648,960       3.0%
Exxon Mobil Corporation                          97,504       3,501,368       2.9%
Northrop Grumman Corporation                     35,200       3,037,408       2.5%
Abbott Laboratories                              67,000       2,931,920       2.4%
Chubb Corporation                                44,000       2,640,000       2.2%
ConAgra Goods, Inc.                             110,800       2,614,880       2.2%
Microsoft Corporation                            98,200       2,514,902       2.1%
                                                           ------------      ----
                                                           $ 32,834,483      27.2%
                                                           ============      ====

[CHART]

Communication Services                       3.0%
Cash and Other Assets/Liabilities            3.5%
Utilities                                    4.4%
Basic Materials                              6.5%
Technology                                   6.7%
Health Care                                  7.2%
Energy                                       7.5%
Consumer Staples                             9.6%
Capital Goods                               10.6%
Consumer Cyclical                           11.1%
Financial                                   29.9%

[CHART]

                    COMPARISON OF CHANGE IN INVESTMENT VALUE*
           A HYPOTHETICAL $10,000 INVESTMENT IN VALUE STOCK PORTFOLIO,
                RUSSELL 1000 VALUE INDEX AND CONSUMER PRICE INDEX

AVERAGE ANNUAL TOTAL RETURN:

One year                                          -2.02%
Five year                                         -3.74%
Since inception (5/2/94)                           7.04%

(Thousands)

                  VALUE STOCK    RUSSELL 1000
                  PORTFOLIO      VALUE INDEX         CPI
  5/2/1994           $ 10,000        $ 10,000        $ 10,000
12/31/1994           $ 10,457        $  9,950        $ 10,156
12/31/1995           $ 13,904        $ 13,766        $ 10,414
12/31/1996           $ 18,207        $ 16,745        $ 10,760
12/31/1997           $ 22,065        $ 22,637        $ 10,943
12/31/1998           $ 22,452        $ 26,174        $ 11,119
12/31/1999           $ 22,513        $ 28,098        $ 11,418
12/31/2000           $ 22,149        $ 30,069        $ 11,805
12/31/2001           $ 19,834        $ 28,388        $ 11,988
12/31/2002           $ 16,795        $ 23,981        $ 12,273
 6/30/2003           $ 18,658        $ 26,756        $ 12,463

On the chart above you can see how the Value Stock Portfolio's total return compared to the Russell 1000 Value Index and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on the inception date of the Value Stock Portfolio (May 2, 1994) through June 30, 2003.

[SIDENOTE]

The Value Stock Portfolio seeks long-term accumulation of capital. The secondary objective is the production of income. The Portfolio invests primarily in equity securities of companies, which, in the opinion of the Adviser, have market values that are undervalued relative to their underlying value or future growth potential.

*Historical performance is not an indication of future performance. Investment returns on principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Russell 1000 Value Index contains those stocks from the Russell 1000 with low book to price ratio. The Russell 1000 is the 1,000 largest companies in the Russell 3000. The Russell 3000 is an unmanaged index of 3,000 common stocks which represents approximately 98 percent of the U.S. market.

Small Company Value Portfolio

PERFORMANCE

The Small Company Value Portfolio returned 13.32 percent for the six-month period ended June 30, 2003.* The Russell 2000 Value Index** returned 16.49 percent for the same period.

TEN LARGEST STOCK HOLDINGS

                                                                   MARKET       % OF STOCK
SECURITY DESCRIPTION                                  SHARES       VALUE        PORTFOLIO
--------------------                                 --------   ------------   ------------
Wabtec Corporation                                    82,300   $  1,144,793        1.8%
Argosy Gaming Company                                 52,500      1,097,775        1.8%
Agrium, Inc.                                          99,000      1,085,040        1.7%
The Readers Digest Association, Inc.                  78,500      1,058,180        1.7%
Phelps Dodge Corporation                              25,100        962,334        1.5%
Technitrol, Inc.                                      62,300        937,615        1.5%
Veeco Instruments, Inc.                               50,600        861,718        1.4%
Navistar International Corporation                    23,900        779,857        1.2%
EGL, Inc.                                             44,400        674,880        1.1%
Martin Marietta Materials, Inc.                       19,100        641,951        1.1%
                                                               ------------       ----
                                                               $  9,244,143       14.8%
                                                               ============       ====

[CHART]

Utilities                                           0.40%
Health Care                                         3.90%
Communication Services                              4.00%
Financial                                           5.20%
Transportation                                      5.30%
Energy                                              6.00%
Consumer Staples                                    8.20%
Basic Materials                                    11.80%
Consumer Cyclical                                  14.80%
Technology                                         15.50%
Capital Goods                                      21.70%
Cash and Other Assets/Liabilities                   3.20%

[CHART]

                    COMPARISON OF CHANGE IN INVESTMENT VALUE*
       A HYPOTHETICAL $10,000 INVESTMENT IN SMALL COMPANY VALUE PORTFOLIO,
                RUSSELL 2000 VALUE INDEX AND CONSUMER PRICE INDEX

AVERAGE ANNUAL TOTAL RETURN:

One year                                                -10.82%
Five year                                                 3.08%
Since inception (10/1/97)                                 3.82%

(Thousands)

             SMALL COMPANY     RUSSELL 2000
             VALUE PORTFOLIO   VALUE INDEX            CPI
 10/1/1997          $ 10,000        $ 10,000          $ 10,000
12/31/1997          $ 10,229        $ 10,133          $ 10,006
12/31/1998          $  9,539        $  9,479          $ 10,167
12/31/1999          $  9,246        $  9,338          $ 10,440
12/31/2000          $ 11,835        $ 11,470          $ 10,794
12/31/2001          $ 13,679        $ 13,078          $ 10,962
12/31/2002          $ 10,947        $ 11,584          $ 11,222
 6/30/2003          $ 12,405        $ 13,494          $ 11,396

On the chart above you can see how the Small Company Value Portfolio's total return compared to the Russell 2000 Value Index and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on the inception date of the Small Company Value Portfolio (October 1, 1997) through June 30, 2003.

[SIDENOTE]

The Small Company Value Portfolio seeks the long-term accumulation of capital. It invests primarily in the equity securities of small companies, defined in terms of market capitalization, and which appear to have market values that are low relative to their underlying value or future earnings and growth potential. Investments in smaller company and micro-cap stocks generally carry a higher level of volatility and risk over the short term. Refer to the Portfolio's prospectus for specific information about risks associated with the investment, as well as charges and expenses.

*Historical performance is not an indication of future performance. Investment returns on principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

** The Russell 2000 Value Index contains those stocks from the Russell 2000 with a low price to book ratios. The Russell 2000 is the 2,000 smallest companies in the Russell 3000. The Russell 3000 is an unmanaged index of 3000 common stocks, which represent approximately 98 percent of the U.S. Market.

International Bond Portfolio
(Formerly the Global Bond Portfolio)

PERFORMANCE

The International Bond Portfolio returned 10.54 percent* for the six-month period ended June 30, 2003. This compares to the Portfolio's current benchmark, the Salomon Brothers Non-U.S. World Government Bond Index**, and the Portfolio's prior benchmark, the Salomon Brothers World Government Bond Index***, which returned 8.14 percent and 7.11 percent, respectively, for the same period. During prior reporting periods, the Portfolio compared its annual total return performance to the Salomon Brothers World Government Bond Index***, which includes securities of U.S. issuers. Effective May 1, 2003, the Portfolio changed its name from the Global Bond Portfolio to the International Bond Portfolio and began pursuing a policy of investing primarily in debt securities of foreign issuers, rather than both foreign and domestic issuers as was previously the case. For that reason, the Portfolio now compares its returns to the Salomon Brothers Non-U.S. World Government Bond Index**, which excludes securities of U.S. issuers.

TEN LARGEST BOND HOLDINGS

                                                      MARKET       % OF STOCK
SECURITY DESCRIPTION                                   VALUE        PORTFOLIO
--------------------                               ------------    ------------
Deutsche Bundesrepublik (Euro)
-6.250%, 01/04/30                                  $  4,193,717         6.3%
Deutsche Bundesrepublik (Euro)
-5.500%, 01/03,31                                     3,968,990         5.9%
France Government Bond OAT (Euro)
-5.000%, 04/25/12                                     3,205,090         4.8%
Hellenic Republic Government Bond (Euro)
-4.650%, 04/19/07                                     3,006,913         4.5%
Belgium Government Bond (Euro)
-3.750%, 03/28/09                                     2,956,681         4.4%
Canadian Government Bond (Canadian Dollar)
-5.250%, 06/01/12                                     2,925,919         4.4%
Spain Government Bond (Euro)
-3.250%, 01/31/05                                     2,923,376         4.4%
Netherlands Government Bond (Euro)
-5.000%, 07/15/12                                     2,809,079         4.2%
Portugal Obrigacoes do Tesouro OT (Euro)
-3.950%, 07/15/09                                     2,618,768         3.9%
Denmark Government Bond (Danish Krona)
-5.000%, 08/15/05                                     2,361,600         3.5%
                                                   ------------    --------
                                                   $ 30,970,133        46.3%
                                                   ============    ========

[CHART]

   COMPARISON OF CHANGE IN INVESTMENT VALUE* A HYPOTHETICAL $10,000 INVESTMENT
        IN INTERNATIONAL BOND PORTFOLIO, SALOMON BROTHERS NON-U.S. WORLD GOVERNMENT BOND INDEX, SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX AND
                              CONSUMER PRICE INDEX

AVERAGE ANNUAL TOTAL RETURN:

One year                                                  19.05%
Five year                                                  5.84%
Since inception (10/1/97)                                  5.97%

(Thousands)

                     INTERNATIONAL BOND        SALOMON BROTHERS WORLD       SALOMON BROTHERS NON-U.S.
                     PORTFOLIO                 GOVERNMENT BOND INDEX        WORLD GOVERNMENT BOND INDEX         CPI
 10/1/1997                    $ 10,000                       $ 10,000                          $ 10,000         $ 10,000
12/31/1997                    $ 10,008                       $ 10,021                          $  9,645         $ 10,006
12/31/1998                    $ 11,626                       $ 11,555                          $ 11,631         $ 10,167
12/31/1999                    $ 10,719                       $ 11,061                          $ 10,785         $ 10,440
12/31/2000                    $ 10,870                       $ 11,237                          $ 10,501         $ 10,794
12/31/2001                    $ 10,706                       $ 11,125                          $ 10,129         $ 10,962
12/31/2002                    $ 12,627                       $ 14,222                          $ 12,357         $ 11,222
 6/30/2003                    $ 13,959                       $ 15,233                          $ 13,357         $ 11,396

On the chart above you can see how the International Bond Portfolio's total return compared to the Salomon Brothers Non-U.S. World Government Bond Index, Salomon Brothers World Government Bond Index and the Consumer Price Index. The four lines represent the total return of a hypothetical $10,000 investment made on the inception date of the International Bond Portfolio (October 1, 1997) through June 30, 2003.

[SIDENOTE]

The International Bond Portfolio seeks to maximize current income consistent with protection of principal. The Portfolio pursues its objective by investing primarily in debt securities issued by foreign issuers. Investment risks associated with international investing in addition to other risks, include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

*Historical performance is not an indication of future performance. Investment returns on principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Salomon Brothers Non U.S. World Government Bond Index is a market value-weighted index of government debt securities issued by eleven different nations: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain and the United Kingdom. The goal of the index is to include all fixed-rate institutionally traded bonds issued by the above governments. The minimum maturity is one year, and the minimum outstanding must be at least $25 million U.S. dollars. Also included in the index are zero-coupon renewable securities. Floating rate and private placement issues are excluded from the index. Returns are available in both U.S. dollars and local currency terms.

***The Salomon Brothers World Government Bond Index is a market value-weighted index of government debt securities issued by twelve different nations:
Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, United Kingdom and the United States. The goal of the index is to include all fixed-rate institutionally traded bonds issued by the above governments. The minimum maturity is one year, and the minimum outstanding must be at least $25 million U.S. dollars. Also included in the index are zero-coupon renewable securities. Floating rate and private placement issues are excluded from the index. Returns are available in both U.S. dollars and local currency terms.

Index 400 Mid-Cap Portfolio

PERFORMANCE

The Index 400 Mid-Cap Portfolio posted a return of 12.04 percent* for the six-month period ended June 30, 2003. This compares to the S&P 400 MidCap Index** return of 12.41 percent for the same period.

TEN LARGEST STOCK HOLDINGS

                                                                   MARKET      % OF STOCK
SECURITY DESCRIPTION                               SHARES          VALUE        PORTFOLIO
--------------------                            ------------   ------------   ------------
Gilead Sciences, Inc.                                 10,993   $    610,991        1.3%
M&T Bank Corporation                                   6,563        552,736        1.2%
Washington Post                                          545        399,430        0.9%
Mylan Laboratories                                    10,059        349,751        0.8%
Affiliated Computer Services, Inc.                     7,317        334,606        0.7%
Express Scripts, Inc.                                  4,272        291,863        0.6%
Idec Pharmaceuticals Corporation                       8,559        291,006        0.6%
Weatherford International, Ltd.                        6,638        278,132        0.6%
Lennar Corporation                                     3,879        277,348        0.6%
Microchip Technology, Inc.                            11,146        274,526        0.6%
                                                               ------------        ---
                                                               $  3,660,389        7.9%
                                                               ============        ===

[CHART]

Financial                                          19.40%
Consumer Cyclical                                  13.40%
Technology                                         13.30%
Health Care                                        13.10%
Consumer Staples                                    9.40%
Energy                                              6.60%
Utilities                                           6.60%
Capital Goods                                       5.70%
Basic Materials                                     3.80%
Communication Services                              1.70%
Transportation                                      1.60%
Cash and Other Assets/Liabilities                   5.40%

[CHART]

                    COMPARISON OF CHANGE IN INVESTMENT VALUE*
        A HYPOTHETICAL $10,000 INVESTMENT IN INDEX 400 MID-CAP PORTFOLIO,
                  S&P 400 MIDCAP INDEX AND CONSUMER PRICE INDEX

AVERAGE ANNUAL TOTAL RETURN:

One year                                           -1.37%
Five year                                           6.47%
Since inception (10/1/97)                           7.05%

(Thousands)

            INDEX 400           S&P 400
            MID-CAP PORTFOLIO   MIDCAP INDEX          CPI
 10/1/1997           $ 10,000       $ 10,000          $ 10,000
12/31/1997           $ 10,006       $ 10,052          $ 10,006
12/31/1998           $ 11,675       $ 11,971          $ 10,167
12/31/1999           $ 13,539       $ 13,736          $ 10,440
12/31/2000           $ 15,712       $ 16,142          $ 10,794
12/31/2001           $ 15,544       $ 16,045          $ 10,962
12/31/2002           $ 13,207       $ 13,718          $ 11,222
 6/30/2003           $ 14,797       $ 15,421          $ 11,396

On the chart above you can see how the Index 400 Mid-Cap Portfolio's total return compared to the S&P 400 MidCap Index and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on the inception date of the Index 400 Mid-Cap Portfolio (October 1, 1997) through June 30, 2003.

[SIDENOTE]

The Index 400 Mid-Cap Portfolio seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (S&P 400)+. It is designed to provide an economical and convenient means of maintaining a diversified portfolio in this equity security area as part of an over-all investment strategy.

*Historical performance is not an indication of future performance. Investment returns on principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**S&P 400 MidCap Index consists of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.

+ "Standard & Poor's(R)", "S&P(R)", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Series Fund, Inc.-Index 400 Mid-Cap Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

Core Equity Portfolio
(Formerly the Macro-Cap Value Portfolio)

PERFORMANCE

The Core Equity Portfolio returned 9.71 percent* for the six-month period ended June 30, 2003. The S&P 500 Index** returned 11.76 percent for the same period.

TEN LARGEST STOCK HOLDINGS

                                                                 MARKET        % OF STOCK
SECURITY DESCRIPTION                               SHARES         VALUE        PORTFOLIO
--------------------                            ------------   ------------   ------------
Lockheed Martin                                       22,040   $  1,048,443        5.0%
Pfizer, Inc.                                          29,758      1,016,236        4.8%
Dominion Resources, Inc.                              14,000        899,780        4.2%
U.S. Bancorp                                          33,410        818,545        3.9%
Baker Hughes, Inc.                                    22,200        745,254        3.5%
Alcoa, Inc.                                           28,034        714,867        3.4%
Burlington Resources, Inc.                            13,000        702,910        3.3%
Anadarko Petroleum Corporation                        13,690        608,794        2.9%
SAP AG                                                20,000        584,400        2.8%
Wells Fargo & Company                                 10,600        534,240        2.5%
                                                               ------------       ----
                                                               $  7,673,469       36.3%
                                                               ============       ====

[CHART]

Energy                                             17.50%
Financial                                          12.90%
Capital Goods                                      10.10%
Health Care                                        10.10%
Technology                                          7.60%
Consumer Staples                                    7.50%
Basic Materials                                     6.90%
Utilities                                           6.30%
Communication Services                              6.00%
Consumer Cyclical                                   2.00%
Transportation                                      1.90%
Cash and Other Assets/Liabilities                  11.20%

[CHART]

                    COMPARISON OF CHANGE IN INVESTMENT VALUE*
           A HYPOTHETICAL $10,000 INVESTMENT IN CORE EQUITY PORTFOLIO,
                     S&P 500 INDEX AND CONSUMER PRICE INDEX

AVERAGE ANNUAL TOTAL RETURN:

One year                                            -3.54%
Five year                                           -4.68%
Since inception (10/15/97)                          -2.45%

(Thousands)

             CORE EQUITY   S&P 500
             PORTFOLIO     INDEX       CPI
10/15/1997      $ 10,000   $ 10,000    $ 10,000
12/31/1997      $  9,769   $ 10,085    $ 10,006
12/31/1998      $ 11,973   $ 12,697    $ 10,167
12/31/1999      $ 12,831   $ 15,697    $ 10,440
12/31/2000      $ 11,931   $ 14,265    $ 10,794
12/31/2001      $ 11,007   $ 12,570    $ 10,962
12/31/2002      $  7,910   $  9,792    $ 11,222
 6/30/2003      $  8,677   $ 10,943    $ 11,396

On the chart above you can see how the Core Equity Portfolio's total return compared to the S&P 500 Index (as adjusted for dividend reinvestment) and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on the inception date of the Core Equity Portfolio (October 15, 1997) through June 30, 2003 and on October 1, 1997 through June 30, 2003 for the S&P 500 Index and the Consumer Price Index.

[SIDENOTE]

The Core Equity Portfolio seeks to provide high total return. It pursues this objective by investing primarily in equity securities of large, high quality U.S. companies that the Adviser believes, have potential for capital appreciation, or expects to resist market decline, and that are well known, have been consistently profitable and have dominant market positions in their industries.

*Historical performance is not an indication of future performance. Investment returns on principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

Micro-Cap Growth Portfolio

PERFORMANCE

The Micro-Cap Growth Portfolio posted a return of 26.70 percent* for the six-month period ended June 30, 2003. By comparison, the Russell 2000 Growth Index** posted a return of 19.33 percent for the same period.

TEN LARGEST STOCK HOLDINGS

                                                                  MARKET       % OF STOCK
SECURITY DESCRIPTION                               SHARES         VALUE        PORTFOLIO
--------------------                            ------------   ------------   ------------
aaiPharma, Inc.                                       45,300   $    900,564        2.9%
Pozen, Inc.                                           74,300        815,814        2.7%
Ultra Petroleum Corporation                           62,700        809,457        2.6%
Penwest Pharmaceuticals Company                       30,300        738,411        2.4%
Superior Energy Services                              67,900        643,692        2.1%
Hydril Company                                        23,200        632,200        2.1%
ChipPAC, Inc.                                         80,600        618,202        2.0%
Bentley Pharmaceuticals, Inc.                         46,100        606,215        2.0%
Evergreen Resources, Inc.                             10,700        581,117        1.9%
American Healthways, Inc.                             14,300        516,516        1.7%
                                                               ------------       ----
                                                               $  6,862,188       22.4%
                                                               ============       ====

[CHART]

Health Care                                        30.70%
Technology                                         24.10%
Consumer Cyclical                                  15.60%
Energy                                              8.20%
Capital Goods                                       7.20%
Consumer Staples                                    6.70%
Financial                                           3.10%
Communication Services                              1.60%
Transportation                                      0.70%
Cash and Other Assets/Liabilities                   2.10%

[CHART]

                    COMPARISON OF CHANGE IN INVESTMENT VALUE*
        A HYPOTHETICAL $10,000 INVESTMENT IN MICRO-CAP GROWTH PORTFOLIO,
               RUSSELL 2000 GROWTH INDEX AND CONSUMER PRICE INDEX

AVERAGE ANNUAL TOTAL RETURN:

One year                                           -9.67%
Five year                                           5.24%
Since inception (10/1/97)                           3.56%

(Thousands)

             MICRO-CAP         RUSSELL 2000
             GROWTH PORTFOLIO  GROWTH INDEX       CPI
 10/1/1997           $ 10,000      $ 10,000       $ 10,000
12/31/1997           $  8,680      $  9,181       $ 10,006
12/31/1998           $  9,846      $  9,293       $ 10,167
12/31/1999           $ 24,494      $ 13,298       $ 10,440
12/31/2000           $ 19,338      $ 10,315       $ 10,794
12/31/2001           $ 17,369      $  9,364       $ 10,962
12/31/2002           $  9,664      $  6,530       $ 11,222
 6/30/2003           $ 12,244      $  7,792       $ 11,396

On the chart above you can see how the Micro-Cap Growth Portfolio's total return compared to the Russell 2000 Growth Index and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on the inception date of the Micro-Cap Growth Portfolio (October 1, 1997) through June 30, 2003.

[SIDENOTE]

The Micro-Cap Growth Portfolio seeks long-term capital appreciation. It pursues this objective by investing primarily in equity securities of smaller companies which the sub-adviser believes are in an early stage or transitional point in their development and have demonstrated or have the potential for above average revenue growth. It will invest primarily in common stocks and stock equivalents of micro-cap companies. These securities have varying degrees of risk. Investments in smaller company and micro-cap stocks carry a higher level of volatility and risk over the short-term. Refer to the prospectus for portfolio risks associated with each investment option.

*Historical performance is not an indication of future performance. Investment returns on principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Russell 2000 Growth Index contains those stocks from the Russell 2000 with a greater than average growth orientation. The Russell 2000 is the 2,000 smallest companies in the Russell 3000. The Russell 3000 is an unmanaged index of 3,000 common stocks, which represents approximately 98 percent of the U.S. market.

Real Estate Securities Portfolio

PERFORMANCE

The Real Estate Securities Portfolio earned a total return of 16.30 percent* for the six-month period ended June 30, 2003. The Portfolio's performance compares to the Wilshire Associates Real Estate Securities Index (WARESI)**, which provided a return of 13.51 percent over the same period.

TEN LARGEST STOCK HOLDINGS

                                                                  MARKET       % OF STOCK
SECURITY DESCRIPTION                               SHARES         VALUE         PORTFOLIO
--------------------                            ------------   ------------   ------------
Prologis                                              92,400   $  2,522,520        6.2%
General Growth Properties, Inc.                       27,800      1,735,832        4.2%
Developers Diversified
  Realty Corporation                                  56,000      1,592,640        3.9%
Simon Property Group, Inc.                            37,800      1,475,334        3.6%
The Rouse Company                                     36,700      1,398,270        3.4%
The Mills Corporation                                 41,500      1,392,325        3.4%
Brookfield Properties Company                         62,900      1,336,625        3.3%
CarrAmerica Realty Corporation                        47,000      1,307,070        3.2%
Vornado Realty Trust                                  27,200      1,185,920        2.9%
Equity Office Properties Trust                        43,900      1,185,739        2.9%
                                                               ------------       ----
                                                               $ 15,132,275       37.0%
                                                               ============       ====

[CHART]

Consumer Cyclical                                                      2.50%
Home Builders                                                          0.30%
Lodging-Hotel                                                          0.70%
Real Estate                                                            4.60%
Real Estate Investment Trust-Apartments                                9.00%
Real Estate Investment Trust-Diversified                               9.70%
Real Estate Investment Trust-Health Care                               1.10%
Real Estate Investment Trust-Hotels                                    3.80%
Real Estate Investment Trust-Land                                      1.90%
Real Estate Investment Trust-Mortgage                                  1.70%
Real Estate Investment Trust-Office Property                          20.50%
Real Estate Investment Trust-Regional Mall                            17.50%
Real Estate Investment Trust-Self Storage                              3.10%
Real Estate Investment Trust-Shopping Retail                          11.30%
Real Estate Investment Trust-Warehouse/Industrial                     10.30%
Real Estate Investment Trust-Manufactured Housing                      0.50%
Cash and Other Assets/Liabilities                                      1.50%

[CHART]

                    COMPARISON OF CHANGE IN INVESTMENT VALUE*
     A HYPOTHETICAL $10,000 INVESTMENT IN REAL ESTATE SECURITIES PORTFOLIO, WILSHIRE ASSOCIATES REAL ESTATE SECURITIES INDEX AND CONSUMER PRICE INDEX

AVERAGE ANNUAL TOTAL RETURN:

One year                                            7.92%
Five year                                           7.89%
Since inception (5/1/98)                            6.82%

Thousands

                       REAL ESTATE                 WILSHIRE ASSOCIATES
                       SECURITIES PORTFOLIO        REAL ESTATE SECURITIES INDEX            CPI
  5/1/1998                         $ 10,000                            $ 10,000            $ 10,000
12/31/1998                         $  8,510                            $  8,568            $ 10,086
12/31/1999                         $  8,179                            $  8,294            $ 10,357
12/31/2000                         $ 10,274                            $ 10,843            $ 10,708
12/31/2001                         $ 11,305                            $ 11,964            $ 10,874
12/31/2002                         $ 12,092                            $ 12,278            $ 11,132
 6/30/2003                         $ 14,063                            $ 13,932            $ 11,305

On the chart above you can see how the Real Estate Securities Portfolio's total return compared to the Wilshire Associates Real Estate Securities Index and the Consumer Price Index. The three lines represent the total return of a hypothetical $10,000 investment made on the inception date of the Real Estate Securities Portfolio (May 1, 1998) through June 30, 2003.

[SIDENOTE]

The Real Estate Securities Portfolio seeks above-average income and long-term growth of capital. The Portfolio intends to pursue its objective by investing primarily in equity securities of companies in the real estate and real-estate related industries. Investment risks associated with investing in the Real Estate Portfolio, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

*Historical performance is not an indication of future performance. Investment returns on principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Wilshire Associates Real Estate Securities Index is a market capitalization-weighted index of equity securities whose primary business is equity ownership of commercial real estate (REITS).

                                                                Growth Portfolio
                                                       Investments in Securities
                                                                   JUNE 30, 2003
                                                                     (UNAUDITED)
           (Percentages of each investment category relate to total net assets.)

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
COMMON STOCK (97.9%)
   BASIC MATERIALS (1.9%)
     Chemicals (1.9%)
    57,100   Air Products and
              Chemicals, Inc.                                     $    2,375,360
    27,100   Praxair, Inc.                                             1,628,710
                                                                  --------------
                                                                       4,004,070
                                                                  --------------
   CAPITAL GOODS (5.7%)
     Aerospace/Defense (4.3%)
   111,500   Lockheed Martin
              Corporation                                              5,304,055
    24,300   Northrop Grumman
              Corporation                                              2,096,847
    52,900   Raytheon Company                                          1,737,236
                                                                  --------------
                                                                       9,138,138
                                                                  --------------
     Oil & Gas (1.4%)
    60,100   Cooper Cameron
              Corporation (b)                                          3,027,838
                                                                  --------------
   COMMUNICATION SERVICES (2.6%)
     Cellular (.9%)
   101,400   Vodafone Group
              PLC ADR (c)                                              1,992,510
                                                                  --------------
   Telecommunication (1.7%)
   212,800   Nokia OYJ (c)                                             3,496,304
                                                                  --------------
   CONSUMER CYCLICAL (13.3%)
     Auto (1.3%)
    24,300   Danaher Corporation                                       1,653,615
    27,000   Harley-Davidson, Inc.                                     1,076,220
                                                                  --------------
                                                                       2,729,835
                                                                  --------------
     Leisure (1.8%)
    37,100   International Game
              Technology (b)                                           3,796,443
                                                                  --------------
     Retail (10.2%)
    22,600   Autozone, Inc. (b)                                        1,716,922
    86,900   Dollar General
              Corporation                                              1,586,794
    44,125   eBay, Inc. (b)                                            4,596,943
    83,400   Family Dollar Stores                                      3,181,710
    85,700   Home Depot, Inc.                                          2,838,384
    51,400   Kohl's
              Corporation (b)                                          2,640,932
    51,500   Lowe's Companies,
              Inc.                                                     2,211,925
    75,800   Target Corporation                                        2,868,272
                                                                  --------------
                                                                      21,641,882
                                                                  --------------
   CONSUMER STAPLES (11.0%)
     Beverage (2.9%)
    65,700   Anheuser-Busch
              Companies, Inc.                                     $    3,353,985
    57,100   The Coca-Cola
              Company                                                  2,650,011
                                                                  --------------
                                                                       6,003,996
                                                                  --------------
     Broadcasting (1.0%)
    51,400   Clear Channel
              Communications,
              Inc. (b)                                                 2,178,846
                                                                  --------------
     Entertainment (1.7%)
    83,700   Viacom, Inc. (b)                                          3,654,342
                                                                  --------------
     Household Products (2.9%)
    47,100   Clorox Company                                            2,008,815
    35,700   Colgate-Palmolive
              Company                                                  2,068,815
    23,800   Procter & Gamble
              Company                                                  2,122,484
                                                                  --------------
                                                                       6,200,114
                                                                  --------------
     Personal Care (1.0%)
    62,100   The Estee Lauder
              Companies, Inc.                                          2,082,213
                                                                  --------------
     Service (1.5%)
    71,400   BearingPoint,
              Inc. (b)                                                   689,010
    64,300   Manpower, Inc.                                            2,384,887
                                                                  --------------
                                                                       3,073,897
                                                                  --------------
   ENERGY (5.4%)
     Oil & Gas (1.5%)
    60,100   Burlington
              Resources, Inc.                                          3,249,607
                                                                  --------------
     Oil & Gas Services (3.9%)
    72,900   Baker Hughes, Inc.                                        2,447,253
    59,200   BJ Services
              Company (b)                                              2,211,712
    98,100   Smith International,
              Inc. (b)                                                 3,604,194
                                                                  --------------
                                                                       8,263,159
                                                                  --------------
   FINANCIAL (11.1%)
     Banks (3.0%)
    34,000   Bank of America
              Corporation                                              2,687,020

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
   FINANCIAL--CONTINUED
    73,000   Wells Fargo &
              Company                                             $    3,679,200
                                                                  --------------
                                                                       6,366,220
                                                                  --------------
     Finance -- Diversified (2.1%)
    67,900   Janus Capital
              Group, Inc.                                              1,113,560
    81,300   SLM Corporation                                           3,184,521
                                                                  --------------
                                                                       4,298,081
                                                                  --------------
     Investment Bankers/Brokers (6.0%)
   136,500   Citigroup, Inc.                                           5,842,200
    69,800   Goldman Sachs
              Group, Inc.                                              5,845,750
    28,300   T Rowe Price
              Group, Inc.                                              1,068,325
                                                                  --------------
                                                                      12,756,275
                                                                  --------------
   HEALTH CARE (20.0%)
     Biotechnology (3.2%)
   101,100   Amgen, Inc. (b)                                           6,717,084
                                                                  --------------
     Drugs (8.9%)
    33,000   Barr Laboratories,
              Inc. (b)                                                 2,161,500
    41,200   Forest Laboratories,
              Inc. (b)                                                 2,255,700
    45,700   Gilead Sciences,
              Inc. (b)                                                 2,540,006
   224,825   Pfizer, Inc.                                              7,677,774
    41,200   Teva Pharmaceutical
              Industries (c)                                           2,345,516
    42,900   Wyeth                                                     1,954,095
                                                                  --------------
                                                                      18,934,591
                                                                  --------------
     Health Care -- Diversified (1.5%)
    61,100   Johnson & Johnson                                         3,158,870
                                                                  --------------
     Hospital Management (1.0%)
   118,300   Health Management
              Associates, Inc.                                         2,182,635
                                                                  --------------
     Medical Products/Supplies (5.4%)
    68,600   Biomet, Inc.                                              1,966,076
   122,600   Medtronic, Inc.                                           5,881,122
    79,300   Zimmer Holdings,
              Inc. (b)                                                 3,572,465
                                                                  --------------
                                                                      11,419,663
                                                                  --------------
   TECHNOLOGY (26.9%)
     Computer Hardware (2.1%)
   137,240   Dell Computer
              Corporation (b)                                     $    4,386,190
                                                                  --------------
     Computer Networking (3.0%)
   374,784   Cisco Systems,
              Inc. (b)                                                 6,255,145
                                                                  --------------
     Computer Peripherals (2.7%)
   540,200   EMC Corporation (b)                                       5,655,894
                                                                  --------------
     Computer Services & Software (12.2%)
   108,400   Check Point Software
              Technologies (b) (c)                                     2,119,220
    29,500   Electronic Arts,
              Inc. (b)                                                 2,182,705
   361,400   Microsoft Corporation                                     9,255,454
   158,100   Oracle
              Corporation (b)                                          1,900,362
   207,200   SAP AG (c)                                                6,054,384
    36,700   Synopsys, Inc. (b)                                        2,269,895
    74,500   Veritas Software
              Corporation (b)                                          2,135,915
                                                                  --------------
                                                                      25,917,935
                                                                  --------------
     Electronic Components --
      Semiconductor (5.2%)
    66,432   Analog Devices, Inc. (b)                                  2,313,162
   137,842   Applied Materials,
              Inc. (b)                                                 2,186,174
    32,600   Linear Technology
               Corporation                                             1,050,046
    44,172   Maxim Integrated
              Products                                                 1,510,241
   127,200   Microchip
              Technology, Inc.                                         3,132,936
    42,857   Texas
              Instruments, Inc.                                          754,283
                                                                  --------------
                                                                      10,946,842
                                                                  --------------
     Electronics -- Computer Distribution (.5%)
    23,300   WW Grainger, Inc.                                         1,089,508
                                                                  --------------
     Service -- Data Processing (1.2%)
    61,800   First Data Corporation                                    2,560,992
                                                                  --------------
Total common stock
  (cost: $187,886,657)                                               207,179,119
                                                                  --------------

              See accompanying notes to investments in securities.

                                                                                                    MARKET
SHARES                                                                                             VALUE(a)
------                                                                                        -----------------
SHORT-TERM SECURITIES (4.2%)
      6,906  Federated Money Market Obligations Trust -- Prime Obligation Fund,
              current rate 1.072%                                                             $           6,906
  8,952,060  One Group Institutional Prime Money Market
              current rate 1.170%                                                                     8,952,060
                                                                                              -----------------
             Total short-term securities (cost: $8,958,966)                                           8,958,966
                                                                                              -----------------
             Total investments in securities (cost: $196,845,624) (d)                         $     216,138,085
                                                                                              =================

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Non-income producing.
(c) The Portfolio held 7.6% of net assets in foreign securities at June 30, 2003.
(d) At June 30, 2003 the cost of securities for federal income tax purposes was $207,805,419. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

    Gross unrealized appreciation                                                             $      10,411,139
    Gross unrealized depreciation                                                                    (2,078,473)
                                                                                              -----------------
    Net unrealized appreciation                                                               $       8,332,666
                                                                                              =================

              See accompanying notes to investments in securities.

Bond Portfolio
Investments in Securities
JUNE 30, 2003
(UNAUDITED)
(Percentages of each investment category relate to total net assets.)

                                                                                                                       MARKET
PRINCIPAL                                                                                 COUPON         MATURITY     VALUE(a)
---------                                                                                --------       ----------  -------------
LONG-TERM DEBT SECURITIES (99.0%)
   GOVERNMENT OBLIGATIONS (47.9%)
   U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (47.0%)
       Federal Home Loan Mortgage Corporation (FHLMC) (6.1%)
$  3,610,000                                                                               2.500%        04/22/05   $   3,625,357
   2,000,000                                                                               2.500%        07/28/05       2,016,400
   2,000,000                                                                               2.500%        12/04/06       2,017,416
   3,000,000                                                                               2.750%        12/30/05       3,025,398
   2,750,000                                                                               4.375%        02/04/10       2,834,139
   1,623,685                                                                               5.500%        12/01/17       1,696,258
   1,702,874                                                                               6.000%        09/01/32       1,782,636
   1,047,033                                                                               6.500%        09/01/32       1,103,972
                                                                                                                    -------------
                                                                                                                       18,101,576
                                                                                                                    -------------
       Federal National Mortgage Association (FNMA) (31.5%)
   2,000,000                                                                               2.650%        02/13/06       2,015,870
   2,650,000                                                                               2.750%        05/04/05       2,664,898
   2,500,000                                                                               2.750%        06/09/05       2,518,145
   3,000,000                                                                               3.500%        01/28/08       3,087,597
     497,486                                                                               5.000%        05/01/18         517,040
     800,000                                                                               5.000%        07/01/18         827,383
   5,550,000   (g)                                                                         5.000%        07/01/33       5,638,456
     486,806                                                                               5.500%        09/01/17         509,341
   1,787,211                                                                               5.500%        02/01/18       1,869,969
   5,934,445                                                                               5.500%        04/01/33       6,162,701
   2,246,896                                                                               5.500%        05/01/33       2,326,327
   2,701,541                                                                               6.000%        09/01/17       2,853,510
   5,311,935                                                                               6.000%        10/01/32       5,575,436
   3,443,367                                                                               6.000%        11/01/32       3,614,167
   5,689,603                                                                               6.000%        03/01/33       5,962,462
   1,657,315                                                                               6.437%        01/01/08       1,865,488
   1,889,442                                                                               6.500%        12/01/31       1,996,325
     478,421                                                                               6.500%        02/01/32         505,489
   2,870,769                                                                               6.500%        04/01/32       3,033,192
   1,134,865                                                                               6.500%        05/01/32       1,199,073
   2,030,154                                                                               6.500%        07/01/32       2,145,019
   2,730,855                                                                               6.500%        08/01/32       2,885,369
   9,571,085                                                                               6.500%        09/01/32      10,112,624
   2,056,536                                                                               6.500%        10/01/32       2,172,899
   2,074,138                                                                               7.000%        07/01/31       2,213,645
   3,314,698                                                                               7.000%        09/01/31       3,535,203
   3,327,178                                                                               7.000%        11/01/31       3,536,946
   3,659,751                                                                               7.000%        02/01/32       3,904,384
     409,218                                                                               7.000%        03/01/32         436,573
   3,638,452                                                                               7.000%        06/01/32       3,881,674
   1,604,897                                                                               7.000%        07/01/32       1,712,180
   1,465,456                                                                               7.500%        04/01/31       1,587,600
     628,680                                                                               7.500%        05/01/31         681,050
                                                                                                                    -------------
                                                                                                                       93,548,035
                                                                                                                    -------------

              See accompanying notes to investments in securities.

                                                                                                                       MARKET
PRINCIPAL                                                                                 COUPON         MATURITY     VALUE(a)
---------                                                                                --------       ----------  -------------
   U.S. GOVERNMENT AND AGENCIES OBLIGATIONS--CONTINUED
     Government National Mortgage Association (GNMA) (--)
$     26,150                                                                               8.500%        10/15/22   $      28,608
      17,736                                                                               8.500%        12/15/22          19,402
                                                                                                                    -------------
                                                                                                                           48,010
                                                                                                                    -------------
     Other Agency Obligations (1.0%)
   3,000,000   Federal Home Loan Bank (c)                                                  1.780%        09/11/06       3,000,210
                                                                                                                    -------------
     U.S. Treasury (8.3%)
     425,000   Bond                                                                        5.250%        02/15/29         462,768
   4,200,000   Bond                                                                        5.375%        02/15/31       4,729,431
   1,850,000   Bond                                                                        5.500%        08/15/28       2,081,034
   5,350,000   Bond                                                                        6.000%        02/15/26       6,395,133
     850,000   Bond                                                                        6.125%        08/15/29       1,038,627
     900,000   Bond                                                                        7.500%        11/15/16       1,221,715
   6,200,000   Note                                                                        3.000%        02/15/08       6,379,943
   2,275,000   Note                                                                        3.250%        08/15/07       2,374,265
                                                                                                                    -------------
                                                                                                                       24,682,916
                                                                                                                    -------------
               Total U.S. government and agencies obligations (cost: $135,628,471)                                    139,380,749
                                                                                                                    -------------
   OTHER GOVERNMENT OBLIGATIONS (.9%)
     Provincial or Local Government Obligations (.9%)
   1,000,000   Province of Manitoba (b)                                                    4.250%        11/20/06       1,068,775
   1,500,000   Province of Quebec (b)                                                      7.000%        01/30/07       1,743,393
                                                                                                                    -------------
               Total other government obligations (cost: $2,770,017)                                                    2,812,168
                                                                                                                    -------------
               Total government obligations (cost: $138,398,486)                                                      142,192,915
                                                                                                                    -------------
CORPORATE OBLIGATIONS (51.1%)
   BASIC MATERIALS (3.6%)
     Agriculture Products (1.7%)
   2,050,000   Archer-Daniels-Midland Company                                              7.000%        02/01/31       2,477,072
   2,250,000   Cargill, Inc.-144A Issue (e)                                                6.375%        06/01/12       2,587,090
                                                                                                                    -------------
                                                                                                                        5,064,162
                                                                                                                    -------------
     Aluminum (1.0%)
   2,750,000   Alcoa, Inc.                                                                 4.250%        08/15/07       2,914,950
                                                                                                                    -------------
     Construction (.9%)
   2,500,000   Vulcan Materials Company                                                    6.400%        02/01/06       2,770,688
                                                                                                                    -------------
   CONSUMER CYCLICAL (1.7%)
     Publishing (.9%)
   2,350,000   Gannett Company, Inc.                                                       5.500%        04/01/07       2,585,129
                                                                                                                    -------------
     Service (.8%)
   2,175,000   PHH Corporation                                                             7.125%        03/01/13       2,468,373
                                                                                                                    -------------
   CONSUMER STAPLES (4.1%)
     Beverage (.8%)
   2,300,000   Diageo Capital PLC (b)                                                      3.500%        11/19/07       2,367,073
                                                                                                                    -------------

              See accompanying notes to investments in securities.

                                                                                                                       MARKET
PRINCIPAL                                                                                 COUPON         MATURITY     VALUE(a)
---------                                                                                --------       ----------  -------------
   CONSUMER STAPLES--CONTINUED
     Broadcasting (1.0%)
$  3,000,000   Comcast Corporation                                                         5.300%        01/15/14   $   3,085,326
                                                                                                                    -------------
     Food (1.7%)
   2,500,000   ConAgra Foods, Inc. (c)                                                     1.907%        09/10/03       2,501,688
   2,450,000   Unilever Capital Corporation                                                5.900%        11/15/32       2,637,949
                                                                                                                    -------------
                                                                                                                        5,139,637
                                                                                                                    -------------
     Household Products (.5%)
   1,500,000   SC Johnson & Son, Inc.-144A Issue (e)                                       5.750%        02/15/33       1,541,046
                                                                                                                    -------------
   ENERGY (1.6%)
     Oil & Gas (1.6%)
   2,500,000   Husky Energy, Inc. (b)                                                      6.250%        06/15/12       2,809,528
   1,700,000   Valero Logistics Operations LP-144A Issue (e)                               6.050%        03/15/13       1,797,889
                                                                                                                    -------------
                                                                                                                        4,607,417
                                                                                                                    -------------
   FINANCIAL (34.4%)
     Asset-Backed Securities (6.4%)
     524,725   Associates Manufactured Housing                                             6.900%        06/15/27         550,803
   1,900,000   Associates Manufactured Housing
                Pass Through                                                               7.725%        06/15/28       2,027,534
   1,250,000   Fortress CBO Investments I, Ltd.-144A
                Issue (b) (d)                                                              7.850%        07/25/38       1,447,988
   2,416,096   Green Tree Financial Corporation                                            6.400%        10/15/18       2,508,839
   2,557,481   Green Tree Financial Corporation                                            8.300%        05/15/19       2,780,113
     777,020   Green Tree Financial Corporation                                            8.900%        04/15/25         833,609
   3,550,000   Metropolitan Asset Funding, Inc.-144A Issue                                 7.525%        04/20/27       3,884,557
   1,163,110   Mid-State Trust                                                             7.400%        07/01/35       1,259,140
     997,364   National Collegiate Trust                                                   7.240%        09/20/14       1,054,692
   2,413,631   Oakwood Mortgage Investors, Inc.                                            8.100%        10/15/21       2,552,873
                                                                                                                    -------------
                                                                                                                       18,900,148
                                                                                                                    -------------
     Auto Finance (.5%)
   1,375,000   General Motors Acceptance Corporation                                       6.125%        08/28/07       1,428,826
                                                                                                                    -------------
     Banks (2.8%)
   2,500,000   500 Grant St Association-144A Issue (d) (h)                                 2.593%        12/01/08       2,480,022
   2,800,000   St. George Funding Company LLC-144A
                Issue (d) (c) (b)                                                          8.485%        12/29/49       3,128,448
   2,100,000   Wells Fargo Bank NA                                                         7.550%        06/21/10       2,588,725
                                                                                                                    -------------
                                                                                                                        8,197,195
                                                                                                                    -------------

     Collateralized Mortgage Obligations/Mortgage Revenue Bonds (5.7%)
     632,547   BA Mortgage Securities, Inc.                                                6.500%        06/25/13         632,101
     494,481   Banco Hipotecario Nacional-144A
                Issue (b) (d) (i)                                                          7.916%        07/25/09         158,234
     926,257   Chase Mortgage Finance Corporation                                          6.500%        09/25/13         945,774
   2,329,982   Chase Mortgage Finance Corporation                                          6.750%        08/25/28       2,350,789
     746,950   CitiCorp Mortgage Securities, Inc.                                          6.750%        03/25/25         767,558
   1,569,429   Countrywide Home Loans                                                      6.500%        06/25/13       1,577,135
     477,525   Countrywide Mortgage Backed Securities, Inc.                                6.750%        03/25/24         478,757

              See accompanying notes to investments in securities.

                                                                                                                       MARKET
PRINCIPAL                                                                                 COUPON         MATURITY     VALUE(a)
---------                                                                                --------       ----------  -------------
   FINANCIAL--CONTINUED
$    539,250   GE Capital Mortgage Services, Inc.-144A
                Issue (e)                                                                  6.500%        04/25/24   $     540,917
   1,639,127   Mellon Residential Funding Corporation                                      6.750%        06/26/28       1,651,521
   2,409,554   Nationsbanc Montgomery Funding Corporation                                  6.000%        11/25/13       2,497,059
     310,043   Paine Webber Mortgage Acceptance
                Corporation-144A Issue (c) (e)                                             6.267%        05/29/14         317,600
     545,772   Prudential Home Mortgage Securities                                         6.050%        04/25/24         550,551
     378,767   Prudential Home Mortgage Securities-144A
                Issue (c) (e)                                                              6.612%        04/28/24         380,251
   1,704,408   Residential Funding Mortgage Securities                                     6.500%        01/25/29       1,731,270
   2,395,045   Sequoia Mortgage Funding Company-144A
                Issue (e)                                                                  6.380%        08/28/31       2,419,193
                                                                                                                    -------------
                                                                                                                       16,998,710
                                                                                                                    -------------
     Commercial Finance (1.3%)
   1,550,000   International Lease Finance Corporation                                     2.950%        05/23/06       1,557,800
   2,400,000   Textron Financial Corporation                                               2.750%        06/01/06       2,396,465
                                                                                                                    -------------
                                                                                                                        3,954,265
                                                                                                                    -------------
     Commercial Mortgage-Backed Securities (3.9%)
     821,216   277 Park Avenue Finance Corporation-144A
                Issue (e)                                                                  7.580%        05/12/12         938,115
   2,400,000   277 Park Avenue Finance Corporation-144A
                Issue (e)                                                                  7.680%        05/12/12       2,814,688
          --   Asset Securitization Corporation (c) (f)                                    8.520%        04/14/29       1,392,816
          --   Asset Securitization Corporation (c) (f)                                    9.150%        08/13/29         508,824
          --   Asset Securitization Corporation-144A
                Issue (c) (e) (f)                                                          9.000%        10/13/26       1,185,270
   1,500,000   GS Mortgage Securities Corporation II (c)                                   7.289%        07/13/30       1,708,348
   2,500,000   Paine Webber Mortgage Acceptance Corporation-
                144A Issue (e)                                                             7.655%        01/02/12       2,908,955
                                                                                                                    -------------
                                                                                                                       11,457,016
                                                                                                                    -------------
     Consumer Finance (.9%)
   2,500,000   Household Finance Corporation (c)                                           2.619%        12/16/04       2,550,395
                                                                                                                    -------------
     Finance -- Diversified (.3%)
     800,000   Eastview Credit Corporation-144A Issue (e)                                  6.950%        06/15/04         815,084
                                                                                                                    -------------
     Insurance (5.8%)
   2,750,000   ASIF Global Financing-144A Issue (e)                                        3.850%        11/26/07       2,841,605
   2,100,000   Fund American Companies, Inc.                                               5.875%        05/15/13       2,195,825
   1,700,000   New York Life Insurance-144A Issue (e)                                      5.875%        05/15/33       1,784,123
   2,000,000   Principal Life Global Funding I-144A
                Issue (e)                                                                  6.250%        02/15/12       2,262,398
   2,000,000   Prudential Funding LLC-144A Issue (e)                                       6.600%        05/15/08       2,311,660
   2,800,000   Stancorp Financial Group, Inc.                                              6.875%        10/01/12       3,200,739
   2,500,000   Travelers Property Casualty Corporation                                     6.375%        03/15/33       2,732,365
                                                                                                                    -------------
                                                                                                                       17,328,715
                                                                                                                    -------------

              See accompanying notes to investments in securities.

                                                                                                                       MARKET
PRINCIPAL                                                                                 COUPON         MATURITY     VALUE(a)
---------                                                                                --------       ----------  -------------
   FINANCIAL--CONTINUED
     Investment Bankers/Brokers (2.1%)
$  3,000,000   Goldman Sachs Group, Inc.                                                   6.125%        02/15/33   $   3,217,125
   2,500,000   Morgan Stanley                                                              6.750%        04/15/11       2,924,202
                                                                                                                    -------------
                                                                                                                        6,141,327
                                                                                                                    -------------
     Real Estate Investment Trust (3.1%)
   1,400,000   New Plan Excel Realty Trust                                                 5.875%        06/15/07       1,500,253
   2,150,000   Prologis                                                                    6.700%        04/15/04       2,245,157
   2,100,000   Reckson Operating Partnership LP                                            7.400%        03/15/04       2,169,640
   2,950,000   Vornado Realty Trust                                                        5.625%        06/15/07       3,165,276
     200,000   Weingarten Realty                                                           7.220%        06/01/05         219,413
                                                                                                                    -------------
                                                                                                                        9,299,739
                                                                                                                    -------------
     Real Estate Investment Trust - Shopping Centers (.6%)
   1,900,000   Pan Pacific Retail                                                          4.700%        06/01/13       1,879,642
                                                                                                                    -------------
     Savings and Loans (1.1%)
   2,750,000   Washington Mutual Financial Corporation                                     6.875%        05/15/11       3,260,650
                                                                                                                    -------------
   TECHNOLOGY (.6%)
     Service -- Data Processing (.6%)
   1,750,000   Electronic Data Systems-144A Issue (d)                                      6.000%        08/01/13       1,706,075
                                                                                                                    -------------
   TRANSPORTATION (1.6%)
     Railroads (1.6%)
   2,325,000   CSX Corporation                                                             7.250%        05/01/04       2,430,727
   2,250,000   Union Pacific Corporation                                                   3.625%        06/01/10       2,226,602
                                                                                                                    -------------
                                                                                                                        4,657,329
                                                                                                                    -------------
   UTILITIES (3.6%)
     Electric Companies (3.6%)
   1,250,000   Appalachian Power Company                                                   4.800%        06/15/05       1,312,999
   2,250,000   Georgia Power Company                                                       5.500%        12/01/05       2,443,820
   2,750,000   Hydro Quebec (b)                                                            8.000%        02/01/13       3,623,130
   2,750,000   Oncor Electric Delivery Company-144A
                Issue (e)                                                                  7.250%        01/15/33       3,244,373
                                                                                                                    -------------
                                                                                                                       10,624,322
                                                                                                                    -------------
               Total corporate obligations (cost: $142,832,632)                                                       151,743,239
                                                                                                                    -------------
               Total long-term debt securities (cost: $281,231,120)                                                   293,936,155
                                                                                                                    -------------

              See accompanying notes to investments in securities.

                                                                                                    MARKET
SHARES                                                                                             VALUE(a)
------                                                                                          -------------
SHORT-TERM SECURITIES (2.4%)
     472,820   Federated Prime Obligations Fund, current rate 1.070%                            $     472,820
   6,717,498   One Group Institutional Prime Money Market, current rate 1.170%                      6,717,498
                                                                                                -------------
               Total short-term securities (cost: $7,190,318)                                       7,190,318
                                                                                                -------------
               Total investments in securities(cost: $288,421,438) (j)                          $ 301,126,473
                                                                                                =============

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) The Portfolio held 5.5% of net assets in foreign securities at June 30, 2003.
(c)  Variable rate security.
(d) Represents ownership in an illiquid security. (See note 9 to the financial statements.) Information concerning the illiquid securities held at June 30, 2003, which includes acquisition date and cost, is as follows:

                                                                                        ACQUISITION
     SECURITY                                                                               DATE          COST
     --------                                                                           ------------   -----------
     St. George Funding Company 144A Issue*                                               06/12/97     $ 2,800,935
     Banco Hipotecario Nacional 144A Issue*                                               01/08/01         668,648
     Fortress CBO Investments I, Limited 144A Issue*                                      various        1,264,475
     500 Grant St Association 144A Issue*                                                 06/12/03       2,500,000
     Electronic Data Systems 144A Issue*                                                  06/25/03       1,722,595
                                                                                                       -----------
                                                                                                       $ 8,956,653
                                                                                                       ===========

* A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
(e) Long-term debt security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.
(f) Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimate timing and amount of future cash flows.
(g) At June 30, 2003 the total cost of investments issued on a when-issued or forward commitment basis is $5,689,537.
(h) This security is being fair-valued according to procedures approved by the board of directors.
(i) Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal. This security is being fair-valued according to procedures approved by the Board of Directors.
(j) At June 30, 2003 the cost of securities for federal income tax purposes was $288,421,438. The aggregate unrealized appreciate and depreciation of investments in securities based on this cost were:

     Gross unrealized appreciation                                                                  $   13,955,373
     Gross unrealized depreciation                                                                      (1,250,338)
                                                                                                    --------------
     Net unrealized appreciation                                                                    $   12,705,035
                                                                                                    ==============

              See accompanying notes to investments in securities.

Money Market Portfolio
Investments in Securities
JUNE 30, 2003
(UNAUDITED)
(Percentages of each investment category relate to total net assets.)

                                                                                                                       MARKET
PRINCIPAL                                                                                 RATE           MATURITY     VALUE(a)
---------                                                                                -------        ----------  -------------
COMMERCIAL PAPER (67.5%)
   BASIC MATERIALS (8.5%)
     Agriculture Products (3.1%)
$    850,000   Archer-Daniels-Midland Company (b)                                          0.920%        11/03/03   $     847,196
   2,000,000   Archer-Daniels-Midland Company (b)                                          1.200%        07/08/03       1,999,533
     500,000   Archer-Daniels-Midland Company (b)                                          1.250%        07/01/03         500,000
                                                                                                                    -------------
                                                                                                                        3,346,729
                                                                                                                    -------------
     Chemicals (3.6%)
   4,000,000   EI Du Pont De Nemours and Company                                           1.200%        07/16/03       3,998,000
                                                                                                                    -------------
     Manufacturing (1.8%)
   2,000,000   3M Company                                                                  1.180%        08/08/03       1,997,509
                                                                                                                    -------------
   COMMUNICATION SERVICES (3.6%)
     Telephone (3.6%)
   4,000,000   BellSouth Corporation (b)                                                   1.200%        07/01/03       4,000,000
                                                                                                                    -------------
   CONSUMER CYCLICAL (8.2%)
     Printing and Publishing (2.3%)
   2,500,000   Knight Ridder, Inc. (b)                                                     1.030%        08/14/03       2,497,006
                                                                                                                    -------------
     Publishing (5.9%)
   2,000,000   Gannett Company, Inc. (b)                                                   1.050%        07/10/03       1,999,490
   1,000,000   Gannett Company, Inc. (b)                                                   1.050%        07/11/03         999,711
   3,500,000   McGraw-Hill, Inc.                                                           0.980%        11/10/03       3,487,680
                                                                                                                    -------------
                                                                                                                        6,486,881
                                                                                                                    -------------
   CONSUMER STAPLES (12.9%)
     Beverage (2.6%)
     350,000   Anheuser-Busch Companies, Inc.                                              1.060%        07/07/03         349,942
   2,500,000   The Coca-Cola Company                                                       0.890%        09/12/03       2,495,589
                                                                                                                    -------------
                                                                                                                        2,845,531
                                                                                                                    -------------
     Food (7.6%)
     250,000   Cargill, Inc. (b)                                                           1.050%        07/10/03         249,934
   1,500,000   Cargill, Inc. (b)                                                           1.180%        07/23/03       1,498,918
   2,000,000   Cargill, Inc. (b)                                                           1.220%        07/17/03       1,998,960
   1,000,000   Nestle SA (b)                                                               0.910%        10/10/03         997,363
   3,000,000   Nestle SA (b)                                                               0.990%        08/05/03       2,997,083
     700,000   Nestle SA (b)                                                               1.190%        08/07/03         699,144
                                                                                                                    -------------
                                                                                                                        8,441,402
                                                                                                                    -------------
     Household Products (2.7%)
   3,000,000   Colgate-Palmolive Company (b)                                               0.960%        08/01/03       2,997,520
                                                                                                                    -------------
   FINANCIAL (11.8%)
     Commercial Finance (2.7%)
   2,000,000   General Electric Capital Corporation                                        0.910%        08/06/03       1,998,100
   1,000,000   General Electric Capital Corporation                                        1.250%        07/15/03         999,514
                                                                                                                    -------------
                                                                                                                        2,997,614
                                                                                                                    -------------

              See accompanying notes to investments in securities.

                                                                                                                       MARKET
PRINCIPAL                                                                                 RATE           MATURITY     VALUE(a)
---------                                                                                -------        ----------  -------------
   FINANCIAL--CONTINUED
     Consumer Finance (5.9%)
$  1,000,000   AIG Sunamerica Global Financing II                                          0.980%        07/18/03   $     999,537
   2,000,000   AIG Sunamerica Global Financing II                                          1.170%        07/11/03       1,999,350
   1,000,000   American General Finance Corporation                                        1.040%        07/24/03         999,325
   2,500,000   American General Finance Corporation                                        1.220%        07/07/03       2,499,492
                                                                                                                    -------------
                                                                                                                        6,497,704
                                                                                                                    -------------
     Finance -- Diversified (3.2%)
   1,500,000   Verizon Net Fund                                                            0.910%        08/05/03       1,498,658
   1,000,000   Verizon Net Fund                                                            0.980%        08/13/03         998,794
   1,000,000   Verizon Net Fund                                                            1.230%        07/21/03         999,317
                                                                                                                    -------------
                                                                                                                        3,496,769
                                                                                                                    -------------
   HEALTH CARE (19.3%)
     Drugs (15.7%)
   2,000,000   Abbott Laboratories (b)                                                     1.070%        07/08/03       1,999,603
   4,000,000   Merck & Company, Inc. (b)                                                   1.180%        07/15/03       3,998,164
   7,000,000   Pfizer, Inc. (b)                                                            1.250%        07/14/03       6,996,840
     935,000   Schering-Plough Corporation                                                 1.110%        08/08/03         933,885
   1,025,000   Schering-Plough Corporation                                                 1.160%        07/21/03       1,024,328
     392,000   Schering-Plough Corporation                                                 1.190%        07/07/03         391,922
   2,000,000   Schering-Plough Corporation                                                 1.200%        07/30/03       1,998,067
                                                                                                                    -------------
                                                                                                                       17,342,809
                                                                                                                    -------------
     Health Care -- Diversified (3.6%)
   4,000,000   Johnson & Johnson, Inc. (b)                                                 0.860%        10/03/03       3,991,122
                                                                                                                    -------------
   TRANSPORTATION (3.2%)
     Air Freight (3.2%)
   3,500,000   United Parcel Service, Inc.                                                 1.030%        07/31/03       3,497,492
                                                                                                                    -------------
               Total commercial paper (cost: $74,434,088)                                                              74,434,088
                                                                                                                    -------------
U.S. GOVERNMENT OBLIGATIONS (13.2%)
     Discount Note (13.2%)
   2,300,000   Federal Home Loan Bank                                                      1.175%        07/18/03       2,298,724
     715,000   Federal Home Loan Bank                                                      1.180%        07/30/03         714,320
   1,500,000   Federal Home Loan Mortgage Corporation                                      1.120%        07/17/03       1,499,240
   1,500,000   Federal Home Loan Mortgage Corporation                                      1.160%        07/08/03       1,499,662
   1,700,000   Federal National Mortgage Association                                       0.966%        07/23/03       1,698,961
   1,400,000   Federal National Mortgage Association                                       1.120%        07/25/03       1,398,945
   2,000,000   Federal National Mortgage Association                                       0.966%        07/02/03       1,999,944
   1,800,000   Federal National Mortgage Association                                       1.180%        07/02/03       1,799,941
   1,632,000   Federal National Mortgage Association                                       1.230%        07/16/03       1,631,225
                                                                                                                    -------------
               Total U.S. government obligations (cost: $14,540,962)                                                   14,540,962
                                                                                                                    -------------
OTHER SHORT-TERM INVESTMENTS (13.0%)
   CONSUMER CYCLICAL (7.0%)
     Food (7.0%)
   7,600,000   HJ Heinz Company 144A Issue (c) (d)                                         6.561%        11/15/03       7,722,708
                                                                                                                    -------------

              See accompanying notes to investments in securities.

                                                                                                                       MARKET
PRINCIPAL                                                                                 RATE           MATURITY     VALUE(a)
---------                                                                                -------        ----------  -------------
   FINANCIAL (6.0%)
     Finance -- Diversified (6.0%)
$  6,500,000   Associates Corporation of North America                                     5.750%        11/01/03   $   6,596,670
                                                                                                                    -------------
               Total other short-term investments (cost: $14,319,378)                                                  14,319,378
                                                                                                                    -------------

SHARES
------
MONEY MARKET FUNDS (10.4%)
     978,322   Goldman Sachs Financial Prime Obligations Fund,
                current rate 1.032%                                                                                       978,322
   5,510,317   Federated Money Market Obligation Trust -- Prime
                Obligation Fund, current rate 1.072%                                                                    5,510,317
   5,009,771   One Group Institutional Prime Money Market Fund,
                current rate 1.170%                                                                                     5,009,771
                                                                                                                    -------------
               Total short-term securities (cost: $11,498,410)                                                         11,498,410
                                                                                                                    -------------
               Total investments in securities (cost: $114,792,838) (e)                                             $ 114,792,838
                                                                                                                    =============

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 37.43% of the Portfolio's net assets as of June 30, 2003.
(c)  Variable rate security.
(d) Long-term debt security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accreditied investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(e) Also represents the cost of securities for federal income tax purposes at June 30, 2003.

              See accompanying notes to investments in securities.

                                                      Asset Allocation Portfolio
                                                       Investments in Securities
                                                                   JUNE 30, 2003
                                                                     (UNAUDITED)
           (Percentages of each investment category relate to total net assets.)

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
COMMON STOCK (70.9%)
  BASIC MATERIALS (4.8%)
   Aluminum (1.0%)
 152,000   Alcoa, Inc.                                             $   3,876,000
                                                                   -------------
   Chemicals (2.5%)
  98,900   Air Products and
            Chemicals, Inc.                                            4,114,240
  69,300   Du Pont El de Nemours &
            Company                                                    2,885,652
  86,100   The Dow Chemical
             Company                                                   2,665,656
                                                                   -------------
                                                                       9,665,548
                                                                   -------------
   Paper and Forest (1.3%)
  90,400   Weyerhaeuser Company                                        4,881,600
                                                                   -------------
  CAPITAL GOODS (7.4%)
   Aerospace/Defense (1.3%)
 110,000   Lockheed Martin
            Corporation                                                5,232,700
                                                                   -------------
   Electrical Equipment (2.3%)
  42,200   Emerson Electric
            Company                                                    2,156,420
 229,256   General Electric
            Company                                                    6,575,062
                                                                   -------------
                                                                       8,731,482
                                                                   -------------
   Machinery (1.2%)
  95,100   Ingersoll-Rand
            Company (c)                                                4,500,132
                                                                   -------------
   Manufacturing (1.6%)
  18,200   3M Company                                                  2,347,436
  80,200   Sealed Air
            Corporation (b)                                            3,822,332
                                                                   -------------
                                                                       6,169,768
                                                                   -------------
   Oil & Gas (1.0%)
  73,200   Cooper Cameron
            Corporation (b)                                            3,687,816
                                                                   -------------
  COMMUNICATION SERVICES (1.7%)
   Telephone (1.7%)
 116,500   BellSouth Corporation                                       3,102,395
  92,400   Verizon Communications,
            Inc.                                                       3,645,180
                                                                   -------------
                                                                       6,747,575
                                                                   -------------
  CONSUMER CYCLICAL (6.1%)
   Auto (.4%)
  18,000   Eaton Corporation                                       $   1,414,980
                                                                   -------------
   Leisure (1.4%)
 220,950   Brunswick Corporation                                       5,528,169
                                                                   -------------
   Publishing (1.2%)
  51,600   New York Times
            Company                                                    2,347,800
  48,700   Tribune Company                                             2,352,210
                                                                   -------------
                                                                       4,700,010
                                                                   -------------
   Retail (3.1%)
  21,000   Autozone, Inc. (b)                                          1,595,370
 102,300   Kohl's Corporation (b)                                      5,256,174
 150,000   Sears Roebuck and
            Company                                                    5,046,000
                                                                   -------------
                                                                      11,897,544
                                                                   -------------
  CONSUMER STAPLES (9.7%)
   Beverage (1.8%)
  51,900   Pepsi Bottling Group,
            Inc.                                                       1,039,038
  48,800   PepsiCo, Inc.                                               2,171,600
  83,200   The Coca-Cola Company                                       3,861,312
                                                                   -------------
                                                                       7,071,950
                                                                   -------------
   Broadcasting (2.4%)
 161,500   Clear Channel
            Communications,
            Inc. (b)                                                   6,845,985
  80,514   Comcast Corporation (b)                                     2,375,372
                                                                   -------------
                                                                       9,221,357
                                                                   -------------
   Entertainment (1.0%)
 195,800   Walt Disney Company                                         3,867,050
                                                                   -------------
   Food (1.4%)
 226,700   ConAgra Foods, Inc.                                         5,350,120
                                                                   -------------
   Household Products (1.3%)
 114,100   Clorox Company                                              4,866,365
                                                                   -------------
   Personal Care (1.0%)
 117,700   The Estee Lauder
            Companies, Inc.                                            3,946,481
                                                                   -------------
   Service (.8%)
  77,800   Manpower, Inc.                                              2,885,602
                                                                   -------------

              See accompanying notes to investments in securities.

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
  ENERGY (3.5%)
   Oil & Gas (2.4%)
  13,200   Devon Energy
            Corporation                                            $     704,880
 126,300   Exxon Mobil Corporation                                     4,535,433
 100,791   Nabors Industries,
            Ltd. (b) (c)                                               3,986,284
                                                                   -------------
                                                                       9,226,597
                                                                   -------------
   Oil & Gas Services (1.1%)
  40,300   Schlumberger, Ltd.                                          1,917,071
  60,400   Smith International,
            Inc. (b)                                                   2,219,096
                                                                   -------------
                                                                       4,136,167
                                                                   -------------
  FINANCIAL (15.6%)
   Banks (4.6%)
  66,500   Bank of America
            Corporation                                                5,255,495
  69,560   Charter One Financial, Inc.                                 2,168,881
 208,300   U.S. Bancorp                                                5,103,350
  73,400   Wells Fargo & Company                                       3,699,360
  26,300   Zions Bancorporation                                        1,331,043
                                                                   -------------
                                                                      17,558,129
                                                                   -------------
   Finance -- Diversified (1.2%)
 113,400   American Express
            Company                                                    4,741,254
                                                                   -------------
   Insurance (5.8%)
  82,600   American International
            Group                                                      4,557,868
   1,700   Berkshire Hathaway,
            Inc. (b)                                                   4,131,000
  93,300   Chubb Corporation                                           5,598,000
  51,600   Hartford Financial
            Services Group, Inc.                                       2,598,576
 107,400   Lincoln National
            Corporation                                                3,826,662
  90,300   Travelers Property
            Casualty Corporation                                       1,435,770
                                                                   -------------
                                                                      22,147,876
                                                                   -------------
   Investment Bankers/Brokers (3.2%)
 112,500   Citigroup, Inc.                                             4,815,000
  19,000   Goldman Sachs
            Group, Inc.                                                1,591,250
  51,800   Merrill Lynch &
            Company, Inc.                                              2,418,024
  82,500   Morgan Stanley                                              3,526,875
                                                                   -------------
                                                                      12,351,149
                                                                   -------------
   Real Estate Investment Trust --
    Warehouse/Industrial (.4%)
  61,500   Prologis                                                $   1,678,950
                                                                   -------------
   U.S. Government Obligations (.4%)
  20,900   Fannie Mae                                                  1,409,496
                                                                   -------------
  HEALTH CARE (9.0%)
   Biotechnology (1.1%)
  65,500   Amgen, Inc. (b)                                             4,351,820
                                                                   -------------
   Drugs (3.8%)
  35,800   Abbott Laboratories                                         1,566,608
 255,425   Pfizer, Inc.                                                8,722,764
  90,600   Wyeth                                                       4,126,830
                                                                   -------------
                                                                      14,416,202
                                                                   -------------
   Health Care -- Diversified (1.0%)
  74,500   Johnson & Johnson                                           3,851,650
                                                                   -------------
   Medical Products/Supplies (3.1%)
 233,300   Biomet, Inc.                                                6,686,378
 110,100   Medtronic, Inc.                                             5,281,497
                                                                   -------------
                                                                      11,967,875
                                                                   -------------
  TECHNOLOGY (9.6%)
   Computer Hardware (.8%)
  91,557   Dell Computer
            Corporation (b)                                            2,926,162
                                                                   -------------
   Computer Networking (.7%)
 168,400   Cisco Systems, Inc. (b)                                     2,810,596
                                                                   -------------
   Computer Peripherals (.6%)
 232,100   EMC Corporation (b)                                         2,430,087
                                                                   -------------
   Computer Services & Software (3.3%)
 307,000   Microsoft Corporation                                       7,862,270
 159,800   SAP AG (c)                                                  4,669,356
                                                                   -------------
                                                                      12,531,626
                                                                   -------------
   Electronic Components --
    Semiconductor (2.5%)
 118,200   Analog Devices,
            Inc. (b)                                                   4,115,724
 195,000   Intel Corporation                                           4,052,880
  89,529   Texas Instruments, Inc.                                     1,575,710
                                                                   -------------
                                                                       9,744,314
                                                                   -------------
   Electronics -- Computer Distribution (.7%)
  54,600   WW Grainger, Inc.                                           2,553,096
                                                                   -------------

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                             -------------
   TECHNOLOGY--CONTINUED
     Technology (1.0%)
   200,000   Check Point Software
              Technologies (b)(c)                                  $   3,910,000
                                                                   -------------
   TRANSPORTATION (.3%)
     Railroads (.3%)
    23,700   Canadian National
              Railway Company (c)                                      1,143,762
                                                                   -------------
   UTILITIES (3.2%)
     Electric Companies (3.2%)
    64,900   Dominion Resources, Inc.                                  4,171,123
    68,800   Exelon Corporation                                        4,114,928
   123,100   The Southern Company                                      3,835,796
                                                                   -------------
                                                                      12,121,847
                                                                   -------------
Total common stock
 (cost: $254,620,702)                                                272,250,904
                                                                   -------------

              See accompanying notes to investments in securities.

                                                                                                                        MARKET
PRINCIPAL                                                                                 COUPON         MATURITY      VALUE(a)
---------                                                                                --------       ----------  -------------
LONG-TERM DEBT SECURITIES (26.8%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (15.0%)
    Federal Home Loan Mortgage Corporation (FHLMC) (.3%)
$  1,000,000                                                                               2.500%        07/28/05   $   1,008,200
                                                                                                                    -------------
    Federal National Mortgage Association (FNMA) (10.5%)
   1,500,000                                                                               2.750%        06/09/05       1,510,887
   1,000,000                                                                               3.500%        01/28/08       1,029,199
     545,491                                                                               4.000%        04/25/22         546,451
   1,042,617                                                                               5.000%        01/01/18       1,078,608
     494,818                                                                               5.000%        05/01/18         511,755
     746,099                                                                               5.500%        04/01/18         775,052
   4,641,720                                                                               5.500%        05/01/33       4,805,812
   1,744,484                                                                               5.500%        06/01/33       1,806,154
   1,640,540                                                                               6.000%        09/01/17       1,732,824
   5,298,403                                                                               6.000%        09/01/32       5,508,233
   1,935,005                                                                               6.000%        02/01/33       2,011,635
   1,657,315                                                                               6.437%        01/01/08       1,865,488
   1,327,828                                                                               6.500%        10/01/28       1,402,161
   1,212,640                                                                               6.500%        02/01/29       1,280,525
   3,410,612                                                                               6.500%        02/01/32       3,603,575
   1,311,058                                                                               7.000%        07/01/31       1,399,240
   2,081,369                                                                               7.000%        09/01/31       2,216,701
     293,575                                                                               7.000%        11/01/31         312,083
   3,079,908                                                                               7.000%        02/01/32       3,285,777
     825,743                                                                               7.000%        03/01/32         880,943
   1,837,185                                                                               7.000%        07/01/32       1,959,996
     618,466                                                                               7.500%        04/01/31         670,015
                                                                                                                    -------------
                                                                                                                       40,193,114
                                                                                                                    -------------
    Government National Mortgage Association (GNMA) (.1%)
     340,977                                                                               6.000%        08/15/28         358,037
                                                                                                                    -------------
    U.S. Treasury (4.0%)
   1,150,000   Bond                                                                        5.250%        02/15/29       1,252,197
   1,500,000   Bond                                                                        7.500%        11/15/16       2,036,192
   3,000,000   Note                                                                        3.000%        02/15/08       3,087,069
   5,625,000   Note                                                                        3.250%        08/15/07       5,870,435
   3,000,000   Note                                                                        3.875%        02/15/13       3,087,069
                                                                                                                    -------------
                                                                                                                       15,332,962
                                                                                                                    -------------
    Vendee Mortgage Trust (.1%)
     452,588   U.S. Department of Veteran Affairs                                          8.293%        12/15/26         507,452
                                                                                                                    -------------
               Total U.S. government and agencies obligations (cost: $55,793,678)                                      57,399,765
                                                                                                                    -------------

              See accompanying notes to investments in securities.

                                                                                                                        MARKET
PRINCIPAL                                                                                 COUPON         MATURITY      VALUE(a)
---------                                                                                --------       ----------  -------------
CORPORATE OBLIGATIONS (11.8%)
  BASIC MATERIALS (1.1%)
    Agriculture Products (.8%)
$  1,350,000   Archer-Daniels-Midland Company                                              7.000%        02/01/31   $   1,631,243
   1,150,000   Cargill, Inc.-144A Issue (f)                                                6.375%        06/01/12       1,322,291
                                                                                                                    -------------
                                                                                                                        2,953,534
                                                                                                                    -------------
    Construction (.3%)
   1,050,000   Vulcan Materials Company                                                    6.400%        02/01/06       1,163,689
                                                                                                                    -------------
  CONSUMER CYCLICAL (.3%)
    Service (.3%)
   1,000,000   PHH Corporation                                                             7.125%        03/01/13       1,134,884
                                                                                                                    -------------
  CONSUMER STAPLES (1.5%)
    Beverage (.3%)
   1,150,000   Diageo Capital PLC (c)                                                      3.500%        11/19/07       1,183,536
                                                                                                                    -------------
    Broadcasting (.8%)
   3,100,000   Clear Channel Communications, Inc.                                          4.250%        05/15/09       3,138,747
                                                                                                                    -------------
    Food (.4%)
   1,450,000   Unilever Capital Corporation                                                5.900%        11/15/32       1,561,235
                                                                                                                    -------------
  FINANCIAL (6.7%)
    Auto Finance (.3%)
   1,200,000   General Motors Acceptance Corporation                                       6.125%        08/28/07       1,246,975
                                                                                                                    -------------
    Banks (.4%)
   1,250,000   Wells Fargo Bank NA                                                         7.550%        06/21/10       1,540,908
                                                                                                                    -------------
    Collateralized Mortgage Obligations/Mortgage Revenue Bonds (1.0%)
   2,138,253   Banco Hipotecario Nacional-144A
                Issue (c) (e) (g)                                                          8.000%        03/31/11         577,328
     143,139   Banco Hipotecario Nacional-144A
                Issue (c) (e) (g)                                                          7.916%        07/25/09          45,805
     893,513   Chase Mortgage Finance Corporation                                          6.750%        02/25/25         902,298
     673,010   CitiCorp Mortgage Securities, Inc.                                          6.500%        10/25/23         688,127
     443,007   Mellon Residential Funding Corporation                                      6.750%        06/26/28         446,357
     140,103   Paine Webber Mortgage Acceptance
                Corporation (d)                                                            6.913%        02/25/24         141,146
     428,367   Prudential Home Mortgage Securities-144A
                Issue (d) (f)                                                              6.612%        04/28/24         430,046
     664,881   Residential Funding Mortgage Securities                                     7.000%        10/25/23         671,531
                                                                                                                    -------------
                                                                                                                        3,902,638
                                                                                                                    -------------

              See accompanying notes to investments in securities.

                                                                                                                        MARKET
PRINCIPAL                                                                                 COUPON         MATURITY      VALUE(a)
---------                                                                                --------       ----------  -------------
  FINANCIAL--CONTINUED
    Commercial Mortgage-Backed Securities (1.5%)
$  2,935,847   277 Park Avenue Finance Corporation-
                144A Issue (f)                                                             7.580%        05/12/12   $   3,353,762
   1,250,000   First Union Commercial Mortgage
                Securities, Inc.                                                           6.650%        11/18/29       1,421,367
   1,000,000   First Union-Lehman Brothers-Bank of America                                 6.560%        11/18/35       1,151,000
                                                                                                                    -------------
                                                                                                                        5,926,129
                                                                                                                    -------------
    Finance -- Diversified (.8%)
   3,000,000   General Electric Capital Corporation                                        2.850%        01/30/06       3,068,973
                                                                                                                    -------------
    Insurance (1.7%)
   1,400,000   ASIF Global Financing-144A Issue (f)                                        3.850%        11/26/07       1,446,635
   1,500,000   Principal Life Global Funding I-144A Issue (f)                              6.250%        02/15/12       1,696,799
   1,500,000   Prudential Funding LLC-144A Issue (f)                                       6.600%        05/15/08       1,733,745
   1,375,000   Stancorp Financial Group, Inc.                                              6.875%        10/01/12       1,571,791
                                                                                                                    -------------
                                                                                                                        6,448,970
                                                                                                                    -------------
    Real Estate Investment Trust (1.0%)
   1,900,000   Prologis                                                                    6.700%        04/15/04       1,984,092
   1,750,000   Vornado Realty Trust                                                        5.625%        06/15/07       1,877,706
                                                                                                                    -------------
                                                                                                                        3,861,798
                                                                                                                    -------------
  UTILITIES (2.2%)
    Electric Companies (2.2%)
   3,300,000   Dominion Resources, Inc.                                                    7.625%        07/15/05       3,670,409
   2,500,000   Georgia Power Company                                                       5.500%        12/01/05       2,715,355
   1,500,000   Hydro Quebec (c)                                                            8.000%        02/01/13       1,976,253
                                                                                                                    -------------
                                                                                                                        8,362,017
                                                                                                                    -------------
               Total corporate obligations (cost: $43,511,796)                                                         45,494,033
                                                                                                                    -------------
               Total long-term debt securities (cost: $99,305,474)                                                    102,893,798
                                                                                                                    -------------

              See accompanying notes to investments in securities.

                                                                                                                        MARKET
SHARES                                                                                                                 VALUE(a)
------                                                                                                              -------------
SHORT-TERM SECURITIES (1.5%)
     351,962   Federated Money Market Obligation Trust -- Prime Obligation Fund,
                current rate 1.072%                                                                                 $     351,962
   5,296,304   One Group Institutional Prime Money
                Market, current rate 1.170%                                                                             5,296,304
                                                                                                                    -------------
               Total short-term securities (cost: $5,648,266)                                                           5,648,266
                                                                                                                    -------------
               Total investments in securities (cost: $359,574,442) (h)                                             $ 380,792,968
                                                                                                                    =============

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Non-income producing.
(c) The Portfolio held 5.7% of net assets in foreign securities at June 30, 2003.
(d) Variable rate security.
(e) Represents ownership in an illiquid security. (See note 9 to the financial statements.) Information concerning the illiquid securities held at June 30, 2003, which includes acquisition date and cost, is as follows:

                                                                                                     ACQUISITION
    SECURITY                                                                                             DATE           COST
    --------                                                                                        -------------   -------------
    Banco Hipotecario Nacional 144A Issue*                                                             4/1/1999     $     190,355
    Banco Hipotecario Nacional 144A Issue*                                                             3/7/2000         1,838,189
                                                                                                                    -------------
                                                                                                                    $   2,028,544
                                                                                                                    =============

* A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
(f) Long-term debt security sold within terms of private placement memorandum exempt from registration under Section 144A of Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.
(g) This security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal. This security is being fair-valued according to the procedures approved by the Board of Directors.
(h) At June 30, 2003 the cost of securities for federal income tax purposes was $359,574,442. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

    Gross unrealized appreciation                                                                                   $  28,170,128
    Gross unrealized depreciation                                                                                      (6,951,602)
                                                                                                                    -------------
    Net unrealized appreciation                                                                                     $  21,218,526
                                                                                                                    =============

              See accompanying notes to investments in securities.

Mortgage Securities Portfolio
Investments in Securities
JUNE 30, 2003
(UNAUDITED)
(Percentages of each investment category relate to total net assets.)

                                                                                                                        MARKET
PRINCIPAL                                                                                 COUPON         MATURITY      VALUE(a)
---------                                                                                --------       ----------  -------------
LONG-TERM DEBT SECURITIES (98.6%)
  U.S.GOVERNMENT AND AGENCIES OBLIGATIONS (46.0%)
    Federal Home Loan Mortgage Corporation (FHLMC) (5.7%)
$  5,566,921                                                                               5.500%        12/01/17   $   5,815,741
   2,022,971                                                                               6.000%        09/01/32       2,117,727
   2,052,051                                                                               6.500%        03/01/32       2,163,611
   4,624,397                                                                               6.500%        09/01/32       4,875,877
                                                                                                                    -------------
                                                                                                                       14,972,956
                                                                                                                    -------------
    Federal National Mortgage Association (FNMA) (38.3%)
   2,338,183                                                                               5.000%        05/01/18       2,430,088
   1,000,000   (h)                                                                         5.000%        07/01/18       1,032,812
   5,970,000   (h)                                                                         5.000%        07/01/33       6,065,150
   5,205,135                                                                               5.500%        02/01/18       5,446,156
   4,238,890                                                                               5.500%        04/01/33       4,401,929
     764,616                                                                               5.500%        05/01/33         791,646
     457,910                                                                               6.000%        09/01/32         480,626
   8,062,172                                                                               6.000%        10/01/32       8,462,093
   3,467,823                                                                               6.000%        11/01/32       3,639,837
   5,605,842                                                                               6.000%        03/01/33       5,877,750
   8,842,589                                                                               6.500%        12/01/31       9,342,803
   4,392,754                                                                               6.500%        02/01/32       4,641,275
   1,762,397                                                                               6.500%        04/01/32       1,862,110
     810,618                                                                               6.500%        05/01/32         856,481
   6,451,748                                                                               6.500%        07/01/32       6,816,788
   5,779,130                                                                               6.500%        08/01/32       6,106,118
   6,246,361                                                                               6.500%        09/01/32       6,594,701
   6,700,821                                                                               7.000%        09/01/31       7,139,766
     326,194                                                                               7.000%        11/01/31         346,759
   4,759,017                                                                               7.000%        02/01/32       5,077,120
   5,871,545                                                                               7.000%        03/01/32       6,264,048
     195,816                                                                               7.000%        05/01/32         208,906
   2,445,196                                                                               7.000%        06/01/32       2,608,652
   2,404,570                                                                               7.000%        07/01/32       2,565,309
     491,494                                                                               7.500%        04/01/31         532,459
     321,756   (c)                                                                         8.108%        12/25/15         339,470
                                                                                                                    -------------
                                                                                                                       99,930,852
                                                                                                                    -------------
    Government National Mortgage Association (GNMA) (1.2%)
          --   (c) (g)                                                                     9.280%        07/16/40       1,243,293
          --   (c) (g) (i)                                                                 6.000%        03/16/42       1,873,632
                                                                                                                    -------------
                                                                                                                        3,116,925
                                                                                                                    -------------
    State and Local Government Obligations (.6%)
   1,469,000   Pleasant Hill California                                                    7.950%        09/20/15       1,591,382
                                                                                                                    -------------
    Vendee Mortgage Trust (.2%)
     533,954   Vendee Mortgage Trust                                                       7.793%        02/15/25         582,806
                                                                                                                    -------------
               Total U.S. government and agencies obligations (cost: $117,564,100)                                    120,194,921
                                                                                                                    -------------

              See accompanying notes to investments in securities.

                                                                                                                        MARKET
PRINCIPAL                                                                                 COUPON         MATURITY      VALUE(a)
---------                                                                                --------       ----------  -------------
  ASSET BACKED SECURITIES (20.8%)
$  2,200,000   Associates Manufactured Housing                                             7.900%        03/15/27   $   2,355,853
   1,250,000   BankAmerica Manufactured Housing Contract
                Trust                                                                      7.015%        01/10/28       1,344,303
   5,291,000   BankAmerica Manufactured Housing Contract
                Trust                                                                      7.800%        10/10/26       5,838,292
   4,150,000   Fortress CBO Investments I, Ltd.-144A Issue (b) (d)                         7.850%        07/25/38       4,807,319
   1,728,759   Green Tree Financial Corporation                                            6.400%        10/15/18       1,795,118
   3,425,197   Green Tree Financial Corporation                                            8.300%        05/15/19       3,723,366
   1,268,479   Green Tree Financial Corporation                                            8.300%        11/15/19       1,363,325
   1,578,401   Green Tree Financial Corporation                                            8.400%        06/15/19       1,695,890
   1,418,442   Green Tree Financial Corporation (j)                                        9.100%        04/15/25       1,390,073
   2,600,000   Lehman ABS Manufactured Housing Contract                                    5.873%        05/15/22       2,742,276
     854,164   Metropolitan Asset Funding, Inc.-144A Issue (e)                             6.980%        05/20/12         875,319
     850,298   Metropolitan Asset Funding, Inc.-144A Issue (e)                             7.130%        06/20/12         865,382
   4,739,395   Mid-State Trust                                                             7.340%        07/01/35       5,220,025
   3,461,636   Mid-State Trust                                                             7.400%        07/01/35       3,747,440
   3,267,784   Mid-State Trust                                                             7.790%        07/01/35       3,484,843
   2,246,772   Oakwood Mortgage Investors, Inc.                                            7.375%        08/15/27       2,320,002
   2,390,165   Oakwood Mortgage Investors, Inc.-144A
                Issue (e)                                                                  8.100%        10/15/21       2,528,054
   2,185,341   Vanderbilt Mortgage Finance                                                 7.070%        12/07/14       2,233,272
   2,250,000   Vanderbilt Mortgage Finance                                                 7.955%        12/07/24       2,584,131
   3,250,000   Whole Auto Loan Trust-144A Issue (d)                                        6.000%        04/15/09       3,238,235
                                                                                                                    -------------
               Total asset backed securities (cost: $51,913,867)                                                       54,152,518
                                                                                                                    -------------
  OTHER MORTGAGE-BACKED SECURITIES (30.4%)
    Collateralized Mortgage Obligations/Mortgage Revenue Bonds (20.8%)
      76,389   Banco Hipotecario Nacional-144A
                Issue (b) (c) (d) (j)                                                      2.485%        03/25/11          20,625
   1,335,943   Banco Hipotecario Nacional-144A
                Issue (b) (d) (j)                                                          7.540%        05/31/17         400,783
     442,257   Banco Hipotecario Nacional-144A
                Issue (b) (d) (j)                                                          7.916%        07/25/09         141,522
     148,659   BDC Mortgage Trust-144A Issue (c) (e)                                       6.747%        01/29/13         154,077
     364,177   BDC Mortgage Trust-144A Issue (c) (d)                                       6.747%        01/29/13         361,518
     663,462   BDC Mortgage Trust-144A Issue (c) (d)                                       6.747%        01/29/13         694,446
   1,513,198   Bear Stearns Mortgage Securities, Inc.                                      8.000%        11/25/29       1,691,955
   2,640,404   Bear Stearns Structured Products, Inc.-144A
                Issue (c) (e)                                                              6.235%        11/30/13       2,688,567
   2,533,697   BlackRock Capital Finance LP-144A Issue (e)                                 7.750%        09/25/26       2,759,955
     465,180   Chase Mortgage Finance Corporation                                          6.500%        09/25/13         474,982
     972,162   Chase Mortgage Finance Corporation                                          6.750%        03/25/25       1,020,712
   1,561,849   Chase Mortgage Finance Corporation-144A
                Issue (c) (e)                                                              6.630%        03/28/25       1,574,813
     363,654   Chemical Mortgage Securities, Inc.                                          7.250%        01/25/26         363,392
   2,118,789   CitiCorp Mortgage Securities, Inc.                                          6.750%        08/25/28       2,153,237
     193,419   Countrywide Funding Corporation-144A
                Issue (e)                                                                  6.250%        02/25/09         190,769
     659,870   Countrywide Funding Corporation                                             6.625%        02/25/24         664,803

              See accompanying notes to investments in securities.

                                                                                                                        MARKET
PRINCIPAL                                                                                 COUPON         MATURITY      VALUE(a)
---------                                                                                --------       ----------  -------------
  OTHER MORTGAGE-BACKED SECURITIES--CONTINUED
$    934,871   Countrywide Funding Corporation                                             7.000%        06/25/24   $     934,523
     710,035   Countrywide Home Loans                                                      6.250%        08/25/14         717,935
     632,408   Countrywide Mortgage Backed Securities, Inc.                                6.500%        03/25/24         634,315
     235,925   CS First Boston Mortgage Securities
                Corporation-144A Issue (c) (e)                                             7.757%        05/30/23         244,430
     365,718   DLJ Mortgage Acceptance Corporation-144A
                Issue (c) (d)                                                              6.691%        09/29/23         370,776
     747,293   First Union Residential Securitization
                Trans, Inc. (c)                                                            6.827%        09/25/26         767,111
   4,936,000   Franchise Finance Corporation of America-
                144A Issue (e)                                                             8.910%        06/25/14       5,406,650
     537,111   GE Capital Mortgage Services, Inc.                                          6.250%        07/25/14         546,211
     548,490   GE Capital Mortgage Services, Inc.-144A
                Issue (e)                                                                  6.500%        04/25/24         548,108
     301,759   GE Capital Mortgage Services, Inc.-144A
                Issue (e)                                                                  6.000%        10/25/08         303,524
     272,615   GE Capital Mortgage Services, Inc.-144A
                Issue (e)                                                                  6.000%        11/25/08         273,079
     293,731   GE Capital Mortgage Services, Inc.-144A
                Issue (e)                                                                  6.500%        01/25/24         294,348
     725,477   GE Capital Mortgage Services, Inc.-144A
                Issue (e)                                                                  6.500%        04/25/24         727,719
     482,633   GE Capital Mortgage Services, Inc.-144A
                Issue (e)                                                                  6.500%        05/25/24         484,026
   3,007,000   JP Morgan Residential Mortgage Acceptance
                Corporation-144A Issue (e)                                                 5.250%        08/28/30       2,999,684
     314,401   Lehman Structured Securities Corporation-
                144A Issue (c) (e)                                                         6.081%        04/28/24         322,738
   1,212,228   Morgan Stanley Capital I-144A Issue (c) (e)                                 6.838%        06/29/26       1,286,739
     437,992   Nationsbanc Montgomery Funding Corporation-
                144A Issue (e)                                                             6.000%        11/25/13         446,248
     677,842   Norwest Asset Securities Corporation                                        6.250%        05/25/29         695,322
   1,999,048   Norwest Asset Securities Corporation                                        6.500%        06/25/29       2,030,763
     366,312   Norwest Asset Securities Corporation-144A
                Issue (e)                                                                  7.000%        09/25/11         365,554
     455,367   Paine Webber Mortgage Acceptance Corporation                                6.750%        01/25/24         459,961
     408,953   Paine Webber Mortgage Acceptance Corporation                                8.125%        07/25/09         408,523
   1,084,872   Paine Webber Mortgage Acceptance Corporation-
                144A Issue (e)                                                             6.460%        04/29/24       1,098,822
     612,861   Prudential Home Mortgage Securities                                         6.050%        04/25/24         618,227
     412,471   Prudential Home Mortgage Securities                                         6.500%        02/25/24         418,114
      64,488   Prudential Home Mortgage Securities                                         7.500%        08/25/07          66,453
     287,715   Prudential Home Mortgage Securities                                         8.000%        06/25/22         293,950
      48,869   Prudential Home Mortgage Securities                                         8.000%        10/25/22          50,225
     452,697   Prudential Home Mortgage Securities-144A
                Issue (c) (d)                                                              6.306%        08/28/09         463,820
     314,393   Prudential Home Mortgage Securities-144A
                Issue (e)                                                                  7.250%        09/25/25         314,035
     476,244   Prudential Home Mortgage Securities-144A
                Issue (c) (e)                                                              7.365%        09/28/24         477,093

              See accompanying notes to investments in securities.

                                                                                                                        MARKET
PRINCIPAL                                                                                 COUPON         MATURITY      VALUE(a)
---------                                                                                --------       ----------  -------------
  OTHER MORTGAGE-BACKED SECURITIES--CONTINUED
$    903,053   Prudential Home Mortgage Securities-144A Issue (e)                          7.900%        04/28/22   $     905,900
     503,146   Residential Accredit Loans, Inc.-144A Issue (e)                             6.250%        03/25/14         522,801
     602,393   Residential Funding Mortgage Securities                                     6.500%        12/25/12         601,460
     218,144   Residential Funding Mortgage Securities                                     6.500%        11/25/23         229,341
   1,421,705   Residential Funding Mortgage Securities                                     6.500%        12/25/28       1,432,048
   2,461,923   Residential Funding Mortgage Securities                                     6.500%        01/25/29       2,500,723
     606,608   Residential Funding Mortgage Securities                                     7.000%        09/25/23         615,070
     965,133   Residential Funding Mortgage Securities                                     7.000%        08/25/29         972,970
     208,037   Securitized Asset Sales, Inc.-144A Issue (c) (e)                            6.607%        11/28/23         210,510
   3,564,785   Sequoia Mortgage Funding Company-144A Issue (e)                             6.380%        08/28/31       3,600,728
   2,096,955   Structured Asset Mortgage Investments, Inc.                                 6.750%        04/30/30       2,125,436
                                                                                                                    -------------
                                                                                                                       54,142,169
                                                                                                                    -------------
    Non-Agency Commercial Mortgage-Backed Securities (9.5%)
   5,350,000   277 Park Avenue Finance Corporation-144A Issue (e)                          7.680%        05/12/12       6,274,409
          --   Asset Securitization Corporation (c) (g)                                    8.520%        04/14/29       2,095,302
          --   Asset Securitization Corporation (c) (g)                                    9.150%        08/13/29       1,814,630
          --   Asset Securitization Corporation (f) (g)                                    9.150%        08/13/29       1,210,722
          --   Asset Securitization Corporation-144A Issue
                Issue (c) (e) (g)                                                          9.000%        10/13/26       1,526,776
   2,726,000   FFCA Secured Lending Corporation (c)                                        2.418%        02/18/22       2,363,512
   1,290,000   FFCA Secured Lending Corporation (c)                                        2.668%        02/18/22       1,113,677
   1,138,342   FFCA Secured Lending Corporation-144A Issue (d)                             7.450%        02/18/22       1,209,448
   1,089,199   GMAC Commercial Mortgage Securities (f) (i)                                 5.940%        07/01/13       1,093,964
   5,300,000   Paine Webber Mortgage Acceptance Corporation-
                144A Issue (e)                                                             7.655%        01/02/12       6,166,985
                                                                                                                    -------------
                                                                                                                       24,869,425
                                                                                                                    -------------
    Non-Agency Prime Residential Mortgage-Backed Securities (.1%)
     238,906   First Boston Mortgage Securities Corporation (c)                            7.650%        09/25/06         238,906
                                                                                                                    -------------
               Total other mortgage-backed securities (cost: $76,498,701)                                             79,250,500
                                                                                                                    -------------
  CORPORATE OBLIGATIONS (1.4%)
    HEALTH CARE (1.4%)
      Real Estate (1.4%)
   1,166,000   Covenant Retirement Communities, Inc. (c)                                   6.750%        06/01/04       1,183,926
   2,250,000   Covenant Retirement Communities, Inc. (c)                                   7.000%        06/01/06       2,425,948
                                                                                                                    -------------
               Total corporate obligations (cost: $3,416,000)                                                           3,609,874
                                                                                                                    -------------
               Total long-term debt securities (cost: $249,392,668)                                                   257,207,813
                                                                                                                    -------------

SHARES
------
SHORT-TERM SECURITIES (3.2%)
     693,891   Federated Prime Obligations Fund, current rate 1.072%                                                      693,891
   7,775,742   One Group Institutional Prime Money Market, current rate 1.170%                                          7,775,742
                                                                                                                    -------------
               Total short-term securities (cost: $8,469,633)                                                           8,469,633
                                                                                                                    -------------
               Total investments in securities(cost: $257,862,301) (k)                                              $ 265,677,446
                                                                                                                    =============

              See accompanying notes to investments in securities.

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) The Portfolio held 2.1% of net assets in foreign securities at June 30, 2003.
(c) Variable rate security.
(d) Represents ownership in an illiquid security. (See note 9 to the financial statements.) Information concerning the illiquid securities held at June 30, 2003, which includes acquisition date and cost, is as follows:

                                                                                                     ACQUISITION
    SECURITY:                                                                                            DATE           COST
    ---------                                                                                        ------------   -------------
    Fortress CBO Investments I, Ltd. 144A Issue*                                                        Various     $   3,893,469
    Whole Auto Loan Trust-144A Issue*                                                                   Various         3,226,233
    Banco Hipotecario Nacional 144A Issue*                                                             01/31/03             8,234
    Banco Hipotecario Nacional 144A Issue*                                                             01/31/03         1,179,325
    Banco Hipotecario Nacional 144A Issue*                                                             01/31/03           582,417
    BDC Mortgage Trust-144A Issue*                                                                     02/10/00           298,934
    BDC Mortgage Trust-144A Issue*                                                                     03/01/00           617,761
    DLJ Mortgage Acceptance Corporation-144A Issue*                                                    09/06/00           350,465
    Prudential Home Mortgage Securities-144A Issue*                                                    08/02/99           431,476
    FFCA Secured Lending Corporation-144A Issue*                                                       11/26/02         1,157,290
                                                                                                                    -------------
                                                                                                                    $  11,745,604
                                                                                                                    =============

* A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
(e) Long-term debt security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.
(f) Represents a private placement security.
(g) Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimate timing and amount of future cash flows.
(h) At June 30, 2003 the total cost of investments issued on a when-issued or forward commitment basis is $7,173,616.
(i) This security is being fair-valued according to procedures approved by the board of directors.
(j) Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal. This security is being fair-valued according to procedures approved by the Board of Directors.
(k) At June 30, 2003 the cost of securities for federal income tax purposes was $257,862,301. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

    Gross unrealized appreciation                                                                                   $   9,929,831
    Gross unrealized depreciation                                                                                      (2,114,686)
                                                                                                                    -------------
    Net unrealized appreciation                                                                                     $   7,815,145
                                                                                                                    =============

              See accompanying notes to investments in securities.

                                                             Index 500 Portfolio
                                                       Investments in Securities
                                                                   JUNE 30, 2003
                                                                     (UNAUDITED)
           (Percentages of each investment category relate to total net assets.)

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
COMMON STOCK (98.6%)
   BASIC MATERIALS (2.9%)
     Agriculture Products (.1%)
    13,320   Monsanto Company                                     $      288,245
                                                                  --------------
     Aluminum (.2%)
    43,209   Alcoa, Inc.                                               1,101,830
                                                                  --------------
     Chemicals (1.4%)
    11,580   Air Products and
              Chemicals, Inc.                                            481,728
    50,915   Du Pont El de Nemours &
              Company                                                  2,120,101
     3,928   Eastman Chemical
              Company                                                    124,400
    13,390   Ecolab, Inc.                                                342,784
     6,386   Engelhard Corporation                                       158,181
     2,559   Great Lakes Chemical
              Corporation                                                 52,204
     5,600   Hercules, Inc. (b)                                           55,440
     4,789   International Flavors
              and Fragrances, Inc.                                       152,913
     8,648   PPG Industries, Inc.                                        438,800
     8,278   Praxair, Inc.                                               497,508
    11,313   Rohm & Haas Company                                         351,042
     3,637   Sigma-Aldrich
              Corporation                                                197,053
    46,803   The Dow Chemical
              Company                                                  1,449,021
     7,508   The Sherwin-Williams
              Company                                                    201,815
                                                                  --------------
                                                                       6,622,990
                                                                  --------------
     Construction (--)
     5,174   Vulcan Materials
              Company                                                    191,800
                                                                  --------------
     Iron and Steel (.1%)
     4,125   Allegheny Technologies,
              Inc.                                                        27,225
     3,968   Nucor Corporation                                           193,837
     5,255   United States Steel
              Corporation                                                 86,024
                                                                  --------------
                                                                         307,086
                                                                  --------------
     Mining (.2%)
     7,408   Freeport-McMoRan
              Copper & Gold, Inc.                                        181,496
    20,593   Newmont Mining
              Corporation                                                668,449
     4,513   Phelps Dodge
              Corporation (b)                                            173,028
                                                                  --------------
                                                                       1,022,973
                                                                  --------------
     Paper and Forest (.9%)
     2,689   Bemis Company                                        $      125,845
     2,958   Boise Cascade
              Corporation                                                 70,696
    12,753   Georgia-Pacific
              Corporation                                                241,669
    24,503   International Paper
              Company                                                    875,492
    26,021   Kimberly-Clark
              Corporation                                              1,356,735
     5,329   Louisiana-Pacific
              Corporation (b)                                             57,766
    10,210   MeadWestvaco
              Corporation                                                252,187
     9,363   Plum Creek Timber
              Company, Inc                                               242,970
     2,769   Temple-Inland, Inc.                                         118,818
    11,260   Weyerhaeuser Company                                        608,040
                                                                  --------------
                                                                       3,950,218
                                                                  --------------
   CAPITAL GOODS (7.8%)
     Aerospace/Defense (1.5%)
    10,069   General Dynamics
              Corporation                                                730,002
     6,008   Goodrich Corporation                                        126,168
    23,055   Lockheed Martin
              Corporation                                              1,096,726
     9,423   Northrop Grumman
              Corporation                                                813,111
    21,019   Raytheon Company                                            690,264
     9,443   Rockwell Automation, Inc.                                   225,121
     9,103   Rockwell Collins, Inc.                                      224,207
    42,981   The Boeing Company                                        1,475,108
    23,941   United Technologies
              Corporation                                              1,695,741
                                                                  --------------
                                                                       7,076,448
                                                                  --------------
     Containers -- Metal/Glass (--)
     2,892   Ball Corporation                                            131,615
                                                                  --------------
    Electrical Equipment (3.9%)
    10,017   American Power
              Conversion (b)                                             156,165
     4,777   Cooper Industries, Ltd.                                     197,290
    21,549   Emerson Electric
              Company                                                  1,101,154
   510,913   General Electric
              Company (d)                                             14,652,985
    43,856   Honeywell International,
              Inc.                                                     1,177,534
     9,738   Molex, Inc.                                                 262,829
     4,217   Power-One, Inc. (b)                                          30,152

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
   CAPITAL GOODS--CONTINUED
    42,419   Solectron Corporation (b)                            $      158,647
     8,194   Thermo Electron
              Corporation (b)                                            172,238
                                                                  --------------
                                                                      17,908,994
                                                                  --------------
     Engineering/Construction (.2%)
    17,651   Caterpillar, Inc.                                    $      982,455
                                                                  --------------
     Equipment Semiconductor(.1%)
    10,121   Jabil Circuit, Inc. (b)                                     223,674
     Machinery (.3%)
    12,297   Deere & Company                                             561,973
    10,319   Dover Corporation                                           309,157
     8,631   Ingersoll-Rand Company (c)                                  408,419
                                                                  --------------
                                                                       1,279,549
                                                                  --------------
     Manufacturing (1.4%)
    20,015   3M Company                                                2,581,535
     5,674   Avery Dennison Corporation                                  284,835
    15,771   Illinois Tool Works, Inc.                                 1,038,520
     6,019   Parker Hannifin
              Corporation                                                252,738
     4,361   Sealed Air Corporation (b)                                  207,845
     6,883   Textron, Inc.                                               268,575
   102,081   Tyco International, Ltd. (c)                              1,937,497
                                                                  --------------
                                                                       6,571,545
                                                                  --------------
     Metal Fabrication (--)
     4,378   Worthington Industries                                       58,665
                                                                  --------------
     Office Equipment (.1%)
    11,953   Pitney Bowes, Inc.                                          459,115
                                                                  --------------
     Trucks and Parts (.1%)
     2,106   Cummins, Inc.                                                75,584
     3,477   Navistar International
              Corporation (b)                                            113,455
     5,982   Paccar, Inc.                                                404,144
                                                                  --------------
                                                                         593,183
                                                                  --------------
     Waste Management (.2%)
    10,652   Allied Waste Industries,
              Inc. (b)                                                   107,053
    30,232   Waste Management, Inc.                                      728,289
                                                                  --------------
                                                                         835,342
                                                                  --------------
   COMMUNICATION SERVICES (4.8%)
     Cellular (.5%)
   138,631   AT&T Wireless Services,
              Inc. (b)                                                 1,138,161
    52,555   Nextel Communications,
              Inc. (b)                                                   950,194
    52,317   Sprint Corporation-PCS
              Group (b)                                           $      300,823
                                                                  --------------
                                                                       2,389,178
                                                                  --------------
     Telecommunication (1.0%)
    40,994   ADC Telecommunications,
              Inc. (b)                                            $       95,434
     5,010   Andrew Corporation (b)                                       46,092
    19,429   Avaya, Inc. (b)                                             125,511
    24,003   CIENA Corporation (b)                                       124,576
     9,589   Comverse Technology,
              Inc. (b)                                                   144,123
    64,710   Corning, Inc. (b)                                           478,207
   211,486   Lucent Technologies,
              Inc. (b)                                                   429,317
   118,379   Motorola, Inc.                                            1,116,314
    40,355   Qualcomm, Inc.                                            1,442,691
     7,633   Scientific-Atlanta, Inc.                                    181,971
    21,006   Tellabs, Inc. (b)                                           138,009
                                                                  --------------
                                                                       4,322,245
                                                                  --------------
     Telephone (3.3%)
    15,960   Alltel Corporation                                          769,591
    40,193   AT&T Corporation                                            773,715
    94,411   BellSouth Corporation                                     2,514,165
     7,292   Centurytel, Inc.                                            254,126
    14,442   Citizens Communications
              Company (b)                                                186,157
    86,666   Qwest Communications
              International, Inc. (b)                                    414,264
   169,842   SBC Communications, Inc.                                  4,339,463
    45,960   Sprint Corporation-FON
              Group                                                      661,824
   140,593   Verizon Communications,
              Inc.                                                     5,546,394
                                                                  --------------
                                                                      15,459,699
                                                                  --------------
   CONSUMER CYCLICAL (10.6%)
     Auto (1.1%)
    14,335   Autonation, Inc. (b)                                        225,346
     3,748   Cooper Tire & Rubber
              Company                                                     65,927
     7,572   Dana Corporation                                             87,532
     7,787   Danaher Corporation                                         529,905
    28,548   Delphi Corporation                                          246,369
     3,801   Eaton Corporation                                           298,797
    93,567   Ford Motor Company                                        1,028,301
    28,666   General Motors
              Corporation                                              1,031,976
    15,505   Harley-Davidson, Inc.                                       618,029

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
    CONSUMER CYCLICAL--CONTINUED
     4,760   ITT Industries, Inc.                                 $      311,590
     4,606   Johnson Controls, Inc.                                      394,274
     8,932   The Goodyear Tire &
              Rubber Company                                              46,893
     6,660   Visteon Corporation                                          45,754
                                                                  --------------
                                                                       4,930,693
                                                                  --------------
     Building Materials (.2%)
     3,678   American Standard
              Companies, Inc. (b)                                        271,915
     3,039   Crane Company                                                68,773
    24,384   Masco Corporation                                           581,558
                                                                  --------------
                                                                         922,246
                                                                  --------------
     Construction (.1%)
     3,228   Centex Corporation                                          251,106
     2,452   KB Home                                                     151,975
     3,107   Pulte Homes, Inc.                                           191,578
                                                                  --------------
                                                                         594,659
                                                                  --------------
     Distribution Durables (.1%)
     8,858   Genuine Parts Company                                       283,545
                                                                  --------------
     Hardware and Tools (.1%)
     3,942   Black & Decker
              Corporation                                                171,280
     2,965   Snap-On, Inc.                                                86,074
     4,380   The Stanley Works                                           120,888
                                                                  --------------
                                                                         378,242
                                                                  --------------
     Houseware (.1%)
     9,860   Leggett & Platt, Inc.                                       202,130
     3,991   Maytag Corporation                                           97,460
     3,505   Whirlpool Corporation                                       223,268
                                                                  --------------
                                                                         522,858
                                                                  --------------
     Leisure (.2%)
     4,600   Brunswick Corporation                                       115,092
     8,825   Hasbro, Inc.                                                154,349
     4,361   International Game
              Technology (b)                                             446,261
    22,404   Mattel, Inc.                                                423,884
                                                                  --------------
                                                                       1,139,586
                                                                  --------------
    Lodging -- Hotel (.2%)
     5,574   Harrah's Entertainment,
              Inc. (b)                                                   224,298
    19,199   Hilton Hotels Corporation                                   245,555
    11,826   Marriott International, Inc.                                454,355
                                                                  --------------
                                                                         924,208
                                                                  --------------
    Photography/Imagery (.1%)
    14,645   Eastman Kodak Company                                       400,541
                                                                  --------------
     Publishing (.8%)
     4,193   Dow Jones and Company,
              Inc.                                                $      180,425
    13,787   Gannett Company, Inc.                                     1,058,980
     4,183   Knight-Ridder, Inc.                                         288,334
     2,518   Meredith Corporation                                        110,792
     7,688   New York Times Company                                      349,804
     5,773   RR Donnelly & Sons
              Company                                                    150,906
     9,812   The McGraw-Hill
              Companies, Inc.                                            608,344
    15,844   Tribune Company                                             765,265
                                                                  --------------
                                                                       3,512,850
                                                                  --------------
     Restaurants (--)
     8,563   Darden Restaurants, Inc.                                    162,526
                                                                  --------------
     Retail (6.7%)
     3,358   American Greetings (b)                                       65,951
     4,560   Autozone, Inc. (b)                                          346,423
    15,145   Bed Bath & Beyond, Inc. (b)                                 587,777
    16,519   Best Buy Company, Inc. (b)                                  725,514
     5,948   Big Lots, Inc. (b)                                           89,458
    10,528   Circuit City Stores, Inc.                                    92,646
    23,342   Costco Wholesale
              Corporation (b)                                            854,317
    20,076   CVS Corporation                                             562,730
     4,318   Dillards, Inc.                                               58,163
    16,996   Dollar General Corporation                                  310,347
    16,278   eBay, Inc. (b)                                            1,695,842
     8,767   Family Dollar Stores                                        334,461
     9,540   Federated Department
              Stores                                                     351,549
   117,454   Home Depot, Inc.                                          3,890,076
    13,706   JC Penney Company                                           230,946
    17,365   Kohl's Corporation (b)                                      892,214
    39,863   Lowe's Companies, Inc.                                    1,712,116
    26,598   Limited Brands, Inc.                                        412,269
    13,551   Nike, Inc.                                                  724,843
     6,921   Nordstrom, Inc.                                             135,098
    15,733   Office Depot, Inc. (b)                                      228,286
     8,581   RadioShack Corporation                                      225,766
     3,043   Reebok International,
              Ltd. (b)                                                   102,336
    15,650   Sears Roebuck and
              Company                                                    526,466
    24,810   Staples, Inc. (b)                                           455,264
    46,558   Target Corporation                                        1,761,755
    45,527   The Gap, Inc.                                               854,087
    14,698   The May Department
              Stores Company                                             327,177

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
   CONSUMER CYCLICAL--CONTINUED
     7,397   Tiffany & Company                                    $      241,734
    26,012   TJX Companies, Inc.                                         490,066
    10,856   Toys 'R' US, Inc. (b)                                       131,575
   223,851   Wal-Mart Stores, Inc. (d)                                12,014,083
                                                                  --------------
                                                                      31,431,335
                                                                  --------------
     Service (.8%)
     8,928   Apollo Group, Inc. (b)                                      551,393
    52,066   Cendant Corporation (b)                                     953,849
     7,538   Convergys Corporation (b)                                   120,608
     4,181   Fluor Corporation                                           140,649
     9,126   H&R Block, Inc.                                             394,700
    19,853   Interpublic Group of
              Companies, Inc.                                            265,633
     5,697   Monster Worldwide,
              Inc. (b)                                                   112,402
     9,706   Omnicom Group                                               695,920
     6,027   Quintiles Transnational
              Corporation (b)                                             85,523
     8,697   Robert Half
              International, Inc. (b)                                    164,721
     7,300   Sabre Holdings
              Corporation                                                179,945
                                                                  --------------
                                                                       3,665,343
                                                                  --------------
     Textiles (.1%)
     6,541   Jones Apparel Group,
              Inc. (b)                                                   191,390
     5,470   Liz Claiborne, Inc.                                         192,818
     5,515   VF Corporation                                              187,345
                                                                  --------------
                                                                         571,553
                                                                  --------------
   CONSUMER STAPLES (11.9%)
     Beverage (2.8%)
     1,824   Adolph Coors                                                 89,340
    42,652   Anheuser-Busch
              Companies, Inc.                                          2,177,385
     3,129   Brown-Forman Corporation                                    246,002
    23,037   Coca-Cola Enterprises, Inc.                                 418,122
    13,954   Pepsi Bottling Group, Inc.                                  279,359
    87,830   PepsiCo, Inc.                                             3,908,435
   125,922   The Coca-Cola Company                                     5,844,040
                                                                  --------------
                                                                      12,962,683
                                                                  --------------
     Broadcasting (1.1%)
    31,395   Clear Channel
              Communications, Inc. (b)                                 1,330,834
   114,963   Comcast Corporation (b)                              $    3,469,583
    11,679   Univision
              Communications, Inc. (b)                                   355,042
                                                                  --------------
                                                                       5,155,459
                                                                  --------------
     Entertainment (1.5%)
    32,134   Carnival Corporation                                      1,044,676
    89,764   Viacom, Inc. (b)                                          3,919,096
   104,449   Walt Disney Company                                       2,062,868
                                                                  --------------
                                                                       7,026,640
                                                                  --------------
     Food (1.5%)
    32,943   Archer-Daniels-Midland
              Company                                                    423,976
    20,917   Campbell Soup Company                                       512,466
    27,463   ConAgra Foods, Inc.                                         648,127
    18,931   General Mills, Inc.                                         897,519
     6,684   Hershey Foods Corporation                                   465,607
    18,005   HJ Heinz Company                                            593,805
    20,814   Kellogg Company                                             715,377
     7,120   McCormick &
              Company, Inc.                                              193,664
    39,727   Sara Lee Corporation                                        747,265
    33,209   Sysco Corporation                                           997,598
    11,568   WM Wrigley Jr Company                                       650,469
                                                                  --------------
                                                                       6,845,873
                                                                  --------------
     Household Products (2.2%)
    11,126   Clorox Company                                              474,524
    27,515   Colgate-Palmolive
              Company                                                  1,594,494
    13,971   Newell Rubbermaid, Inc.                                     391,188
     8,125   Pactiv Corporation (b)                                      160,144
    66,186   Procter & Gamble
              Company                                                  5,902,467
    52,202   The Gillette Company                                      1,663,156
     2,973   Tupperware Corporation                                       42,692
                                                                  --------------
                                                                      10,228,665
                                                                  --------------
     Personal Care (.2%)
     3,049   Alberto-Culver Company                                      155,804
    12,065   Avon Products, Inc.                                         750,443
                                                                  --------------
                                                                         906,247
                                                                  --------------
     Restaurants (.5%)
    65,041   McDonald's Corporation                                    1,434,804
    19,899   Starbucks Corporation (b)                                   487,923
     5,758   Wendy's International, Inc.                                 166,809
    14,910   Yum! Brands, Inc. (b)                                       440,740
                                                                  --------------
                                                                       2,530,276
                                                                  --------------

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
   CONSUMER STAPLES--CONTINUED
     Retail (.7%)
    18,689   Albertson's, Inc.                                    $      358,829
    38,570   Kroger Company (b)                                          643,348
    22,490   Safeway, Inc. (b)                                           460,145
     6,816   Supervalu, Inc.                                             145,317
    52,393   Walgreen Company                                          1,577,029
     7,175   Winn-Dixie Stores, Inc.                                      88,324
                                                                  --------------
                                                                       3,272,992
                                                                  --------------
     Service (.2%)
     8,686   Cintas Corporation                                          307,832
    33,543   Concord EFS, Inc. (b)                                       493,753
     2,817   Deluxe Corporation                                          126,202
                                                                  --------------
                                                                         927,787
                                                                  --------------
     Tobacco (1.2%)
   103,510   Altria Group, Inc.                                        4,703,494
     7,476   Fortune Brands, Inc.                                        390,247
     4,356   RJ Reynolds Tobacco
              Holdings, Inc.                                             162,087
     8,520   UST, Inc.                                                   298,456
                                                                  --------------
                                                                       5,554,284
                                                                  --------------
   ENERGY (5.7%)
     Oil & Gas (5.1%)
     4,628   Amerada Hess Corporation                                    227,605
    12,811   Anadarko Petroleum
              Corporation                                                569,705
     8,234   Apache Corporation                                          535,704
     3,531   Ashland, Inc.                                               108,331
    10,231   Burlington Resources, Inc.                                  553,190
    54,614   ChevronTexaco
              Corporation                                              3,943,131
    34,697   ConocoPhillips                                            1,901,396
    11,859   Devon Energy Corporation                                    633,271
     5,865   EOG Resources, Inc.                                         245,392
   341,451   Exxon Mobil
              Corporation (d)                                         12,261,504
     5,195   Kerr-McGee Corporation                                      232,736
    15,789   Marathon Oil Corporation                                    416,040
     7,421   Nabors Industries,
              Ltd. (b) (c)                                               293,501
     6,808   Noble Corporation (b)                                       233,514
    19,425   Occidental Petroleum
              Corporation                                                651,709
     4,771   Rowan Companies,
              Inc. (b)                                                   106,870
     3,874   Sunoco, Inc.                                                146,205
    16,293   Transocean, Inc. (b)                                        357,957
    13,147   Unocal Corporation                                   $      377,187
                                                                  --------------
                                                                      23,794,948
                                                                  --------------
     Oil & Gas Services (.6%)
    17,253   Baker Hughes, Inc.                                          579,183
     8,055   BJ Services Company (b)                                     300,935
    22,274   Halliburton Company                                         512,302
     3,333   McDermott International,
              Inc. (b)                                                    21,098
    29,769   Schlumberger, Ltd.                                        1,416,111
                                                                  --------------
                                                                       2,829,629
                                                                  --------------
   FINANCIAL (20.5%)
     Banks (6.6%)
    17,948   Amsouth BanCorp                                             391,984
    76,580   Bank of America
              Corporation                                              6,052,082
    58,398   Bank One Corporation                                      2,171,238
    24,114   BB&T Corporation                                            827,110
     8,925   Comerica, Inc.                                              415,013
    29,360   Fifth Third BanCorp                                       1,683,502
     6,435   First Tennessee National
              Corporation                                                282,561
    53,754   FleetBoston Financial
              Corporation                                              1,597,031
    11,649   Huntington Bancshares, Inc.                                 227,388
    21,543   Keycorp                                                     544,392
    11,550   Marshal & Ilsley
              Corporation                                                353,199
    22,085   Mellon Financial
              Corporation                                                612,859
    31,269   National City Corporation                                 1,022,809
     7,982   North Fork
              Bancorporation, Inc.                                       271,867
    11,231   Northern Trust Corporation                                  469,343
    11,317   Regions Financial
              Corporation                                                382,288
    17,392   SouthTrust Corporation                                      473,062
    17,037   State Street Corporation                                    671,258
    14,314   SunTrust Banks, Inc.                                        849,393
    15,470   Synovus Financial
              Corporation                                                332,605
    39,416   The Bank of New York
              Company, Inc.                                            1,133,210
    98,137   U.S. Bancorp                                              2,404,357
    10,115   Union Planters Corporation                                  313,868
    68,766   Wachovia Corporation                                      2,747,889
    85,632   Wells Fargo & Company                                     4,315,853
     4,668   Zions Bancorporation                                        236,247
                                                                  --------------
                                                                      30,782,408
                                                                  --------------

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
   FINANCIAL--CONTINUED
     FINANCE -- DIVERSIFIED (2.3%)
    66,301   American Express
              Company                                             $    2,772,045
    11,638   Capital One Financial
              Corporation                                                572,357
     5,535   Federated Investors, Inc.                                   151,770
    12,192   Janus Capital Group, Inc.                                   199,949
    14,725   John Hancock Financial
              Services, Inc.                                             452,499
   103,837   JP Morgan Chase &
              Company                                                  3,549,149
    65,314   MBNA Corporation                                          1,361,144
     5,055   MGIC Investment
              Corporation                                                235,765
     7,646   Moody's Corporation                                         403,021
    14,768   Providian Financial
              Corporation (b)                                            136,752
    23,082   SLM Corporation                                             904,122
                                                                  --------------
                                                                      10,738,573
                                                                  --------------
     Insurance (4.8%)
    13,487   ACE, Ltd. (c)                                               462,469
     7,738   Aetna, Inc.                                                 465,828
    26,258   Aflac, Inc.                                                 807,434
     5,480   AMBAC Financial
              Group, Inc.                                                363,050
   133,342   American International
              Group                                                    7,357,812
    15,906   AON Corporation                                             383,016
     9,532   Chubb Corporation                                           571,920
     7,144   Cigna Corporation                                           335,339
     8,193   Cincinnati Financial
              Corporation                                                303,878
    14,358   Hartford Financial
              Services Group, Inc.                                       723,069
     7,276   Jefferson-Pilot Corporation                                 301,663
     9,044   Lincoln National
              Corporation                                                322,238
     9,449   Loews Corporation                                           446,843
    27,381   Marsh & McLennan
              Companies, Inc.                                          1,398,348
     7,366   MBIA, Inc.                                                  359,092
    38,860   Metlife, Inc.                                             1,100,515
    16,677   Principal Financial Group                                   537,833
    28,109   Prudential Financial, Inc.                                  945,868
     7,051   Safeco Corporation                                          248,759
    11,595   St. Paul Companies                                          423,346
    35,985   The Allstate Corporation                                  1,282,865
    11,191   The Progressive
              Corporation                                                818,062
     5,912   Torchmark Corporation                                $      220,222
    51,449   Travelers Property
              Casualty Corporation                                       811,351
    14,660   UnumProvident
              Corporation                                                196,591
     7,451   WellPoint Health
              Networks (b)                                               628,119
     7,060   XL Capital, Ltd. (c)                                        585,980
                                                                  --------------
                                                                      22,401,510
                                                                  --------------
     Investment Bankers/Brokers (4.4%)
     5,078   Bear Stearns & Company,
              Inc.                                                       367,749
   263,169   Citigroup, Inc.                                          11,263,633
    13,010   Franklin Resources, Inc.                                    508,301
    24,027   Goldman Sachs
              Group, Inc.                                              2,012,261
    12,459   Lehman Brothers
               Holdings, Inc.                                            828,274
    47,558   Merrill Lynch & Company,
              Inc.                                                     2,220,007
    55,583   Morgan Stanley                                            2,376,173
     6,221   T Rowe Price Group, Inc.                                    234,843
    69,033   The Charles Schwab
               Corporation                                               696,543
                                                                  --------------
                                                                      20,507,784
                                                                  --------------
     Public Finance (.3%)
     6,656   Countrywide Financial
              Corporation                                                463,058
    14,511   PNC Financial Services
              Group, Inc.                                                708,282
                                                                  --------------
                                                                       1,171,340
                                                                  --------------
     Real Estate Investment
     Trust -- Apartments (.1%)
     4,790   Apartment Investment &
              Management Company                                         165,734
    13,886   Equity Residential                                          360,342
                                                                  --------------
                                                                         526,076
                                                                  --------------
     Real Estate Investment Trust -- Hotels (.1%)
    10,223   Starwood Hotels &
              Resorts Worldwide, Inc.                                    292,276
                                                                  --------------
     Real Estate Investment Trust --
     Office Property (.1%)
    20,518   Equity Office Properties
              Trust                                                      554,191
                                                                  --------------

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
   FINANCIAL--CONTINUED
     Real Estate Investment Trust --
     Shopping Centers (.1%)
     9,630   Simon Property
              Group, Inc.                                         $      375,859
                                                                  --------------
     Savings and Loans (.6%)
    11,465   Charter One Financial, Inc.                                 357,479
     7,790   Golden West Financial
              Corporation                                                623,278
    47,567   Washington Mutual, Inc.                                   1,964,517
                                                                  --------------
                                                                       2,945,274
                                                                  --------------
     U.S. Government Obligations (1.1%)
    50,089   Fannie Mae                                                3,378,002
    35,163   Freddie Mac                                               1,785,226
                                                                  --------------
                                                                       5,163,228
                                                                  --------------
   HEALTH CARE (14.2%)
     Biotechnology (1.2%)
    64,387   Amgen, Inc. (b)                                           4,277,872
     7,567   Biogen, Inc. (b)                                            287,546
     9,527   Chiron Corporation (b)                                      416,520
    10,995   Genzyme Corporation --
              General Division (b)                                       459,591
     2,457   Millipore Corporation (b)                                   109,017
                                                                  --------------
                                                                       5,550,546
                                                                  --------------
     Drugs (8.3%)
    79,797   Abbott Laboratories                                       3,491,917
    99,087   Bristol-Myers Squibb
               Company                                                 2,690,212
    22,878   Cardinal Health, Inc.                                     1,471,055
    57,435   Eli Lilly & Company                                       3,961,292
    18,596   Forest Laboratories,
              Inc. (b)                                                 1,018,131
    12,267   King Pharmaceuticals,
              Inc. (b)                                                   181,061
    12,844   Medimmune, Inc. (b)                                         467,136
   114,628   Merck & Company, Inc.                                     6,940,725
   403,592   Pfizer, Inc.                                             13,782,667
    75,090   Schering-Plough
              Corporation                                              1,396,674
     5,455   Watson Pharmaceuticals,
              Inc. (b)                                                   220,218
    67,886   Wyeth                                                     3,092,207
                                                                  --------------
                                                                      38,713,295
                                                                  --------------
     Health Care -- Diversified (1.9%)
     6,670   Allergan, Inc.                                       $      514,257
   151,767   Johnson & Johnson                                         7,846,354
    23,760   Tenet Healthcare
               Corporation (b)                                           276,804
                                                                  --------------
                                                                       8,637,415
                                                                  --------------
     Hospital Management (.2%)
    26,168   HCA, Inc.                                                   838,423
    12,161   Health Management
              Associates, Inc.                                           224,370
                                                                  --------------
                                                                       1,062,793
                                                                  --------------
     Managed Care (.5%)
     8,230   Humana, Inc. (b)                                            124,273
     4,625   Manor Care, Inc. (b)                                        115,671
    14,752   McKesson Corporation                                        527,236
    30,294   UnitedHealth Group, Inc.                                  1,522,274
                                                                  --------------
                                                                       2,289,454
                                                                  --------------
     Medical Products/Supplies (1.9%)
     5,628   AmerisourceBergen
              Corporation                                                390,302
     2,738   Bausch & Lomb, Inc.                                         102,675
    30,545   Baxter International, Inc.                                  794,170
    12,978   Becton Dickinson &
              Company                                                    504,195
    13,146   Biomet, Inc.                                                376,764
    21,000   Boston Scientific
              Corporation (b)                                          1,283,100
     2,703   CR Bard, Inc.                                               192,751
    15,860   Guidant Corporation                                         704,025
    62,342   Medtronic, Inc.                                           2,990,546
     6,267   Pall Corporation                                            141,008
     9,168   St. Jude Medical, Inc. (b)                                  527,160
    10,216   Stryker Corporation                                         708,684
    10,010   Zimmer Holdings, Inc. (b)                                   450,950
                                                                  --------------
                                                                       9,166,330
                                                                  --------------
     Special Services (.2%)
     7,080   Anthem, Inc. (b)                                            546,222
     5,369   Quest Diagnostics (b)                                       342,542
                                                                  --------------
                                                                         888,764
                                                                  --------------
   TECHNOLOGY (15.6%)
     Computer Hardware (3.8%)
    18,629   Apple Computer, Inc. (b)                                    356,186
   131,291   Dell Computer
              Corporation (b)                                          4,196,060
    16,512   Gateway, Inc. (b)                                            60,269

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
   TECHNOLOGY--CONTINUED
   156,042   Hewlett-Packard Company                              $    3,323,695
    88,336   International Business
              Machines Corporation                                     7,287,720
     6,497   Lexmark International,
              Inc. (b)                                                   459,793
     4,852   NCR Corporation (b)                                         124,308
   165,099   Sun Microsystems, Inc. (b)                                  759,455
    11,748   Symbol Technologies, Inc.                                   152,841
    21,235   Veritas Software
               Corporation (b)                                           608,807
    39,954   Xerox Corporation (b)                                       423,113
                                                                  --------------
                                                                      17,752,247
                                                                  --------------
     Computer Networking (1.5%)
   358,799   Cisco Systems, Inc. (b)                                   5,988,355
    30,837   Yahoo!, Inc. (b)                                          1,010,220
                                                                  --------------
                                                                       6,998,575
                                                                  --------------
     Computer Peripherals (.3%)
   111,799   EMC Corporation (b)                                       1,170,536
    17,290   Network Appliance,
              Inc. (b)                                                   280,271
                                                                  --------------
                                                                       1,450,807
                                                                  --------------
     Computer Services & Software (5.7%)
    11,813   Adobe Systems, Inc.                                         378,843
   229,893   AOL Time Warner,
              Inc. (b)                                                 3,698,978
     5,625   Autodesk, Inc.                                               90,900
    30,572   Automatic Data Processing                                 1,035,168
    11,887   BMC Software, Inc. (b)                                      194,115
     8,412   Citrix Systems, Inc. (b)                                    171,268
    29,555   Computer Associates
              International, Inc.                                        658,485
     9,540   Computer Sciences
              Corporation (b)                                            363,665
    19,263   Compuware
              Corporation (b)                                            111,148
     7,419   Electronic Arts, Inc. (b)                                   548,932
    12,384   IMS Health, Inc.                                            222,788
     4,387   Mercury Interactive
              Corporation (b)                                            169,382
   548,839   Microsoft Corporation                                    14,055,767
    18,768   Novell, Inc. (b) (d)                                         57,805
   268,022   Oracle Corporation (b)                                    3,221,624
    13,474   Parametric Technology
               Corporation (b)                                            41,096
    16,131   Peoplesoft, Inc. (b)                                        283,744
    24,944   Siebel Systems, Inc. (b)                                    237,966
    14,491   Sungard Data Systems,
              Inc. (b)                                            $      375,462
     7,526   Symantec Corporation (b)                                    330,090
    16,701   Unisys Corporation (b)                                      205,088
                                                                  --------------
                                                                      26,452,314
                                                                  --------------
     Electrical Instruments (.3%)
    24,014   Agilent Technologies,
              Inc. (b)                                                   469,474
    10,647   Applera Corporation --
              Applied Biosystems Group                                   202,612
    73,110   JDS Uniphase
              Corporation (b)                                            256,616
     6,425   PerkinElmer, Inc.                                            88,729
     4,286   Tektronix, Inc. (b)                                          92,578
     6,331   Waters Corporation (b)                                      184,422
                                                                  --------------
                                                                       1,294,431
                                                                  --------------
     Electronic Components --
     Semiconductor (3.2%)
    17,620   Advanced Micro Devices,
              Inc. (b)                                                   112,944
    19,509   Altera Corporation (b)                                      319,948
    18,714   Analog Devices, Inc. (b)                                    651,621
    84,726   Applied Materials,
              Inc. (b)                                                 1,343,754
    15,494   Applied Micro Circuits
               Corporation (b)                                            93,739
    14,271   Broadcom Corporation (b)                                    355,491
   334,019   Intel Corporation                                         6,942,251
     9,697   Kla-Tencor Corporation (b)                                  450,814
    15,948   Linear Technology
              Corporation                                                513,685
    19,119   LSI Logic Corporation (b)                                   135,363
    16,643   Maxim Integrated Products                                   569,024
    31,113   Micron Technology, Inc. (b)                                 361,844
     9,296   National Semiconductor
              Corporation (b)                                            183,317
     7,646   Novellus Systems,
              Inc. (b)                                                   280,004
     8,105   Nvidia Corporation (b)                                      186,496
     8,609   PMC -- Sierra, Inc. (b)                                     100,984
     4,845   QLogic Corporation (b)                                      234,159
     9,423   Teradyne, Inc. (b)                                          163,112
    88,401   Texas Instruments, Inc.                                   1,555,858
    17,192   Xilinx, Inc. (b)                                            435,130
                                                                  --------------
                                                                      14,989,538
                                                                  --------------

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
    TECHNOLOGY--CONTINUED
     Electronics -- Computer Distribution (.1%)
    25,987   Sanmina-SCI
              Corporation (b)                                     $      163,978
     2,979   Thomas & Betts
              Corporation (b)                                             43,047
     4,669   WW Grainger, Inc.                                           218,322
                                                                  --------------
                                                                         425,347
                                                                  --------------
     Service -- Data Processing (.7%)
    24,475   Electronic Data Systems
              Corporation                                                524,989
     7,221   Equifax, Inc.                                               187,746
    34,736   First Data Corporation                                    1,439,460
     9,844   Fiserv, Inc. (b)                                            350,545
    10,485   Intuit, Inc. (b)                                            466,897
    19,280   Paychex, Inc.                                               565,097
                                                                  --------------
                                                                       3,534,734
                                                                  --------------
   TRANSPORTATION (1.6%)
     Air Freight (1.0%)
    15,302   FedEx Corporation                                           949,183
    57,525   United Parcel Service, Inc.                               3,664,342
                                                                  --------------
                                                                       4,613,525
                                                                  --------------
     Airlines (.2%)
     6,285   Delta Air Lines, Inc.                                        92,264
    39,817   Southwest Airlines
              Company                                                    684,852
                                                                  --------------
                                                                         777,116
                                                                  --------------
     Railroads (.4%)
    18,988   Burlington Northern
              Santa Fe Corporation                                       540,019
    10,889   CSX Corporation                                             327,650
    19,861   Norfolk Southern
              Corporation                                                381,331
    13,046   Union Pacific Corporation                                   756,929
                                                                  --------------
                                                                       2,005,929
                                                                  --------------
     Trucking (--)
     3,197   Ryder System, Inc.                                           81,907
                                                                  --------------
   UTILITIES (3.0%)
     Electric Companies (2.6%)
     6,404   Allegheny Energy, Inc.                                       54,114
     8,215   Ameren Corporation                                          362,282
    20,226   American Electric Power
              Company, Inc.                                              603,342
    15,565   Centerpoint Energy, Inc.                                    126,855
     8,972   Cinergy Corporation                                  $      330,080
     7,342   CMS Energy Corporation                                       59,470
    11,377   Consolidated Edison, Inc.                                   492,397
     8,424   Constellation Energy
              Group, Inc.                                                288,943
    15,937   Dominion Resources, Inc.                                  1,024,271
     8,559   DTE Energy Company                                          330,720
    46,066   Duke Energy Corporation                                     919,017
    16,601   Edison International (b)                                    272,754
    11,605   Entergy Corporation                                         612,512
    16,621   Exelon Corporation                                          994,102
    15,265   FirstEnergy Corporation                                     586,939
     9,439   FPL Group, Inc.                                             630,997
    13,378   NiSource, Inc.                                              254,182
    20,849   PG&E Corporation (b)                                        440,956
     4,650   Pinnacle West Capital
              Corporation                                                174,142
     8,589   PPL Corporation                                             369,327
    12,270   Progress Energy, Inc.                                       538,653
    11,510   Public Service
              Enterprise Group, Inc.                                     486,298
     8,993   TECO Energy, Inc.                                           107,826
    31,318   The AES Corporation (b)                                     198,869
    36,895   The Southern Company                                      1,149,648
    16,420   TXU Corporation                                             368,629
    20,315   Xcel Energy, Inc.                                           305,538
                                                                  --------------
                                                                      12,082,863
                                                                  --------------
     Natural Gas (.3%)
    18,988   Dynegy, Inc.                                                 79,750
    30,626   El Paso Corporation                                         247,458
     8,016   KeySpan Corporation                                         284,167
     6,278   Kinder Morgan, Inc.                                         343,093
     2,257   Nicor, Inc.                                                  83,757
     1,806   Peoples Energy
              Corporation                                                 77,459
    10,570   Sempra Energy                                               301,562
    26,379   Williams Companies,
              Inc.                                                       208,394
                                                                  --------------
                                                                       1,625,640
                                                                  --------------
     Power Products -- Industrial (.1%)
    19,421   Calpine Corporation (b)                                     128,179
    20,587   Mirant Corporation (b)                                       59,702
                                                                  --------------
                                                                         187,881
                                                                  --------------
Total common stock
 (cost: $332,831,904)                                                459,292,487
                                                                  --------------

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
SHORT-TERM SECURITIES (1.4%)
   155,778   Federated Money Market Obligation Trust -- Prime
              Obligation Fund, current rate 1.072%                $      155,778
 6,317,564   One Group Institutional Prime Money Market
              Market, current rate 1.170%                              6,317,564
                                                                  --------------
             Total short-term securities (cost: $6,473,342)            6,473,342
                                                                  --------------
             Total investments in securities (cost:
              $339,305,246) (d)                                   $  465,765,829
                                                                  ==============

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b)  Non-income producing.
(c) The Portfolio held .8% of net assets in foreign securities at June 30, 2003.
(d) Partially pledged as initial margin deposits on open stock index futures purchase contracts (see note 6 to the financial statements).
(e) At June 30, 2003 the cost of securities for federal income tax purposes was $345,018,804. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

     Gross unrealized appreciation                                $  170,545,632
     Gross unrealized depreciation                                   (49,798,607)
                                                                  --------------
     Net unrealized appreciation                                  $  120,747,025
                                                                  ==============

              See accompanying notes to investments in securities.

                                                  Capital Appreciation Portfolio
                                                       Investments in Securities
                                                                   JUNE 30, 2003
                                                                     (UNAUDITED)
           (Percentages of each investment category relate to total net assets.)

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
COMMON STOCK (98.3%)
    BASIC MATERIALS (1.9%)
     Chemicals (1.9%)
    42,900   Air Products and
              Chemicals, Inc.                                     $    1,784,640
    20,400   Praxair, Inc.                                             1,226,040
                                                                  --------------
                                                                       3,010,680
                                                                  --------------
    CAPITAL GOODS (5.7%)
     Aerospace/Defense (4.3%)
    83,700   Lockheed Martin
              Corporation                                              3,981,609
    18,200   Northrop Grumman
              Corporation                                              1,570,478
    39,700   Raytheon Company                                          1,303,748
                                                                  --------------
                                                                       6,855,835
                                                                  --------------
     Oil & Gas (1.4%)
    45,100   Cooper Cameron
              Corporation (b)                                          2,272,138
                                                                  --------------
    COMMUNICATION SERVICES (2.6%)
     Cellular (.9%)
    76,100   Vodafone Group
              PLC ADR (c)                                              1,495,365
                                                                  --------------
     Telecommunication (1.7%)
   159,700   Nokia OYJ (c)                                             2,623,871
                                                                  --------------
    CONSUMER CYCLICAL (13.4%)
     Auto (1.3%)
    18,200   Danaher Corporation                                       1,238,510
    20,300   Harley-Davidson, Inc.                                       809,158
                                                                  --------------
                                                                       2,047,668
                                                                  --------------
     Leisure (1.8%)
    27,900   International Game
              Technology (b)                                           2,855,007
                                                                  --------------
     Retail (10.3%)
    17,000   Autozone, Inc. (b)                                        1,291,490
    64,700   Dollar General
              Corporation                                              1,181,422
    33,100   eBay, Inc. (b)                                            3,448,358
    62,600   Family Dollar Stores                                      2,388,190
    64,297   Home Depot, Inc.                                          2,129,517
    38,600   Kohl's Corporation (b)                                    1,983,268
    38,700   Lowe's Companies, Inc.                                    1,662,165
    56,900   Target Corporation                                        2,153,096
                                                                  --------------
                                                                      16,237,506
                                                                  --------------
    CONSUMER STAPLES (11.0%)
     Beverage (2.9%)
    49,300   Anheuser-Busch
              Companies, Inc.                                     $    2,516,765
    42,900   The Coca-Cola Company                                     1,990,989
                                                                  --------------
                                                                       4,507,754
                                                                  --------------
     Broadcasting (1.0%)
    38,600   Clear Channel
              Communications,
              Inc. (b)                                                 1,636,254
                                                                  --------------
     Entertainment (1.7%)
    62,817   Viacom, Inc. (b)                                          2,742,590
                                                                  --------------
     Household Products (2.9%)
    35,300   Clorox Company                                            1,505,545
    26,800   Colgate-Palmolive
              Company                                                  1,553,060
    17,900   Procter & Gamble
              Company                                                  1,596,322
                                                                  --------------
                                                                       4,654,927
                                                                  --------------
     Personal Care (1.0%)
    46,600   The Estee Lauder
              Companies, Inc.                                          1,562,498
                                                                  --------------
     Service (1.5%)
    53,600   BearingPoint, Inc. (b)                                      517,240
    48,200   Manpower, Inc.                                            1,787,738
                                                                  --------------
                                                                       2,304,978
                                                                  --------------
    ENERGY (5.5%)
     Oil & Gas (1.5%)
    45,100   Burlington Resources,
              Inc.                                                     2,438,557
                                                                  --------------
     Oil & Gas Services (4.0%)
    54,700   Baker Hughes, Inc.                                        1,836,279
    44,400   BJ Services Company (b)                                   1,658,784
    73,600   Smith International,
              Inc. (b)                                                 2,704,064
                                                                  --------------
                                                                       6,199,127
                                                                  --------------
    FINANCIAL (11.1%)
     Banks (3.0%)
    25,500   Bank of America
              Corporation                                              2,015,265
    54,600   Wells Fargo & Company                                     2,751,840
                                                                  --------------
                                                                       4,767,105
                                                                  --------------

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
    FINANCIAL--CONTINUED
     Finance -- Diversified (2.1%)
    51,200   Janus Capital
              Group, Inc.                                         $      839,680
    61,200   SLM Corporation                                           2,397,204
                                                                  --------------
                                                                       3,236,884
                                                                  --------------
     Investment Bankers/Brokers (6.0%)
   102,200   Citigroup, Inc.                                           4,374,160
    52,300   Goldman Sachs
              Group, Inc.                                              4,380,125
    21,200   T Rowe Price Group,
              Inc.                                                       800,300
                                                                  --------------
                                                                       9,554,585
                                                                  --------------
    HEALTH CARE (20.1%)
     Biotechnology (3.2%)
    75,900   Amgen, Inc. (b)                                           5,042,796
                                                                  --------------
     Drugs (9.0%)
    24,900   Barr Laboratories,
              Inc. (b)                                                 1,630,950
    30,900   Forest Laboratories,
              Inc. (b)                                                 1,691,775
    34,300   Gilead Sciences,
              Inc. (b)                                                 1,906,394
   168,675   Pfizer, Inc.                                              5,760,252
    30,900   Teva Pharmaceutical
              Industries (c)                                           1,759,137
    32,200   Wyeth                                                     1,466,710
                                                                  --------------
                                                                      14,215,218
                                                                  --------------
     Health Care -- Diversified (1.5%)
    45,796   Johnson & Johnson                                         2,367,653
                                                                  --------------
     Hospital Management (1.0%)
    88,800   Health Management
              Associates, Inc.                                         1,638,360
                                                                  --------------
     Medical Products/Supplies (5.4%)
    51,400   Biomet, Inc.                                              1,473,124
    92,000   Medtronic, Inc.                                           4,413,240
    59,500   Zimmer Holdings, Inc. (b)                                 2,680,475
                                                                  --------------
                                                                       8,566,839
                                                                  --------------
    TECHNOLOGY (27.0%)
     Computer Hardware (2.1%)
   102,900   Dell Computer
              Corporation (b)                                          3,288,684
                                                                  --------------
     Computer Networking (3.0%)
   281,200   Cisco Systems, Inc. (b)                                   4,693,228
                                                                  --------------
     Computer Peripherals (2.7%)
   405,400   EMC Corporation (b)                                  $    4,244,538
                                                                  --------------
     Computer Services & Software (12.3%)
    81,400   Check Point Software
              Technologies (b) (c)                                     1,591,370
    22,200   Electronic Arts,
              Inc. (b)                                                 1,642,578
   271,400   Microsoft Corporation                                     6,950,554
   118,600   Oracle Corporation (b)                                    1,425,572
   155,500   SAP AG (c)                                                4,543,710
    27,600   Synopsys, Inc. (b)                                        1,707,060
    56,000   Veritas Software
              Corporation (b)                                          1,605,520
                                                                  --------------
                                                                      19,466,364
                                                                  --------------
     Electronic Components --
      Semiconductor (5.2%)
    49,800   Analog Devices,
              Inc. (b)                                                 1,734,036
   103,400   Applied Materials,
              Inc. (b)                                                 1,639,924
    24,400   Linear Technology
              Corporation                                                785,924
    33,200   Maxim Integrated
              Products                                                 1,135,108
    95,400   Microchip Technology,
              Inc.                                                     2,349,702
    32,200   Texas Instruments, Inc.                                     566,720
                                                                  --------------
                                                                       8,211,414
                                                                  --------------
     Electronics -- Computer
      Distribution (.5%)
    17,500   WW Grainger, Inc.                                           818,300
                                                                  --------------
     Service -- Data Processing (1.2%)
    46,300   First Data Corporation                                    1,918,672
                                                                  --------------
Total common stock
 (cost: $140,601,138)                                                155,475,395
                                                                  --------------

              See accompanying notes to investments in securities.

                                                                                               MARKET
SHARES                                                                                        VALUE(a)
------                                                                                     ---------------
SHORT-TERM SECURITIES (3.8%)
       124,444   Federated Money Market Obligation Trust -- Prime Obligation Fund,
                  current rate 1.072%                                                      $       124,444
     5,956,041   One Group Institutional Prime Money Market,
                  current rate 1.170%                                                            5,956,041
                                                                                           ---------------
                 Total short-term securities (cost: $6,080,485)                                  6,080,485
                                                                                           ---------------
                 Total investments in securities (cost: $146,681,623) (d)                  $   161,555,880
                                                                                           ===============

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Non-income producing.
(c) The Portfolio held 7.6% of net assets in foreign securities at June 30, 2003.
(d) At June 30, 2003 the cost of securities for federal income tax purposes was $150,575,406. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

    Gross unrealized appreciation                                                          $    12,795,951
    Gross unrealized depreciation                                                               (1,815,477)
                                                                                           ---------------
    Net unrealized appreciation                                                            $    10,980,474
                                                                                           ===============

              See accompanying notes to investments in securities.

International Stock Portfolio
Investments in Securities
JUNE 30, 2003
(UNAUDITED)
(Percentages of each investment category relate to total net assets.)

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
COMMON STOCK (95.8%)
    AUSTRALIA (1.0%)
     Mining (1.0%)
   924,000   Iluka Resources, Ltd.                                $    2,510,455
                                                                  --------------
    BERMUDA (1.6%)
     Insurance (1.2%)
    37,200   XL Capital, Ltd.                                          3,087,600
     Service (.4%)
    51,000   Accenture, Ltd. (b)                                         922,590
                                                                  --------------
                                                                       4,010,190
                                                                  --------------
    CANADA (4.6%)
     Mining (1.3%)
   187,000   Barrick Gold
              Corporation                                              3,299,595
     Oil & Gas (2.0%)
   228,239   Husky Energy, Inc.                                        2,937,763
   118,020   TransCanada
              Corporation                                              2,061,617
     Telecommunication (1.3%)
   138,000   BCE, Inc.                                                 3,152,604
                                                                  --------------
                                                                      11,451,579
                                                                  --------------
    CHINA (.9%)
     Oil & Gas (.9%)
 7,699,860   PetroChina
              Company, Ltd.                                            2,320,380
                                                                  --------------
    DENMARK (3.7%)
     Power Products -- Industrial (2.5%)
   537,700   Vestas Wind
              Systems A/S                                              6,149,274
     Telephone (1.2%)
    98,000   TDC A/S                                                   2,930,617
                                                                  --------------
                                                                       9,079,891
                                                                  --------------
    FINLAND (3.7%)
     Insurance (1.5%)
   512,800   Sampo Oyj                                                 3,762,249
     Paper and Forest (1.4%)
    71,073   Stora Enso Oyj                                              785,852
   247,300   Stora Enso Oyj                                            2,762,712
     Telecommunication (.8%)
   211,680   Metso Oyj                                                 1,883,563
                                                                  --------------
                                                                       9,194,376
                                                                  --------------
    FRANCE (7.8%)
     Drugs (1.5%)
    66,025   Aventis SA                                                3,631,894
     Investment Bankers/Brokers (1.6%)
   261,980   AXA                                                  $    4,063,704
     Machinery (.3%)
   191,312   Alstom (b)                                                  658,965
     Manufacturing (.7%)
    46,590   Michelin (CGDE) Class B                                   1,818,738
     Mining (1.6%)
   109,780   Pechiney SA                                               3,940,133
     Oil & Gas (1.6%)
    26,117   Total SA                                                  3,946,188
     Water Utilities (.5%)
    82,200   Suez SA                                                   1,308,078
                                                                  --------------
                                                                      19,367,700
                                                                  --------------
    GERMANY (5.6%)
     Chemicals (1.3%)
   138,000   Bayer AG                                                  3,184,739
     Electric Companies (1.1%)
    52,900   E.ON AG                                                   2,711,913
     Investment Bankers/Brokers (.3%)
   306,000   WCM Beteiligungs &
              Grundbesitz-AG (b)                                         681,588
     Manufacturing (1.5%)
    42,490   Adidas-Salomon AG                                         3,629,596
     Transport Services (1.4%)
   246,000   Deutsche Post AG                                          3,587,050
                                                                  --------------
                                                                      13,794,886
                                                                  --------------
    HONG KONG (3.8%)
     Banks (.1%)
   153,800   The Bank of East Asia, Ltd.                                 303,728
     Biotechnology (--)
    16,920   CK Life Sciences
              International Holdings,
              Inc. (b)                                                     3,493
     Cellular (1.3%)
   262,300   China Mobile, Ltd. ADR                                    3,087,271
     Investment Bankers/Brokers (--)
   113,000   Peregrine                                                         0
     Real Estate (1.9%)
   423,000   Cheung Kong Holdings,
              Ltd.                                                     2,544,026
   351,100   Hutchison Whampoa,
              Ltd.                                                     2,138,616
     Telecommunication (.5%)
 1,787,300   Swire Pacific, Ltd.                                       1,249,115
                                                                  --------------
                                                                       9,326,249
                                                                  --------------

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
    INDIA (.5%)
     Computer Services & Software (.5%)
   123,000   Satyam Computer
              Services, Ltd. ADR                                  $    1,221,390
                                                                  --------------
    ISRAEL (1.5%)
     Technology (1.5%)
   185,100   Check Point Software
              Technologies (b)                                         3,618,705
                                                                  --------------
    ITALY (1.9%)
     Banks (.9%)
   245,100   Sanpaolo IMI SpA                                          2,276,620
     Oil & Gas (.9%)
   150,800   ENI-Ente Nazionale
              Idrocarburi SpA                                          2,280,267
                                                                  --------------
                                                                       4,556,887
                                                                  --------------
    JAPAN (8.3%)
     Drugs (1.3%)
   105,000   Ono Pharmaceutical
              Company, Ltd.                                            3,252,561
     Electrical Equipment (2.3%)
   588,000   Hitachi, Ltd.                                             2,492,231
   113,000   Sony Corporation                                          3,180,448
     Entertainment (.7%)
    24,000   Nintendo Company, Ltd.                                    1,744,691
     Investment Bankers/Brokers (.8%)
   146,200   Nomura Holdings, Inc.                                     1,855,348
     Machinery (1.0%)
   659,000   Komatsu, Ltd.                                             2,524,273
     Manufacturing (.1%)
     7,500   Seiko Epson
              Corporation (b)                                            222,958
     Telephone (2.1%)
     1,291   Nippon Telegraph &
              Telephone
              Corporation                                              5,063,377
                                                                  --------------
                                                                      20,335,887
                                                                  --------------
    MEXICO (1.7%)
     Manufacturing (1.0%)
   790,620   Grupo Carso SA de CV                                      2,396,738
     Telephone (.7%)
    57,520   Telefonos de Mexico SA
              de CV ADR                                                1,807,278
                                                                  --------------
                                                                       4,204,016
                                                                  --------------
    NETHERLANDS (5.5%)
     Chemicals (1.2%)
   110,380   Akzo Nobel NV                                             2,924,993
     Electronics (1.6%)
   199,110   Koninklijke Philips
              Electronics NV                                      $    3,785,751
     Investment Bankers/Brokers (2.7%)
   251,394   ING Groep NV                                              4,367,093
    44,750   Rodamco Europe NV                                         2,341,374
                                                                  --------------
                                                                      13,419,211
                                                                  --------------
    NEW ZEALAND (1.1%)
     Telecommunication (1.1%)
   882,800   Telecom Corporation of
              New Zealand, Ltd.                                        2,708,679
                                                                  --------------
    NORWAY (.8%)
     Electric Companies (.8%)
   465,000   CLP Holdings, Ltd.                                        2,033,367
                                                                  --------------
    SINGAPORE (.7%)
     Banks (.7%)
   300,000   DBS Group Holdings, Ltd.                                  1,754,685
                                                                  --------------
    SOUTH KOREA (4.7%)
     Electric Companies (1.2%)
   330,700   Korea Electric Power
              Corporation ADR                                          2,946,537
     Electrical Equipment (1.8%)
    29,000   Samsung Electronics
              Company, Ltd.-144A
              Issue (c)                                                4,309,333
     Telecommunication (1.7%)
   216,960   KT Corporation ADR                                        4,276,282
                                                                  --------------
                                                                      11,532,152
                                                                  --------------
    SPAIN (3.8%)
     Electric Companies (1.4%)
   196,000   Iberdrola SA                                              3,393,564
     Oil & Gas (1.3%)
   202,000   RepsolYPF SA                                              3,274,800
     Telecommunication (1.1%)
    74,862   Telefonica SA ADR (b)                                     2,587,979
                                                                  --------------
                                                                       9,256,343
                                                                  --------------
    SWEDEN (7.0%)
     Banks (3.1%)
   305,700   ForeningsSparbanken AB                                    4,220,371
   698,900   Nordea AB                                                 3,378,281
     Machinery (.9%)
    93,000   Atlas Copco AB                                            2,352,886

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
    SWEDEN--CONTINUED
     Service (.2%)
    44,500   Securitas AB                                         $      455,897
     Trucks and Parts (2.8%)
   109,900   Autoliv, Inc.                                             2,976,092
   178,500   Volvo AB                                                  3,925,038
                                                                  --------------
                                                                      17,308,565
                                                                  --------------
    SWITZERLAND (4.0%)
     Banks (1.0%)
    44,400   UBS AG                                                    2,469,307
     Food (1.4%)
    16,700   Nestle SA                                                 3,445,142
     Insurance (.8%)
    37,180   Swiss Reinsurance                                         2,059,534
     Service (.8%)
    45,900   Adecco SA                                                 1,890,409
                                                                  --------------
                                                                       9,864,392
                                                                  --------------
    UNITED KINGDOM (21.6%)
     Aerospace/Defense (1.7%)
 1,766,100   BAE Systems PLC                                           4,160,587
     Banks (1.0%)
   332,000   Lloyds TSB
              Group PLC                                                2,358,709
     Chemicals (.6%)
   733,000   Imperial Chemical
              Industries PLC                                           1,487,895
     Drugs (1.5%)
   577,500   Shire Pharmaceuticals
              PLC (b)                                                  3,814,578
     Electrical Equipment (2.3%)
 3,180,400   Kidde PLC                                                 4,435,082
   145,800   WPP Group PLC                                             1,147,728
     Electronics (.8%)
 1,567,000   Chubb PLC                                                 1,958,911
     Food (1.8%)
   407,800   Cadbury Schweppes
              PLC                                                      2,409,314
   461,300   J Sainsbury PLC                                           1,937,467
     Investment Bankers/Brokers (1.1%)
   340,300   Abbey National PLC                                   $    2,640,912
     Manufacturing (2.3%)
 1,244,600   Rolls-Royce
              Group PLC                                                2,634,210
   275,300   Smiths Group PLC                                          3,193,925
     Medical Products/Supplies (1.2%)
   382,304   Amersham PLC                                              2,989,147
     Mining (1.4%)
   654,584   BHP Billiton PLC                                          3,440,630
     Oil & Gas (2.4%)
   240,400   BP PLC                                                    1,667,268
   632,900   Shell Transport &
              Trading Company PLC                                      4,183,124
     Publishing (1.0%)
   490,411   United Business
              Media PLC                                                2,448,211
     Retail (.8%)
   375,329   Marks & Spencer
              Group PLC                                                1,954,225
     Service (.6%)
   560,127   Brambles Industries
              PLC                                                      1,515,980
     Telecommunication (1.1%)
 1,454,100   Cable & Wireless
              PLC                                                      2,705,665
                                                                  --------------
                                                                      53,083,568
                                                                  --------------
Total common stock
 (cost: $255,508,872)                                                235,953,553
                                                                  --------------
CONVERTIBLE PREFERRED STOCKS (1.1%)
    GERMANY (1.1%)
    Trucks and Parts (1.1%)
    88,735   Volkswagen AG                                             2,628,532
                                                                  --------------
                                                                       2,628,532
                                                                  --------------
Total convertible preferred stocks
 (cost: $2,322,877)                                               $    2,628,532
                                                                  --------------

              See accompanying notes to investments in securities.

                                                                                                 MARKET
SHARES/PAR                                                         RATE           MATURITY      VALUE(a)
----------                                                         -----          --------   -------------
SHORT-TERM SECURITIES (3.3%)
    UNITED STATES (3.3%)
    4,237,720   Bankers Trust Institutional Liquid
                 Asset Fund, current rate 1.025%                                              $   4,237,720
    1,000,000   U.S. Treasury Bill                                  0.995%         09/04/03         997,462
    2,000,000   U.S. Treasury Bill                                  1.020%         08/14/03       1,997,507
    1,000,000   U.S. Treasury Bill                                  0.770%         09/18/03         998,006
                                                                                              -------------
                Total short-term securities
                 (cost: $8,231,740)                                                               8,230,695
                                                                                              -------------
                Total investments in securities
                 (cost: $266,063,489) (d)                                                     $ 246,812,780
                                                                                              =============

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Non-income producing.
(c) Equity security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to liquid under guidelines established by the Board of Directors.
(d) At June 30, 2003 the cost of securities for federal income tax purposes was $266,063,489. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

    Gross unrealized appreciation                                                             $  26,856,787
    Gross unrealized depreciation                                                               (46,107,496)
                                                                                              -------------
    Net unrealized depreciation                                                               $ (19,250,709)
                                                                                              =============

              See accompanying notes to investments in securities.

Small Company Growth Portfolio
Investments in Securities
JUNE 30, 2003
(UNAUDITED)
(Percentages of each investment category relate to total net assets.)

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
COMMON STOCK (95.2%)
    BASIC MATERIALS (2.3%)
     Agriculture Products (1.0%)
    65,600   Delta & Pine Land
              Company                                             $    1,441,888
                                                                  --------------
     Chemicals (.7%)
    61,600   Airgas, Inc.                                              1,031,800
                                                                  --------------
     Paper and Forest (.6%)
    97,700   Constar International,
              Inc. (b)                                                   741,543
                                                                  --------------
    CAPITAL GOODS (3.9%)
     Aerospace/Defense (1.2%)
   159,400   Titan Corporation (b)                                     1,640,226
                                                                  --------------
     Containers -- Metal/Glass (1.0%)
   191,300   Crown Holdings,
              Inc. (b)                                                 1,365,882
                                                                  --------------
     Office Equipment (.8%)
    78,300   Moore Wallace,
              Inc. (b) (c)                                             1,149,444
                                                                  --------------
     Waste Management (.9%)
    89,800   Headwaters, Inc. (b)                                      1,319,162
                                                                  --------------
    COMMUNICATION SERVICES (2.7%)
     Telecommunication (2.7%)
    76,700   InterDigital Communications
              Corporation (b)                                          1,792,479
   517,600   Openwave Systems,
              Inc. (b)                                                 1,009,320
    73,500   Polycom, Inc. (b)                                         1,018,710
                                                                  --------------
                                                                       3,820,509
                                                                  --------------
    CONSUMER CYCLICAL (18.1%)
     Auto (1.4%)
    29,600   BorgWarner, Inc.                                          1,906,240
                                                                  --------------
     Distribution Durables (.9%)
    67,900   MSC Industrial Direct
              Company (b)                                              1,215,410
                                                                  --------------
     Leisure (1.0%)
    69,700   Penn National Gaming,
              Inc. (b)                                                 1,432,335
                                                                  --------------
     Publishing (.8%)
    39,200   Scholastic
              Corporation (b)                                          1,167,376
                                                                  --------------
     Retail (7.0%)
    61,100   AnnTaylor Stores
              Corporation (b)                                          1,768,845
    56,000   BJ's Wholesale Club,
              Inc. (b)                                            $      843,360
    51,900   Cost Plus, Inc. (b)                                       1,850,754
    45,100   Guitar Center, Inc. (b)                                   1,307,900
    74,200   Gymboree
              Corporation (b)                                          1,245,076
    50,500   Hot Topic, Inc. (b)                                       1,358,955
   113,045   Valuevision Media,
              Inc. (b)                                                 1,540,803
                                                                  --------------
                                                                       9,915,693
                                                                  --------------
     Service (5.1%)
   173,200   Doubleclick, Inc. (b)                                     1,602,100
    44,612   Getty Images, Inc. (b)                                    1,842,476
    88,900   Kroll, Inc. (b)                                           2,405,634
    78,900   Pegasus Solutions, Inc. (b)                               1,282,125
                                                                  --------------
                                                                       7,132,335
                                                                  --------------
     Textiles (1.9%)
    73,100   Linens 'N Things,
              Inc. (b)                                                 1,725,891
   108,900   Tommy Hilfiger
              Corporation (b) (c)                                      1,006,236
                                                                  --------------
                                                                       2,732,127
                                                                  --------------
    CONSUMER STAPLES (8.7%)
     Broadcasting (4.1%)
   106,700   Cumulus Media,
              Inc. (b)                                                 2,019,831
   109,900   Emmis Communications
              Corporation (b)                                          2,522,205
    26,200   Entercom Communications
              Corporation (b)                                          1,284,062
                                                                  --------------
                                                                       5,826,098
                                                                  --------------
     Entertainment (.9%)
    68,200   Movie Gallery, Inc. (b)                                   1,258,290
                                                                  --------------
     Food (1.6%)
    58,800   Hain Celestial Group, Inc. (b)                              940,212
    35,900   Performance Food Group
              Company (b)                                              1,328,300
                                                                  --------------
                                                                       2,268,512
                                                                  --------------
     Restaurants (1.0%)
    63,500   Jack in the Box,
              Inc. (b)                                                 1,416,050
                                                                  --------------
     Service (1.1%)
       321   Corrections Corporation
              of America (b) (e)                                           8,131

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
    CONSUMER STAPLES--CONTINUED
    27,600   Education Management
              Corporation (b)                                     $    1,467,768
                                                                  --------------
                                                                       1,475,899
                                                                  --------------
    ENERGY (5.5%)
     Natural Gas (1.0%)
   243,000   Newpark Resources (b)                                     1,331,640
                                                                  --------------
     Oil & Gas (3.6%)
    78,100   Remington Oil & Gas
              Corporation (b)                                          1,435,478
    52,200   Spinnaker Exploration
              Company (b)                                              1,367,640
    54,996   Stone Energy
              Corporation (b)                                          2,305,432
                                                                  --------------
                                                                       5,108,550
                                                                  --------------
     Oil & Gas Services (.9%)
    60,600   FMC Technologies, Inc. (b)                                1,275,630
                                                                  --------------
    FINANCIAL (9.4%)
     Banks (.8%)
    27,900   WestAmerica
              Bancorporation                                           1,201,932
                                                                  --------------
     Finance -- Diversified (1.0%)
    41,000   Raymond James
               Financial, Inc.                                         1,355,050
                                                                  --------------
     Insurance (4.2%)
    63,300   HCC Insurance
              Holdings, Inc.                                           1,871,781
    56,300   Mid Atlantic Medical
              Services (b)                                             2,944,490
    92,400   USI Holdings
              Corporation (b)                                          1,086,624
                                                                  --------------
                                                                       5,902,895
                                                                  --------------
     Investment Bankers/Brokers (2.3%)
    32,800   Affiliated Managers
              Group (b)                                                1,999,160
    24,300   Jefferies Group, Inc.                                     1,209,897
                                                                  --------------
                                                                       3,209,057
                                                                  --------------
     Savings and Loans (1.1%)
    61,800   IndyMac Bancorp, Inc.                                     1,570,956
                                                                  --------------
    HEALTH CARE (17.4%)
     Biotechnology (.1%)
    10,300   Affymetrix, Inc. (b)                                        203,013
                                                                  --------------
     Drugs (7.0%)
   113,700   Biomar Pharmaceutical,
              Inc. (b)                                            $    1,109,712
    92,800   Cubist Pharmaceuticals,
              Inc. (b)                                                   989,248
    68,700   Inspire Pharmaceuticals,
              Inc. (b)                                                   741,960
    65,900   KV Pharmaceutical
              Company (b)                                              1,832,020
    53,235   Medicis Pharmaceutical (b)                                3,018,424
   117,800   Sepracor, Inc. (b)                                        2,123,934
                                                                  --------------
                                                                       9,815,298
                                                                  --------------
     Hospital Management (3.0%)
    89,100   Community Health
              Systems, Inc. (b)                                        1,718,739
   117,800   LifePoint Hospitals,
              Inc. (b)                                                 2,466,732
                                                                  --------------
                                                                       4,185,471
                                                                  --------------
     Managed Care (2.9%)
    39,088   AdvancePCS (b)                                            1,494,334
    57,700   Coventry Health Care,
              Inc. (b)                                                 2,663,432
                                                                  --------------
                                                                       4,157,766
                                                                  --------------
     Medical Products/
      Supplies (2.5%)
    63,200   SonoSite, Inc. (b)                                        1,260,840
   100,800   Therasense, Inc. (b)                                      1,008,000
    35,300   Wilson Greatbatch
              Technologies, Inc. (b)                                   1,274,330
                                                                  --------------
                                                                       3,543,170
                                                                  --------------
     Special Services (1.9%)
    54,000   Apria Healthcare Group,
              Inc. (b)                                                 1,343,520
    36,900   Fisher Scientific
              International (b)                                        1,287,810
                                                                  --------------
                                                                       2,631,330
                                                                  --------------
    TECHNOLOGY (25.0%)
     Computer Hardware (.5%)
    64,600   Verisity, Ltd. (b)                                          771,324
                                                                  --------------
     Computer Networking (1.5%)
   159,300   Adaptec, Inc. (b)                                         1,239,354
    64,600   Ask Jeeves (b)                                              888,250
                                                                  --------------
                                                                       2,127,604
                                                                  --------------

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
    TECHNOLOGY--CONTINUED
     Computer Services &
      Software (12.1%)
   145,600   Agile Software
              Corporation (b)                                     $    1,405,040
    96,800   Avid Technology,
              Inc. (b)                                                 3,394,776
    36,500   CACI International,
              Inc. (b)                                                 1,251,950
   328,900   Chordiant Software,
              Inc. (b)                                                   611,754
    34,900   Hyperion Solutions
              Corporation (b)                                          1,178,224
   175,700   Informatica Corporation (b)                               1,214,087
   171,500   Legato Systems, Inc. (b)                                  1,438,885
   192,532   Manugistics Group, Inc. (b)                                 791,307
   306,200   Matrixone, Inc. (b)                                       1,757,588
    40,919   QRS Corporation (b)                                         216,871
   108,900   RealNetworks, Inc. (b)                                      738,342
    69,500   Take-Two Interactive
              Software (b)                                             1,969,630
   134,200   webMethods, Inc. (b)                                      1,091,046
                                                                  --------------
                                                                      17,059,500
                                                                  --------------
     Computer Systems (.1%)
    21,229   Secure Computing
              Corporation (b)                                            185,329
                                                                  --------------
     Drugs (1.9%)
   119,700   Accredo Health, Inc. (b)                                  2,609,460
                                                                  --------------
     Electronic Components --
      Semiconductor (7.5%)
    63,200   Actel Corporation (b)                                $    1,295,600
    82,768   Brooks Automation, Inc. (b)                                 938,589
    59,216   Cymer, Inc. (b)                                           1,868,858
    37,000   Integrated Circuit
              Systems, Inc. (b)                                        1,162,910
    88,100   Lam Research
              Corporation (b)                                          1,604,301
   120,600   Semtech Corporation (b)                                   1,717,345
    67,200   Silicon Image, Inc. (b)                                     374,976
    54,600   Varian Semiconductor
              Equipment Associates,
              Inc. (b)                                                 1,624,896
                                                                  --------------
                                                                      10,587,475
                                                                  --------------
     Service -- Data Processing (1.4%)
   102,564   Documentum, Inc. (b)                                      2,017,434
                                                                  --------------
    TRANSPORTATION (2.2%)
     Trucking (2.2%)
    45,700   JB Hunt Transport
              Services, Inc. (b)                                       1,725,175
    74,900   Swift Transportation
              Company, Inc. (b)                                        1,394,638
                                                                  --------------
                                                                       3,119,813
                                                                  --------------
Total common stock
 (cost: $133,587,540)                                                134,226,516
                                                                  --------------

SHARES
------
SHORT-TERM SECURITIES (9.9%)
 7,190,732   Federated Money Market Obligation Trust -- Prime
              Obligation Fund, current rate 1.072%                $    7,190,732
 6,777,888   Goldman Sachs Prime Obligations Fund,
              current rate 1.032%                                      6,777,888
                                                                  --------------
             Total short-term securities (cost: $13,968,620)          13,968,620
                                                                  --------------
             Total investments in securities
              (cost: $147,556,160) (d)                            $  148,195,136
                                                                  ==============

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b)  Non-income producing.
(c) The Portfolio held 1.5% of net assets in foreign securities at June 30, 2003.
(d) At June 30, 2003 the cost of securities for federal income tax purposes was $147,556,160. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:


     Gross unrealized appreciation                                $   23,094,821
     Gross unrealized depreciation                                   (22,455,845)
                                                                  --------------
     Net unrealized appreciation                                  $      638,976
                                                                  ==============

(e) This security is being fair-valued according to procedures approved by the board of directors.

              See accompanying notes to investments in securities.

                                         Maturing Government Bond 2006 Portfolio
                                                       Investments in Securities
                                                                   JUNE 30, 2003
                                                                     (UNAUDITED)
           (Percentages of each investment category relate to total net assets.)

                                                                                                       MARKET
PRINCIPAL                                                                      RATE    MATURITY       VALUE(a)
---------                                                                     ------  ----------    -------------
LONG-TERM DEBT SECURITIES (98.9%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (98.9%)
$     650,000    Federal Home Loan Mortgage Corporation
                  Strip (c)                                                    2.992%   01/15/07    $     599,968
      450,000    Federal National Mortgage Association
                  Strip (c)                                                    3.686%   08/15/06          422,621
      613,000    Federal National Mortgage Association
                  Strip (c)                                                    5.825%   04/08/07          559,833
      910,000    Federal National Mortgage Association
                  Strip (c)                                                    7.187%   08/01/05          880,461
      200,000    Financing Corporation Strip (c)                               3.002%   05/11/06          188,634
      686,000    Financing Corporation Strip (c)                               5.181%   11/11/06          635,776
    1,000,000    Financing Corporation Strip (c)                               5.434%   08/03/07          898,238
      921,000    Financing Corporation Strip (c)                               7.803%   09/07/07          825,039
      100,000    Government Trust Certificate (c)                              3.029%   11/15/06           92,671
    1,000,000    Israel Government Aid Bond (b) (c)                            6.685%   11/15/06          928,253
    1,000,000    Resolution Funding Corporation (c)                            7.596%   07/15/07          910,679
    1,750,000    U.S. Treasury Strip (c)                                       5.298%   02/15/07        1,628,291
    3,290,000    U.S. Treasury Strip (c)                                       5.518%   11/15/06        3,089,843
                                                                                                    -------------
                 Total U.S. government and agencies obligations
                  (cost: $10,341,434)                                                                  11,660,307
                                                                                                    -------------
                 Total long-term debt securities (cost: $10,341,434)                                   11,660,307
                                                                                                    -------------

SHARES
------
SHORT-TERM SECURITIES (.9%)
          371    Federated Money Market Obligation Trust -- Prime
                  Obligation Fund, current rate 1.072%                                                        371
      100,075    One Group Institutional Prime Money
                  Market, current rate 1.170%                                                             100,075
                                                                                                    -------------
                 Total short-term securities (cost: $100,446)                                             100,446
                                                                                                    -------------
                 Total investments in securities (cost: $10,441,880) (d)                            $  11,760,753
                                                                                                    =============

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) The Portfolio held 7.9% of net assets in foreign securities at June 30, 2003.
(c) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(d) At June 30, 2003 the cost of securities for federal income tax purposes was $10,441,880. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

     Gross unrealized appreciation                                                                  $   1,318,873
     Gross unrealized depreciation                                                                            (--)
                                                                                                    -------------
     Net unrealized appreciation                                                                    $   1,318,873
                                                                                                    =============

              See accompanying notes to investments in securities.

Maturing Government Bond 2010 Portfolio
Investments in Securities
JUNE 30, 2003
(UNAUDITED)
(Percentages of each investment category relate to total net assets.)

                                                                                                       MARKET
PRINCIPAL                                                                      RATE    MATURITY       VALUE(a)
---------                                                                     ------  ----------    -------------
LONG-TERM DEBT SECURITIES (100.2%)
   U.S. GOVERNMENT AND AGENCIES OBLIGATIONS  ( 100.2% )
$     717,000    Federal National Mortgage Association
                  Strip (c)                                                    4.974%   05/15/11    $     534,521
    1,350,000    Federal National Mortgage Association
                  Strip (c)                                                    5.342%   09/23/10        1,044,533
      719,000    Federal National Mortgage Association
                  Strip (c)                                                    6.083%   11/29/09          583,632
      412,000    Financing Corporation Strip (c)                               5.562%   11/02/10          314,420
    1,000,000    Financing Corporation Strip (c)                               5.821%   04/05/11          740,564
      350,000    Government Trust Certificate (c)                              6.695%   05/15/10          273,892
      524,000    Government Trust Certificate (c)                              6.794%   11/15/10          402,222
      132,000    Government Trust Certificate (c)                              7.796%   05/15/10          103,296
    1,100,000    Israel Government Aid Bond (b) (c)                            6.967%   08/15/11          808,938
      515,000    Israel Government Aid Bond (b) (c)                            8.432%   03/15/10          407,857
    1,032,000    Resolution Funding Corporation (c)                            5.657%   04/15/11          783,336
      475,000    Tennessee Valley Authority (c)                                4.386%   04/15/10          371,832
    2,075,000    U.S. Treasury Strip (c)                                       4.898%   02/15/11        1,607,183
    2,275,000    U.S. Treasury Strip (c)                                       5.344%   05/15/10        1,829,073
      855,000    U.S. Treasury Strip (c)                                       5.409%   08/15/11          646,567
                                                                                                    -------------
                 Total U.S. government and agencies
                  obligations (cost: $9,016,754)                                                       10,451,866
                                                                                                    -------------
                 Total long-term debt securities (cost: $9,016,754)                                    10,451,866
                                                                                                    -------------

SHARES
------
SHORT-TERM SECURITIES (--)
          500    Federated Money Market Obligation Trust -- Prime Obligation
                  Fund, current rate 1.072%                                                                   500
           20    One Group Institutional Prime Money Market, current 1.170%                                    20
                                                                                                    -------------
                 Total short-term securities (cost: $520)                                                     520
                                                                                                    -------------
                 Total investments in securities (cost: $9,017,274) (d)                             $  10,452,386
                                                                                                    =============

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) The Portfolio held 11.7% of net assets in foreign securities at June 30, 2003.
(c) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(d) At June 30, 2003 the cost of securities for federal income tax purposes was $9,017,274. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

     Gross unrealized appreciation                                                                  $   1,435,112
     Gross unrealized depreciation                                                                            (--)
                                                                                                    -------------
     Net unrealized appreciation                                                                    $   1,435,112
                                                                                                    =============

              See accompanying notes to investments in securities.

                                                           Value Stock Portfolio
                                                       Investments in Securities
                                                                   JUNE 30, 2003
                                                                     (UNAUDITED)
           (Percentages of each investment category relate to total net assets.)

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
COMMON STOCK (96.5%)
    BASIC MATERIALS (6.5%)
     Aluminum (.7%)
    30,900   Alcoa, Inc.                                          $      787,950
                                                                  --------------
     Chemicals (4.0%)
    37,500   Air Products and
              Chemicals, Inc.                                          1,560,000
    51,400   Du Pont El de Nemours &
              Company                                                  2,140,296
    35,700   The Dow Chemical
              Company                                                  1,105,272
                                                                  --------------
                                                                       4,805,568
                                                                  --------------
     Mining (.8%)
    26,400   Phelps Dodge
              Corporation (b)                                          1,012,176
                                                                  --------------
     Paper and Forest (1.0%)
    35,900   Boise Cascade Corporation                                   858,010
     6,300   Weyerhaeuser Company                                        340,200
                                                                  --------------
                                                                       1,198,210
                                                                  --------------
    CAPITAL GOODS (10.6%)
     Aerospace/Defense (5.2%)
    25,700   Lockheed Martin
              Corporation                                              1,222,549
    35,200   Northrop Grumman
              Corporation                                              3,037,408
    57,000   The Boeing Company                                        1,956,240
                                                                  --------------
                                                                       6,216,197
                                                                  --------------
     Electrical Equipment (1.5%)
    19,300   Emerson Electric Company                                    986,230
    17,600   General Electric Company                                    504,768
    11,300   Honeywell International,
              Inc.                                                       303,405
                                                                  --------------
                                                                       1,794,403
                                                                  --------------
     Engineering/Construction (.6%)
    13,600   Caterpillar, Inc.                                           756,976
                                                                  --------------
     Manufacturing (2.3%)
     8,100   3M Company                                                1,044,738
    36,600   Sealed Air Corporation (b)                                1,744,356
                                                                  --------------
                                                                       2,789,094
                                                                  --------------
     Metal Fabrication (1.0%)
    69,100   Timken Company                                            1,209,941
                                                                  --------------
    COMMUNICATION SERVICES (3.0%)
     Telephone (3.0%)
    50,550   BellSouth Corporation                                     1,346,146
    57,705   Verizon Communications,
              Inc.                                                $   72,276,462
                                                                  --------------
                                                                       3,622,608
                                                                  --------------
    CONSUMER CYCLICAL (11.1%)
     Auto (1.7%)
    11,900   BorgWarner, Inc.                                             66,360
     9,400   Eaton Corporation                                           738,934
     9,600   ITT Industries, Inc.                                        628,416
                                                                  --------------
                                                                       2,133,710
                                                                  --------------
     Distribution Durables (1.4%)
    52,800   Genuine Parts Company                                     1,690,128
                                                                  --------------
     Leisure (2.0%)
    95,800   Brunswick Corporation                                     2,396,916
                                                                  --------------
     Publishing (1.1%)
     7,600   Gannett Company, Inc.                                       583,756
    14,400   Tribune Company                                             695,520
                                                                  --------------
                                                                       1,279,276
                                                                  --------------
     Retail (3.1%)
    90,000   Dollar General
              Corporation                                              1,643,400
    63,000   Sears Roebuck and
              Company                                                  2,119,320
                                                                  --------------
                                                                       3,762,720
                                                                  --------------
     Service (1.8%)
   120,200   Cendant Corporation (b)                                   2,202,064
                                                                  --------------
    CONSUMER STAPLES (9.6%)
     Beverage (.7%)
     7,900   Anheuser-Busch
              Companies, Inc.                                            403,295
    22,300   Pepsi Bottling Group, Inc.                                  446,446
                                                                  --------------
                                                                         849,741
                                                                  --------------
     Broadcasting (3.0%)
    31,300   Clear Channel
               Communications, Inc. (b)                                1,326,807
    55,504   Comcast Corporation (b)                                   1,642,036
    58,300   Liberty Media
              Corporation (b)                                            673,948
                                                                  --------------
                                                                       3,642,791
                                                                  --------------
     Entertainment (1.8%)
    44,000   Carnival Corporation                                      1,430,440
    18,500   Viacom, Inc. (b)                                            807,710
                                                                  --------------
                                                                       2,238,150
                                                                  --------------

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
    CONSUMER STAPLES--CONTINUED
     Food (2.2%)
   110,800   ConAgra Foods, Inc.                                  $    2,614,880
                                                                  --------------
     Service (.8%)
    25,900   Manpower, Inc.                                              960,631
                                                                  --------------
     Tobacco (1.1%)
    28,200   Altria Group, Inc.                                        1,281,408
                                                                  --------------
    ENERGY (7.5%)
     Oil & Gas (6.7%)
    23,100   Burlington Resources, Inc.                                1,249,017
    97,504   Exxon Mobil Corporation                                   3,501,368
    86,700   GlobalSantaFe
              Corporation                                              2,023,578
    26,400   Nabors Industries,
              Ltd. (b) (c)                                             1,044,120
     8,300   Noble Corporation (b)                                       284,690
                                                                  --------------
                                                                       8,102,773
                                                                  --------------
     Oil & Gas Services (.8%)
    26,500   Smith International,
              Inc. (b)                                                   973,610
                                                                  --------------
    FINANCIAL (29.9%)
     Banks (11.8%)
    50,180   Bank of America
              Corporation                                              3,965,725
    52,400   JP Morgan Chase &
              Company                                                  1,791,032
    25,300   The Bank of New York
              Company, Inc.                                              727,375
   158,494   U.S. Bancorp                                              3,883,103
    72,400   Wells Fargo & Company                                     3,648,960
     5,900   Zions Bancorporation                                        298,599
                                                                  --------------
                                                                      14,314,794
                                                                  --------------
     Finance -- Diversified (3.6%)
    51,800   American Express
              Company                                                  2,165,758
    32,500   Fannie Mae                                                2,191,800
                                                                  --------------
                                                                       4,357,558
                                                                  --------------
     Insurance (7.6%)
    24,650   American International
              Group                                                    1,360,187
       400   Berkshire Hathaway,
              Inc. (b)                                                   972,000
    44,000   Chubb Corporation                                         2,640,000
    14,800   Hartford Financial
              Services Group, Inc.                                       745,328
    46,200   Lincoln National
              Corporation                                         $    1,646,106
    12,200   Marsh & McLennan
              Companies, Inc.                                            623,054
    74,400   Travelers Property
              Casualty Corporation                                     1,182,960
                                                                  --------------
                                                                       9,169,635
                                                                  --------------
     Investment Bankers/Brokers (5.8%)
    95,706   Citigroup, Inc.                                           4,096,217
    12,500   Goldman Sachs Group, Inc.                                 1,046,875
    26,500   Merrill Lynch & Company,
              Inc.                                                     1,237,020
    14,610   Morgan Stanley                                              624,578
                                                                  --------------
                                                                       7,004,690
                                                                  --------------
     Real Estate Investment Trust --
      Warehouse/Industrial (.6%)
    28,200   Prologis                                                    769,860
                                                                  --------------
     Savings and Loans (.5%)
    18,900   Charter One Financial,
              Inc.                                                       589,302
                                                                  --------------
    HEALTH CARE (7.2%)
     Drugs (6.6%)
    67,000   Abbott Laboratories                                       2,931,920
    63,000   Bristol-Myers Squibb
              Company                                                  1,710,450
    26,100   Merck & Company,
              Inc.                                                     1,580,355
    23,900   Schering-Plough
              Corporation                                                444,540
    27,900   Wyeth                                                     1,270,845
                                                                  --------------
                                                                       7,938,110
                                                                  --------------
     Medical Products/Supplies (.6%)
    18,900   Becton Dickinson &
              Company                                                    734,265
                                                                  --------------
    TECHNOLOGY (6.7%)
     Computer Hardware (1.6%)
    89,200   Hewlett-Packard
              Company                                                  1,899,960
                                                                  --------------
     Computer Services & Software (3.5%)
    90,500   Check Point Software
              Technologies (b) (c)                                     1,769,275
    98,200   Microsoft Corporation                                     2,514,902
                                                                  --------------
                                                                       4,284,177
                                                                  --------------

              See accompanying notes to investments in securities.

                                                                      MARKET
SHARES                                                               VALUE(a)
------                                                            --------------
    TECHNOLOGY--CONTINUED
     Electronic Components --
      Semiconductor (.6%)
    34,400   Intel Corporation                                    $      714,970
                                                                  --------------
     Electronics -- Computer
      Distribution (1.0%)
    25,200   WW Grainger, Inc.                                         1,178,352
                                                                  --------------
    UTILITIES (4.4%)
     Electric Companies (4.4%)
    46,000   Cinergy Corporation                                       1,692,340
     8,300   Dominion Resources,
              Inc.                                                       533,441
    23,300   Exelon Corporation                                   $    1,393,573
    55,000   The Southern Company                                      1,713,800
                                                                  --------------
                                                                       5,333,154
                                                                  --------------
Total common stock
 (cost: $105,490,497)                                                116,610,748
                                                                  --------------
    S&P DEPOSITORY RECEIPT (2.2%)
    27,600   S & P Depository
              Receipt                                                  2,694,588
                                                                  --------------

 Total S&P Depository
  Receipt (cost: $2,485,287)                                           2,694,588
                                                                  --------------

SHARES
------
SHORT-TERM SECURITIES (1.3%)
     1,529,631   One Group Institutional Prime Money Market,
                  current rate 1.170%                             $    1,529,631
        21,679   Federated Money Market Obligation Trust -- Prime
                  Obligation Fund, current rate 1.072%                    21,679
                                                                  --------------
                 Total short-term securities (cost: $1,551,310)        1,551,310
                                                                  --------------
                 Total investments in securities
                  (cost: $109,527,094) (d)                        $  120,856,646
                                                                  ==============

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b)  Non-income producing.
(c) The Portfolio held 1.5% of net assets in foreign securities at June 30, 2003.
(d) At June 30, 2003 the cost of securities for federal income tax purposes was $111,617,253. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

     Gross unrealized appreciation                                $   11,079,247
     Gross unrealized depreciation                                    (1,839,854)
                                                                  --------------
     Net unrealized appreciation                                  $    9,239,393
                                                                  ==============

              See accompanying notes to investments in securities.

Small Company Value Portfolio
Investments in Securities
JUNE 30, 2003
(UNAUDITED)
(Percentages of each investment category relate to total net assets.)

                                                                     MARKET
SHARES                                                              VALUE(a)
------                                                           ---------------
COMMON STOCK (96.8%)
  BASIC MATERIALS (11.8%)
   Agriculture Products (.4%)
     9,000   Bunge, Ltd.                                         $       257,400
                                                                 ---------------
   Chemicals (4.6%)
    99,000   Agrium, Inc. (c)                                          1,085,040
     2,400   Cabot Microcelectronics
               Corporation (b)                                           121,128
     9,900   Ferro Corporation                                           223,047
    29,700   IMC Global, Inc.                                            199,287
    23,800   Methanex Corporation (c)                                    254,398
     9,400   Minerals Technologies, Inc.                                 457,404
    39,800   Omnova Solutions, Inc. (b)                                  160,792
    21,000   PolyOne Corporation                                          93,450
     9,300   Spartech Corporation                                        197,253
     4,700   Stepan Company                                              106,220
                                                                 ---------------
                                                                       2,898,019
                                                                 ---------------
   Construction (1.0%)
    19,100   Martin Marietta Materials, Inc.                             641,951
                                                                 ---------------
   Iron and Steel (1.8%)
    22,700   AK Steel Holding Corporation (b)                             82,174
    41,800   Allegheny Technologies, Inc.                                275,880
     9,900   Belden, Inc.                                                157,311
    11,300   GrafTech International, Ltd. (b)                             61,585
    33,000   United States Steel Corporation                             540,210
                                                                 ---------------
                                                                       1,117,160
                                                                 ---------------
   Mining (2.1%)
    25,100   Phelps Dodge Corporation (b)                                962,334
    14,600   RTI International Metals, Inc. (b)                          158,118
     5,630   Titanium Metals Corporation (b)                             180,723
                                                                 ---------------
                                                                       1,301,175
                                                                 ---------------
   Paper and Forest (1.9%)
    13,100   Caraustar Industries Inc. (b)                               104,931
    40,600   Graphic Packaging International Corporation (b)             183,106
    23,200   Louisiana-Pacific Corporation (b)                   $       251,488
    23,900   Packaging Corporation of America (b)                        440,477
     5,100   Rayonier, Inc.                                              168,300
                                                                 ---------------
                                                                       1,148,302
                                                                 ---------------
  CAPITAL GOODS (21.7%)
   Aerospace/Defense (2.1%)
    56,700   AAR Corporation (b)                                         400,302
    13,200   Esterline Technologies Corporation (b)                      229,812
    26,900   Orbital Sciences Corporation (b)                            196,370
    19,000   Teledyne Technologies, Inc. (b)                             248,900
     9,500   United Defense Industries, Ltd. (b)                         246,430
                                                                 ---------------
                                                                       1,321,814
                                                                 ---------------
   Construction (.6%)
    29,900   Walter Industries, Inc.                                     351,325
                                                                 ---------------
   Electrical Equipment (2.0%)
    62,300   Technitrol, Inc. (b)                                        937,615
    12,800   Trimble Navigation, Ltd. (b)                                293,504
                                                                 ---------------
                                                                       1,231,119
                                                                 ---------------
   Engineering/Construction (2.5%)
    15,000   Dycom Industries, Inc. (b)                                  244,500
    26,300   ElkCorp                                                     591,750
    20,700   Granite Construction, Inc.                                  396,612
    23,200   Joy Global, Inc. (b)                                        342,664
                                                                 ---------------
                                                                       1,575,526
                                                                 ---------------
   Machinery (4.7%)
    17,800   AGCO Corporation (b)                                        304,024
     3,500   Denison International PLC (b) (c)                            67,375
    68,600   JLG Industries, Inc.                                        466,480
    27,200   Kadant, Inc. (b)                                            510,000
    12,800   Regal-Beloit Corporation                                    244,480
     8,300   Terex Corporation (b)                                       162,016
    82,300   Wabtec Corporation                                        1,144,793
                                                                 ---------------
                                                                       2,899,168
                                                                 ---------------
   Manufacturing (5.5%)
    11,100   Acuity Brands, Inc.                                         201,687

              See accompanying notes to investments in securities.

                                                                     MARKET
SHARES                                                              VALUE(a)
------                                                           ---------------
  CAPITAL GOODS--CONTINUED
     8,400   Excel Technology, Inc. (b)                          $       191,772
    10,800   Federal Signal Corporation                                  189,756
    25,200   Flowserve Corporation (b)                                   495,684
    12,400   Manitowoc Company                                           276,520
    21,000   Maverick Tube Corporation (b)                               402,150
     6,300   Pentair, Inc.                                               246,078
     9,100   Roper Industries, Inc.                                      338,520
    20,900   Stewart & Stevenson Services                                329,175
    15,300   Tredegar Corporation                                        229,347
    30,100   Trinity Industries, Inc.                                    557,151
                                                                 ---------------
                                                                       3,457,840
                                                                 ---------------
   Metal Fabrication (2.2%)
    40,475   Ladish Company, Inc. (b)                                    267,945
    23,400   NS Group, Inc. (b)                                          228,150
    10,408   Penn Engineering & Manufacturing Corporation                142,069
     5,300   Precision Castparts Corporation                             164,830
    11,900   Triumph Group, Inc. (b)                                     335,223
    13,400   Valmont Industries, Inc.                                    260,764
                                                                 ---------------
                                                                       1,398,981
                                                                 ---------------
   Office Equipment (.5%)
    27,300   Steelcase, Inc.                                             321,048
                                                                 ---------------
   Trucks and Parts (1.6%)
     6,300   Cummins, Inc.                                               226,107
    23,900   Navistar International Corporation (b)                      779,857
                                                                 ---------------
                                                                       1,005,964
                                                                 ---------------
  COMMUNICATION SERVICES (4.0%)
   Telecommunication (4.0%)
    24,400   American Tower Corporation (b)                              215,940
    24,700   Anaren, Inc. (b)                                            231,439
    31,300   Andrew Corporation (b)                                      287,960
     8,800   Anixter International, Inc. (b)                             206,184
    21,700   Commscope, Inc. (b)                                         206,150
    30,800   Inet Technologies, Inc. (b)                                 307,076
    55,800   NMS Communications Corporation (b)                          109,982
    28,000   Plantronics, Inc. (b)                                       606,760
    73,400   PTEK Holdings, Inc. (b)                                     355,990
                                                                 ---------------
                                                                       2,527,481
                                                                 ---------------
  CONSUMER CYCLICAL (14.8%)
   Auto (2.0%)
    13,900   American Axle & Manufacturing Holdings, Inc. (b)    $       332,210
     5,500   BorgWarner, Inc.                                            354,200
    17,900   Cooper Tire & Rubber Company                                314,861
    16,100   PEP Boys-Manny Moe & Jack                                   217,511
                                                                 ---------------
                                                                       1,218,782
                                                                 ---------------
   Building Materials (.5%)
    11,500   Apogee Enterprises, Inc.                                    103,730
     7,700   York International Corporation                              180,180
                                                                 ---------------
                                                                         283,910
                                                                 ---------------
   Footwear (.3%)
     9,400   Genesco, Inc. (b)                                           166,380
     3,800   Stride Rite Corporation                                      37,848
                                                                 ---------------
                                                                         204,228
                                                                 ---------------
   Houseware (.3%)
     7,900   Furniture Brands International, Inc. (b)                    206,190
                                                                 ---------------
   Leisure (2.4%)
    22,700   Callaway Golf Company                                       300,094
     3,500   International Game Technology (b)                           358,155
    11,900   Penn National Gaming, Inc. (b)                              244,545
    45,900   Six Flags, Inc. (b)                                         311,202
    19,700   Steinway Musical Instruments (b)                            303,380
                                                                 ---------------
                                                                       1,517,376
                                                                 ---------------
   Publishing (3.4%)
    10,300   Bowne & Company, Inc.                                       134,209
    49,400   Hollinger International, Inc.                               532,038
    22,700   Journal Register Company (b)                                410,643
    78,500   The Readers Digest Association, Inc.                      1,058,180
                                                                 ---------------
                                                                       2,135,070
                                                                 ---------------
   Retail (2.8%)
    11,000   American Eagle Outfitters (b)                               201,740

              See accompanying notes to investments in securities.

                                                                     MARKET
SHARES                                                              VALUE(a)
------                                                           ---------------
  CONSUMER CYCLICAL--CONTINUED
     5,600   American Medical Systems Holdings, Inc. (b)         $        94,472
     9,100   Barnes & Noble, Inc. (b)                                    209,755
     1,000   Brookstone, Inc. (b)                                         20,250
    13,800   Dillards, Inc. Arkansas                                     185,886
     7,400   Hancock Fabrics, Inc.                                       119,510
    11,700   Talbots, Inc.                                               344,565
    14,100   Too, Inc. (b)                                               285,525
     6,589   Whitehall Jewellers, Inc. (b)                                59,762
     5,100   Zale Corporation (b)                                        204,000
                                                                 ---------------
                                                                       1,725,465
                                                                 ---------------
   Service (2.9%)
    52,500   Argosy Gaming Company (b)                                 1,097,775
    46,200   Integrated Electrical Services, Inc. (b)                    334,950
    56,100   Stewart Enterprises, Inc. (b)                               241,230
     5,300   Viad Corporation                                            118,667
                                                                 ---------------
                                                                       1,792,622
                                                                 ---------------
   Textiles (.2%)
     6,500   Linens 'N Things, Inc. (b)                                  153,465
                                                                 ---------------
  CONSUMER STAPLES (8.2%)
   Broadcasting (.5%)
     1,700   COX Radio, Inc. (b)                                          39,287
    11,900   Entravision Communications Corporation (b)                  135,065
    12,500   Gray Television, Inc.                                       155,000
                                                                 ---------------
                                                                         329,352
                                                                 ---------------
   Food (1.9%)
    10,000   Corn Products International, Inc.                           300,300
     7,800   International Multifoods Corporation (b)                    178,698
    24,000   Interstate Bakeries                                         304,800
    34,900   Wild Oats Markets, Inc. (b)                                 380,410
                                                                 ---------------
                                                                       1,164,208
                                                                 ---------------
   Household Products (.9%)
     5,300   La-Z-Boy, Inc.                                              118,614
    30,500   Tupperware Corporation                                      437,980
                                                                 ---------------
                                                                         556,594
                                                                 ---------------
   Personal Care (.6%)
    12,100   Playtex Products, Inc. (b)                          $        77,682
    19,700   Steiner Leisure, Ltd. (b) (c)                               287,620
                                                                 ---------------
                                                                         365,302
                                                                 ---------------
   Printing and Publishing (.6%)
    14,000   Harland John H. Company                                     366,240
                                                                 ---------------
   Restaurants (.6%)
     6,800   Ruby Tuesday, Inc.                                          168,164
    16,800   Ryan's Family Steak Houses, Inc. (b)                        235,200
                                                                 ---------------
                                                                         403,364
                                                                 ---------------
   Retail (1.0%)
    22,400   Duane Reade, Inc. (b)                                       330,400
    17,600   Longs Drug Stores Corporation                               292,160
                                                                 ---------------
                                                                         622,560
                                                                 ---------------
   Service (2.1%)
    27,100   Heidrick & Struggles International, Inc. (b)                342,002
    16,000   NCO Group, Inc. (b)                                         286,560
    27,300   Tetra Tech, Inc. (b)                                        467,649
     8,700   Valassis Communications, Inc. (b)                           223,764
                                                                 ---------------
                                                                       1,319,975
                                                                 ---------------
  ENERGY (6.0%)
   Mining (.7%)
    12,200   Peabody Energy Corporation                                  409,798
                                                                 ---------------
   Natural Gas (.4%)
    46,600   Newpark Resources (b)                                       255,368
                                                                 ---------------
   Oil & Gas (3.0%)
    18,300   Cabot Oil & Gas Corporation                                 505,263
    12,200   Energy Partners, Ltd. (b)                                   140,910
    38,100   Hanover Compressor Company (b)                              430,530
     8,700   Nuevo Energy Company (b)                                    151,815
     5,700   Spinnaker Exploration Company (b)                           149,340
     6,200   Stone Energy Corporation (b)                                259,904
    19,800   Vintage Petroleum, Inc.                                     223,344
                                                                 ---------------
                                                                       1,861,106
                                                                 ---------------

              See accompanying notes to investments in securities.

                                                                     MARKET
SHARES                                                              VALUE(a)
------                                                           ---------------
  ENERGY--CONTINUED
   Oil & Gas Services (1.9%)
    20,400   Core Laboratories NV (b) (c)                        $       220,320
                                                                 ---------------
    49,400   Global Industries, Ltd. (b)                                 238,108
    16,600   Veritas DGC, Inc. (b)                                       190,900
    28,000   W-H Energy Services, Inc. (b)                               545,440
                                                                 ---------------
                                                                       1,194,768
                                                                 ---------------
  FINANCIAL (5.2%)
   Banks (.3%)
    13,200   Sterling Bancshares, Inc.                                   172,656
                                                                 ---------------
   Consumer Finance (.6%)
    15,700   American Capital Strategies, Ltd.                           391,558
                                                                 ---------------
   Finance -- Diversified (.7%)
    17,000   Dollar Thrifty Automotive Group (b)                         315,350
     6,000   SWS Group, Inc.                                             120,900
                                                                 ---------------
                                                                         436,250
                                                                 ---------------
   Insurance (2.5%)
    10,700   AmerUs Group Company                                        301,633
     6,678   Fidelity National Financial, Inc.                           205,415
     5,900   Harleysville Group, Inc.                                    135,818
    31,500   Hooper Holmes, Inc.                                         202,860
    15,900   Hub International, Ltd. (c)                                 271,890
     8,500   Odyssey Re Holdings Corporation                             179,350
    17,600   Ohio Casualty Corporation (b)                               231,968
     2,300   RLI Corporation                                              75,670
                                                                 ---------------
                                                                       1,604,604
                                                                 ---------------
   Real Estate Investment Trust --
    Shopping Centers (.5%)
    10,500   Heritage Property Investment Trust                          284,340
                                                                 ---------------
     Savings and Loans (.6%)
    10,500   First Niagara Financial Group, Inc.                         146,580
    12,300   Staten Island Bancorp, Inc.                         $       239,604
                                                                 ---------------
                                                                         386,184
                                                                 ---------------
  HEALTH CARE (3.9%)
   Biotechnology (.2%)
     4,000   Cambrex Corporation                                          92,080
     3,161   Invivo Corporation (b)                                       55,068
                                                                 ---------------
                                                                         147,148
                                                                 ---------------
   Drugs (1.0%)
    20,100   ICN Pharmaceuticals, Inc.                                   336,876
    20,500   Sangstat Medical Corporation (b)                            268,345
                                                                 ---------------
                                                                         605,221
                                                                 ---------------
   Health Care -- Diversified (.3%)
     9,900   Genesis Health Ventures, Inc. (b)                           174,735
     1,100   QLT, Inc. (b) (c)                                            13,969
                                                                 ---------------
                                                                         188,704
                                                                 ---------------
   Hospital Management (1.2%)
     5,800   Community Health Systems, Inc. (b)                          111,882
    14,200   LifePoint Hospitals, Inc. (b)                               297,348
    30,200   Province Healthcare Company (b)                             334,314
                                                                 ---------------
                                                                         743,544
                                                                 ---------------
   Managed Care (.2%)
     6,800   Humana, Inc. (b)                                            102,680
                                                                 ---------------
   Medical Products/Supplies (1.0%)
     9,200   ArthoCare Corporation (b)                                   154,192
    11,100   Cytyc Corporation (b)                                       116,772
     7,600   Ocular Sciences, Inc. (b)                                   150,860
    10,600   Viasys Healthcare, Inc. (b)                                 219,420
                                                                 ---------------
                                                                         641,244
                                                                 ---------------
  TECHNOLOGY (15.5%)
   Computer Hardware (.8%)
    10,600   Micros Systems, Inc. (b)                                    349,588
    45,100   SimpleTech, Inc. (b)                                        180,851
                                                                 ---------------
                                                                         530,439
                                                                 ---------------
   Computer Peripherals (1.5%)
    30,800   Electronics for Imaging, Inc. (b)                           624,932

              See accompanying notes to investments in securities.

                                                                     MARKET
SHARES                                                              VALUE(a)
------                                                           ---------------
  TECHNOLOGY--CONTINUED
    10,200   Hutchinson Technology, Inc. (b)                     $       335,478
                                                                 ---------------
                                                                         960,410
                                                                 ---------------
   Computer Services & Software (.6%)
    18,600   Earthlink, Inc. (b)                                         146,754
    10,100   ProQuest Company (b)                                        260,580
                                                                 ---------------
                                                                         407,334
                                                                 ---------------
   Computer Systems (.3%)
    35,600   Carreker Corporation (b)                                    163,048
                                                                 ---------------
   Electrical Instruments (2.9%)
    37,500   BEI Technologies, Inc.                                      450,000
    15,800   Benchmark Electronics, Inc. (b)                             486,008
    11,900   Cognex Corporation (b)                                      265,965
    12,800   Coherent, Inc. (b)                                          306,304
    15,900   LeCroy Corporation (b)                                      153,594
     7,000   Littelfuse, Inc. (b)                                        156,520
     3,850   OpticNet, Inc. (b)                                              308
                                                                 ---------------
                                                                       1,818,699
                                                                 ---------------
   Electronics (.4%)
    13,200   Watts Industries, Inc.                                      235,620
                                                                 ---------------
   Electronics -- Computer Distribution (2.0%)
    12,900   Avnet, Inc. (b)                                             163,572
    12,600   AVX Corporation                                             138,474
    62,600   Kemet Corporation (b)                                       632,260
    20,900   Thomas & Betts Corporation (b)                              302,005
                                                                 ---------------
                                                                       1,236,311
                                                                 ---------------
   Electronic Components-Semiconductor (6.5%)
    15,100   Actel Corporation (b)                                       309,550
    19,600   ATMI, Inc. (b)                                              489,412
    29,000   Brooks Automation, Inc. (b)                                 328,860
    22,700   ChipPAC, Inc. (b)                                           174,109
    37,200   Cypress Semiconductor Corporation (b)                       446,400
    16,100   Helix Technology Corporation                        $       213,003
    21,500   MKS Instruments, Inc. (b)                                   388,505
    51,700   Triquint Semiconductor, Inc. (b)                            215,072
    21,400   Varian Semiconductor Equipment Associates,
              Inc. (b)                                                   636,864
    50,600   Veeco Instruments, Inc. (b)                                 861,718
                                                                 ---------------
                                                                       4,063,493
                                                                 ---------------
   Service -- Data Processing (.5%)
    43,100   Ciber, Inc. (b)                                             302,562
                                                                 ---------------
  TRANSPORTATION (5.3%)
   Air Freight (1.1%)
    44,400   EGL, Inc. (b)                                               674,880
                                                                 ---------------
   Airlines (2.1%)
    16,800   Alaska Air Group, Inc. (b)                                  360,360
    34,600   Frontier Airlines, Inc. (b)                                 314,168
    79,700   Mesa Air Group, Inc. (b)                                    637,600
                                                                 ---------------
                                                                       1,312,128
                                                                 ---------------
   Railroads (.3%)
    21,300   RailAmerica, Inc. (b)                                       179,985
                                                                 ---------------
   Shipping (.5%)
     6,800   Teekay Shipping Corporation (c)                             291,720
                                                                 ---------------
   Transport Services (.9%)
     5,800   Kirby Corporation (b)                                       163,560
    65,400   OMI Corporation (b)                                         402,864
                                                                 ---------------
                                                                         566,424
                                                                 ---------------
   Trucking (.4%)
    17,000   GATX Corporation                                            277,950
                                                                 ---------------
  UTILITIES (.4%)
   Natural Gas (.4%)
    17,900   NUI Corporation                                             277,808
                                                                 ---------------
Total common stock
 (cost: $57,495,421)                                                  60,542,960
                                                                 ---------------

              See accompanying notes to investments in securities.

                                                                     MARKET
SHARES                                                              VALUE(a)
------                                                           ---------------
SHORT-TERM SECURITIES (3.2%)
 2,033,804   Federated Money Market Obligation Trust -- Prime
              Obligation Fund, current rate 1.072%               $     2,033,804
                                                                 ---------------
             Total short-term securities (cost: $2,033,804)            2,033,804
                                                                 ---------------
             Total investments in securities
              (cost: $59,529,225) (d)                            $    62,576,764
                                                                 ===============

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Non-income producing.
(c) The Portfolio held 4.0% of net assets in foreign securities at June 30, 2003.
(d) At June 30, 2003 the cost of securities for federal income tax purposes was $59,566,446. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

    Gross unrealized appreciation                                $     8,331,536
    Gross unrealized depreciation                                     (5,321,218)
                                                                 ---------------
    Net unrealized appreciation                                  $     3,010,318
                                                                 ===============

              See accompanying notes to investments in securities.

International Bond Portfolio
Investments in Securities
JUNE 30, 2003
(UNAUDITED)
(Percentages of each investment category relate to total net assets.)

                                                                                                             MARKET
PRINCIPAL(b)                                                                        COUPON     MATURITY     VALUE(a)
-----------                                                                        --------    --------   ------------
LONG-TERM DEBT SECURITIES (96.5%)
   AUSTRALIA (1.2%)
     Government (1.2%)
   1,110,000   Australia Government Bond
                (Australian Dollar) (h)                                               6.500%   05/15/13   $    828,526
                                                                                                          ------------
   AUSTRIA (3.5%)
     Government (3.5%)
     250,000   Austria Government Bond -144A
                  Issue (Euro) (e)                                                    5.000%   07/15/12        314,134
   1,720,000   Republic of Austria (Euro)                                             3.900%   10/20/05      2,048,479
                                                                                                          ------------
                                                                                                             2,362,613
                                                                                                          ------------
   BELGIUM (4.9%)
     Government (4.4%)
   2,500,000   Belgium Government Bond (Euro)                                         3.750%   03/28/09      2,956,681
     Investment Bankers/Brokers (.5%)
     270,000   Fidelity International (Euro)                                          6.250%   03/21/12        335,544
                                                                                                          ------------
                                                                                                             3,292,225
                                                                                                          ------------
   CANADA (4.9%)
     Government (4.9%)
   3,760,000   Canadian Government Bond (Canadian Dollar)                             5.250%   06/01/12      2,925,919
     400,000   Canadian Government Bond (Canadian Dollar)                             8.750%   12/01/05        332,236
                                                                                                          ------------
                                                                                                             3,258,155
                                                                                                          ------------
   DENMARK (3.5%)
     Government (3.5%)
  14,500,000   Denmark Government Bond (Danish Krona)                                 5.000%   08/15/05      2,361,600
                                                                                                          ------------
   FINLAND (3.2%)
     Government (3.2%)
   1,600,000   Finland Government Bond (Euro)                                         5.750%   02/23/11      2,105,147
                                                                                                          ------------
   FRANCE (11.5%)
     Food (.5%)
     280,000   Casino Guichard Perrach (Euro)                                         5.250%   04/28/10        335,508
     Government (10.5%)
   1,820,000   France Government Bond OAT (Euro)                                      4.000%   10/25/09      2,174,955
   2,550,000   France Government Bond OAT (Euro)                                      5.000%   04/25/12      3,205,090
   2,500,000   France Government Bond OAT Principal
                  Strip (Euro) (c)                                                    5.201%   10/25/25        964,931
     580,000   French Treasury Note BTAN (Euro)                                       3.500%   07/12/04        676,400
     Telecommunication (.5%)
     180,000   France Telecom (British Sterling Pound) (f)                            9.000%   03/14/11        351,564
                                                                                                          ------------
                                                                                                             7,708,448
                                                                                                          ------------
   GERMANY (21.7%)
     Banks (6.7%)
   1,850,000   Deutsche Ausgleichsbank (Euro)                                         4.750%   09/29/06      2,271,911
   1,850,000   Kredit Fuer Wiederaufbau (Euro)                                        4.500%   08/03/06      2,243,502

              See accompanying notes to investments in securities.

                                                                                                             MARKET
PRINCIPAL(b)                                                                        COUPON     MATURITY     VALUE(a)
-----------                                                                        --------    --------   ------------
   GERMANY--CONTINUED
     Government (15.0%)
   1,530,000   Deutsche Bundesrepublik (Euro)                                         4.500%   01/04/13   $  1,852,615
   3,100,000   Deutsche Bundesrepublik (Euro)                                         5.500%   01/04/31      3,968,990
   2,980,000   Deutsche Bundesrepublik (Euro)                                         6.250%   01/04/30      4,193,717
                                                                                                          ------------
                                                                                                            14,530,735
                                                                                                          ------------
   GREECE (4.6%)
     Electric Companies (.1%)
      80,000   Public Power Corporation (Euro)                                        4.500%   03/12/09         94,459
     Government (4.5%)
   2,450,000   Hellenic Republic Government Bond (Euro)                               4.650%   04/19/07      3,006,913
                                                                                                          ------------
                                                                                                             3,101,372
                                                                                                          ------------
   IRELAND (3.1%)
     Government (3.1%)
   1,800,000   Ireland Government Bond (Euro)                                         3.250%   04/18/09      2,074,224
                                                                                                          ------------
   ITALY (1.6%)
     Government (1.1%)
     650,000   Italy Buoni Poliennali Del Tesoro (Euro)                               3.250%   02/01/04        751,518
     Telecommunication (.5%)
     270,000   Telecom Italia SpA (Euro)                                              6.250%   02/01/12        337,900
                                                                                                          ------------
                                                                                                             1,089,418
                                                                                                          ------------
   JAPAN (2.6%)
     Banks (2.6%)
 210,000,000   Development Bank of Japan (Japanese Yen)                               1.050%   06/20/23      1,708,906
                                                                                                          ------------
   MEXICO (1.3%)
     Government (1.3%)
 100,000,000   Mexico Government International
                Bond (Japanese Yen)                                                   3.000%   12/01/03        840,536
                                                                                                          ------------
   NETHERLANDS (6.2%)
     Electric Companies (.5%)
     270,000   EDP Finance BV Keepwell Agreement (Euro)                               5.000%   03/20/08        327,812
     Government (4.2%)
   2,240,000   Netherlands Government Bond (Euro)                                     5.000%   07/15/12      2,809,079
     Telecommunication (1.0%)
     260,000   Deutsche Telekom (Euro)                                                7.125%   07/11/11        339,416
     270,000   TPSA Eurofinance (Euro)                                                6.625%   03/01/06        331,081
     Transport Services (.5%)
     280,000   Brisa Finance BV (Euro)                                                4.875%   12/20/06        338,702
                                                                                                          ------------
                                                                                                             4,146,090
                                                                                                          ------------
   NEW ZEALAND (.5%)
     Food (.5%)
     260,000   Fonterra Cooperative Group, Ltd. (Euro)                                5.250%   05/21/07        321,241
                                                                                                          ------------

              See accompanying notes to investments in securities.

                                                                                                             MARKET
PRINCIPAL(b)                                                                        COUPON     MATURITY     VALUE(a)
-----------                                                                        --------    --------   ------------
   POLAND (1.0%)
     Government (1.0%)
   2,470,000   Poland Government Bond (Polish Zloty)                                  6.000%   11/24/10   $    669,585
                                                                                                          ------------
   PORTUGAL (3.9%)
     Government (3.9%)
   2,200,000   Portugal Obrigacoes do Tesouro OT (Euro)                               3.950%   07/15/09      2,618,768
                                                                                                          ------------
   SPAIN (4.4%)
     Government (4.4%)
   2,500,000   Spain Government Bond (Euro)                                           3.250%   01/31/05      2,923,376
                                                                                                          ------------
   SUPRA NATIONAL (3.8%)
     Supra National Bank (3.8%)
   2,300,000    European Investment Bank (Euro)                                       3.625%   10/15/13      2,568,494
                                                                                                          ------------
   SWEDEN (4.6%)
     Government (4.1%)
  13,300,000   Sweden Government Bond
                 (Swedish Krona) (g)                                                  4.000%   12/01/08      2,068,612
     570,000   Sweden Kingdom (Euro)                                                  3.500%   04/20/06        674,988
     Insurance (.5%)
     300,000   If Skadeforsakring AB (Euro)                                           7.500%   03/30/21        325,500
                                                                                                          ------------
                                                                                                             3,069,100
                                                                                                          ------------
   UNITED KINGDOM (2.5%)
     Banks (.5%)
     270,000    HSBC Holdings PLC (Euro)                                              5.375%   12/20/12        333,355
     Building Materials (1.0%)
     260,000    BPB PLC (Euro)                                                        6.500%   03/17/10        333,984
     270,000    Pilkington PLC (Euro)                                                 6.500%   10/10/08        341,831
     Containers -- Metal/Glass (.5%)
     270,000    Rexam PLC (Euro)                                                      6.625%   03/27/07        340,085
     Finance -- Diversified (.5%)
     280,000    Aviva PLC (Euro) (d)                                                  5.750%   11/14/21        333,763
                                                                                                          ------------
                                                                                                             1,683,018
                                                                                                          ------------
   UNITED STATES (2.0%)
     Agriculture Products (.5%)
     250,000   Archer-Daniels-Midland Company                                         7.000%   02/01/31        302,082
               Aluminum (.2%)
     100,000   Alcoa, Inc.                                                            4.250%   08/15/07        105,998
               Finance -- Diversified (.3%)
     180,000   General Motors Acceptance Corporation (Euro)                           5.000%   01/18/05        214,706
               Investment Bankers/Brokers (.5%)
     290,000   Morgan Stanley (Euro)                                                  4.375%   03/01/10        339,097
     Medical Products/Supplies (.5%)
     280,000   Dentsply International,
                Inc. (Euro)                                                           5.750%   12/13/06        337,566
                                                                                                          ------------
                                                                                                             1,299,449
                                                                                                          ------------
               Total long-term debt securities (cost: $62,830,917)                                          64,561,025
                                                                                                          ------------

              See accompanying notes to investments in securities.

                                                                                                             MARKET
SHARES                                                                                                      VALUE(a)
------                                                                                                    ------------
SHORT-TERM SECURITIES (.2%)
      91,431   Bankers Trust Institutional Liquid
                Asset Fund, current rate 1.025%                                                           $     91,431
                                                                                                          ------------
               Total short-term securities (cost: $91,431)                                                      91,431
                                                                                                          ------------
               Total investments in securities (cost: $62,922,348) (i)                                    $ 64,652,457
                                                                                                          ============

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(d)  Variable rate security.
(e) Long-term debt security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.
(f)  Represents a private placement security.
(g) Inflation-protection securities are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(h) This security is being fair-valued according to procedures approved by the Board of Directors.
(i) At June 30, 2003 the cost of securities for federal income tax purposes was $62,922,348. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

     Gross unrealized appreciation                                                                        $  2,482,833
     Gross unrealized depreciation                                                                            (752,724)
                                                                                                          ------------
     Net unrealized appreciation                                                                          $  1,730,109
                                                                                                          ============

              See accompanying notes to investments in securities.

Index 400 Mid-Cap Portfolio
Investments in Securities
JUNE 30, 2003
(UNAUDITED)
(Percentages of each investment category relate to total net assets.)

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
COMMON STOCK (94.6%)
   BASIC MATERIALS (3.8%)
    Chemicals (2.3%)
     3,916   Airgas, Inc.                                          $      65,593
     2,238   Albemarle Corporation                                        62,597
     3,348   Cabot Corporation                                            96,088
     1,350   Cabot Microelectronics
              Corporation (b)                                             68,134
     6,185   Crompton Corporation                                         43,606
     2,112   Cytec Industries, Inc. (b)                                   71,386
     2,269   Ferro Corporation                                            51,121
     1,869   FMC Corporation (b)                                          42,295
     6,251   IMC Global, Inc.                                             41,944
     2,787   Lubrizol Corporation                                         86,369
     8,835   Lyondell Chemical
              Company                                                    119,538
     1,140   Minerals
              Technologies, Inc.                                          55,472
     3,117   Olin Corporation                                             53,301
     6,348   RPM International, Inc.                                      87,285
     2,811   Valspar Corporation                                         118,680
                                                                   -------------
                                                                       1,063,409
                                                                   -------------
    Construction (.2%)
     2,739   Martin Marietta
              Materials, Inc.                                             92,058
                                                                   -------------
      Iron and Steel (.1%)
     5,955   AK Steel Holding
              Corporation (b)                                             21,557
     1,153   Carpenter Technology                                         17,987
                                                                   -------------
                                                                          39,544
                                                                   -------------
    Paper and Forest (1.2%)
     3,102   Bowater, Inc.                                               116,170
     2,348   Glatfelter                                                   34,633
     2,766   Longview Fibre Company                                       22,681
     5,761   Packaging Corporation of
              America (b)                                                106,175
     1,600   Potlatch Corporation                                         41,200
     2,319   Rayonier, Inc.                                               76,527
     5,321   Sonoco Products Company                                     127,810
     2,792   Wausau-Mosinee Paper
              Corporation                                                 31,270
                                                                   -------------
                                                                         556,466
                                                                   -------------
   CAPITAL GOODS (5.7%)
    Aerospace/Defense (.6%)
     5,301   L-3 Communications
              Holdings, Inc. (b) (d)                                     230,540
       577   Sequa Corporation (b)                                        19,791
     4,278   Titan Corporation (b)                                 $      44,021
                                                                   -------------
                                                                         294,352
                                                                   -------------
    Electrical Equipment (.5%)
     3,218   Hubbell, Inc.                                               106,516
     8,729   Vishay Intertechnology,
              Inc. (b) (d)                                               115,223
                                                                   -------------
                                                                         221,739
                                                                   -------------
    Engineering/Construction (.7%)
     2,586   Dycom Industries, Inc. (b)                                   42,152
     2,216   Granite Construction, Inc.                                   42,459
     3,052   Jacobs Engineering
              Group, Inc. (b)                                            128,642
     6,354   Quanta Services, Inc. (b)                                    45,113
     4,196   United Rentals, Inc. (b)                                     58,282
                                                                   -------------
                                                                         316,648
                                                                   -------------
    Hardware and Tools (.2%)
     1,970   Kennametal, Inc.                                             66,665
                                                                   -------------
    Machinery (.2%)
     4,110   AGCO Corporation (b)                                         70,199
     1,038   Tecumseh Products
              Company                                                     39,766
                                                                   -------------
                                                                         109,965
                                                                   -------------
    Manufacturing (2.0%)
     1,853   Ametek, Inc.                                                 67,912
     1,694   Carlisle Companies, Inc.                                     71,419
     2,366   Donaldson Company, Inc.                                     105,169
     2,580   Federal Signal
              Corporation                                                 45,331
     2,998   Flowserve Corporation (b)                                    58,971
     1,948   Lancaster Colony
              Corporation                                                 75,310
     1,882   Nordson Corporation                                          44,886
     2,762   Pentair, Inc.                                               107,884
     4,289   SPX Corporation (b)                                         188,973
     2,209   Teleflex, Inc.                                               93,993
     2,475   Trinity Industries, Inc.                                     45,812
                                                                   -------------
                                                                         905,660
                                                                   -------------
    Metal Fabrication (.2%)
     2,935   Precision Castparts
               Corporation                                                91,279
                                                                   -------------
    Office Equipment (.4%)
     3,961   Herman Miller, Inc.                                          80,052
     3,196   HON Industries, Inc.                                         97,478
                                                                   -------------
                                                                         177,530
                                                                   -------------

              See accompanying notes to investments in securities.

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
   CAPITAL GOODS--CONTINUED
    Oil & Gas (.3%)
     3,050   Cooper Cameron
              Corporation (b)                                      $     153,659
                                                                   -------------
      Waste Management (.6%)
     8,810   Republic Services, Inc. (b)                                 199,723
     2,255   Stericycle, Inc. (b)                                         86,772
                                                                   -------------
                                                                         286,495
                                                                   -------------
   COMMUNICATION SERVICES (1.7%)
    Cellular (.1%)
     2,960   Price Communications
              Corporation (b)                                             38,214
                                                                   -------------
    Telecommunication (1.1%)
     2,139   Adtran, Inc. (b)                                            109,709
     4,616   Advanced Fibre
              Communication, Inc. (b)                                     75,102
     3,232   Commscope, Inc. (b)                                          30,704
     3,623   Harris Corporation                                          108,871
     2,377   Plantronics, Inc. (b)                                        51,510
     5,383   Polycom, Inc. (b)                                            74,608
     3,587   Powerwave Technologies,
              Inc. (b)                                                    22,490
     9,988   RF Micro Devices, Inc. (b)                                   60,128
                                                                   -------------
                                                                         533,122
                                                                   -------------
    Telephone (.5%)
    11,998   Cincinnati Bell,
              Inc. (b) (d)                                                80,387
     3,161   Telephone & Data
              Systems, Inc.                                              157,102
                                                                   -------------
                                                                         237,489
                                                                   -------------
   CONSUMER CYCLICAL (13.4%)
    Auto (1.2%)
     3,712   ArvinMeritor, Inc.                                           74,908
     1,033   Bandag, Inc.                                                 38,500
     1,481   BorgWarner, Inc.                                             95,376
     2,273   Harsco Corporation                                           81,942
     3,689   Lear Corporation (b)                                        169,768
     1,787   Modine Manufacturing
              Company                                                     34,614
     1,453   Superior Industries
              International                                               60,590
                                                                   -------------
                                                                         555,698
                                                                   -------------
    Building Materials (.1%)
     2,213   York International
              Corporation                                                 51,784
                                                                   -------------
    Construction (.9%)
     7,423   Clayton Homes, Inc.                                   $      93,159
     8,102   DR Horton, Inc.                                             227,666
     3,825   Toll Brothers, Inc. (b)                                     108,286
                                                                   -------------
                                                                         429,111
                                                                   -------------
    Houseware (.2%)
     3,058   Furniture Brands
              International, Inc. (b)                                     79,814
                                                                   -------------
    Leisure (.4%)
     4,064   Callaway Golf Company                                        53,726
     3,103   GTECH Holdings
              Corporation (b)                                            116,828
     4,997   Six Flags, Inc. (b)                                          33,880
                                                                   -------------
                                                                         204,434
                                                                   -------------
    Lodging -- Hotel (.7%)
     5,165   Extended Stay America,
              Inc. (b)                                                    69,676
     3,296   Mandalay Resort
              Group                                                      104,978
    16,513   Park Place Entertainment
              Corporation (b) (d)                                        150,103
                                                                   -------------
                                                                         324,757
                                                                   -------------
    Publishing (2.0%)
     6,219   Belo Corporation                                            139,057
     4,847   Harte-Hanks, Inc.                                            92,093
     2,485   Lee Enterprises, Inc.                                        93,262
     1,292   Media General, Inc.                                          73,902
     2,195   Scholastic Corporation (b)                                   65,367
     5,291   The Readers Digest
              Association, Inc.                                           71,323
       545   Washington Post                                             399,430
                                                                   -------------
                                                                         934,434
                                                                   -------------
    Retail (6.5%)
     3,933   99 Cents Only Stores (b)                                    134,981
     5,376   Abercrombie & Fitch
              Company (b)                                                152,732
     3,828   American Eagle
              Outfitters (b)                                              70,206
     3,571   Barnes & Noble, Inc. (b)                                     82,312
     3,743   BJ's Wholesale Club, Inc. (b)                                56,370
     4,212   Borders Group, Inc. (b)                                      74,173
     5,683   Carmax, Inc. (b)                                            171,342
     4,610   CDW Corporation (b) (d)                                     211,138
     4,655   Chico's FAS, Inc. (b)                                        97,988

              See accompanying notes to investments in securities.

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
   CONSUMER CYCLICAL--CONTINUED
     2,637   Claire's Stores, Inc.                                 $      66,874
     4,979   Coach, Inc. (b)                                             247,655
     6,307   Dollar Tree Stores, Inc. (b)                                200,121
     4,609   Energizer Holdings, Inc. (b)                                144,723
     4,158   Fastenal Company                                            141,123
     3,664   Michaels Stores, Inc. (b)                                   139,452
     2,592   Neiman-Marcus Group,
              Inc. (b)                                                    94,867
     3,722   Payless Shoesource,
              Inc. (b)                                                    46,525
     7,737   Petsmart, Inc. (b)                                          128,976
     4,934   Pier 1 Imports, Inc.                                        100,654
     4,264   Ross Stores, Inc.                                           182,243
     7,774   Saks, Inc. (b)                                               75,408
     3,067   Tech Data Corporation (b)                                    81,920
     2,011   Timerberland Company (b)                                    106,301
     6,308   Williams-Sonoma, Inc. (b)                                   184,194
                                                                   -------------
                                                                       2,992,278
                                                                   -------------
    Service (.9%)
     2,953   Catalina Marketing
               Corporation (b)                                            52,120
     4,977   Copart, Inc. (b)                                             47,033
     3,824   Devry, Inc. (b)                                              89,061
     2,258   Plexus Corporation (b)                                       26,035
     2,474   Rollins, Inc.                                                46,635
     3,350   Sotheby's Holdings (b)                                       24,924
     2,944   The Brink's Company                                          42,894
     4,843   Viad Corporation                                            108,435
                                                                   -------------
                                                                         437,137
                                                                   -------------
    Textiles (.5%)
     3,623   Mohawk Industries,
              Inc. (b)                                                   201,185
     2,922   Unifi, Inc. (b)                                              18,116
                                                                   -------------
                                                                         219,301
                                                                   -------------
   CONSUMER STAPLES (9.4%)
    Beverage (.6%)
     5,185   Constellation Brands, Inc. (b)                              162,809
     7,911   PepsiAmericas, Inc.                                          99,362
                                                                   -------------
                                                                         262,171
                                                                   -------------
    Broadcasting (1.2%)
     2,985   Emmis Communications
              Corporation (b)                                             68,506
     2,795   Entercom Communications
              Corporation (b)                                            136,983
     6,006   Hispanic Broadcasting
              Corporation (b)                                            152,853
     5,636   Westwood One,
              Inc. (b)                                             $     191,229
                                                                   -------------
                                                                         549,571
                                                                   -------------
    Entertainment (.4%)
     2,885   International Speedway
              Corporation                                                113,986
     2,652   Macrovision
              Corporation (b)                                             52,828
                                                                   -------------
                                                                         166,814
                                                                   -------------
    Food (1.8%)
     7,416   Dean Foods Company (b)                                      233,604
     7,551   Hormel Foods Corporation                                    178,959
     2,380   Interstate Bakeries                                          30,226
     2,560   Sensient Technologies
              Corporation                                                 58,854
     6,039   Smithfield Foods, Inc. (b)                                  138,414
     2,782   The JM Smucker Company                                      110,974
     2,851   Tootsie Roll Industries, Inc.                                86,927
                                                                   -------------
                                                                         837,958
                                                                   -------------
    Household Products (.5%)
     2,499   Blyth, Inc.                                                  67,973
     2,238   Church & Dwight, Inc.                                        73,250
     5,236   The Dial Corporation                                        101,840
                                                                   -------------
                                                                         243,063
                                                                   -------------
    Restaurants (1.7%)
     3,095   Applebees
              International, Inc.                                         97,276
     1,879   Bob Evans Farms                                              51,917
     5,359   Brinker International,
              Inc. (b)                                                   193,031
     2,731   CBRL Group, Inc.                                            106,127
     4,153   Outback Steakhouse, Inc.                                    161,967
     3,480   Ruby Tuesday, Inc.                                           86,060
     2,842   The Cheesecake
              Factory (b)                                                101,999
                                                                   -------------
                                                                         798,377
                                                                   -------------
    Retail (1.2%)
     3,210   Krispy Kreme Doughnuts,
              Inc. (b)                                                   132,188
     2,052   Longs Drug Stores
              Corporation                                                 34,063
     2,512   Ruddick Corporation                                          39,489
    19,275   Tyson Foods, Inc. (d)                                       204,700

              See accompanying notes to investments in securities.

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
   CONSUMER STAPLES--CONTINUED
     3,256   Whole Foods Market,
              Inc. (b)                                             $     154,758
                                                                   -------------
                                                                         565,198
                                                                   -------------
    Service (1.9%)
     1,397   Banta Corporation                                            45,221
     2,583   Career Education
              Corporation (b)                                            176,729
     2,430   Corinthian Colleges,
              Inc. (b)                                                   118,025
        12   Corrections Corporation
              of America (b) (e)                                             304
     1,979   Education Management
              Corporation (b)                                            105,243
     4,383   Gartner, Inc. (b)                                            32,873
     1,907   Kelly Services, Inc.                                         44,719
     2,024   Korn/Ferry
              International (b)                                           16,394
     4,305   Manpower, Inc.                                              159,672
     5,556   MPS Group, Inc. (b)                                          38,225
     2,263   Sylvan Learning
              Systems, Inc. (b)                                           51,687
     2,874   Valassis Communications,
              Inc. (b)                                                    73,919
                                                                   -------------
                                                                         863,011
                                                                   -------------
    Tobacco (.1%)
     1,360   Universal Corporation                                        57,528
                                                                   -------------
   ENERGY (6.6%)
    Mining (.2%)
     2,935   Peabody Energy
              Corporation                                                 98,587
                                                                   -------------
    Oil & Gas (4.8%)
     8,242   ENSCO International, Inc.                                   221,710
     3,405   Equitable Resources, Inc.                                   138,720
     2,647   Forest Oil Corporation (b)                                   66,493
     6,587   Grant Prideco, Inc. (b)                                      77,397
     3,633   Hanover Compressor
              Company (b)                                                 41,053
     2,704   Helmerich & Payne, Inc.                                      78,957
     5,044   Murphy Oil Corporation                                      265,314
     3,215   Noble Energy, Inc.                                          121,527
     4,443   Patterson-UTI Energy,
              Inc. (b)                                                   143,953
     6,466   Pioneer Natural
              Resources Company (b)                                      168,763
     3,415   Pogo Producing Company                                      145,991
     7,331   Pride International, Inc. (b)                               137,969
     6,265   Valero Energy Corporation                                   227,608
     5,337   Varco International, Inc. (b)                               104,605
     1,854   Western Gas
              Resources, Inc.                                      $      73,418
    10,108   XTO Energy, Inc.                                            203,272
                                                                   -------------
                                                                       2,216,750
                                                                   -------------
    Oil & Gas Services (1.6%)
     3,569   FMC Technologies, Inc. (b)                                   75,127
     4,655   National-Oilwell, Inc. (b)                                  102,410
     5,597   Smith International,
              Inc. (b)                                                   205,634
     3,299   Tidewater, Inc.                                              96,892
     6,638   Weatherford
              International, Ltd. (b) (d)                                278,132
                                                                   -------------
                                                                         758,195
                                                                   -------------
   FINANCIAL (19.4%)
    Auto Finance (.2%)
     8,588   AmeriCredit
              Corporation (b)                                             73,427
                                                                   -------------
    Banks (6.6%)
     4,084   Associated Banc-Corporation                                 150,618
     3,310   Bank of Hawaii Corporation                                  109,727
     8,914   Banknorth Group, Inc.                                       227,485
     2,664   California City National
              Corporation                                                118,708
     3,787   Commerce Bancorp, Inc.
              New Jersey                                                 140,498
     6,974   Compass Bancshares,
              Inc. (d)                                                   243,602
     3,769   First Virginia Banks, Inc.                                  162,519
     4,641   FirstMerit Corporation                                      106,093
     2,789   Greater Bay Bancorp                                          56,951
     8,607   Hibernia Corporation                                        156,303
     3,524   Investors Financial
              Services Corporation                                       102,231
     6,563   M&T Bank Corporation (d)                                    552,736
     3,763   Mercantile Bankshares
              Corporation                                                148,187
    11,244   National Commerce
              Financial Corporation (d)                                  249,504
     2,635   Provident Financial
              Group, Inc.                                                 67,535
     2,151   Silicon Valley
              Bancshares (b)                                              51,215
     3,959   TCF Financial Corporation                                   157,727
     6,737   The Colonial Banc
              Group, Inc.                                                 93,442
     1,881   Westamerica
              Bancorporation                                              81,034

              See accompanying notes to investments in securities.

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
   FINANCIAL--CONTINUED
     3,579   Wilmington Trust
              Corporation                                          $     105,044
                                                                   -------------
                                                                       3,081,159
                                                                   -------------
    Finance -- Diversified (.9%)
     3,793   Eaton Vance Corporation                                     119,859
     3,915   Neuberger Berman, Inc.                                      156,248
     4,866   The PMI Group, Inc.                                         130,603
                                                                   -------------
                                                                         406,710
                                                                   -------------
    Insurance (5.3%)
     2,868   Allmerica Financial
              Corporation (b)                                             51,595
     3,776   American Financial
              Group, Inc.                                                 86,093
     2,144   AmerUs Group Company                                         60,439
     4,949   Arthur J Gallagher &
              Company                                                    134,613
     3,782   Brown & Brown, Inc.                                         122,915
     3,070   Everest Re Group, Ltd. (c)                                  234,855
     5,740   Expeditors International
              Washington, Inc.                                           198,834
     7,416   Fidelity National
              Financial, Inc.                                            228,116
     4,189   First American
              Corporation                                                110,380
     3,496   HCC Insurance Holdings,
              Inc.                                                       103,377
     2,346   Horace Mann Educators
              Corporation                                                 37,841
     3,321   Leucadia National
              Corporation                                                123,276
     2,574   Mony Group, Inc.                                             69,369
     3,306   Ohio Casualty
              Corporation (b)                                             43,573
     6,664   Old Republic
              International Corporation                                  228,375
     3,754   Protective Life Corporation                                 100,420
     5,145   Radian Group, Inc. (d)                                      188,564
     1,655   Stancorp Financial
              Group, Inc.                                                 86,424
     3,698   Unitrin, Inc.                                               100,290
     3,035   WR Berkley Corporation                                      159,944
                                                                   -------------
                                                                       2,469,293
                                                                   -------------
    Investment Bankers/Brokers (1.7%)
     4,423   AG Edwards, Inc.                                            151,267
    19,658   E*trade Group, Inc. (b) (d)                                 167,093
     2,598   Investment Technology
              Group, Inc. (b)                                             48,323
     3,239   LaBranche & Company, Inc.                                    67,015
     3,635   Legg Mason, Inc.                                      $     236,093
     4,516   Waddell & Reed
              Financial, Inc.                                            115,926
                                                                   -------------
                                                                         785,717
                                                                   -------------
    Real Estate Investment Trust --
     Apartments (.2%)
     6,172   United Dominion Realty
              Trust, Inc.                                                106,282
                                                                   -------------
    Real Estate Investment Trust --
     Diversified (.3%)
     4,308   Liberty Property Trust                                      149,057
                                                                   -------------
    Real Estate Investment Trust --
     Hotels (.2%)
     3,410   Hospitality Properties Trust                                106,562
                                                                   -------------
    Real Estate Investment Trust --
     Office Property (.3%)
     3,220   Mack-Cali Realty Corporation                                117,144
                                                                   -------------
    Real Estate Investment Trust --
     Shopping Centers (.8%)
     3,879   Lennar Corporation                                          277,348
     5,337   New Plan Excel Realty Trust                                 113,945
                                                                   -------------
                                                                         391,293
                                                                   -------------
    Real Estate Investment Trust --
     Warehouse/Industrial (.3%)
     4,420   AMB Property Corporation                                    124,511
                                                                   -------------
    Savings and Loans (2.6%)
     4,556   Astoria Financial Corporation                               127,249
     5,121   Greenpoint Financial
              Corporation (d)                                            260,864
     3,008   Independence Community
              Bank                                                        84,886
     2,989   IndyMac Bancorp, Inc.                                        75,980
     7,713   New York Community
              Bancorp, Inc.                                              224,371
     4,237   Roslyn Bancorp, Inc.                                         91,053
    14,338   Sovereign Bancorp, Inc. (d)                                 224,390
     2,488   Webster Financial
              Corporation                                                 94,046
                                                                   -------------
                                                                       1,182,839
                                                                   -------------
   HEALTH CARE (13.1%)
    Biotechnology (1.5%)
     2,533   Charles River Laboratories
              International, Inc. (b)                                     81,512
     8,559   Idec Pharmaceuticals
              Corporation (b) (d)                                        291,006

              See accompanying notes to investments in securities.

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
   HEALTH CARE--CONTINUED
    16,328   Millennium Pharmaceuticals,
              Inc. (b) (d)                                         $     256,839
     5,129   Protein Design Labs,
              Inc. (b)                                                    71,703
                                                                   -------------
                                                                         701,060
                                                                   -------------
    Drugs (4.1%)
     3,693   Barr Laboratories,
              Inc. (b)                                                   241,892
    10,993   Gilead Sciences,
              Inc. (b) (d)                                               610,991
     4,599   ICN Pharmaceuticals, Inc.                                    77,079
    10,656   IVAX Corporation (b) (d)                                    190,210
    10,059   Mylan Laboratories                                          349,751
     3,810   Perrigo Company                                              59,588
     1,812   Pharmaceutical
              Resources, Inc. (b)                                         88,172
     4,623   Sepracor, Inc. (b) (d)                                       83,353
     6,469   SICOR, Inc. (b)                                             131,579
     4,185   Vertex Pharmaceuticals,
              Inc. (b)                                                    61,101
                                                                   -------------
                                                                       1,893,716
                                                                   -------------
    Hospital Management (1.0%)
     5,420   Community Health
              Systems, Inc. (b)                                          104,552
     2,116   LifePoint Hospitals, Inc. (b)                                44,309
     2,008   Pacificare Health Systems (b)                                99,055
     4,092   Triad Hospitals, Inc. (b)                                   101,563
     3,215   Universal Health
               Services, Inc. (b)                                        127,378
                                                                   -------------
                                                                         476,857
                                                                   -------------
    Managed Care (2.6%)
     4,989   AdvancePCS (b)                                              190,730
     3,242   Coventry Health Care,
               Inc. (b)                                                  149,651
     4,272   Express Scripts, Inc. (b)                                   291,863
     5,240   First Health Group
              Corporation (b)                                            144,624
     6,414   Health Net, Inc. (b)                                        211,341
     4,636   Oxford Health Plans (b)                                     194,851
                                                                   -------------
                                                                       1,183,060
                                                                   -------------
    Medical Products/Supplies (2.5%)
     5,465   Apogent Technologies,
              Inc. (b)                                                   109,300
     6,161   Cytyc Corporation (b)                                        64,814
     4,296   Dentsply International, Inc.                                175,706
     3,370   Edwards Lifesciences
              Corporation (b)                                            108,312
     3,462   Hillenbrand Industries, Inc.                          $     174,658
     3,728   Patterson Dental
              Company (b)                                                169,177
     3,794   Steris Corporation (b)                                       87,603
     3,813   Varian Medical Systems,
              Inc. (b)                                                   219,514
     2,779   Visx, Inc. (b)                                               48,216
                                                                   -------------
                                                                       1,157,300
                                                                   -------------
    Special Services (1.4%)
     2,980   Apria Healthcare Group,
              Inc. (b)                                                    74,142
     3,377   Covance, Inc. (b)                                            61,124
     2,411   Henry Schein, Inc. (b)                                      126,192
     5,732   Lincare Holdings, Inc. (b)                                  180,615
     5,513   Omnicare, Inc.                                              186,284
                                                                   -------------
                                                                         628,357
                                                                   -------------
   TECHNOLOGY (13.3%)
    Computer Hardware (1.0%)
     3,945   Diebold, Inc.                                               170,621
     9,446   Quantum Corporation (b)                                      38,256
     3,869   Sandisk Corporation (b)                                     156,114
     3,628   The Reynolds & Reynolds
              Company                                                    103,616
                                                                   -------------
                                                                         468,607
                                                                   -------------
    Computer Networking (1.3%)
    19,865   3COM Corporation (b)                                         92,968
     7,317   Affiliated Computer
              Services, Inc. (b)                                         334,606
     4,772   Choicepoint, Inc. (b)                                       164,730
                                                                   -------------
                                                                         592,304
                                                                   -------------
    Computer Peripherals (.5%)
     2,529   Avocent Corporation (b)                                      75,693
     2,107   InFocus Corporation (b)                                       9,945
     5,977   Storage Technology
              Corporation (b)                                            153,848
                                                                   -------------
                                                                         239,486
                                                                   -------------
    Computer Services & Software (4.4%)
     5,385   Activision, Inc. (b)                                         69,574
     4,715   Acxiom Corporation (b)                                       71,149
     1,763   Advent Software, Inc. (b)                                    29,812
     3,188   Ascential Software
              Corporation (b) (d)                                         52,407
    14,678   Cadence Design Systems,
              Inc. (b) (d)                                               177,017
     8,104   Ceridian Corporation (b)                                    137,525
     3,634   Certegy, Inc. (b)                                           100,844

              See accompanying notes to investments in securities.

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
   TECHNOLOGY--CONTINUED
     2,795   CSG Systems
              International (b)                                    $      39,493
     4,071   D & B Corporation (b)                                       167,318
     3,594   Keane, Inc. (b)                                              48,986
     6,311   Legato Systems, Inc. (b)                                     52,949
     3,384   Macromedia, Inc. (b)                                         71,199
     6,264   McData Corporation (b)                                       91,893
     3,636   Mentor Graphics
              Corporation (b)                                             52,649
     2,871   National Instruments
              Corporation (b)                                            108,466
     8,546   Network Associates, Inc. (b)                                108,363
     3,513   Overture Services, Inc. (b)                                  63,691
     2,884   Retek, Inc. (b)                                              18,458
     3,092   RSA Security, Inc. (b)                                       33,239
     5,751   SEI Investments Company                                     184,032
     5,139   Sybase, Inc. (b)                                             71,483
     4,101   Synopsys, Inc. (b)                                          253,647
     1,887   Transaction Systems
              Architects, Inc. (b)                                        16,908
     4,341   Wind River Systems (b)                                       16,539
                                                                   -------------
                                                                       2,037,641
                                                                   -------------
    Computer Systems (.4%)
     4,315   Checkfree Corporation (b)                                   120,130
     4,780   Jack Henry & Associates                                      85,036
                                                                   -------------
                                                                         205,166
                                                                   -------------
    Electrical Instruments (.6%)
     3,389   Beckman Coulter, Inc.                                       137,729
     3,467   Credence Systems
              Corporation (b)                                             29,365
     2,666   LTX Corporation (b)                                          22,981
     2,058   Newport Corporation (b)                                      30,458
     1,901   Varian, Inc. (b)                                             65,908
                                                                   -------------
                                                                         286,441
                                                                   -------------
    Electronic Components --
     Semiconductor (3.2%)
    25,736   Atmel Corporation (b) (d)                                    65,112
     3,983   Cree, Inc. (b)                                               64,843
     6,842   Cypress Semiconductor
              Corporation (b)                                             82,104
     6,363   Fairchild Semiconductor
              International, Inc. (b)                                     81,383
     1,979   Imation Corporation                                          74,846
     2,700   Integrated Circuit
              Systems, Inc. (b)                                           84,861
     5,690   Integrated Device
              Technology, Inc. (b)                                        62,875
     3,483   International Rectifier
              Corporation (b)                                      $      93,414
     7,563   Intersil Corporation (b)                                    201,251
     6,935   Lam Research
              Corporation (b)                                            126,286
     6,102   Lattice Semiconductor
              Corporation (b)                                             50,220
     5,044   Micrel, Inc. (b)                                             52,407
    11,146   Microchip Technology,
              Inc. (d)                                                   274,526
     4,031   Semtech Corporation (b)                                      57,401
     2,695   Silicon Laboratories, Inc. (b)                               71,795
     7,223   Triquint Semiconductor,
              Inc. (b)                                                    30,048
                                                                   -------------
                                                                       1,473,372
                                                                   -------------
    Electronics -- Computer
     Distribution (.7%)
     5,506   Arrow Electronics, Inc. (b)                                  83,911
     6,501   Avnet, Inc. (b)                                              82,433
     4,169   Gentex Corporation (b)                                      127,613
     4,736   Kemet Corporation (b)                                        47,834
                                                                   -------------
                                                                         341,791
                                                                   -------------
    Service -- Data Processing (1.2%)
     6,509   DST Systems, Inc. (b)                                       247,342
     2,592   Fair Isaac Corporation                                      133,358
     2,677   Internet Security
              Systems (b)                                                 38,790
     6,517   The BISYS Group, Inc. (b)                                   119,717
                                                                   -------------
                                                                         539,207
                                                                   -------------
   TRANSPORTATION (1.6%)
    Air Freight (.7%)
     2,617   Airborne, Inc.                                               54,695
     4,641   CH Robinson Worldwide, Inc.                                 165,034
     2,681   CNF, Inc.                                                    68,044
     2,572   EGL, Inc. (b)                                                39,094
                                                                   -------------
                                                                         326,867
                                                                   -------------
    Airlines (.1%)
     1,489   Alaska Air Group, Inc. (b)                                   31,939
                                                                   -------------
    Shipping (.2%)
     2,312   Alexander & Baldwin, Inc.                                    61,337
     1,832   Overseas Shipholding Group                                   40,322
                                                                   -------------
                                                                         101,659
                                                                   -------------
    Trucking (.6%)
     2,648   GATX Corporation                                             43,295

              See accompanying notes to investments in securities.

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
   TRANSPORTATION--CONTINUED
     2,129   JB Hunt Transport
              Services, Inc. (b)                                   $      80,370
     4,523   Swift Transportation
              Company, Inc. (b)                                           84,218
     3,470   Werner Enterprises, Inc.                                     73,564
                                                                   -------------
                                                                         281,447
                                                                   -------------
   UTILITIES (6.6%)
    Electric Companies (4.9%)
     4,695   Allete, Inc.                                                124,652
     5,045   Alliant Energy
              Corporation                                                 96,006
    10,634   Aquila, Inc.                                                 27,436
     1,734   Black Hills Corporation                                      53,234
     6,892   DPL, Inc.                                                   109,858
     4,070   DQE, Inc.                                                    61,335
     8,014   Energy East Corporation                                     166,371
     3,832   Great Plains Energy, Inc.                                   110,668
     2,017   Hawaiian Electric
              Industries                                                  92,479
     2,124   Idacorp, Inc.                                                55,755
     7,314   Northeast Utilities                                         122,436
     2,976   NSTAR                                                       135,557
     4,302   OGE Energy Corporation                                       91,934
     9,366   Pepco Holdings, Inc.                                        179,453
     2,195   PNM Resources, Inc.                                          58,716
     5,101   Puget Energy, Inc.                                          121,761
     6,114   SCANA Corporation                                           209,588
     6,371   Sierra Pacific Resources (b)                                 37,844
     3,704   Vectren Corporation                                          92,785
     3,911   Westar Energy, Inc.                                   $      63,476
     6,385   Wisconsin Energy
              Corporation                                                185,165
     1,759   WPS Resources
              Corporation                                                 70,712
                                                                   -------------
                                                                       2,267,221
                                                                   -------------
    Mining (.1%)
     2,839   Arch Coal, Inc.                                              65,240
                                                                   -------------
    Natural Gas (1.4%)
     3,465   AGL Resources, Inc.                                          88,150
     4,079   MDU Resources Group, Inc.                                   136,606
     4,397   National Fuel Gas Company                                   114,542
     4,111   Oneok, Inc.                                                  80,699
     4,596   Questar Corporation                                         153,828
     2,625   WGL Holdings, Inc.                                           70,088
                                                                   -------------
                                                                         643,913
                                                                   -------------
    Water Utilities (.2%)
     3,700   Philadelphia Suburban
              Corporation                                                 90,206
                                                                   -------------
  Total common stock
  (cost: $44,262,052)                                                 43,857,116
                                                                   -------------
S & P DEPOSITORY RECEIPT (.1%)
       400   S&P MidCap 400 Index
              Depository Receipts                                         35,088
                                                                   -------------
  Total S&P Depository Receipt
  (cost: $32,762)                                                         35,088
                                                                   -------------

              See accompanying notes to investments in securities.

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
SHORT-TERM SECURITIES (5.3%)
   135,597   Federated Money Marke Obligation Trust -- Prime
              Obligation Fund, current rate 1.072%                 $     135,597
 2,300,691   One Group Institutional Prime Money Market,
              current rate 1.170%                                      2,300,691
                                                                   -------------
             Total short-term securities (cost: $2,436,288)            2,436,288
                                                                   -------------
             Total investments in securities
              (cost: $46,731,102) (d)                              $  46,328,492
                                                                   =============

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Non-income producing.
(c) The Portfolio held .5% of net assets in foreign securities at June 30, 2003.
(e) This security is being fair-valued according to procedures approved by the Board of Directors.
(d) Fully or partially pledged as initial margin deposits on open stock index futures purchase contracts (see note 6 to the financial statements).
(e) At June 30, 2003 the cost of securities for federal income tax purposes was $47,264,915. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

    Gross unrealized appreciation                                  $   6,966,721
    Gross unrealized depreciation                                     (7,903,144)
                                                                   -------------
    Net unrealized depreciation                                    $    (936,423)
                                                                   =============

(e) This security is being fair-valued according to procedures approved by the Board of Directors.

              See accompanying notes to investments in securities.

                                                           Core Equity Portfolio
                                                       Investments in Securities
                                                                   JUNE 30, 2003
                                                                     (UNAUDITED)
           (Percentages of each investment category relate to total net assets.)

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
COMMON STOCK (88.8%)
   BASIC MATERIALS (6.9%)
     Aluminum (3.4%)
    28,034   Alcoa, Inc.                                           $     714,867
                                                                   -------------
     Chemicals (3.5%)
    10,400   Air Products and
              Chemicals, Inc.                                            432,640
     7,600   Du Pont El de Nemours &
              Company                                                    316,464
                                                                   -------------
                                                                         749,104
                                                                   -------------
   CAPITAL GOODS (10.1%)
     Aerospace/Defense (8.1%)
    22,040   Lockheed Martin
              Corporation                                              1,048,443
     2,300   Northrop Grumman
              Corporation                                                198,467
    10,200   Raytheon Company                                            334,968
     3,500   The Boeing Company                                          120,120
                                                                   -------------
                                                                       1,701,998
                                                                   -------------
     Engineering/Construction (1.0%)
     3,800   Caterpillar, Inc.                                           211,508
                                                                   -------------
     Machinery (1.0%)
     4,700   Deere & Company                                             214,790
                                                                   -------------
   COMMUNICATION SERVICES (6.0%)
     Cellular (1.6%)
    16,600   Vodafone Group
              PLC ADR (c)                                                326,190
                                                                   -------------
     Telephone (4.4%)
    17,100   BellSouth Corporation                                       455,373
    18,866   SBC Communications, Inc.                                    482,026
                                                                   -------------
                                                                         937,399
                                                                   -------------
   CONSUMER CYCLICAL (2.0%)
     Retail (2.0%)
     8,400   Kohl's Corporation (b)                                      431,592
                                                                   -------------
   CONSUMER STAPLES (7.5%)
     Beverage (2.8%)
     7,900   Anheuser-Busch
              Companies, Inc.                                            403,295
     4,000   The Coca-Cola Company                                       185,640
                                                                   -------------
                                                                         588,935
                                                                   -------------
     Broadcasting (1.9%)
    12,400   Cox Communications,
              Inc. (b)                                                   395,560
                                                                   -------------
     Entertainment (1.9%)
     9,040   Viacom, Inc. (b)                                      $     394,686
                                                                   -------------
     Household Products (0.9%)
     4,800   Clorox Company                                              204,720
                                                                   -------------
   ENERGY (17.5%)
     Oil & Gas (12.1%)
    13,690   Anadarko Petroleum
              Corporation                                                608,794
    13,000   Burlington Resources, Inc.                                  702,910
    14,868   Exxon Mobil Corporation                                     533,910
     6,200   Nabors Industries,
              Ltd. (b) (c)                                               245,210
    10,000   Royal Dutch Petroleum
              Company (c)                                                466,200
                                                                   -------------
                                                                       2,557,024
                                                                   -------------
     Oil & Gas Services (5.4%)
    22,200   Baker Hughes, Inc.                                          745,254
     8,300   Schlumberger, Ltd.                                          394,831
                                                                   -------------
                                                                       1,140,085
                                                                   -------------
   FINANCIAL (12.9%)
     Banks (7.5%)
     2,800   Bank of America
              Corporation                                                221,284
    33,410   U.S. Bancorp                                                818,545
    10,600   Wells Fargo & Company                                       534,240
                                                                   -------------
                                                                       1,574,069
                                                                   -------------
     Insurance (5.4%)
     7,380   American International
              Group                                                      407,228
       170   Berkshire Hathaway,
              Inc. (b)                                                   413,100
     5,400   Chubb Corporation                                           324,000
                                                                   -------------
                                                                       1,144,328
                                                                   -------------
   HEALTH CARE (10.1%)
     Biotechnology (1.2%)
     4,050   Amgen, Inc. (b)                                             269,082
                                                                   -------------
     Drugs (6.3%)
    29,758   Pfizer, Inc.                                              1,016,236
     6,800   Wyeth                                                       309,740
                                                                   -------------
                                                                       1,325,976
                                                                   -------------
     Health Care -- Diversified (1.2%)
     4,936   Johnson & Johnson                                           255,191
                                                                   -------------
     Medical Products/Supplies (1.4%)
     6,100   Medtronic, Inc.                                             292,617
                                                                   -------------

              See accompanying notes to investments in securities.

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
   TECHNOLOGY (7.6%)
     Computer Services & Software (4.8%)
    16,540   Microsoft Corporation                                 $     423,590
    20,000   SAP AG (c)                                                  584,400
                                                                   -------------
                                                                       1,007,990
                                                                   -------------
     Electronic Components --
      Semiconductor (2.8%)
     8,500   Analog Devices, Inc. (b)                                    295,970
    13,940   Intel Corporation                                           289,729
                                                                   -------------
                                                                         585,699
                                                                   -------------
   TRANSPORTATION (1.9%)
     Air Freight (1.9%)
     6,300   United Parcel Service, Inc.                                 401,310
                                                                   -------------
   UTILITIES (6.3%)
     Electric Companies (6.3%)
    14,000   Dominion Resources, Inc.                              $     899,780
    14,000   The Southern Company                                        436,240
                                                                   -------------
                                                                       1,336,020
                                                                   -------------
Total common stock
 (cost: $18,317,464)                                                  18,760,740
                                                                   -------------
   RIGHTS (--)
     TECHNOLOGY (.0%)
     Computer Peripherals (.0%)
     3,600   Seagate Escrow (b)                                              288
                                                                   -------------
Total Rights (cost: $0)                                                      288
                                                                   -------------

PRINCIPAL/SHARES                                 RATE    MATURITY
----------------                                ------   --------
SHORT-TERM SECURITIES (11.2%)
   322,937   Federated Money Market
              Obligation Trust -- Prime
              Obligation Fund, current
              rate 1.072%                                          $     322,937
 1,000,000   Federal National Mortgage
              Association, current rate 0.965%                           999,973
 1,000,885   One Group Institutional Prime
              Money Market, current rate 1.170%                        1,000,885
     7,000   U.S. Treasury Bill                  1.165%  07/17/03          6,996
    30,000   U.S. Treasury Bill                  1.165%  08/14/03         29,958
    11,000   U.S. Treasury Bill                  1.185%  08/07/03         10,987
                                                                   -------------
             Total short-term securities
              (cost: $2,371,736)                                       2,371,736
                                                                   -------------
             Total investments in securities
              (cost: $20,689,200) (d)                              $  21,132,764
                                                                   =============

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Non-income producing.
(c) The Portfolio held 7.7% of net assets in foreign securities at June 30, 2003.
(d) At June 30, 2003 the cost of securities for federal income tax purposes was $21,411,294. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

    Gross unrealized appreciation                                  $     117,755
    Gross unrealized depreciation                                       (396,285)
                                                                   -------------
    Net unrealized depreciation                                    $    (278,530)
                                                                   =============

              See accompanying notes to investments in securities.

                                                      Micro-Cap Growth Portfolio
                                                       Investments in Securities
                                                                   JUNE 30, 2003
                                                                     (UNAUDITED)
           (Percentages of each investment category relate to total net assets.)

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
COMMON STOCK (97.9%)
   CAPITAL GOODS (7.2%)
     Aerospace/Defense (1.0%)
    18,000   Herley Industries, Inc. (b)                           $     305,640
                                                                   -------------
     Electrical Equipment (1.1%)
    46,000   Power-One, Inc. (b)                                         328,900
                                                                   -------------
     Machinery (1.0%)
    47,800   Asyst Technologies, Inc. (b)                                319,782
                                                                   -------------
     Manufacturing (2.2%)
    23,200   Hydril Company (b)                                          632,200
     2,300   Maverick Tube
              Corporation (b)                                             44,045
                                                                   -------------
                                                                         676,245
                                                                   -------------
     Metal Fabrication (1.9%)
    45,400   NS Group, Inc. (b)                                          442,650
    38,100   Tower Automotive, Inc. (b)                                  139,446
                                                                   -------------
                                                                         582,096
                                                                   -------------
   COMMUNICATION SERVICES (1.6%)
     Cellular (1.1%)
    37,200   Lightbridge, Inc. (b)                                       325,872
                                                                   -------------
     Telecommunication (.5%)
    64,900   Raindance
              Communications, Inc. (b)                                   161,601
                                                                   -------------
   CONSUMER CYCLICAL (15.6%)
     Leisure (2.4%)
    26,900   K2, Inc. (b)                                                329,525
    16,400   Multimedia Games, Inc. (b)                                  418,200
                                                                   -------------
                                                                         747,725
                                                                   -------------
     Lodging -- Hotel (.6%)
    19,400   Monarch Casino & Resort,
              Inc. (b)                                                   180,808
                                                                   -------------
     Retail (9.5%)
    27,800   Blue Rhino Corporation (b)                                  333,322
    30,700   Charlotte Russe Holding,
              Inc. (b)                                                   316,824
    25,200   Childrens Place (b)                                         500,472
    14,200   Finish Line (b)                                             315,382
    36,300   Goodys Family Clothing,
              Inc. (b)                                                   313,995
    45,800   The Bombay Company,
              Inc. (b)                                                   486,854
    38,300   Tweeter Home
              Entertainment Group,
              Inc. (b)                                                   332,444
    22,900   Ultimate Electronics,
              Inc. (b)                                             $     293,578
                                                                   -------------
                                                                       2,892,871
                                                                   -------------
     Service (3.1%)
       145   American Banknote
              Corporation (b)                                                 73
    22,800   Coinstar, Inc. (b)                                          430,008
    53,800   Scientific Games
              Corporation (b)                                            505,720
                                                                   -------------
                                                                         935,801
                                                                   -------------
   CONSUMER STAPLES (6.7%)
     Beverage (1.3%)
    27,000   The Boston Beer Company,
              Inc. (b)                                                   388,800
                                                                   -------------
     Restaurants (3.1%)
    30,000   Buca, Inc. (b)                                              169,200
    15,100   O'Charley's, Inc. (b)                                       325,103
    29,100   The Steak N Shake
              Company (b)                                                443,775
                                                                   -------------
                                                                         938,078
                                                                   -------------
     Retail (.9%)
    15,500   Red Robin Gourmet
              Burgers, Inc. (b)                                          293,880
                                                                   -------------
     Service (1.4%)
    60,300   Labor Ready, Inc. (b)                                       432,351
                                                                   -------------
   ENERGY (8.2%)
     Oil & Gas (4.5%)
    10,700   Evergreen Resources,
              Inc. (b)                                                   581,117
    62,700   Ultra Petroleum
              Corporation (b)                                            809,457
                                                                   -------------
                                                                       1,390,574
                                                                   -------------
     Oil & Gas Services (3.7%)
    58,800   Horizon Offshore, Inc. (b)                                  292,824
    26,600   NATCO Group, Inc. (b)                                       181,678
    67,900   Superior Energy
              Services (b)                                               643,692
                                                                   -------------
                                                                       1,118,194
                                                                   -------------
   FINANCIAL (3.1%)
     Consumer Finance (.5%)
     6,400   ASTA Funding, Inc. (b)                                      153,600
                                                                   -------------

              See accompanying notes to investments in securities.

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
   FINANCIAL -- CONTINUED
     Finance -- Diversified (1.4%)
    77,100   Metris Companies, Inc.                                $     427,905
                                                                   -------------
     Investment Bankers/Brokers (1.2%)
    19,900   Digital Insight
              Corporation (b)                                            379,095
                                                                   -------------
   HEALTH CARE (30.7%)
     Drugs (14.4%)
    46,100   Bentley Pharmaceuticals,
              Inc. (b)                                                   606,215
    44,000   Biomar Pharmaceutical,
              Inc. (b)                                                   429,440
    31,300   Cell Therapeutics, Inc. (b)                                 304,549
    14,400   Cima Labs, Inc. (b)                                         387,216
    29,700   Cubist Pharmaceuticals,
              Inc. (b)                                                   316,602
    31,100   First Horizon
              Pharmaceutical
              Corporation (b)                                            122,845
    23,300   Genta, Inc. (b)                                             310,356
    19,700   Ilex Oncology, Inc. (b)                                     382,377
    26,700   Noven Pharmaceuticals,
              Inc. (b)                                                   273,408
    74,300   Pozen, Inc. (b)                                             815,814
    20,500   United Therapeutics
              Corporation (b)                                            446,490
                                                                   -------------
                                                                       4,395,312
                                                                   -------------
     Hospital Management (1.1%)
    34,600   Psychiatric Solutions,
              Inc. (b)                                                   335,620
                                                                   -------------
     Medical Products/Supplies (10.6%)
    34,200   Conceptus, Inc. (b)                                         480,510
    29,500   Connetics Corporation (b)                                   441,615
    31,000   Laserscope (b)                                              247,690
    30,300   Penwest Pharmaceuticals
              Company (b)                                                738,411
    11,200   PolyMedica Corporation                                      512,848
    35,100   Staar Surgical Company (b)                                  407,160
    11,500   Wilson Greatbatch
              Technologies, Inc. (b)                                     415,150
                                                                   -------------
                                                                       3,243,384
                                                                   -------------
     Special Services (4.6%)
    45,300   aaiPharma, Inc. (b)                                         900,564
    14,300   American Healthways,
              Inc. (b)                                                   516,516
                                                                   -------------
                                                                       1,417,080
                                                                   -------------
   TECHNOLOGY (24.1%)
     Computer Hardware (1.4%)
    55,400   Cray, Inc. (b)                                        $     437,660
                                                                   -------------
     Computer Networking (.6%)
    13,200   Ask Jeeves (b)                                              181,500
                                                                   -------------
     Computer Services & Software (1.5%)
    21,100   Embarcadero
              Technologies, Inc. (b)                                     147,700
    17,500   RADWARE, Ltd. (b) (c)                                       299,775
                                                                   -------------
                                                                         447,475
                                                                   -------------
     Computer Systems (2.2%)
    11,500   Manhattan Associates,
              Inc. (b)                                                   298,655
    17,200   NetScreen Technologies,
              Inc. (b)                                                   387,860
                                                                   -------------
                                                                         686,515
                                                                   -------------
     Electrical Equipment (1.0%)
    13,900   Cubic Corporation                                           308,858
                                                                   -------------
     Electrical Instruments (1.9%)
    19,300   Genesis Microchip,
              Inc. (b)                                                   261,322
    35,800   LTX Corporation (b)                                         308,596
                                                                   -------------
                                                                         569,918
                                                                   -------------
     Electrical Semiconductor (.6%)
    19,400   MEMC Electronic
              Materials, Inc. (b)                                        190,120
                                                                   -------------
     Electronic Components --
      Semiconductor (13.5%)
    21,100   02Micro International,
              Ltd. (b) (c)                                               339,921
    15,200   Actel Corporation (b)                                       311,600
    21,700   Artisan Components,
              Inc. (b)                                                   490,637
    80,600   ChipPAC, Inc. (b)                                           618,202
    17,100   Exar Corporation (b)                                        270,693
    43,800   Integrated Silicon
              Solution, Inc. (b)                                         303,972
    25,100   Mykrolis Corporation (b)                                    254,765
    21,700   Nanometrics, Inc. (b)                                       153,636
    19,100   Photronics, Inc. (b)                                        333,295
    14,600   Rudolph Technologies,
              Inc. (b)                                                   233,016
    17,700   Ultratech, Inc. (b)                                         327,273
    23,200   Virage Logic
              Corporation (b)                                            167,968

              See accompanying notes to investments in securities.

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
   TECHNOLOGY -- CONTINUED
    16,800   Zoran Corporation (b)                                 $     322,728
                                                                   -------------
                                                                       4,127,706
                                                                   -------------
     Service -- Data Processing (1.4%)
    51,100   Intercept, Inc. (b)                                         427,196
                                                                   -------------
   TRANSPORTATION (.7%)
     Trucking (.7%)
    13,200   Covenant Transport,
              Inc. (b)                                                   224,400
                                                                   -------------
Total common stock
 (cost: $30,249,880)                                                  29,972,562
                                                                   -------------
WARRANTS (--)
   CONSUMER CYCLICAL (--)
     Service (--)
        50   American Banknote
              Corporation Warrants
              Series 1 (b) (d)                                                --
        50   American Banknote
              Corporation Warrants
              Series 2 (b) (d)                                                --
                                                                   -------------
Total warrants (cost: $--)                                                    --
                                                                   -------------

SHARES
------
SHORT-TERM SECURITIES (3.1%)
   954,154   Federated Money Market Obligation Trust --
              Prime Obligation Fund, current rate 1.072%           $     954,154
                                                                   -------------
             Total short-term securities (cost: $954,154)                954,154
                                                                   -------------
             Total investments in securities
              (cost: $31,204,034) (e)                              $  30,926,715
                                                                   =============

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Non-income producing.
(c) The Portfolio held 2.1% of net assets in foreign securities at June 30, 2003.
(d) This security is being fair-valued according to procedures approved by the board of directors.
(e) At June 30, 2003 the cost of securities for federal income tax purposes was $31,204,034. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

    Gross unrealized appreciation                                  $   5,224,567
    Gross unrealized depreciation                                     (5,501,886)
                                                                   -------------
    Net unrealized depreciation                                    $    (277,319)
                                                                   =============

              See accompanying notes to investments in securities.

Real Estate Securities Portfolio
Investments in Securities
JUNE 30, 2003
(UNAUDITED)
(Percentages of each investment category relate to total net assets.)

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
COMMON STOCK (98.5%)
   CONSUMER CYCLICAL (2.5%)
     Construction (.6%)
     2,400   Standard-Pacific
              Corporation                                          $      79,584
     6,500   Toll Brothers, Inc. (b)                                     184,015
                                                                   -------------
                                                                         263,599
                                                                   -------------
     Home Builders (.6%)
    12,200   WCI Communities,
              Inc. (b)                                                   234,606
                                                                   -------------
     Lodging -- Hotel (1.3%)
    19,100   Extended Stay America,
              Inc. (b)                                                   257,659
    21,700   Hilton Hotels Corporation                                   277,543
                                                                   -------------
                                                                         535,202
                                                                   -------------
   FINANCIAL (96.1%)
     Home Builders (.3%)
     2,000   Lennar Corporation                                          143,000
                                                                   -------------
     Lodging -- Hotel (.7%)
     9,800   Starwood Hotels &
              Resorts Worldwide, Inc.                                    280,182
                                                                   -------------
     Real Estate (4.6%)
    62,900   Brookfield Properties
              Company (c)                                              1,336,625
    17,200   The St. Joe Company                                         536,640
                                                                   -------------
                                                                       1,873,265
                                                                   -------------
     Real Estate Investment Trust --
      Apartments (9.0%)
    31,760   Apartment Investment &
              Management Company                                       1,098,896
    13,200   Archstone-Smith Trust                                       316,800
    92,810   Boardwalk Equities,
              Inc. (c)                                                 1,053,394
    13,700   Camden Property Trust                                       478,815
    22,300   Equity Residential                                          578,685
     3,100   Essex Property Trust,
              Inc.                                                       177,475
                                                                   -------------
                                                                       3,704,065
                                                                   -------------
     Real Estate Investment Trust --
      Diversified (9.7%)
     6,900   Colonial Properties Trust                                   242,811
    21,200   Entertainment Properties
              Trust                                                      609,500
    20,100   Forest City Enterprises, Inc.                               833,145
    15,900   iStar Financial, Inc.                                       580,350
    26,400   Newcastle Investment
              Corporation                                          $     516,912
    27,200   Vornado Realty Trust                                      1,185,920
                                                                   -------------
                                                                       3,968,638
                                                                   -------------
     Real Estate Investment Trust --
      Health Care (1.1%)
    29,100   Ventas, Inc.                                                440,865
                                                                   -------------
     Real Estate Investment Trust --
      Hotels (3.8%)
    34,000   Innkeepers USA Trust                                        231,200
    39,800   LaSalle Hotel Properties                                    588,244
    89,200   Winston Hotels, Inc.                                        728,764
                                                                   -------------
                                                                       1,548,208
                                                                   -------------
     Real Estate Investment Trust --
      Land (1.9%)
    35,000   Catellus Development
              Corporation (b)                                            770,000
                                                                   -------------
     Real Estate Investment Trust --
      Manfactured Housing (.5%)
     4,900   Sun Communities, Inc.                                       192,570
                                                                   -------------
     Real Estate Investment Trust --
      Mortgage (1.7%)
    11,900   Alexandria Real Estate
              Equities, Inc.                                             535,500
     9,600   American Mortgage
              Acceptance Company                                         166,656
                                                                   -------------
                                                                         702,156
                                                                   -------------
     Real Estate Investment Trust --
      Office Property (20.5%)
    42,500   American Financial
              Realty Trust                                               633,675
    11,700   Arden Realty, Inc.                                          303,615
    14,000   Boston Properties, Inc.                                     613,200
    28,100   Brandywine Realty Trust                                     691,822
    47,000   CarrAmerica Realty
              Corporation                                              1,307,070
    43,900   Equity Office Properties
              Trust                                                    1,185,739
    30,200   Highwoods Properties,
              Inc.                                                       673,460
    15,600   Mack-Cali Realty
              Corporation                                                567,528
    35,000   Maguire Properties, Inc. (b)                                673,750
    14,400   Prentiss Properties Trust                                   431,856
    16,726   Reckson Associates
              Realty Corporation                                         352,348

              See accompanying notes to investments in securities.

                                                                       MARKET
SHARES                                                                VALUE(a)
------                                                             -------------
     FINANCIAL--CONTINUED
    12,500   SL Green Realty
              Corporation                                          $     436,125
    47,200   Trizec Properties, Inc.                                     536,664
                                                                   -------------
                                                                       8,406,852
                                                                   -------------
     Real Estate Investment Trust --
      Regional Mall (17.5%)
    17,500   CBL & Associates
              Properties, Inc.                                           752,500
    27,800   General Growth
              Properties, Inc.                                         1,735,832
     4,400   Glimcher Realty Trust                                        98,560
    37,800   Simon Property Group, Inc.                                1,475,334
     9,500   Tanger Factory Outlet
              Centers, Inc.                                              314,260
    41,500   The Mills Corporation                                     1,392,325
    36,700   The Rouse Company (b)                                     1,398,270
                                                                   -------------
                                                                       7,167,081
                                                                   -------------
     Real Estate Investment Trust --
      Self Storage (3.1%)
    23,300   Public Storage, Inc.                                        789,171
    14,800   Sovran Self Storage, Inc.                                   466,200
                                                                   -------------
                                                                       1,255,371
                                                                   -------------
     Real Estate Investment Trust --
      Shopping Centers (1.0%)
    11,200   Regency Centers
              Corporation                                                391,776
                                                                   -------------
     Real Estate Investment Trust --
      Shopping Retail (10.3%)
    56,000   Developers Diversified
              Realty Corporation                                   $   1,592,640
    39,500   Equity One, Inc.                                            647,800
    15,050   Kimco Realty Corporation                                    570,395
    27,600   MID Atlantic Realty Trust                                   577,944
     6,300   Pan Pacific Retail
              Properties, Inc.                                           247,905
    13,200   Ramco-Gershenson
              Properties                                                 307,560
    23,100   Urstadt Biddle
              Properties, Inc.                                           297,066
                                                                   -------------
                                                                       4,241,310
                                                                   -------------
     Real Estate Investment Trust --
      Warehouse/Industrial (10.3%)
    16,800   First Industrial Realty
              Trust, Inc.                                                530,880
    92,400   Prologis                                                  2,522,520
    33,200   PS Business Parks, Inc.                                   1,171,960
                                                                   -------------
                                                                       4,225,360
                                                                   -------------
Total common stock
 (cost: $34,359,187)                                                  40,344,105
                                                                   -------------

SHARES
------
SHORT-TERM SECURITIES (.7%)
       595   BlackRock Provident Institutional TempFund,
              current rate 1.040%                                  $         595
    79,353   Federated Money Market Obligation Trust -- Prime
              Obligation Fund, current rate 1.072%                        79,353
   202,604   One Group Institutional Prime Money Market,
              current rate 1.170%                                        202,604
                                                                   -------------
             Total short-term securities (cost: $282,551)                282,551
                                                                   -------------
             Total investments in securities
              (cost: $34,641,738) (d)                              $  40,626,656
                                                                   =============

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Non-income producing.
(c) The Portfolio held 5.8% of net assets in foreign securities at June 30, 2003.
(d) At June 30, 2003 the cost of securities for federal income tax purposes was $34,648,990. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

    Gross unrealized appreciation                                  $   6,164,092
    Gross unrealized depreciation                                       (186,426)
                                                                   -------------
    Net unrealized appreciation                                    $   5,977,666
                                                                   =============

              See accompanying notes to investments in securities.

Advantus Series Fund, Inc.
Statements of Assets and Liabilities
JUNE 30, 2003
(UNAUDITED)

                                                                                                                  MONEY
                                                                           GROWTH              BOND               MARKET
                                                                          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                       ---------------    ---------------    ---------------
                           ASSETS
Investments in securities, at market value - see accompanying
   schedule for detailed listing*+                                     $   216,138,085    $   301,126,473    $   114,792,838
Cash in bank on demand deposit                                                       -            213,877                  -
Foreign currency in bank on deposit (identified cost: $163,052)                      -                  -                  -
Receivable for Fund shares sold                                                      -                  -             34,974
Receivable for investment securities sold (including paydowns)                       -          1,101,330                  -
Dividends and accrued interest receivable                                       73,037          2,467,436            388,270
Receivable for refundable foreign income taxes withheld                              -                  -                  -
Receivable from advisor                                                              -                  -                  -
Collateral for securities loaned (note 7)                                            -         36,158,303                  -
                                                                       ---------------    ---------------    ---------------
     Total Assets                                                          216,211,122        341,067,419        115,216,082
                                                                       ---------------    ---------------    ---------------

                         LIABILITIES
Bank overdraft                                                                       -                  -          1,800,000
Payable for Fund shares repurchased                                            110,187            156,941                  -
Payable for investment securities purchased                                  4,417,958          7,724,239          2,997,520
Dividends payable to shareholders                                                    -                  -                 55
Payable to Advisor                                                             133,360            153,488             57,536
Accrued expenses                                                                28,778             29,147             20,543
Other payables                                                                       -                312                  -
Variation margin payable                                                             -                  -                  -
Payable upon return of securities loaned (note 7)                                    -         36,158,303                  -
                                                                       ---------------    ---------------    ---------------
     Total Liabilities                                                       4,690,283         44,222,430          4,875,654
                                                                       ---------------    ---------------    ---------------
Net assets applicable to outstanding capital stock                     $   211,520,839    $   296,844,989    $   110,340,428
                                                                       ===============    ===============    ===============
Represented by:
   Capital stock - authorized 10 trillion shares of $.01
    par value                                                          $     1,626,625    $     2,171,637    $     1,103,404
   Additional paid-in capital                                              309,052,660        275,920,845        109,237,024
   Undistributed net investment income (loss)                                  165,846          6,247,026                  -
   Accumulated net realized gains (losses) from investments
    and foreign currency transactions                                     (118,616,753)          (199,554)                 -
   Unrealized appreciation (depreciation) on investments and
    translation of assets and liabilities in foreign
    currencies                                                              19,292,461         12,705,035                  -
                                                                       ---------------    ---------------    ---------------
     Total - representing net assets applicable to
      outstanding capital stock                                        $   211,520,839    $   296,844,989    $   110,340,428
                                                                       ===============    ===============    ===============
Net asset value per share of outstanding capital stock                 $          1.30    $          1.37    $          1.00
                                                                       ===============    ===============    ===============
 * Identified cost                                                     $   196,845,624    $   288,421,438    $   114,792,838
** Shares outstanding                                                       62,662,548        217,163,706         10,340,428
 + Including securities on loan of                                     $             -    $    35,125,859    $             -

See accompanying notes to financial statements.

                                                                           ASSET             MORTGAGE
                                                                         ALLOCATION         SECURITIES          INDEX 500
                                                                          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                       ---------------    ---------------    ---------------
                           ASSETS
Investments in securities, at market value - see accompanying
   schedule for detailed listing*+                                     $   380,792,968    $   265,677,446    $   465,765,829
Cash in bank on demand deposit                                                   3,698            435,256              3,262
Foreign currency in bank on deposit (identified cost: $163,052)                      -                  -                  -
Receivable for Fund shares sold                                                      -            185,179                  -
Receivable for investment securities sold (including paydowns)               6,378,607            328,950                  -
Dividends and accrued interest receivable                                    1,193,523          1,635,832            577,814
Receivable for refundable foreign income taxes withheld                              -                  -                  -
Receivable from advisor                                                         51,572                  -                  -
Collateral for securities loaned (note 7)                                            -         38,676,477         75,748,095
                                                                       ---------------    ---------------    ---------------
     Total Assets                                                          388,420,368        306,939,140        542,095,000
                                                                       ---------------    ---------------    ---------------

                         LIABILITIES
Bank overdraft                                                                       -                  -                  -
Payable for Fund shares repurchased                                            219,742                  -            193,879
Payable for investment securities purchased                                  4,177,023          7,188,104                  -
Dividends payable to shareholders                                                    -                  -                  -
Payable to Advisor                                                             200,940            135,621            143,485
Accrued expenses                                                                45,148             24,051             83,528
Other payables                                                                       -                  -                  -
Variation margin payable                                                             -                  -                 45
Payable upon return of securities loaned (note 7)                                    -         38,676,477         75,748,095
                                                                       ---------------    ---------------    ---------------
     Total Liabilities                                                       4,642,853         46,024,253         76,169,032
                                                                       ---------------    ---------------    ---------------
Net assets applicable to outstanding capital stock                     $   383,777,515    $   260,914,887    $   465,925,968
                                                                       ===============    ===============    ===============
Represented by:
   Capital stock - authorized 10 trillion shares of $.01
    par value                                                          $     2,656,060    $     1,957,338    $     1,549,388
   Additional paid-in capital                                              461,158,072        244,101,828        363,822,863
   Undistributed net investment income (loss)                                3,737,779          7,325,002          2,751,116
   Accumulated net realized gains (losses) from investments
    and foreign currency transactions                                     (104,992,922)          (284,426)       (28,590,298)
   Unrealized appreciation (depreciation) on investments and
    translation of assets and liabilities in foreign
    currencies                                                              21,218,526          7,815,145        126,392,899
                                                                       ---------------    ---------------    ---------------
     Total - representing net assets applicable to
      outstanding capital stock                                        $   383,777,515    $   260,914,887    $   465,925,968
                                                                       ===============    ===============    ===============
Net asset value per share of outstanding capital stock                 $          1.44    $          1.33    $          3.01
                                                                       ===============    ===============    ===============
 * Identified cost                                                     $   359,574,442    $   257,862,301    $   339,305,246
** Shares outstanding                                                      265,606,001        195,733,796        154,938,754
 + Including securities on loan of                                     $             -    $    37,367,859    $    72,914,564

                                                                           CAPITAL         INTERNATIONAL      SMALL COMPANY
                                                                        APPRECIATION           STOCK             GROWTH
                                                                          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                       ---------------    ---------------    ---------------
                           ASSETS
Investments in securities, at market value - see accompanying
   schedule for detailed listing*+                                     $   161,555,880    $   246,812,780    $   148,195,136
Cash in bank on demand deposit                                                       -                  -                  -
Foreign currency in bank on deposit (identified cost: $163,052)                      -            161,983                  -
Receivable for Fund shares sold                                                      -                  -                  -
Receivable for investment securities sold (including paydowns)                       -             64,931          1,856,213
Dividends and accrued interest receivable                                       54,661            373,666             24,478
Receivable for refundable foreign income taxes withheld                              -             81,042                  -
Receivable from advisor                                                              -                  -                  -
Collateral for securities loaned (note 7)                                            -         39,292,123         38,891,441
                                                                       ---------------    ---------------    ---------------
     Total Assets                                                          161,610,541        286,786,525        188,967,268
                                                                       ---------------    ---------------    ---------------

                         LIABILITIES
Bank overdraft                                                                       -             92,386                  -
Payable for Fund shares repurchased                                             19,653             43,293             30,797
Payable for investment securities purchased                                  3,312,428            898,919          8,909,594
Dividends payable to shareholders                                                    -                  -                  -
Payable to Advisor                                                             104,156            201,238            106,149
Accrued expenses                                                                24,715             80,938             21,205
Other payables                                                                       -                  -                  -
Variation margin payable                                                             -                  -                  -
Payable upon return of securities loaned (note 7)                                    -         39,292,123         38,891,441
                                                                       ---------------    ---------------    ---------------
     Total Liabilities                                                       3,460,952         40,608,897         47,959,186
                                                                       ---------------    ---------------    ---------------
Net assets applicable to outstanding capital stock                     $   158,149,589    $   246,177,628    $   141,008,082
                                                                       ===============    ===============    ===============
Represented by:
   Capital stock - authorized 10 trillion shares of $.01
    par value                                                          $     1,318,377    $     1,973,634    $     1,799,288
   Additional paid-in capital                                              277,943,582        284,990,437        222,021,447
   Undistributed net investment income (loss)                                  (73,193)         3,965,703           (433,408)
   Accumulated net realized gains (losses) from investments
    and foreign currency transactions                                     (135,913,434)       (25,515,792)       (83,018,221)
   Unrealized appreciation (depreciation) on investments and
    translation of assets and liabilities in foreign
    currencies                                                               4,874,257        (19,236,354)           638,976
                                                                       ---------------    ---------------    ---------------
     Total - representing net assets applicable to
      outstanding capital stock                                        $   158,149,589    $   246,177,628    $   141,008,082
                                                                       ===============    ===============    ===============
Net asset value per share of outstanding capital stock                 $          1.20    $          1.25    $          0.78
                                                                       ===============    ===============    ===============
 * Identified cost                                                     $   146,681,623    $   266,063,489    $   147,556,160
** Shares outstanding                                                      131,837,655        197,363,378        179,928,801
 + Including securities on loan of                                     $             -    $    37,554,665    $    36,922,670

                                                                          MATURING           MATURING
                                                                         GOVERNMENT         GOVERNMENT            VALUE
                                                                          BOND 2006          BOND 2010            STOCK
                                                                          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                       ---------------    ---------------    ---------------
                           ASSETS
Investments in securities, at market value - see accompanying
   schedule for detailed listing*+                                     $    11,760,753    $    10,452,386    $   120,856,646
Cash in bank on demand deposit                                                  32,493              3,127                  -
Foreign currency on deposit (identified cost: $224,970)                              -                  -                  -
Receivable for Fund shares sold                                                     98                  -                  -
Receivable for investment securities
   sold (including paydowns)                                                         -                  -                  -
Dividends and accrued interest receivable                                           85                  7            166,894
Receivable from advisor                                                              -                  -                400
Collateral for securities loaned (note 7)                                            -                  -                  -
Unrealized appreciation on forward foreign currency
   contracts held, at value (note 4)                                                 -                  -                  -
                                                                       ---------------    ---------------    ---------------
     Total Assets                                                           11,793,429         10,455,520         21,023,940
                                                                       ---------------    ---------------    ---------------

                         LIABILITIES
Bank overdraft                                                                       -                  -                  -
Payable for Fund shares repurchased                                                  -             23,667             33,574
Payable for investment securities purchased                                          -                  -                  -
Payable to Advisor                                                               3,996              3,297              5,627
Accrued expenses                                                                 2,364                936             13,407
Other payables                                                                       -                  -                  -
Unrealized depreciation on forward foreign currency
   contracts held, at value (note 4)                                                 -                  -                  -
Variation margin payable                                                             -                  -                  -
Payable upon return of securities loaned (note 7)                                    -                  -                  -
                                                                       ---------------    ---------------    ---------------
     Total Liabilities                                                           6,360             27,900            122,608
                                                                       ---------------    ---------------    ---------------
Net assets applicable to outstanding capital stock                     $    11,787,069    $    10,427,620    $   120,901,332
                                                                       ===============    ===============    ===============
Represented by:
   Capital stock -- authorized 10 trillion shares of $.01
    par value                                                          $        83,209    $        65,004    $       869,272
   Additional paid-in capital                                               10,198,035          8,744,869        139,171,977
   Undistributed net investment income (loss)                                  225,830            191,877            737,307
   Accumulated net realized gains (losses) from
    investments and foreign currency transactions                              (38,878)            (9,242)       (31,206,776)
   Unrealized appreciation (depreciation) on
    investments and translation of assets and liabilities
    in foreign currencies                                                    1,318,873          1,435,112         11,329,552
                                                                       ---------------    ---------------    ---------------
     Total -- representing net assets applicable to
      outstanding capital stock                                        $    11,787,069    $    10,427,620    $   120,901,332
                                                                       ===============    ===============    ===============
Net asset value per share of outstanding capital stock                 $          1.42    $          1.60    $          1.39
                                                                       ===============    ===============    ===============
 * Identified cost                                                     $    10,441,880    $     9,017,274    $   109,527,094
** Shares outstanding                                                        8,320,850          6,500,367         86,927,175
 + Including securities on loan of                                     $             -    $             -    $             -

See accompanying notes to financial statements

                                                                        SMALL COMPANY      INTERNATIONAL        INDEX 400
                                                                            VALUE               BOND             MID-CAP
                                                                          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                       ---------------    ---------------    ---------------
                            ASSETS
Investments in securities, at market value - see accompanying
   schedule for detailed listing*+                                     $    62,576,764    $    64,652,457    $    46,328,492
Cash in bank on demand deposit                                                   1,670                  -                900
Foreign currency on deposit (identified cost: $224,970)                              -            194,964                  -
Receivable for Fund shares sold                                                 15,416                594              3,759
Receivable for investment securities
   sold (including paydowns)                                                   142,520          2,939,584            153,155
Dividends and accrued interest receivable                                       38,096          1,345,563             28,857
Receivable from advisor                                                          2,922                  -                  -
Collateral for securities loaned (note 7)                                   12,718,600                  -         10,975,261
Unrealized appreciation on forward foreign currency
   contracts held, at value (note 4)                                                 -          1,383,331                  -
                                                                       ---------------    ---------------    ---------------
     Total Assets                                                           75,495,988         70,516,493         57,490,424
                                                                       ---------------    ---------------    ---------------
                         LIABILITIES
Bank overdraft                                                                       -                  -                  -
Payable for Fund shares repurchased                                                  -             17,585                  -
Payable for investment securities purchased                                    175,305          2,728,481             84,796
Payable to Advisor                                                              52,385             41,016             18,503
Accrued expenses                                                                19,571             25,864             20,470
Other payables                                                                       -                514                  -
Unrealized depreciation on forward foreign currency
   contracts held, at value (note 4)                                                 -            796,010                  -
Variation margin payable                                                             -                  -              8,335
Payable upon return of securities loaned (note 7)                           12,718,600                  -         10,975,261
                                                                       ---------------    ---------------    ---------------
     Total Liabilities                                                      12,965,861          3,609,470         11,107,365
                                                                       ---------------    ---------------    ---------------
Net assets applicable to outstanding capital stock                     $    62,530,127    $    66,907,023    $    46,383,059
                                                                       ===============    ===============    ===============
Represented by:
   Capital stock -- authorized 10 trillion shares of $.01
    par value                                                          $       542,588    $       557,952    $       430,319
   Additional paid-in capital                                               63,973,270         58,093,035         48,148,867
   Undistributed net investment income (loss)                                  (73,931)           458,882            138,238
   Accumulated net realized gains (losses) from
    investments and foreign currency transactions                           (4,959,339)         5,514,606         (1,926,632)
   Unrealized appreciation (depreciation) on
    investments and translation of assets and liabilities
    in foreign currencies                                                    3,047,539          2,282,548           (407,733)
                                                                       ---------------    ---------------    ---------------
     Total -- representing net assets applicable to
      outstanding capital stock                                        $    62,530,127    $    66,907,023    $    46,383,059
                                                                       ===============    ===============    ===============
Net asset value per share of outstanding capital stock                 $          1.15    $          1.20    $          1.08
                                                                       ===============    ===============    ===============
 * Identified cost                                                     $    59,529,225    $    62,922,348    $    46,731,102
** Shares outstanding                                                       54,258,837         55,795,232         43,031,893
 + Including securities on loan of                                     $    12,132,867    $             -    $    10,529,243

                                                                            CORE             MICRO-CAP         REAL ESTATE
                                                                           EQUITY             GROWTH           SECURITIES
                                                                          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                       ---------------    ---------------    ---------------
                           ASSETS
Investments in securities, at market value - see accompanying
   schedule for detailed listing*+                                     $    21,132,764    $    30,926,715    $    40,626,656
Cash in bank on demand deposit                                                       -                  -              5,210
Foreign currency on deposit (identified cost: $224,970)                              -                  -                  -
Receivable for Fund shares sold                                                  9,327             15,579             32,734
Receivable for investment securities
   sold (including paydowns)                                                         -            117,722            250,911
Dividends and accrued interest receivable                                       22,665              3,884            173,933
Receivable from advisor                                                              -              6,605                  -
Collateral for securities loaned (note 7)                                            -         11,335,167          3,312,166
Unrealized appreciation on forward foreign currency
   contracts held, at value (note 4)                                                 -                  -                  -
                                                                       ---------------    ---------------    ---------------
     Total Assets                                                           21,164,756         42,405,672         44,401,610
                                                                       ---------------    ---------------    ---------------

                         LIABILITIES
Bank overdraft                                                                       -              1,617                  -
Payable for Fund shares repurchased                                                  -                  -                  -
Payable for investment securities purchased                                          -            415,969             76,161
Payable to Advisor                                                              26,160             38,297             30,835
Accrued expenses                                                                 9,380              7,762             13,255
Other payables                                                                       -                  -                  -
Unrealized depreciation on forward foreign currency
   contracts held, at value (note 4)                                                 -                  -                  -
Variation margin payable                                                             -                  -                  -
Payable upon return of securities loaned (note 7)                                    -         11,335,167          3,312,166
                                                                       ---------------    ---------------    ---------------
     Total Liabilities                                                          35,540         11,798,812          3,432,417
                                                                       ---------------    ---------------    ---------------
Net assets applicable to outstanding capital stock                     $    21,129,216    $    30,606,860    $    40,969,193
                                                                       ===============    ===============    ===============
Represented by:
   Capital stock -- authorized 10 trillion shares of $.01
    par value                                                          $       274,112    $       277,399    $       344,029
   Additional paid-in capital                                               30,459,408         51,524,827         34,365,489
   Undistributed net investment income (loss)                                   63,224           (126,726)           754,831
   Accumulated net realized gains (losses) from
    investments and foreign currency transactions                          (10,111,092)       (20,791,321)          (480,074)
   Unrealized appreciation (depreciation) on
    investments and translation of assets and liabilities
    in foreign currencies                                                      443,564           (277,319)         5,984,918
                                                                       ---------------    ---------------    ---------------
     Total -- representing net assets applicable to
      outstanding capital stock                                        $    21,129,216    $    30,606,860    $    40,969,193
                                                                       ===============    ===============    ===============
Net asset value per share of outstanding capital stock                 $          0.77    $          1.10    $          1.19
                                                                       ===============    ===============    ===============
 * Identified cost                                                     $    20,689,200    $    31,204,034    $    34,641,738
** Shares outstanding                                                       27,411,217         27,739,873         34,402,913
 + Including securities on loan of                                     $             -    $    10,683,055    $     3,187,787

Advantus Series Fund, Inc.
Statements of Operations
PERIOD FROM JANUARY 1, 2003 TO JUNE 30, 2003
(UNAUDITED)

                                                                                                                  MONEY
                                                                           GROWTH              BOND               MARKET
                                                                          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                       ---------------    ---------------    ---------------
Investment Income
  Interest                                                             $        33,065    $     7,110,087    $     1,005,783
  Dividends (net of foreign withholding taxes of $627,291 for
   International Stock Portfolio)                                              900,312                  -                  -
  Income from securities lending activities                                      7,884             19,311                  -
                                                                       ---------------    ---------------    ---------------
     Total investment income                                                   941,261          7,129,398          1,005,783
                                                                       ---------------    ---------------    ---------------
Expenses (note 5):
  Investment advisory fee                                                      446,618            427,173            191,625
  Rule 12b-1 fees                                                              248,121            355,978            191,624
  Administrative services fee                                                   20,763             20,762             20,762
  Custodian fees                                                                 5,813              4,479              2,903
  Audit and accounting services                                                 22,582             26,414             18,098
  Legal fees                                                                     2,301              2,813              1,863
  Printing and shareholder reports                                              16,065             18,651             12,964
  Director's fees                                                                2,630              3,127              2,117
  Insurance                                                                      2,358              2,745              1,892
  Other                                                                          8,164             20,230              1,882
                                                                       ---------------    ---------------    ---------------
     Total net expenses                                                        775,415            882,372            445,730
                                                                       ---------------    ---------------    ---------------
     Investment income (loss) -- net                                           165,846          6,247,026            560,053
                                                                       ---------------    ---------------    ---------------
Realized and unrealized gains (losses) on investments
  and foreign currencies:
  Net realized gains (losses) from:
    Investments (note 3)                                                     1,633,015          4,499,027                  -
    Foreign currency transactions                                                    -                  -                  -
    Futures transactions                                                             -                  -                  -
  Net change in unrealized appreciation or depreciation on:
    Investments                                                             19,293,546          3,256,323                  -
    Translation of assets and liabilities in foreign currency                        -                  -                  -
    Futures transactions                                                             -                  -                  -
                                                                       ---------------    ---------------    ---------------
Net gains (losses) on investments                                           20,926,561          7,755,350                  -
                                                                       ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
  from operations                                                      $    21,092,407    $    14,002,376    $       560,053
                                                                       ===============    ===============    ===============

See accompanying notes to financial statements

                                                                            ASSET            MORTGAGE
                                                                         ALLOCATION         SECURITIES          INDEX 500
                                                                          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                       ---------------    ---------------    ---------------
Investment Income
  Interest                                                             $     3,069,017    $     8,112,214    $        41,434
  Dividends (net of foreign withholding taxes of $627,291 for
   International Stock Portfolio)                                            1,880,895                  -          3,620,306
  Income from securities lending activities                                     14,357              4,200             31,905
                                                                       ---------------    ---------------    ---------------
     Total investment income                                                 4,964,269          8,116,414          3,693,645
                                                                       ---------------    ---------------    ---------------
Expenses (note 5):
  Investment advisory fee                                                      645,272            383,360            272,843
  Rule 12b-1 fees                                                              460,908            319,467            527,141
  Administrative services fee                                                   20,762             20,762             20,763
  Custodian fees                                                                13,038              5,173              9,728
  Audit and accounting services                                                 33,661             24,696             39,595
  Legal fees                                                                     3,994              2,346              4,933
  Printing and shareholder reports                                              27,211             15,580             34,327
  Director's fees                                                                4,537              2,551              5,672
  Insurance                                                                      4,031              2,206              5,098
  Other                                                                         13,076             15,271             22,429
                                                                       ---------------    ---------------    ---------------
     Total net expenses                                                      1,226,490            791,412            942,529
                                                                       ---------------    ---------------    ---------------
     Investment income (loss) -- net                                         3,737,779          7,325,002          2,751,116
                                                                       ---------------    ---------------    ---------------
Realized and unrealized gains (losses) on investments
  and foreign currencies:
  Net realized gains (losses) from:
    Investments (note 3)                                                    10,153,140            308,890         (3,368,900)
    Foreign currency transactions                                                    -                  -                  -
    Futures transactions                                                             -                  -            864,705
  Net change in unrealized appreciation or depreciation on:
    Investments                                                             18,655,172          1,213,040         47,080,672
    Translation of assets and liabilities in foreign currency                        -                  -                  -
    Futures transactions                                                             -                  -            (67,684)
                                                                       ---------------    ---------------    ---------------
Net gains (losses) on investments                                           28,808,312          1,521,930         44,508,793
                                                                       ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
  from operations                                                      $    32,546,091    $     8,846,932    $    47,259,909
                                                                       ===============    ===============    ===============

                                                                                                                  SMALL
                                                                           CAPITAL         INTERNATIONAL         COMPANY
                                                                        APPRECIATION           STOCK             GROWTH
                                                                          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                       ---------------    ---------------    ---------------
Investment Income
  Interest                                                             $        45,612    $        37,184    $        41,497
  Dividends (net of foreign withholding taxes of $627,291 for
   International Stock Portfolio)                                              511,141          4,887,471            124,586
  Income from securities lending activities                                      5,741            206,737             19,077
                                                                       ---------------    ---------------    ---------------
     Total investment income                                                   562,494          5,131,392            185,160
                                                                       ---------------    ---------------    ---------------
Expenses (note 5):
  Investment advisory fee                                                      378,255            660,181            402,947
  Rule 12b-1 fees                                                              189,127            275,096            154,980
  Administrative services fee                                                   20,762             17,987             20,762
  Custodian fees                                                                 3,694             60,906              5,735
  Audit and accounting services                                                 19,285             72,518             18,554
  Legal fees                                                                     1,753              3,797              1,486
  Printing and shareholder reports                                              15,406             21,182             10,594
  Director's fees                                                                1,998              3,502              1,707
  Insurance                                                                      1,786              3,122              1,536
  Other                                                                          3,621             47,398                267
                                                                       ---------------    ---------------    ---------------
     Total net expenses                                                        635,687          1,165,689            618,568
                                                                       ---------------    ---------------    ---------------
     Investment income (loss) -- net                                           (73,193)         3,965,703           (433,408)
                                                                       ---------------    ---------------    ---------------
Realized and unrealized gains (losses) on investments
  and foreign currencies:
  Net realized gains (losses) from:
    Investments (note 3)                                                   (30,198,128)        (1,625,134)       (18,318,998)
    Foreign currency transactions                                                    -            (56,369)                 -
    Futures transactions                                                             -                  -                  -
  Net change in unrealized appreciation or depreciation on:
    Investments                                                             44,266,838         26,804,291         40,819,162
    Translation of assets and liabilities in foreign currency                        -             14,355                  -
    Futures transactions                                                             -                  -                  -
                                                                       ---------------    ---------------    ---------------
Net gains (losses) on investments                                           14,068,710         25,137,143         22,500,164
                                                                       ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
  from operations                                                      $    13,995,517    $    29,102,846    $    22,066,756
                                                                       ===============    ===============    ===============

                                                                          MATURING           MATURING
                                                                         GOVERNMENT         GOVERNMENT            VALUE
                                                                          BOND 2006          BOND 2010            STOCK
                                                                          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                       ---------------    ---------------    ---------------
Investment Income
  Interest                                                             $       270,280    $       233,103    $        13,925
  Dividends                                                                          -                  -          1,191,837
  Income from securities lending activities                                          -                  -              1,855
                                                                       ---------------    ---------------    ---------------
     Total investment income                                                   270,280            233,103          1,207,617
                                                                       ---------------    ---------------    ---------------
Expenses (note 5):
  Investment advisory fee                                                       14,161             12,655            279,204
  Rule 12b-1 fees                                                                    -                  -            139,602
  Administrative services fee                                                   20,762             20,762             20,763
  Custodian fees                                                                 2,046              2,073              3,812
  Audit and accounting services                                                  6,282              4,869             13,347
  Legal fees                                                                        93                 63              1,316
  Printing and shareholder reports                                                 924                690              9,398
  Director's fees                                                                   98                 63              1,511
  Insurance                                                                         84                 51              1,357
  Other                                                                              -                  -                  -
                                                                       ---------------    ---------------    ---------------
     Total expenses                                                             44,450             41,226            470,310
                                                                       ---------------    ---------------    ---------------
  Less fees and expenses waived or absorbed by Advisor                               -                  -                  -
                                                                       ---------------    ---------------    ---------------
     Total net expenses                                                         44,450             41,226            470,310
                                                                       ---------------    ---------------    ---------------
     Investment income (loss) - net                                            225,830            191,877            737,307
                                                                       ---------------    ---------------    ---------------
Realized and Unrealized gains (losses) on investments
  and foreign currencies:
  Net realized gains (losses) from:
    Investments (note 3)                                                        43,629             19,558           (635,886)
    Foreign currency transactions                                                    -                  -                  -
    Futures transactions                                                             -                  -                  -
  Net change in unrealized appreciation or depreciation on:
    Investments                                                                 73,237            435,518         11,884,473
    Translation of assets and liabilities in foreign currency                        -                  -                  -
    Futures transactions                                                             -                  -                  -
                                                                       ---------------    ---------------    ---------------
Net gains (losses) on investments                                              116,866            455,076         11,248,587
                                                                       ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
  from operations                                                      $       342,696    $       646,953    $    11,985,894
                                                                       ===============    ===============    ===============

See accompanying notes to financial statements.

                                                                            SMALL
                                                                           COMPANY         INTERNATIONAL        INDEX 400
                                                                            VALUE               BOND             MID-CAP
                                                                          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                       ---------------    ---------------    ---------------
Investment Income
  Interest                                                             $        10,797    $     1,280,996    $        11,526
  Dividends                                                                    204,075                  -            249,410
  Income from securities lending activities                                     10,383                810              5,773
                                                                       ---------------    ---------------    ---------------
     Total investment income                                                   225,255          1,281,806            266,709
                                                                       ---------------    ---------------    ---------------
Expenses (note 5):
  Investment advisory fee                                                      190,392            182,322             31,042
  Rule 12b-1 fees                                                               67,997             75,967             51,736
  Administrative services fee                                                   20,762             16,192             20,762
  Custodian fees                                                                 6,138             30,432              4,200
  Audit and accounting services                                                 17,254             19,611             12,979
  Legal fees                                                                     1,078                672                508
  Printing and shareholder reports                                               8,661              3,958              3,887
  Director's fees                                                                1,324                615                587
  Insurance                                                                      1,246                538                530
  Other                                                                          2,457                  -              2,240
                                                                       ---------------    ---------------    ---------------
     Total expenses                                                            317,309            330,307            128,471
                                                                       ---------------    ---------------    ---------------
  Less fees and expenses waived or absorbed by Advisor                         (18,123)                 -                  -
                                                                       ---------------    ---------------    ---------------
     Total net expenses                                                        299,186            330,307            128,471
                                                                       ---------------    ---------------    ---------------
     Investment income (loss) - net                                            (73,931)           951,499            138,238
                                                                       ---------------    ---------------    ---------------
Realized and Unrealized gains (losses) on investments
  and foreign currencies:
  Net realized gains (losses) from:
    Investments (note 3)                                                    (4,616,078)         1,723,818           (525,786)
    Foreign currency transactions                                                    -          3,828,882                  -
    Futures transactions                                                             -                  -             44,668
  Net change in unrealized appreciation or depreciation on:
    Investments                                                             11,867,446         (1,023,523)         5,237,900
    Translation of assets and liabilities in foreign currency                        -            552,439                  -
    Futures transactions                                                             -                  -             (5,123)
                                                                       ---------------    ---------------    ---------------
Net gains (losses) on investments                                            7,251,368          5,081,616          4,751,659
                                                                       ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
  from operations                                                      $     7,177,437    $     6,033,115    $     4,889,897
                                                                       ===============    ===============    ===============

                                                                            CORE             MICRO-CAP         REAL ESTATE
                                                                           EQUITY             GROWTH           SECURITIES
                                                                          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                       ---------------    ---------------    ---------------
Investment Income
  Interest                                                             $         5,841    $        14,221    $         6,056
  Dividends                                                                    164,286              6,781            959,214
  Income from securities lending activities                                        413             14,537              1,604
                                                                       ---------------    ---------------    ---------------
     Total investment income                                                   170,540             35,539            966,874
                                                                       ---------------    ---------------    ---------------
Expenses (note 5):
  Investment advisory fee                                                       50,147            115,039            107,047
  Rule 12b-1 fees                                                               25,074             30,273             44,603
  Administrative services fee                                                   16,477             20,762             20,762
  Custodian fees                                                                 6,236              2,759              3,414
  Audit and accounting services                                                 13,276             12,166             14,600
  Legal fees                                                                       348                326                531
  Printing and shareholder reports                                               2,291              2,720              4,495
  Director's fees                                                                  322                389                630
  Insurance                                                                        287                356                582
  Other                                                                              -              1,066             15,379
                                                                       ---------------    ---------------    ---------------
     Total expenses                                                            114,458            185,856            212,043
                                                                       ---------------    ---------------    ---------------
  Less fees and expenses waived or absorbed by Advisor                          (7,142)           (23,591)                 -
                                                                       ---------------    ---------------    ---------------
     Total net expenses                                                        107,316            162,265            212,043
                                                                       ---------------    ---------------    ---------------
     Investment income (loss) - net                                             63,224           (126,726)           754,831
                                                                       ---------------    ---------------    ---------------
Realized and Unrealized gains (losses) on investments
  and foreign currencies:
  Net realized gains (losses) from:
    Investments (note 3)                                                    (5,808,173)        (1,430,844)           400,455
    Foreign currency transactions                                                    -                  -                  -
    Futures transactions                                                             -                  -                  -
  Net change in unrealized appreciation or depreciation on:
    Investments                                                              7,571,331          7,872,748          4,447,115
    Translation of assets and liabilities in foreign currency                        -                  -                  -
    Futures transactions                                                             -                  -                  -
                                                                       ---------------    ---------------    ---------------
Net gains (losses) on investments                                            1,763,158          6,441,904          4,847,570
                                                                       ---------------    ---------------    ---------------
Net increase (decrease) in net assets resulting
  from operations                                                      $     1,826,382    $     6,315,178    $     5,602,401
                                                                       ===============    ===============    ===============

Advantus Series Fund, Inc.
Statements of Changes in Net Assets
PERIOD FROM JANUARY 1, 2003 TO JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002 (UNAUDITED)

                                                                        GROWTH                                 BOND
                                                                       PORTFOLIO                             PORTFOLIO
                                                          ----------------------------------    ----------------------------------
                                                               2003               2002                2003               2002
                                                          ---------------    ---------------    ---------------    ---------------
Operations:
   Investment income - net                                $       165,846    $       449,970    $     6,247,026    $    13,245,517
   Net realized gains (losses) on investments                   1,633,015        (22,254,054)         4,499,027          4,131,638
   Net change in unrealized appreciation or
    depreciation of investments                                19,293,546        (51,859,190)         3,256,323          8,271,980
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets
     resulting from operations                                 21,092,407        (73,663,274)        14,002,376         25,649,135
                                                          ---------------    ---------------    ---------------    ---------------
Distributions to shareholders from:
   Investment income - net                                              -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Total distributions                                                 -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
Capital share transactions (note 8):
   Proceeds from sales                                         10,199,506         41,897,261         24,802,884         66,758,093
   Shares issued as a result of reinvested
    distributions                                                       -                  -                  -                  -
  Payments for redemption of shares                           (18,191,882)       (68,448,327)       (18,446,320)       (51,239,338)
                                                          ---------------    ---------------    ---------------    ---------------
    Increase (decrease) in net assets from
     capital share transactions                                (7,992,376)       (26,551,066)         6,356,564         15,518,755
                                                          ---------------    ---------------    ---------------    ---------------
    Total increase (decrease) in net assets                    13,100,031       (100,214,340)        20,358,940         41,167,890
                                                          ---------------    ---------------    ---------------    ---------------
Net assets at beginning of year                               198,420,808        298,635,148        276,486,049        235,318,159
                                                          ---------------    ---------------    ---------------    ---------------
Net assets at end of period*                              $   211,520,839    $   198,420,808    $   296,844,989    $   276,486,049
                                                          ===============    ===============    ===============    ===============
* including undistributed net investment
  income (loss) of                                        $       165,846    $             -    $     6,247,026    $             -

See accompanying notes to financial statements.

                                                                         MONEY                                 ASSET
                                                                        MARKET                              ALLOCATION
                                                                       PORTFOLIO                             PORTFOLIO
                                                          ----------------------------------    ----------------------------------
                                                               2003               2002                2003               2002
                                                          ---------------    ---------------    ---------------    ---------------
Operations:
   Investment income - net                                $       560,053    $     1,962,910    $     3,737,779    $    10,437,843
   Net realized gains (losses) on investments                           -                  -         10,153,140         (8,991,230)
   Net change in unrealized appreciation or
    depreciation of investments                                         -                  -         18,655,172        (42,776,099)
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets
     resulting from operations                                    560,053          1,962,910         32,546,091        (41,329,486)
                                                          ---------------    ---------------    ---------------    ---------------
Distributions to shareholders from:
   Investment income - net                                       (560,053)        (1,962,910)                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
    Total distributions                                          (560,053)        (1,962,910)                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
Capital share transactions (note 8):
   Proceeds from sales                                         24,151,183        143,102,900         11,439,943         50,961,636
   Shares issued as a result of reinvested
    distributions                                                 568,414          1,959,381                  -                  -
  Payments for redemption of shares                           (78,082,364)      (121,416,680)       (34,476,436)      (117,524,365)
                                                          ---------------    ---------------    ---------------    ---------------
    Increase (decrease) in net assets from
     capital share transactions                               (53,362,767)        23,645,601        (23,036,493)       (66,562,729)
                                                          ---------------    ---------------    ---------------    ---------------
    Total increase (decrease) in net assets                   (53,362,767)        23,645,601          9,509,598       (107,892,215)
                                                          ---------------    ---------------    ---------------    ---------------
Net assets at beginning of year                               163,703,195        140,057,594        374,267,917        482,160,132
                                                          ---------------    ---------------    ---------------    ---------------
Net assets at end of period*                              $   110,340,428    $   163,703,195    $   383,777,515    $   374,267,917
                                                          ===============    ===============    ===============    ===============
* including undistributed net investment
  income (loss) of                                        $             -    $             -    $     3,737,779    $             -

                                                                       MORTGAGE
                                                                      SECURITIES
                                                                       PORTFOLIO
                                                          ----------------------------------
                                                               2003               2002
                                                          ---------------    ---------------
Operations:
   Investment income - net                                $     7,325,002    $    15,144,759
   Net realized gains (losses) on investments                     308,890          1,347,761
   Net change in unrealized appreciation or
    depreciation of investments                                 1,213,040          4,802,232
                                                          ---------------    ---------------
    Net increase (decrease) in net assets
     resulting from operations                                  8,846,932         21,294,752
                                                          ---------------    ---------------
Distributions to shareholders from:
   Investment income - net                                              -           (149,451)
                                                          ---------------    ---------------
    Total distributions                                                 -           (149,451)
                                                          ---------------    ---------------
Capital share transactions (note 8):
   Proceeds from sales                                         23,338,229         84,155,070
   Shares issued as a result of reinvested
    distributions                                                       -            149,451
  Payments for redemption of shares                           (21,072,174)       (85,789,175)
                                                          ---------------    ---------------
    Increase (decrease) in net assets from
     capital share transactions                                 2,266,055         (1,484,654)
                                                          ---------------    ---------------
    Total increase (decrease) in net assets                    11,112,987         19,660,647
                                                          ---------------    ---------------
Net assets at beginning of year                               249,801,900        230,141,253
                                                          ---------------    ---------------
Net assets at end of period*                              $   260,914,887    $   249,801,900
                                                          ===============    ===============
* including undistributed net investment
  income (loss) of                                        $     7,325,002    $             -

                                                                                                             CAPITAL
                                                                        INDEX 500                          APPRECIATION
                                                                        PORTFOLIO                           PORTFOLIO
                                                          ----------------------------------    ----------------------------------
                                                               2003               2002                2003              2002
                                                          ---------------    ---------------    ---------------    ---------------
Operations:
   Investment income (loss) - net                         $     2,751,116    $     5,653,756    $       (73,193)   $       (59,387)
   Net realized gains (losses) on investments                  (2,504,195)       (14,080,438)       (30,198,128)       (45,440,110)
   Net change in unrealized appreciation or
    depreciation of investments                                47,012,988       (111,250,609)        44,266,838        (32,193,205)
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets
     resulting from operations                                 47,259,909       (119,677,291)        13,995,517        (77,692,702)
                                                          ---------------    ---------------    ---------------    ---------------
Capital share transactions (note 8):
   Proceeds from sales                                         42,170,472        150,581,510          8,015,516         29,697,407
   Shares issued as a result of reinvested
    distributions                                                       -                  -                  -                  -
   Payments for redemption of shares                          (42,401,792)      (132,651,131)       (17,349,338)       (55,271,553)
                                                          ---------------    ---------------    ---------------    ---------------
    Increase (decrease) in net assets from
     capital share transactions                                  (231,320)        17,930,379         (9,333,822)       (25,574,146)
                                                          ---------------    ---------------    ---------------    ---------------
    Total increase (decrease) in net assets                    47,028,589       (101,746,912)         4,661,695       (103,266,848)
                                                          ---------------    ---------------    ---------------    ---------------
Net assets at beginning of year                               418,897,379        520,644,291        153,487,894        256,754,742
                                                          ---------------    ---------------    ---------------    ---------------
Net assets at end of period*                              $   465,925,968    $   418,897,379    $   158,149,589    $   153,487,894
                                                          ===============    ===============    ===============    ===============

* including undistributed net investment
  income (loss) of                                        $     2,751,116    $             -    $       (73,193)   $             -


See accompanying notes to financial statements.

                                                                     INTERNATIONAL                         SMALL COMPANY
                                                                         STOCK                                GROWTH
                                                                       PORTFOLIO                             PORTFOLIO
                                                          ----------------------------------    ----------------------------------
                                                                 2003              2002               2003              2002
                                                          ---------------    ---------------    ---------------    ---------------
Operations:
   Investment income (loss) - net                         $     3,965,703    $     4,806,386    $      (433,408)   $    (1,093,804)
   Net realized gains (losses) on investments                  (1,681,503)       (22,687,615)       (18,318,998)       (29,123,438)
   Net change in unrealized appreciation or
    depreciation of investments                                26,818,646        (31,554,290)        40,819,162        (30,287,303)
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets
     resulting from operations                                 29,102,846        (49,435,519)        22,066,756        (60,504,545)
                                                          ---------------    ---------------    ---------------    ---------------
Capital share transactions (note 8):
   Proceeds from sales                                         15,719,718         64,539,470          7,796,484         33,323,885
   Shares issued as a result of reinvested
    distributions                                                       -                  -                  -                  -
   Payments for redemption of shares                          (21,661,935)       (70,632,109)       (11,742,780)       (43,636,884)
                                                          ---------------    ---------------    ---------------    ---------------
    Increase (decrease) in net assets from
     capital share transactions                                (5,942,217)        (6,092,639)        (3,946,296)       (10,312,999)
                                                          ---------------    ---------------    ---------------    ---------------
    Total increase (decrease) in net assets                    23,160,629        (55,528,158)        18,120,460        (70,817,544)
                                                          ---------------    ---------------    ---------------    ---------------
Net assets at beginning of year                               223,016,999        278,545,157        122,887,622        193,705,166
                                                          ---------------    ---------------    ---------------    ---------------
Net assets at end of period*                              $   246,177,628    $   223,016,999    $   141,008,082    $   122,887,622
                                                          ===============    ===============    ===============    ===============
* including undistributed net investment
  income (loss) of                                        $     3,965,703    $             -    $      (433,408)   $             -

                                                                      MATURING
                                                                     GOVERNMENT
                                                                      BOND 2006
                                                                      PORTFOLIO
                                                          ----------------------------------
                                                               2003                 2002
                                                          ---------------    ---------------
Operations:
   Investment income (loss) - net                         $       225,830    $       454,094
   Net realized gains (losses) on investments                      43,629             (2,018)
   Net change in unrealized appreciation or
    depreciation of investments                                    73,237            683,743
                                                          ---------------    ---------------
    Net increase (decrease) in net assets
     resulting from operations                                    342,696          1,135,819
                                                          ---------------    ---------------
Capital share transactions (note 8):
   Proceeds from sales                                          1,623,981          2,842,650
   Shares issued as a result of reinvested
    distributions                                                       -                  -
   Payments for redemption of shares                             (829,184)        (2,023,006)
                                                          ---------------    ---------------
    Increase (decrease) in net assets from
     capital share transactions                                   794,797            819,644
                                                          ---------------    ---------------
    Total increase (decrease) in net assets                     1,137,493          1,955,463
                                                          ---------------    ---------------
Net assets at beginning of year                                10,649,576          8,694,113
                                                          ---------------    ---------------
Net assets at end of period*                              $    11,787,069    $    10,649,576
                                                          ===============    ===============

* including undistributed net investment
  income (loss) of                                        $       225,830    $             -

See accompanying notes to financial statements.

                                                                        MATURING
                                                                       GOVERNMENT                            VALUE
                                                                        BOND 2010                            STOCK
                                                                        PORTFOLIO                          PORTFOLIO
                                                          ----------------------------------    ----------------------------------
                                                               2003                2002             2003                 2002
                                                          ---------------    ---------------    ---------------    ---------------
Operations:
   Investment income (loss) - net                         $       191,877    $       334,636    $       737,307    $     1,633,346
   Net realized gains (losses) on investments                      19,558            146,915           (635,886)       (12,030,116)
   Net change in unrealized appreciation or
    depreciation of investments                                   435,518            668,644         11,884,473        (10,871,046)
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets
     resulting from operations                                    646,953          1,150,195         11,985,894        (21,267,816)
                                                          ---------------    ---------------    ---------------    ---------------
Distributions to shareholders from:
   Investment income - net                                              -             (5,251)                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
     Total distributions                                                -             (5,251)                 -                  -
                                                          ---------------    ---------------    ---------------    ---------------
Capital share transactions (note 8):
   Proceeds from sales                                          1,719,519          4,504,972          6,935,036         27,010,207
   Shares issued as a result of reinvested
    distributions                                                       -              5,251                  -                  -
   Payments for redemption of shares                           (1,297,737)        (2,151,071)       (10,822,275)       (34,540,569)
                                                          ---------------    ---------------    ---------------    ---------------
    Increase (decrease) in net assets from
     capital share transactions                                   421,782          2,359,152         (3,887,239)        (7,530,362)
                                                          ---------------    ---------------    ---------------    ---------------
     Total increase (decrease) in net assets                    1,068,735          3,504,096          8,098,655        (28,798,178)
                                                          ---------------    ---------------    ---------------    ---------------
Net assets at beginning of year                                 9,358,885          5,854,789        112,802,677        141,600,855
                                                          ---------------    ---------------    ---------------    ---------------
Net assets at end of period*                              $    10,427,620    $     9,358,885    $   120,901,332    $   112,802,677
                                                          ===============    ===============    ===============    ===============

* including undistributed net investment
  income (loss) of                                        $       191,877    $             -    $       737,307    $             -

See accompanying notes to financial statements.

                                                                   SMALL COMPANY                            INTERNATIONAL
                                                                       VALUE                                    BOND
                                                                     PORTFOLIO                               PORTFOLIO
                                                          ----------------------------------    ----------------------------------
                                                               2003                2002              2003               2002
                                                          ---------------    ---------------    ---------------    ---------------
Operations:
   Investment income (loss) - net                         $       (73,931)   $      (222,707)   $       951,499    $     2,067,148
   Net realized gains (losses) on investments                  (4,616,078)           785,620          5,552,700          1,930,169
   Net change in unrealized appreciation or
    depreciation of investments                                11,867,446        (15,359,753)          (471,084)         3,706,907
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets
     resulting from operations                                  7,177,437        (14,796,840)         6,033,115          7,704,224
                                                          ---------------    ---------------    ---------------    ---------------
Distributions to shareholders from:
   Investment income - net                                              -                  -                  -           (121,774)
                                                          ---------------    ---------------    ---------------    ---------------
     Total distributions                                                -                  -                  -           (121,774)
                                                          ---------------    ---------------    ---------------    ---------------
Capital share transactions (note 8):
   Proceeds from sales                                          6,358,602         47,828,722         12,936,551         13,831,379
   Shares issued as a result of reinvested
    distributions                                                       -                  -                  -            121,774
   Payments for redemption of shares                           (5,949,674)       (19,425,312)        (5,745,286)        (7,810,703)
                                                          ---------------    ---------------    ---------------    ---------------
    Increase (decrease) in net assets from
     capital share transactions                                   408,928         28,403,410          7,191,265          6,142,450
                                                          ---------------    ---------------    ---------------    ---------------
     Total increase (decrease) in net assets                    7,586,365         13,606,570         13,224,380         13,724,900
                                                          ---------------    ---------------    ---------------    ---------------
Net assets at beginning of year                                54,943,762         41,337,192         53,682,643         39,957,743
                                                          ---------------    ---------------    ---------------    ---------------
Net assets at end of period*                              $    62,530,127    $    54,943,762    $    66,907,023    $    53,682,643
                                                          ===============    ===============    ===============    ===============
* including undistributed net investment
  income (loss) of                                        $       (73,931)   $             -    $       458,882    $      (492,617)

                                                                     INDEX 400
                                                                      MID-CAP
                                                                     PORTFOLIO
                                                          ----------------------------------
                                                               2003               2002
                                                          ---------------    ---------------
Operations:
   Investment income (loss) - net                         $       138,238    $       180,199
   Net realized gains (losses) on investments                    (481,118)          (823,490)
   Net change in unrealized appreciation or
    depreciation of investments                                 5,232,777         (6,897,612)
                                                          ---------------    ---------------
    Net increase (decrease) in net assets
     resulting from operations                                  4,889,897         (7,540,903)
                                                          ---------------    ---------------
Distributions to shareholders from:
   Investment income - net                                              -                  -
                                                          ---------------    ---------------
     Total distributions                                                -                  -
                                                          ---------------    ---------------
Capital share transactions (note 8):
   Proceeds from sales                                          8,032,821         23,581,687
   Shares issued as a result of reinvested
    distributions                                                       -                  -
   Payments for redemption of shares                           (8,375,153)       (15,273,980)
                                                          ---------------    ---------------
    Increase (decrease) in net assets from
     capital share transactions                                  (342,332)         8,307,707
                                                          ---------------    ---------------
     Total increase (decrease) in net assets                    4,547,565            766,804
                                                          ---------------    ---------------
Net assets at beginning of year                                41,835,494         41,068,690
                                                          ---------------    ---------------
Net assets at end of period*                              $    46,383,059    $    41,835,494
                                                          ===============    ===============
* including undistributed net investment
  income (loss) of                                        $       138,238    $             -

Advantus Series Fund, Inc.
Statements of Changes in Net Assets

PERIOD FROM JANUARY 1, 2003 TO JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002 (UNAUDITED)

                                                                          CORE                             MICRO-CAP
                                                                         EQUITY                             GROWTH
                                                                        PORTFOLIO                          PORTFOLIO
                                                          ----------------------------------    ----------------------------------
                                                               2003                2002              2003                2002
                                                          ---------------    ---------------    ---------------    ---------------
Operations:
   Investment income (loss) - net                         $        63,224    $        92,903    $      (126,726)   $      (360,230)
   Net realized gains (losses) on investments                  (5,808,173)        (2,487,222)        (1,430,844)        (7,005,781)
   Net change in unrealized appreciation or
    depreciation of investments                                 7,571,331         (5,495,748)         7,872,748        (11,905,885)
                                                          ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets
     resulting from operations                                  1,826,382         (7,890,067)         6,315,178        (19,271,896)
                                                          ---------------    ---------------    ---------------    ---------------
Distributions to shareholders from:
   Investment income - net                                              -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
     Total distributions                                                -                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
Capital share transactions (note 8):
   Proceeds from sales                                          2,400,338          8,725,818          2,742,476         10,767,492
   Shares issued as a result of reinvested
    distributions                                                       -                  -                  -                  -
   Payments for redemption of shares                           (3,562,936)        (7,249,004)        (2,954,647)       (12,020,683)
                                                          ---------------    ---------------    ---------------    ---------------
     Increase (decrease) in net assets from
       capital share transactions                              (1,162,598)         1,476,814           (212,171)        (1,253,191)
                                                          ---------------    ---------------    ---------------    ---------------
    Total increase (decrease) in net assets                       663,784         (6,413,253)         6,103,007        (20,525,087)
                                                          ---------------    ---------------    ---------------    ---------------
Net assets at beginning of year                                20,465,432         26,878,685         24,503,853         45,028,940
                                                          ---------------    ---------------    ---------------    ---------------
Net assets at end of period*                              $    21,129,216    $    20,465,432    $    30,606,860    $    24,503,853
                                                          ===============    ===============    ===============    ===============
* including undistributed net investment
  income (loss) of                                        $        63,224    $             -    $      (126,726)   $             -

See accompanying notes to financial statements.


                                                                     REAL ESTATE
                                                                      SECURITIES
                                                                      PORTFOLIO
                                                          ----------------------------------
                                                               2003               2002
                                                          ---------------    ---------------
Operations:
   Investment income (loss) - net                         $       754,831    $       875,467
   Net realized gains (losses) on investments                     400,455           (131,672)
   Net change in unrealized appreciation or
    depreciation of investments                                 4,447,115             96,138
                                                          ---------------    ---------------
    Net increase (decrease) in net assets
     resulting from operations                                  5,602,401            839,933
                                                          ---------------    ---------------
Distributions to shareholders from:
   Investment income - net                                              -             (4,101)
                                                          ---------------    ---------------
     Total distributions                                                -             (4,101)
                                                          ---------------    ---------------
Capital share transactions (note 8):
   Proceeds from sales                                          5,273,765         26,881,306
   Shares issued as a result of reinvested
    distributions                                                       -              4,101
   Payments for redemption of shares                           (3,818,987)        (9,447,280)
                                                          ---------------    ---------------
     Increase (decrease) in net assets from
       capital share transactions                               1,454,778         17,438,127
                                                          ---------------    ---------------
    Total increase (decrease) in net assets                     7,057,179         18,273,959
                                                          ---------------    ---------------
Net assets at beginning of year                                33,912,014         15,638,055
                                                          ---------------    ---------------
Net assets at end of period*                              $    40,969,193    $    33,912,014
                                                          ===============    ===============
* including undistributed net investment
  income (loss) of                                        $       754,831    $             -

Advantus Series Fund, Inc.
Notes to Financial Statements

JUNE 30, 2003

(1)   ORGANIZATION

      Advantus Series Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 (as amended) with a series of eighteen portfolios (Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, International Bond, Index 400 Mid-Cap, Core Equity, Micro-Cap Growth and Real Estate Securities), each of which (except International Bond Portfolio) is an open-ended, diversified investment company. International Bond Portfolio is an open-ended, non-diversified investment company. The Fund's prospectus provides a detailed description of each Portfolio's investment objective, policies and strategies.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately. Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company's (Minnesota Life) separate accounts in connection with Minnesota Life variable contracts and policies.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The significant accounting policies followed by the Fund are as follows:

   USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS IN SECURITIES

      Each Portfolio's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central
Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Short-term securities, with the exception of those held in Money Market, International Stock, Core Equity and International Bond Portfolios, are valued at market. For International Stock, Core Equity and International Bond Portfolios, short-term securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities in Money Market are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share. However, there is no assurance the portfolio will maintain the $1 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date, or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

   FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

International Stock and International Bond also may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Stock or International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Stock and International Bond are subject to the credit risk that the other party will not complete the obligations of the contract.

   FUTURES TRANSACTIONS

      To gain exposure to or protect itself from market changes, the Portfolios may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolios may also buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expired.

   FEDERAL TAXES

      Each Portfolio's policy is to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each Portfolio within the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio's policy is to make the required minimum distributions prior to December 31, in order to avoid Federal excise tax.

For federal income tax purposes, the following Portfolios had capital loss carryovers and/or post October losses at December 31, 2002 which, if not offset by subsequent capital gains, will expire December 31, 2003 through

2009. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire:

Growth                                                            $  108,750,527
Bond                                                                   4,365,625
Asset Allocation                                                      99,502,598
Mortgage Securities                                                      476,556
Index 500                                                             20,785,007
Capital Appreciation                                                 101,874,033
International Stock                                                   22,990,348
Small Company Growth                                                  63,953,052
Maturing Government Bond 2006                                             47,895
Value Stock                                                           28,364,571
Index 400 Mid Cap                                                        901,189
Core Equity                                                            3,867,512
Micro-Cap Growth                                                      19,295,583
Real Estate Securities                                                   260,378

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Portfolio.

The tax character of distributions paid for the periods indicated is a follows:


                                            PERIOD ENDED      YEAR ENDED
                                              JUNE 30,        DECEMBER 31,
                                            ------------------------------
                                                2003               2002
                                            ------------       -----------
Money Market
Distributions paid from:
Ordinary income                             $          -       $ 1,962,910
Long-term capital gain                                 -                 -
Mortgage Securities
Distributions paid from:
Ordinary income                                        -           149,451
Long-term capital gain                                 -                 -
Maturing Government Bond 2002
Distributions paid from:
Ordinary income                                        -           212,720
Long-term capital gain                                 -            76,462
Maturing Government Bond 2010
Distributions paid from:
Ordinary income                                        -             5,251
Long-term capital gain                                 -                 -
International Bond
Distributions paid from:
Ordinary income                                        -           121,774
Long-term capital gain                                 -                 -
Real Estate Securities
Distributions paid from:
Ordinary income                                        -             4,101
Long-term capital gain                                 -                 -

   DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders from net investment income for Money Market are declared daily and reinvested at month-end in additional shares of capital stock. For Portfolios other than Money Market, distributions from net investment income and realized gains, if any, will generally be declared and reinvested in additional shares on an annual basis.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

      Delivery and payment for securities which have been purchased by the Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2003, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments of $5,638,456 and $7,097,962, respectively. Each Portfolio has segregated assets with the custodian to cover such when-issued and forward commitments.

(3)   INVESTMENT SECURITY TRANSACTIONS

         For the period ended June 30, 2003, the cost of purchases and proceeds from sales of investment securities aggregated $1,533,595,484 and $1,511,085,494 respectively, for Money Market Portfolio. For the other Portfolios, the cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the period ended June 30, 2003 were as follows:

                                                        PURCHASES          SALES
                                                     --------------   --------------
Growth                                               $  207,984,087   $  217,671,733
Bond                                                    206,133,919      193,363,190
Asset Allocation                                        284,360,071      295,174,198
Mortgage Securities                                     117,404,126       84,641,612
Index 500                                                13,146,380        8,800,897
Capital Appreciation                                    146,188,007      154,831,977
International Stock                                      27,477,090       28,458,026
Small Company Growth                                     40,160,154       40,638,104
Maturing Government Bond 2006                             1,353,352          577,603
Maturing Government Bond 2010                               973,739          441,374
Value Stock                                              76,477,122       79,813,086
Small Company Value                                      16,059,063       13,760,605
International Bond                                      132,095,181      131,069,311
Index 400 Mid-Cap                                         2,473,515        3,011,489
Core Equity                                              23,166,522       26,007,991
Micro-Cap Growth                                          8,017,245        7,264,925
Real Estate Securities                                   10,684,965        7,754,966

(4)   FORWARD FOREIGN CURRENCY CONTRACTS

      On June 30, 2003, International Bond had entered into forward currency contracts that obligate International Bond to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

EXCHANGE     CURRENCY TO BE       CURRENCY TO BE         UNREALIZED       UNREALIZED
  DATE         DELIVERED             RECEIVED           APPRECIATION     DEPRECIATION
--------   -----------------   ---------------------   ---------------   ------------
7/03/03      1,729,107   EUR         1,200,000   GBP   $             -   $      4,913
7/03/03      1,200,000   GBP         1,672,451   EUR                 -         59,950
7/10/03    250,000,000   JPY         1,810,958   EUR                 -          4,310
7/10/03    205,000,000   JPY         1,484,217   EUR                 -          4,417
7/14/03    302,351,940   JPY         1,620,000   GBP           151,631              -
7/14/03      1,868,640   USD         1,200,000   GBP           112,449              -
7/14/03      1,200,000   GBP         1,912,380   USD                 -         68,709
7/15/03        121,230   USD           400,000   BRL            18,241              -
7/15/03        400,000   BRL           106,485   USD                 -         32,987
7/15/03        106,485   USD           107,942   EUR            17,559              -
7/15/03        108,328   EUR           121,230   USD                 -          3,257
7/22/03      5,900,000   SEK           642,436   EUR               791              -
7/22/03     15,200,000   SEK         1,667,709   EUR            16,548              -
7/22/03      1,657,724   EUR        15,200,000   SEK                 -          5,068
7/22/03     20,100,000   SEK         2,200,352   EUR            16,164              -
7/22/03      6,500,000   SEK           712,938   EUR             6,816              -
7/22/03      2,285,988   EUR        21,000,000   SEK                 -          2,072
7/22/03      2,173,412   EUR        20,000,000   SEK             2,302              -
7/22/03      2,958,716   EUR        27,100,000   SEK                 -         12,677
7/24/03      6,600,000   CAD         4,150,030   EUR                 -        108,261
7/24/03      1,930,863   EUR         3,100,000   CAD            71,999              -
7/24/03      2,563,301   EUR         4,100,000   CAD            84,210              -
7/24/03        460,000   CAD           286,729   EUR                 -         10,437
7/24/03      1,477,616   EUR         2,350,000   CAD            38,601              -
7/24/03      3,031,468   USD         4,100,000   CAD           225,843              -
7/24/03      2,915,452   CAD         2,915,452   USD                 -        116,016
8/06/03      1,670,576   EUR         1,200,000   GBP            59,909              -
8/06/03      1,200,000   GBP         1,726,681   EUR             4,610              -
8/06/03      1,200,000   GBP       222,516,600   JPY                 -        119,615
8/25/03      5,700,000   USD         4,890,605   EUR                 -         78,980
8/25/03      2,300,000   USD         1,955,284   EUR                 -         52,694
8/25/03      6,930,358   EUR         8,200,000   USD           234,588              -
8/26/03        185,470   EUR   314,000,000,000   TRL             8,743              -
8/26/03    314,000,000   TRL               177   EUR                 -             18
8/28/03      2,920,000   CAD         1,793,480   EUR                 -         97,282
9/05/03      1,296,800   USD           800,000   GBP            21,323              -
9/10/03    263,000,000   JPY         3,381,810   AUD            60,520              -
9/10/03    140,004,000   JPY         1,800,000   AUD            32,046              -
9/10/03     11,666,901   EUR     1,615,300,000   JPY           123,353              -
9/10/03      7,190,580   EUR       992,300,000   JPY            48,839              -
9/10/03      2,724,077   EUR       372,000,000   JPY                           14,347
9/10/03      1,500,370   EUR       202,700,000   JPY            26,246
                                                       ---------------   ------------
                                                       $     1,383,331   $    796,010
                                                       ===============   ============

AUD                                      Australian Dollar
BRL                                         Brazilian Real
CAD                                        Canadian Dollar
EUR                                                   Euro
GBP                                 British Sterling Pound
JPY                                           Japanese Yen
SEK                                          Swedish Krona
TRL                                           Turkish Lira
USD                                   United States Dollar

(5)   EXPENSES AND RELATED PARTY TRANSACTIONS

      The Fund has an investment advisory agreement with Advantus Capital Management, Inc. (Advantus Capital), a wholly-owned subsidiary of Securian Financial Group, covering the Bond Portfolio, Money Market Portfolio, Mortgage Securities Portfolio, Index 500 Portfolio, International Stock Portfolio, Small Company Growth Portfolio, Maturing Government Bond Portfolios, Small Company Value Portfolio, International Bond Portfolio, Index 400 Mid-Cap Portfolio, Micro-Cap Growth Portfolio and Real Estate Securities Portfolio. Under the advisory agreement, Advantus Capital manages each Portfolio's assets and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

      In April 2003, Advantus Capital (at that time also the investment adviser to the Asset Allocation, Capital Appreciation, Growth, Core Equity and Value Stock Portfolios) and certain companies affiliated with Advantus Capital entered into a Strategic Alliance Agreement and a related Purchase Agreement with Waddell & Reed Financial, Inc. (W&R), a leading U.S. mutual fund firm, its affiliate, Waddell & Reed Investment Management Co. (WRIMCO), and certain other companies affiliated with W&R. Under these agreements, Advantus Capital agreed to sell to WRIMCO its assets related to the actively managed equity Portfolios of the Fund, with the exception of Real Estate Securities Portfolio (nine Portfolios in total). Advantus Capital recommended to the Board of Directors of the Fund that these Portfolios be merged into similar existing portfolios of the W&R Target Funds, Inc. (Target Funds), an investment company managed by WRIMCO, or, where there is not a similar existing portfolio, into a newly formed shell portfolio of the Target Funds. The Board of Directors has approved each Portfolio's merger subject to approval of the shareholders of the Portfolio. Shareholders of the affected Portfolios were presented with a merger proposal in August of 2003. In connection with the agreements discussed above, and effective May 1, 2003, the Board of Directors of the Fund appointed WRIMCO to act as the investment adviser to Asset Allocation Portfolio, Capital Appreciation Portfolio, Growth Portfolio, Core Equity Portfolio and Value Stock Portfolio on an interim basis prior to the mergers. WRIMCO provides services to the Growth Portfolio, Asset Allocation Portfolio, Capital Appreciation Portfolio, Value Stock Portfolio, and the Core Equity Portfolio that are similiar to the services provided by Advantus Capital to the other Portfolio's.

Each Portfolio of the Fund pays Advantus Capital, or WRIMCO in the case of Growth, Asset Allocation, Capital Appreciation, Value Stock and Core Equity Portfolios, an annual fee, based on average net assets, in the following amounts (under the interim advisory contracts, effective May 1, 2003, between WRIMCO and the Growth, Asset Allocation, Capital Appreciation, Value Stock and Core Equity Portfolios, the fees paid to WRIMCO are the same as the fees formerly paid to Advantus Capital and are held in escrow pending shareholder approval of definitive advisory contracts with WRIMCO):

                                                             ANNUAL FEE
                                              --------------------------------------------
Growth                                        .45% of assets to $1 billion;
                                              and .40% of assets exceeding $1 billion
Bond                                          .30% of assets to $500 million; and
                                              .25% of assets exceeding $500 million to
                                              $1 billion; and .20% of assets exceeding
                                              $1 billion
Money Market                                  .25% of assets to $1 billion;
                                              and .20% of assets exceeding $1 billion
Asset Allocation                              .35% of assets to $1 billion;
                                              and .30% of assets exceeding $1 billion
Mortgage Securities                           .30% of assets to $1 billion;
                                              and .25% of assets exceeding $1 billion
Index 500                                     .15% of assets to $250 million;
                                              and .10% of assets exceeding $250 million
                                              to $1 billion;
                                              and .075% of assets exceeding $1 billion
Capital Appreciation                          .50% of assets to $1 billion;
                                              and .45% of assets to $1 billion
International Stock                           .60% of assets to $ 250 million;
                                              and .55% of assets exceeding $250 million
                                              to $500 million;
                                              and .50% of assets exceeding $500 million
                                              to $1 billion;
                                              and .45% of assets exceeding $1 billion
Small Company Growth                          .65% of assets to $1 billion;
                                              and .60% of assets exceeding $1 billion
Maturing Government Bond 2006                 .25%
Maturing Government Bond 2010                 .25%
Value Stock                                   .50% of assets to $500 million;
                                              and .45% of assets exceeding $500 million
                                              to $1 billion;
                                              and .40% of assets exceeding $1 billion
Small Company Value                           .70% of assets to $1 billion;
                                              and .65% of assets exceeding $1 billion
International Bond                            .60% of assets to $1 billion;
                                              and .55% of assets exceeding $1 billion
Index 400 Mid-Cap                             .15% of assets to $ 250 million;
                                              .10% of assets exceeding $250 million
                                              to $1 billion;
                                              and .075% of assets exceeding $1 billion
Core Equity                                   .50%
Micro-Cap Growth                              .95%
Real Estate Securities                        .60% of assets to $1 billion; and .55% of
                                              assets exceeding $1 billion

Advantus Capital has sub-advisory agreements with the following registered investment advisers. Under the sub-advisory agreements, Advantus Capital pays the sub-advisers an annual fee based on average daily net assets, in the following amounts:

PORTFOLIO                   SUB-ADVISOR                           FEE
--------------------   -----------------------   -----------------------------------------
International Stock    Templeton Investment
                       Counsel, LLC              .70% of average daily net assets to
                                                 $10 million;
                                                 .65% of average daily net assets
                                                 exceeding $10 million to $25 million;
                                                 .55% of average daily net assets
                                                 exceeding $25 million to $50;
                                                 .50% of average daily net assets
                                                 exceeding $50 million to $100 million;
                                                 and .40% of average daily net assets
                                                 exceeding $100 million

Small Company Growth   Credit Suisse Asset
                       Management, LLC           .65% of average daily net assets to
                                                 $150 million;
                                                 .64% of average daily net
                                                 assets to $200 million
Small Company Value    State Street Research &
                       Management Company        .65% on the first $100 million of total
                                                 assets; .60% of total assets in excess of
                                                 $100 million
International Bond     Julius Baer Investment    .30% of average daily net assets
                       Management Inc.
Micro-Cap Growth       Wall Street Associates    .85% of average daily net assets

Effective May 1, 2003, the prior sub-advisory agreement with Credit Suisse Asset Management, LLC for the Capital Appreciation Portfolio was terminated, and the Portfolio is managed directly by WRIMCO.

Effective May 1, 2003, the prior sub-advisory agreement with J.P. Morgan Investment Management Inc. for the Core Equity Portfolio was terminated, and the Portfolio is managed directly by WRIMCO.

The Fund bears certain other operating expenses including outside directors' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, and other miscellaneous expenses. Each Portfolio will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific Portfolio will be allocated based upon the proportionate net asset size of each Portfolio.

   VOLUNTARY FEE ABSORPTION

      Advantus Capital voluntarily absorbed all fees and expenses that exceeded, 1.10% of average daily net assets for the Small Company Value Portfolio, 1.07% of average daily net assets for the Core Equity Portfolio and 1.34% of average daily net assets for Micro-Cap Growth Portfolio. Advantus Capital has not agreed to absorb expenses over a specific period of time and it may cease its absorption of expenses at any time. If it does so, some Portfolio expenses would increase and thereby reduce investment return.

During the period ended June 30, 2003, Advantus Capital Management voluntarily agreed to absorb $18,123, $7,142 and $23,591 in expenses that were otherwise payable by Small Company Value, Core Equity and Micro-Cap Growth Portfolios, respectively.

   ADMINISTRATIVE SERVICE FEE

      Each Portfolio pays an administrative services fee to Minnesota Life for accounting, legal and other administrative services which Minnesota Life provides. The administrative services fee for each Portfolio is $2,100 per month. Prior to May 1, 2003, each Portfolio paid an administrative services fee of $4,300 per month, except for International Stock, International Bond and Core Equity Portfolios, each of which paid a fee of $3,100 per month.

   ACCOUNTING SERVICES

      As of April 28, 2003, the Advantus Series Fund, Inc. has an agreement with State Street Bank and Trust Company whereby State Street provides daily fund accounting and investment administration services.

   DISTRIBUTION FEES

      The Fund has adopted a Rule 12b-1 Distribution Plan covering all of its Portfolios except the Maturing Government Bond Portfolios. Each covered Portfolio pays distribution fees equal to .25% per annum of the average daily net assets of the Portfolio. These fees are paid out of the Portfolio's assets, which affects the Portfolios share price. The fees are paid to Securian Financial Services, Inc. (Securian) the Fund's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Portfolios shares. Securian may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the Distribution Plan.

(6)   STOCK INDEX FUTURES CONTRACTS

      Investments in securities as of June 30, 2003, included securities valued at $13,156,159 in the Index 500 Portfolio and $3,905,000 in the Index 400 Mid-Cap Portfolio that were used as collateral to cover initial margin deposits on 8 open September 2003 S&P 500 and 86 open September 2003 EMINI Futures purchase contracts in the Index 500 Portfolio and 48 open September 2003 Mid-Cap 400 Futures purchase contracts in the Index 400 Mid-Cap Portfolio. The market value of the open purchase contracts as of June 30, 2003, was $6,131,790 in the Index 500 Portfolio and $2,497,040 in the Index 400 Mid-Cap Portfolio with a net unrealized loss of $67,684 in the Index 500 Portfolio and a net unrealized loss of $5,123 in the Index 400 Mid-Cap Portfolio.

(7)   SECURITIES LENDING

      To enhance returns, certain portfolio's of the Fund loan securities to brokers in exchange for collateral. The Portfolios receive a fee from the brokers measured as a percent of the loaned securities. At June 30, 2003, the collateral is invested in cash equivalents and repurchase agreements and must be 102% of the value of securities loaned. The risks to the portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of securities on loan and collateral held for each of the portfolios loaning securities at June 30, 2003, were:

                                                MARKET VALUE    MARKET VALUE
                                               OF SECURITIES   OF COLLATERAL
                                                   LOANED          HELD
                                               -------------   -------------
Bond                                           $  35,125,859   $  36,158,303
Mortgage Securities                               37,367,859      38,676,477
Index 500                                         72,914,564      75,748,095
International Stock                               37,554,665      39,292,123
Small Company Growth                              36,922,670      38,891,441
Small Company Value                               12,132,867      12,718,600
Index 400 Mid-Cap                                 10,529,243      10,975,261
Micro-Cap Growth                                  10,683,055      11,335,167
Real Estate Securities                             3,187,787       3,312,166

(8)   CAPITAL SHARE TRANSACTIONS

      Transactions in shares of Portfolios for the six month period ended June 30, 2003 and the year ended December 31, 2002 were as follows:

                                              GROWTH                            BOND
                                     -------------------------        -------------------------
                                         2003          2002               2003         2002
                                     -----------   -----------        -----------   -----------
Sold                                   8,680,495    30,683,449         18,816,134    55,927,804
Issued for reinvested distributions            -             -                                -
Redeemed                             (15,577,136)  (51,403,156)       (13,951,267)  (43,278,128)
                                     -----------   -----------        -----------   -----------
                                      (6,896,641)  (20,719,707)         4,864,867    12,649,676
                                     ===========   ===========        ===========   ===========

                                           MONEY MARKET                    ASSET ALLOCATION
                                     -------------------------        -------------------------
                                         2003         2002                2003         2002
                                     -----------  ------------        -----------   -----------
Sold                                  24,151,165   143,102,900            393,214    34,613,682
Issued for reinvested distributions      568,413     1,959,381                  -             -
Redeemed                             (78,082,345) (121,416,680)       (17,582,788)  (83,428,552)
                                     -----------  ------------        -----------   -----------
                                     (53,362,767)   23,645,601        (17,189,574)  (48,814,870)
                                     ===========  ============        ===========   ===========

                                        MORTGAGE SECURITIES                   INDEX 500
                                     -------------------------        -------------------------
                                         2003         2002                2003         2002
                                     -----------   -----------        -----------   -----------
Sold                                   5,298,585    70,887,702          5,435,018   350,204,423
Issued for reinvested distributions            -       122,215                  -             -
Redeemed                              (3,482,038)  (72,842,734)        (5,800,121)  (44,752,389)
                                     -----------   -----------        -----------   -----------
                                       1,816,547    (1,832,817)          (365,103)    5,452,034
                                     ===========   ===========        ===========   ===========

                                       CAPITAL APPRECIATION              INTERNATIONAL STOCK
                                     -------------------------        -------------------------
                                         2003         2002                2003         2002
                                     -----------   -----------        -----------   -----------
Sold                                   7,259,805    23,602,544         15,133,398    51,760,827
Issued for reinvested distributions            -             -                  -             -
Redeemed                             (15,725,886)  (43,934,951)       (20,681,333)  (57,121,165)
                                     -----------   -----------        -----------   -----------
                                      (8,466,081)  (20,332,407)        (5,547,935)   (5,360,338)
                                     ===========   ===========        ===========   ===========

                                                                         MATURING GOVERNMENT
                                       SMALL COMPANY GROWTH                   BOND 2006
                                     -------------------------        -------------------------
                                         2003         2002                2003         2002
                                     -----------   -----------        -----------   -----------
Sold                                  11,782,874    43,512,133          1,176,570     2,170,329
Issued for reinvested distributions            -             -                  -             -
Redeemed                             (17,875,257)  (57,471,236)          (596,429)   (1,569,941)
                                     -----------   -----------        -----------   -----------
                                      (6,092,383)  (13,959,103)           580,141       600,388
                                     ===========   ===========        ===========   ===========

                                        MATURING GOVERNMENT
                                             BOND 2010                       VALUE STOCK
                                     -------------------------        -------------------------
                                         2003         2002                2003         2002
                                     -----------   -----------        -----------   -----------
Sold                                   1,127,373     3,138,308          5,593,739    20,073,522
Issued for reinvested distributions            -         4,183                  -             -
Redeemed                                (831,084)   (1,547,115)        (8,763,970)  (25,746,571)
                                     -----------   -----------        -----------   -----------
                                         296,289     1,595,376         (3,170,231)   (5,673,049)
                                     ===========   ===========        ===========   ===========

                                        SMALL COMPANY VALUE               INTERNATIONAL BOND
                                     -------------------------        -------------------------
                                         2003         2002                2003         2002
                                     -----------   -----------        -----------   -----------
Sold                                   6,340,595    38,656,403          9,203,184    13,936,749
Issued for reinvested distributions            -             -                  -       133,589
Redeemed                              (6,108,420)  (17,157,172)        (2,841,125)   (7,842,322)
                                     -----------   -----------        -----------   -----------
                                         232,175    21,499,231          6,362,059     6,228,016
                                     ===========   ===========        ===========   ===========

                                         INDEX 400 MID-CAP                  CORE EQUITY
                                     -------------------------        -------------------------
                                         2003         2002                2003         2002
                                     -----------   -----------        -----------   -----------
Sold                                   8,268,933    22,067,302          3,448,423    10,997,254
Issued for reinvested distributions                          -                  -             -
Redeemed                              (8,726,554)  (14,848,099)        (5,145,209)   (9,360,785)
                                     -----------   -----------        -----------   -----------
                                        (457,621)    7,219,203         (1,696,786)    1,636,469
                                     ===========   ===========        ===========   ===========

                                         MICRO-CAP GROWTH               REAL ESTATE SECURITIES
                                     -------------------------        -------------------------
                                         2003         2002                2003         2002
                                     -----------   -----------        -----------   -----------
Sold                                   3,205,033     9,491,980          4,984,441    26,219,738
Issued for reinvested distributions            -             -                  -         3,890
Redeemed                              (3,594,407)   10,493,737)        (3,711,747)   (9,427,201)
                                     -----------   -----------        -----------   -----------
                                        (389,374)   (1,001,757)         1,272,694    16,796,427
                                     ===========   ===========        ===========   ===========

(9)   ILLIQUID SECURITIES

      Each Portfolio of the Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At June 30, 2003, investments in securities of Bond, Asset Allocation and Mortgage Securities include issues that are illiquid. The aggregate values of illiquid securities held by Bond, Asset Allocation and Mortgage Securities were $8,920,767, $623,133 and $11,708,492, respectively, which represent 3.0%, 0.2%
and 4.5% of net assets, respectively. Pursuant to guidelines adopted by the Fund's Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(10)  COMMISSION RECAPTURE

      Prior to May 2, 2003 the Capital Appreciation Portfolio participates in commission recapture agreements with certain brokers whereby a portion of brokerage commissions on Security trades are refunded. The commission recapture is reported as commission reimbursement income on the statement of operations. For the period ended June 30, 2003, the Capital Appreciation Portfolio had participated in such agreements and recaptured $6,928 in brokerage commissions.

(11) FINANCIAL HIGHLIGHTS

GROWTH PORTFOLIO

                                             PERIOD FROM
                                              JANUARY 1,
                                               2003 TO
                                               JUNE 30,                          YEAR ENDED DECEMBER 31,
                                               2003(e)      -----------------------------------------------------------------
                                             (UNAUDITED)        2002          2001        2000(b)       1999          1998
                                             -----------     ----------    ----------    ---------   ----------    ----------
Net asset value, beginning of period         $      1.17     $     1.57    $     2.52    $    3.33   $     2.74    $     2.40
                                             -----------     ----------    ----------    ---------   ----------    ----------
Income from investment operations:
   Net investment income (loss)                        -(c)           -(c)          -(c)      (.01)           -(c)        .01
   Net gains (losses) on securities
     (both realized and unrealized)                  .13           (.40)         (.63)        (.68)         .67           .74
                                             -----------     ----------    ----------    ---------   ----------    ----------
       Total from investment operations              .13           (.40)         (.63)        (.69)         .67           .75
                                             -----------     ----------    ----------    ---------   ----------    ----------
Less distributions:
   Dividends from net investment income                -              -             -            -         (.01)         (.02)
   Distributions from net realized gains               -              -          (.32)        (.12)        (.07)         (.39)
                                             -----------     ----------    ----------    ---------   ----------    ----------
       Total distributions                             -              -          (.32)        (.12)        (.08)         (.41)
                                             -----------     ----------    ----------    ---------   ----------    ----------
Net asset value, end of period               $      1.30     $     1.17    $     1.57    $    2.52   $     3.33    $     2.74
                                             ===========     ==========    ==========    =========   ==========    ==========
Total return (a)                                   11.12%        (25.44)%      (24.80)%     (21.83)%      25.67%        34.70%
Net assets, end of period (in thousands)     $   211,521     $  198,421    $  298,635    $ 438,717   $  594,676    $  468,382
Ratios to average net assets:
   Expenses                                          .78%(d)        .76%          .75%         .68%         .53%          .53%
   Net investment income (loss)                      .17%(d)        .19%         (.11)%       (.23)%        .12%          .40%
Portfolio turnover rate (excluding
  short-term securities)                           106.9%          98.7%        119.9%       119.2%        65.3%         66.4%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(b) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(c) Amount is less than $.01.
(d) Adjusted to an annual basis.
(e) Effective May 1, 2003 the Portfolio entered into an interim advisory agreement with Waddell & Reed Investment Management Company, which replaced the prior investment advisory agreement.

BOND PORTFOLIO

                                          PERIOD FROM
                                           JANUARY 1,
                                           2003 TO
                                           JUNE 30,                              YEAR ENDED DECEMBER 31,
                                            2003          ---------------------------------------------------------------------
                                          (UNAUDITED)        2002          2001          2000(b)         1999           1998
                                          -----------     ----------    ----------     ----------     ----------     ----------
Net asset value, beginning of period      $     1.30      $     1.18    $     1.22     $     1.18     $     1.31     $     1.33
                                          ----------      ----------    ----------     ----------     ----------     ----------
Income from investment operations:
   Net investment income                         .03             .06           .06            .08            .07            .06
   Net gains (losses) on securities
     (both realized and unrealized)              .04             .06           .04            .03           (.10)           .01
                                          ----------      ----------    ----------     ----------     ----------     ----------
       Total from investment operations          .07             .12           .10            .11           (.03)           .07
                                          ----------      ----------    ----------     ----------     ----------     ----------
Less distributions:
   Dividends from net investment income            -               -          (.14)          (.07)          (.07)          (.07)
   Distributions from net realized gains           -               -             -              -           (.03)          (.02)
                                          ----------      ----------    ----------     ----------     ----------     ----------
       Total distributions                         -               -          (.14)          (.07)          (.10)          (.09)
                                          ----------      ----------    ----------     ----------     ----------     ----------
Net asset value, end of period            $     1.37      $     1.30    $     1.18     $     1.22     $     1.18     $     1.31
                                          ==========      ==========    ==========     ==========     ==========     ==========
Total return (a)                                4.95%          10.50%         7.90%         10.44%         (2.73)%         6.08%
Net assets, end of period (in thousands)  $  296,845      $  276,486    $  235,318     $  187,254     $  181,881     $  178,793
Ratios to average net assets:
   Expenses                                      .62%(c)         .61%          .60%           .61%           .56%           .55%
   Net investment income                        4.39%(c)        5.20%         5.96%          6.43%          5.92%          5.84%
Portfolio turnover rate (excluding
  short-term securities)                        69.3%          140.8%        197.8%         206.8%         140.8%         252.1%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(b) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(c) Adjusted to an annual basis.

MONEY MARKET PORTFOLIO

                                           PERIOD FROM
                                            JANUARY 1,
                                             2003 TO
                                             JUNE 30,                                YEAR ENDED DECEMBER 31,
                                              2003             ------------------------------------------------------------------
                                           (UNAUDITED)            2002          2001         2000(b)        1999          1998
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period       $       1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                           ------------        ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income                              -(c)            .01           .04           .06           .05           .05
                                           ------------        ----------    ----------    ----------    ----------    ----------
     Total from investment operations                 -               .01           .04           .06           .05           .05
                                           ------------        ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income               -(c)           (.01)         (.04)         (.06)         (.05)         (.05)
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, end of period             $       1.00        $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                           ============        ==========    ==========    ==========    ==========    ==========
Total return (a)                                    .36%             1.28%         3.75%         5.96%         4.71%         4.97%
Net assets, end of period (in thousands)   $    110,340        $  163,703    $  140,058    $  184,098    $  156,580    $  126,177
Ratios to average net assets:
   Expenses                                         .58%(d)           .57%          .57%          .58%          .56%          .58%
   Net investment income                            .73%(d)          1.26%         3.73%         5.83%         4.61%         4.84%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(b) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(c)  Amount is less than $.01.
(d)  Adjusted to an annual basis.

ASSET ALLOCATION PORTFOLIO

                                           PERIOD FROM
                                            JANUARY 1,
                                             2003 TO
                                             JUNE 30,                                YEAR ENDED DECEMBER 31,
                                             2003(d)           ------------------------------------------------------------------
                                           (UNAUDITED)            2002          2001         2000(b)        1999          1998
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period       $       1.32        $     1.45    $     2.00    $     2.39    $     2.28    $     2.03
                                           ------------        ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income                            .01               .04           .03           .05           .05           .05
   Net gains (losses) on securities
     (both realized and unrealized)                 .11              (.17)         (.33)         (.28)          .27           .40
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total from investment operations             .12              (.13)         (.30)         (.23)          .32           .45
                                           ------------        ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income               -                 -          (.03)         (.05)         (.10)         (.06)
   Distributions from net realized gains              -                 -          (.22)         (.11)         (.11)         (.14)
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total distributions                            -                 -          (.25)         (.16)         (.21)         (.20)
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, end of period             $       1.44        $     1.32    $     1.45    $     2.00    $     2.39    $     2.28
                                           ============        ==========    ==========    ==========    ==========    ==========
Total return (a)                                   9.18%            (8.98)%      (14.36)%      (10.40)%       15.17%        23.65%
Net assets, end of period (in thousands)   $    383,778        $  374,268    $  482,160    $  638,972    $  750,129    $  637,997
Ratios to average net assets:
   Expenses                                         .67%(c)           .65%          .64%          .61%          .53%          .53%
   Net investment income                           2.03%(c)          2.46%         1.93%         2.12%         2.28%         2.51%
Portfolio turnover rate (excluding
  short-term securities)                           79.3%            116.5%        169.4%        139.3%         97.0%        129.6%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(b) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(c)  Adjusted to an annual basis.
(d) Effective May 1, 2003 the Portfolio entered into an interim advisory agreement with Waddell & Reed Investment Management Company, which replaced the prior investment advisory agreement.

MORTGAGE SECURITIES PORTFOLIO

                                           PERIOD FROM
                                            JANUARY 1,
                                             2003 TO
                                             JUNE 30,                                YEAR ENDED DECEMBER 31,
                                              2003             ------------------------------------------------------------------
                                           (UNAUDITED)            2002          2001         2000(b)        1999          1998
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period       $       1.29        $     1.18    $     1.22    $     1.17    $     1.22    $     1.21
                                           ------------        ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income                            .04               .08           .07           .09           .07           .08
   Net gains (losses) on securities
     (both realized and unrealized)                   -               .03           .04           .04          (.05)            -
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total from investment operations             .04               .11           .11           .13           .02           .08
                                           ------------        ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income               -                 -          (.15)         (.08)         (.07)         (.07)
   Distributions from net realized gains              -                 -             -             -             -             -
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total distributions                            -                 -          (.15)         (.08)         (.07)         (.07)
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, end of period             $       1.33        $     1.29    $     1.18    $     1.22    $     1.17    $     1.22
                                           ============        ==========    ==========    ==========    ==========    ==========
Total return (a)                                   3.49%             9.66%         9.04%        11.80%         1.99%         6.57%
Net assets, end of period (in thousands)   $    260,915        $  249,802    $  230,141    $  151,141    $  138,815    $  124,358
Ratios to average net assets:
   Expenses                                         .62%(c)           .62%          .61%          .62%          .57%          .57%
   Net investment income                           5.73%(c)          6.41%         6.85%         7.30%         6.88%         6.76%
Portfolio turnover rate (excluding
  short-term securities)                           42.7%             82.4%         81.9%         48.9%         79.4%        116.7%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(b) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(c)  Adjusted to an annual basis.

INDEX 500 PORTFOLIO

                                           PERIOD FROM
                                            JANUARY 1,
                                             2003 TO
                                             JUNE 30,                                YEAR ENDED DECEMBER 31,
                                              2003             ------------------------------------------------------------------
                                           (UNAUDITED)            2002          2001         2000(b)        1999          1998
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period       $       2.70        $     3.47    $     4.05    $     4.56    $     3.91    $     3.10
                                           ------------        ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income                            .02               .04           .03           .03           .04           .04
   Net gains (losses) on securities
     (both realized and unrealized)                 .29              (.81)         (.54)         (.44)          .74           .82
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total from investment operations             .31              (.77)         (.51)         (.41)          .78           .86
                                           ------------        ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income               -                 -          (.03)         (.03)         (.07)         (.03)
   Distributions from net realized gains              -                 -          (.04)         (.07)         (.06)         (.02)
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total distributions                            -                 -          (.07)         (.10)         (.13)         (.05)
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, end of period             $       3.01        $     2.70    $     3.47    $     4.05    $     4.56    $     3.91
                                           ============        ==========    ==========    ==========    ==========    ==========
Total return (a)                                  11.48%           (22.37)%      (12.25)%       (9.39)%       20.28%        27.99%
Net assets, end of period (in thousands)   $    465,926        $  418,897    $  520,644    $  584,239    $  657,824    $  536,859
Ratios to average net assets:
   Expenses                                         .45%(c)           .43%          .42%          .44%          .45%          .44%
   Net investment income                           1.31%(c)          1.23%          .93%          .73%          .85%         1.08%
Portfolio turnover rate (excluding
  short-term securities)                            2.1%              7.8%          6.1%         12.8%         25.6%         30.2%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(b) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(c)  Adjusted to an annual basis.

CAPITAL APPRECIATION PORTFOLIO

                                           PERIOD FROM
                                            JANUARY 1,
                                             2003 TO
                                             JUNE 30,                                YEAR ENDED DECEMBER 31,
                                             2003(e)           ------------------------------------------------------------------
                                           (UNAUDITED)            2002          2001         2000(b)        1999          1998
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period       $       1.09        $     1.60    $     3.06    $     3.70    $     3.54    $     2.85
                                           ------------        ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income (loss)                       -(c)              -(c)          -(c)       (.01)         (.01)            -(c)
   Net gains (losses) on securities
     (both realized and unrealized)                 .11              (.51)         (.69)         (.30)          .64           .86
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total from investment operations             .11              (.51)         (.69)         (.31)          .63           .86
                                           ------------        ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income               -                 -             -             -             -             -
   Distributions from net realized gains              -                 -          (.77)         (.33)         (.47)         (.17)
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total distributions                            -                 -          (.77)         (.33)         (.47)         (.17)
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, end of period             $       1.20        $     1.09    $     1.60    $     3.06    $     3.70    $     3.54
                                           ============        ==========    ==========    ==========    ==========    ==========
Total return (a)                                   9.65%           (31.54)%      (24.63)%      (10.16)%       21.51%        30.83%
Net assets, end of period (in thousands)   $    158,150        $  153,488    $  256,755    $  380,983    $  457,449    $  392,800
Ratios to average net assets:
   Expenses                                         .84%(d)           .83%          .80%          .81%          .79%          .78%
   Net investment income (loss)                    (.10)%(d)         (.03)%         .11%         (.17)%        (.24)%        (.21)%
Portfolio turnover rate (excluding
  short-term securities)                           99.3%             43.0%         90.3%        193.1%        114.1%         82.7%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(b) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(c)  Amount is less than $.01.
(d)  Adjusted to an annual basis.
(e) Effective May 1, 2003 the Portfolio entered into an interim advisory agreement with Waddell & Reed Investment Management Company, which replaced the prior investment advisory agreement.

INTERNATIONAL STOCK PORTFOLIO

                                           PERIOD FROM
                                            JANUARY 1,
                                             2003 TO
                                             JUNE 30,                                YEAR ENDED DECEMBER 31,
                                              2003             ------------------------------------------------------------------
                                           (UNAUDITED)            2002          2001         2000(b)        1999          1998
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period       $       1.10        $     1.34    $     1.76    $     1.94    $     1.73    $     1.71
                                           ------------        ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income                            .02               .02           .03           .03           .04           .04
   Net gains (losses) on securities
     (both realized and unrealized)                 .13              (.26)         (.23)         (.02)          .31           .08
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total from investment operations             .15              (.24)         (.20)          .01           .35           .12
                                           ------------        ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income               -                 -          (.06)         (.03)         (.05)         (.05)
   Distributions from net realized gains              -                 -          (.16)         (.16)         (.09)         (.05)
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total distributions                            -                 -          (.22)         (.19)         (.14)         (.10)
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, end of period             $       1.25        $     1.10    $     1.34    $     1.76    $     1.94    $     1.73
                                           ============        ==========    ==========    ==========    ==========    ==========
Total return (a)                                  13.49%           (17.82)%      (11.21)%         .81%        21.43%         6.61%
Net assets, end of period (in thousands)   $    246,178        $  223,017    $  278,545    $  342,930    $  363,849    $  310,873
Ratios to average net assets:
   Expenses                                        1.06%(c)           .99%          .97%         1.07%          .90%          .94%
   Net investment income                           3.60%(c)          1.87%         1.60%         2.10%         2.03%         2.55%
Portfolio turnover rate (excluding
  short-term securities)                           12.8%             32.7%         39.4%         46.8%         34.7%         22.4%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(b) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(c)  Adjusted to an annual basis.

SMALL COMPANY GROWTH PORTFOLIO

                                           PERIOD FROM
                                            JANUARY 1,
                                             2003 TO
                                             JUNE 30,                                YEAR ENDED DECEMBER 31,
                                              2003             ------------------------------------------------------------------
                                           (UNAUDITED)            2002          2001         2000(b)        1999          1998
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period       $       0.66        $     0.97    $     2.05    $     2.44    $     1.68    $     1.65
                                           ------------        ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment loss                                -(c)           (.01)         (.01)         (.01)         (.01)            -(c)
   Net gains (losses) on securities
     (both realized and unrealized)                 .12              (.30)         (.40)         (.22)          .77           .03
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total from investment operations             .12              (.31)         (.41)         (.23)          .76           .03
                                           ------------        ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income               -                 -             -             -             -             -
   Distributions from net realized gains              -                 -          (.67)         (.16)            -             -
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total distributions                            -                 -          (.67)         (.16)            -             -
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, end of period             $       0.78        $     0.66    $     0.97    $     2.05    $     2.44    $     1.68
                                           ============        ==========    ==========    ==========    ==========    ==========
Total return (a)                                  18.62%           (31.80)%      (14.70)%      (11.28)%       45.63%         1.27%
Net assets, end of period (in thousands)   $    141,008        $  122,888    $  193,705    $  240,978    $  269,881    $  195,347
Ratios to average net assets:
   Expenses                                        1.00%(d)           .98%          .97%          .92%          .80%          .79%
   Net investment loss                             (.71)%(d)         (.73)%        (.55)%        (.47)%        (.45)%        (.28)%
Portfolio turnover rate (excluding
  short-term securities)                           33.9%             61.7%         97.8%        154.3%        105.1%         75.5%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(b) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(c)  Amount is less than $.01.
(d)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 2006 PORTFOLIO

                                           PERIOD FROM
                                            JANUARY 1,
                                             2003 TO
                                             JUNE 30,                                YEAR ENDED DECEMBER 31,
                                              2003             ------------------------------------------------------------------
                                           (UNAUDITED)            2002          2001         2000(b)        1999          1998
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period       $       1.38        $     1.22    $     1.18    $     1.09    $     1.25    $     1.16
                                           ------------        ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income                            .03               .06           .06           .07           .07           .05
   Net gains (losses) on securities
     (both realized and unrealized)                 .01               .10           .04           .09          (.16)          .11
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total from investment operations             .04               .16           .10           .16          (.09)          .16
                                           ------------        ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income               -                 -          (.06)         (.07)         (.07)         (.06)
   Excess dividends of net investment
     income                                           -                 -             -             -             -          (.01)
   Distributions from net realized gains              -                 -             -             -             -             -
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total distributions                            -                 -          (.06)         (.07)         (.07)         (.07)
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, end of period             $       1.42        $     1.38    $     1.22    $     1.18    $     1.09    $     1.25
                                           ============        ==========    ==========    ==========    ==========    ==========
Total return (a)                                   2.97%            12.99%         8.08%        15.63%        (7.81)%       14.37%
Net assets, end of period (in thousands)   $     11,787        $   10,650    $    8,694    $    6,429    $    6,261    $    6,870
Ratios to average net assets:
   Expenses                                          78%(c)           .65%          .40%          .40%          .40%          .40%
   Net investment income                           3.99%(c)          4.81%         5.39%         5.92%         5.76%         5.57%
   Expenses without waiver                           78%(c)          1.02%         1.16%         1.41%         1.26%         1.12%
   Net investment income without waiver            3.99%(c)          4.44%         4.63%         4.91%         4.90%         4.85%
Portfolio turnover rate (excluding
  short-term securities)                            5.2%              5.9%          6.4%          3.4%         19.8%         21.6%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(b) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(c)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 2010 PORTFOLIO

                                           PERIOD FROM
                                            JANUARY 1,
                                             2003 TO
                                             JUNE 30,                                YEAR ENDED DECEMBER 31,
                                              2003             ------------------------------------------------------------------
                                           (UNAUDITED)            2002          2001         2000(b)        1999          1998
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period       $       1.51        $     1.27    $     1.35    $     1.19    $     1.41    $     1.29
                                           ------------        ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income                            .03               .05           .07           .08           .08           .06
   Net gains (losses) on securities
     (both realized and unrealized)                 .06               .19          (.01)          .17          (.24)          .12
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total from investment operations             .09               .24           .06           .25          (.16)          .18
                                           ------------        ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income               -                 -          (.14)         (.08)         (.06)         (.06)
   Distributions from net realized gains              -                 -             -          (.01)            -             -
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total distributions                            -                 -          (.14)         (.09)         (.06)         (.06)
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, end of period             $       1.60        $     1.51    $     1.27    $     1.35    $     1.19    $     1.41
                                           ============        ==========    ==========    ==========    ==========    ==========
Total return (a)                                   6.34%            18.85%         4.96%        21.36%       (11.54)%       14.28%
Net assets, end of period (in thousands)   $     10,428        $    9,359    $    5,855    $    5,537    $    4,942    $    5,648
Ratios to average net assets:
   Expenses                                         .81%(c)           .65%          .40%          .40%          .40%          .40%
   Net investment income                           3.79%(c)          4.79%         5.49%         6.22%         5.82%         5.48%
   Expenses without waiver                          .81%(c)          1.28%         1.42%         1.66%         1.43%         1.33%
   Net investment income without waiver            3.79%(c)          4.16%         4.47%         4.96%         4.79%         4.55%
Portfolio turnover rate (excluding
  short-term securities)                            4.5%             19.1%         17.3%          8.3%         28.4%         28.2%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(b) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(c)  Adjusted to an annual basis.

VALUE STOCK PORTFOLIO

                                           PERIOD FROM
                                            JANUARY 1,
                                             2003 TO
                                             JUNE 30,                                YEAR ENDED DECEMBER 31,
                                             2003(d)           ------------------------------------------------------------------
                                           (UNAUDITED)            2002          2001         2000(b)        1999          1998
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period       $       1.25        $     1.48    $     1.67    $     1.71    $     1.76    $     1.73
                                           ------------        ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income                            .01               .02           .02           .01           .02           .03
   Net gains (losses) on securities
     (both realized and unrealized)                 .13              (.25)         (.19)         (.03)         (.02)            -
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total from investment operations             .14              (.23)         (.17)         (.02)            -           .03
                                           ------------        ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income               -                 -          (.02)         (.02)         (.05)            -
   Distributions from net realized gains              -                 -             -             -             -             -
                                           ------------        ----------    ----------    ----------    ----------    ----------
       Total distributions                            -                 -          (.02)         (.02)         (.05)            -
                                           ------------        ----------    ----------    ----------    ----------    ----------
Net asset value, end of period             $       1.39        $     1.25    $     1.48    $     1.67    $     1.71    $     1.76
                                           ============        ==========    ==========    ==========    ==========    ==========
Total return (a)                                  11.09%           (15.32)%      (10.45)%       (1.61)%         .27%         1.75%
Net assets, end of period (in thousands)   $    120,901        $  112,803    $  141,601    $  166,134    $  191,380    $  214,046
Ratios to average net assets:
   Expenses                                         .84%(c)           .83%          .84%          .83%          .80%          .79%
   Net investment income                           1.32%(c)          1.27%         1.10%          .84%         1.26%         1.54%
Portfolio turnover rate (excluding
  short-term securities)                           68.8%            112.4%        132.7%        163.1%        131.2%         88.9%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(b) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(c)  Adjusted to an annual basis.
(d) Effective May 1, 2003 the Portfolio entered into an interim advisory agreement with Waddell & Reed Investment Management Company, which replaced the prior investment advisory agreement.

SMALL COMPANY VALUE PORTFOLIO

                                                 PERIOD FROM
                                                  JANUARY 1,
                                                   2003 TO
                                                   JUNE 30,                           YEAR ENDED DECEMBER 31,
                                                    2003            ------------------------------------------------------------
                                                 (UNAUDITED)          2002         2001        2000(b)        1999        1998
                                                 -----------        --------     --------     --------      --------     -------
Net asset value, beginning of period              $    1.02         $   1.27     $   1.16     $   0.91      $   0.95     $  1.03
                                                  ---------         --------     --------     --------      --------     -------
Income from investment operations:
   Net investment income (loss)                           -(c)             -(c)         -(c)         -(c)        .01         .01
   Net gains (losses) on securities
     (both realized and unrealized)                     .13             (.25)         .18          .25          (.04)       (.08)
                                                  ---------         --------     --------     --------      --------     -------
       Total from investment operations                 .13             (.25)         .18          .25          (.03)       (.07)
                                                  ---------         --------     --------     --------      --------     -------
Less distributions:
   Dividends from net investment income                   -                -            -            -          (.01)       (.01)
   Distributions from net realized gains                  -                -         (.06)           -             -           -
   Tax return of capital                                  -                -         (.01)           -             -           -
                                                  ---------         --------     --------     --------      --------     -------
       Total distributions                                -                -         (.07)           -          (.01)       (.01)
                                                  ---------         --------     --------     --------      --------     -------
Net asset value, end of period                    $    1.15         $   1.02     $   1.27     $   1.16      $   0.91     $  0.95
                                                  =========         ========     ========     ========      ========     =======
Total return (a)                                      13.32%          (19.98)%      15.59%       28.00%        (3.07)%     (6.75)%
Net assets, end of period (in thousands)          $  62,530         $ 54,944     $ 41,337     $ 22,564      $ 12,518     $ 8,646
Ratios to average net assets:
   Expenses                                            1.10%(d)         1.10%        1.10%        1.05%          .90%        .90%
   Net investment income (loss)                        (.27)%(d)        (.43)%       (.16)%        .29%         1.42%       1.52%
   Expenses without waiver                             1.17%(d)         1.17%        1.22%        1.58%         1.56%       1.83%
   Net investment income (loss) without waiver         (.34)%(d)        (.50)%       (.28)%       (.24)%         .76%        .59%
Portfolio turnover rate (excluding
  short-term securities)                               26.3%            38.8%        22.6%       122.0%        101.5%       70.2%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(b) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(c) Amount is less than $.01.
(d) Adjusted to an annual basis.

INTERNATIONAL BOND PORTFOLIO

                                                PERIOD FROM
                                                 JANUARY 1,
                                                  2003 TO
                                                  JUNE 30,                            YEAR ENDED DECEMBER 31,
                                                   2003            -------------------------------------------------------------
                                                (UNAUDITED)          2002         2001        2000(b)        1999         1998
                                                -----------        --------     --------     --------      --------     --------
Net asset value, beginning of period             $    1.09         $   0.92     $   0.95     $   0.94      $   1.05     $   0.98
                                                 ---------         --------     --------     --------      --------     --------
Income from investment operations:
   Net investment income                               .02              .05          .04          .04           .05          .05
   Net gains (losses) on securities
     (both realized and unrealized)                    .09              .12         (.06)        (.03)         (.13)         .11
                                                 ---------         --------     --------     --------      --------     --------
       Total from investment operations                .11              .17         (.02)         .01          (.08)         .16
                                                 ---------         --------     --------     --------      --------     --------
Less distributions:
   Dividends from net investment income                  -                -         (.01)           -          (.03)        (.03)
   Distributions from net realized gains                 -                -            -            -             -         (.06)
                                                 ---------         --------     --------     --------      --------     --------
       Total distributions                               -                -         (.01)           -          (.03)        (.09)
                                                 ---------         --------     --------     --------      --------     --------
Net asset value, end of period                   $    1.20         $   1.09     $   0.92     $   0.95      $   0.94     $   1.05
                                                 =========         ========     ========     ========      ========     ========
Total return (a)                                     10.54%           17.94%       (1.51)%       1.42%        (7.81)%      16.18%
Net assets, end of period (in thousands)         $  66,907         $ 53,683     $ 39,958     $ 37,177      $ 32,093     $ 31,152
Ratios to average net assets:
   Expenses                                           1.09%(c)         1.24%        1.20%        1.33%          .94%        1.13%
   Net investment income                              3.13%(c)         4.52%        4.50%        4.85%         5.90%        4.86%
Portfolio turnover rate (excluding
  short-term securities)                             221.3%           304.1%       251.7%       306.8%        287.4%       285.3%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(b) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(c) Adjusted to an annual basis.

INDEX 400 MID-CAP PORTFOLIO

                                                 PERIOD FROM
                                                  JANUARY 1,
                                                   2003 TO
                                                   JUNE 30,                            YEAR ENDED DECEMBER 31,
                                                    2003            -------------------------------------------------------------
                                                 (UNAUDITED)          2002         2001        2000(b)        1999         1998
                                                 -----------        --------     --------     --------      --------     --------
Net asset value, beginning of period              $    0.96         $   1.13     $   1.22     $   1.18      $   1.15     $   1.01
                                                  ---------         --------     --------     --------      --------     --------
Income from investment operations:
   Net investment income                                  -(c)             -(c)       .01          .01             -(c)       .01
   Net gains (losses) on securities
     (both realized and unrealized)                     .12             (.17)        (.03)         .19           .15          .16
                                                  ---------         --------     --------     --------      --------     --------
       Total from investment operations                 .12             (.17)        (.02)         .20           .15          .17
                                                  ---------         --------     --------     --------      --------     --------
Less distributions:
   Dividends from net investment income                   -                -         (.01)        (.01)            -         (.01)
   Distributions from net realized gains                  -                -         (.04)        (.15)         (.12)        (.02)
   Tax return of capital                                  -                -         (.02)           -             -            -
                                                  ---------         --------     --------     --------      --------     --------
       Total distributions                                -                -         (.07)        (.16)         (.12)        (.03)
                                                  ---------         --------     --------     --------      --------     --------
Net asset value, end of period                    $    1.08         $   0.96     $   1.13     $   1.22      $   1.18     $   1.15
                                                  =========         ========     ========     ========      ========     ========
Total return (a)                                      12.04%          (15.03)%      (1.07)%      16.05%        15.96%       16.68%
Net assets, end of period (in thousands)          $  46,383         $ 41,835     $ 41,069     $ 35,768      $ 24,357     $ 10,511
Ratios to average net assets:
   Expenses                                             .62%(d)          .65%         .55%         .55%          .55%         .55%
   Net investment income                                .67%(d)          .42%         .82%        1.18%          .72%         .78%
   Expenses without waiver                              .62%(d)          .65%         .67%         .80%         1.00%        1.36%
   Net investment income (loss) without waiver          .67%(d)          .42%         .70%         .93%          .27%        (.03)%
Portfolio turnover rate (excluding
  short-term securities)                                6.2%            20.0%        29.8%        78.3%         76.6%        85.4%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(b) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(c) Amount is less than $.01.
(d) Adjusted to an annual basis.

CORE EQUITY PORTFOLIO

                                                 PERIOD FROM
                                                  JANUARY 1,
                                                   2003 TO
                                                   JUNE 30,                            YEAR ENDED DECEMBER 31,
                                                   2003(e)          -------------------------------------------------------------
                                                 (UNAUDITED)          2002         2001        2000(b)        1999         1998
                                                 -----------        --------     --------     --------      --------     --------
Net asset value, beginning of period              $    0.70         $   0.98     $   1.06     $   1.16      $   1.14     $   0.97
                                                  ---------         --------     --------     --------      --------     --------
Income from investment operations:
   Net investment income                                  -(c)             -(c)         -(c)         -(c)        .01          .01
   Net gains (losses) on securities
     (both realized and unrealized)                     .07             (.28)        (.08)        (.08)          .07          .21
                                                  ---------         --------     --------     --------      --------     --------
       Total from investment operations                 .07             (.28)        (.08)        (.08)          .08          .22
                                                  ---------         --------     --------     --------      --------     --------
Less distributions:
   Dividends from net investment income                   -                -            -            -          (.01)           -
   Distributions from net realized gains                  -                -            -         (.02)         (.05)        (.05)
                                                  ---------         --------     --------     --------      --------     --------
       Total distributions                                -                -            -         (.02)         (.06)        (.05)
                                                  ---------         --------     --------     --------      --------     --------
Net asset value, end of period                    $    0.77         $   0.70     $   0.98     $   1.06      $   1.16     $   1.14
                                                  =========         ========     ========     ========      ========     ========
Total return (a)                                       9.71%          (28.14)%      (7.74)%      (7.02)%        7.17%       22.33%
Net assets, end of period (in thousands)          $  21,129         $ 20,465     $ 26,879     $ 27,865      $ 22,570     $ 11,088
Ratios to average net assets:
   Expenses                                            1.07%(d)         1.05%         .99%         .95%          .85%         .85%
   Net investment income                                .63%(d)          .40%         .37%         .39%          .60%         .69%
   Expenses without waiver                             1.14%(d)         1.26%        1.20%        1.27%         1.48%        2.53%
   Net investment income (loss) without waiver          .56%(d)          .19%         .16%         .07%         (.03)%       (.99)%
Portfolio turnover rate (excluding
  short-term securities)                              120.3%            32.3%        52.6%        44.5%        103.4%       164.0%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(b) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(c) Amount is less than $.01.
(d) Adjusted to an annual basis.
(e) Effective May 1, 2003 the Portfolio entered into an interim advisory agreement with Waddell & Reed Investment Management Company, which replaced the prior investment advisory agreement.

MICRO-CAP GROWTH PORTFOLIO

                                              PERIOD FROM
                                               JANUARY 1,
                                                2003 TO
                                                JUNE 30,                            YEAR ENDED DECEMBER 31,
                                                 2003            -------------------------------------------------------------
                                              (UNAUDITED)          2002         2001        2000(b)        1999         1998
                                              -----------        --------     --------     --------      --------     --------
Net asset value, beginning of period           $    0.87         $   1.55     $   1.75     $   2.51      $   1.01     $   0.89
                                               ---------         --------     --------     --------      --------     --------
Income from investment operations:
   Net investment loss                                 -(c)          (.01)        (.01)        (.01)            -(c)         -(c)
   Net gains (losses) on securities
    (both realized and unrealized)                   .23             (.67)        (.19)        (.44)         1.50          .12
                                               ---------         --------     --------     --------      --------     --------
       Total from investment operations              .23             (.68)        (.20)        (.45)         1.50          .12
                                               ---------         --------     --------     --------      --------     --------
Less distributions:
   Dividends from net investment income                -                -            -            -             -            -
   Distributions from net realized gains               -                -            -         (.31)            -            -
                                               ---------         --------     --------     --------      --------     --------
       Total distributions                             -                -            -         (.31)            -            -
                                               ---------         --------     --------     --------      --------     --------
Net asset value, end of period                 $    1.10         $   0.87     $   1.55     $   1.75      $   2.51     $   1.01
                                               =========         ========     ========     ========      ========     ========
Total return (a)                                   26.70%          (43.64)%     (11.33)%     (21.05)%      148.77%       13.44%
Net assets, end of period (in thousands)       $  30,607         $ 24,504     $ 45,029     $ 52,176      $ 42,554     $  8,034
Ratios to average net assets:
   Expenses                                         1.34%(d)         1.34%        1.35%        1.30%         1.25%        1.25%
   Net investment loss                             (1.05)%(d)       (1.10)%      (1.00)%       (.46)%        (.47)%       (.40)%
   Expenses without waiver                          1.53%(d)         1.45%        1.40%        1.35%         1.57%        2.10%
   Net investment loss without waiver              (1.24)%(d)       (1.21)%      (1.05)%       (.50)%        (.79)%      (1.25)%
Portfolio turnover rate (excluding
  short-term securities)                            30.2%            67.6%        71.2%       102.7%        108.5%        67.4%

----------
(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(b) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(c) Amount is less than $.01.
(d) Adjusted to an annual basis.

REAL ESTATE SECURITIES PORTFOLIO

                                             PERIOD FROM
                                              JANUARY 1,                                                        PERIOD FROM
                                               2003 TO                                                             MAY 1,
                                              JUNE 30,                   YEAR ENDED DECEMBER 31,                1998(a) TO
                                                2003          -------------------------------------------      DECEMBER 31,
                                             (UNAUDITED)        2002        2001       2000(c)       1999          1998
                                             -----------      --------    --------     -------     -------     ------------
Net asset value, beginning of period          $    1.02       $   0.96    $   0.90     $  0.76     $  0.83       $    1.02
                                              ---------       --------    --------     -------     -------       ---------
Income from investment operations:
   Net investment income                            .02            .03         .03         .04         .04             .03
   Net gains (losses) on securities
    (both realized and unrealized)                  .15            .03         .06         .15        (.07)           (.19)
                                              ---------       --------    --------     -------     -------       ---------
       Total from investment operations             .17            .06         .09         .19        (.03)           (.16)
                                              ---------       --------    --------     -------     -------       ---------
Less distributions:
   Dividends from net investment income               -              -        (.03)       (.04)       (.03)           (.03)
   Distributions from net realized gains              -              -           -        (.01)       (.01)              -
                                              ---------       --------    --------     -------     -------       ---------
       Total distributions                            -              -        (.03)       (.05)       (.04)           (.03)
                                              ---------       --------    --------     -------     -------       ---------
Net asset value, end of period                $    1.19       $   1.02    $   0.96     $  0.90     $  0.76       $    0.83
                                              =========       ========    ========     =======     =======       =========
Total return (b)                                  16.30%          6.97%      10.03%      25.61%      (3.89)%        (14.90)%
Net assets, end of period (in thousands)      $  40,969       $ 33,912    $ 15,638     $ 9,947     $ 5,826       $   5,322
Ratios to average net assets:
   Expenses                                        1.19%(d)       1.00%       1.00%        .97%        .90%            .90%(d)
   Net investment income                           4.23%(d)       3.38%       4.43%       5.32%       4.58%           5.54%(d)
   Expenses without waiver                         1.19%(d)       1.18%       1.59%       2.03%       2.05%           1.90%(d)
   Net investment income without waiver            4.23%(d)       3.23%       3.84%       4.26%       3.43%           4.54%(d)
Portfolio turnover rate (excluding
  short-term securities)                           22.3%          70.2%      160.4%      143.7%      106.3%           54.0%

----------
(a) The inception of the Portfolio was May 1, 1998, when the shares of the Portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.
(c) Effective May 1, 2000, the Portfolio entered into a new investment advisory agreement with Advantus Capital Management, Inc., which replaced the prior investment advisory agreement.
(d) Adjusted to an annual basis.

                                                      Advantus Series Fund, Inc.
                                                Directors and Executive Officers

Under Minnesota law, the Board of Directors of the Fund has overall responsibility for managing the Fund in good faith and in a manner reasonably believed to be in the best interests of the Fund. The directors meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the performance of the Fund and its Portfolios. Certain directors are considered "interested persons" (as defined in the Investment Company Act of 1940) of the Fund primarily by reason of their engagement as officers of the Fund's investment adviser, Advantus Capital Management, Inc. ("Advantus Capital"), or as officers of companies affiliated with Advantus Capital, including Minnesota Life Insurance Company ("Minnesota Life"). Effective May 1, 2003, however, Waddell & Reed Investment Management Company (WRIMCO) serves as investment advisor for the Growth Portfolio, Asset Allocation Portfolio, Capital Appreciation Portfolio, Value Stock Portfolio, and the Core Equity Portfolio. The remaining directors, because they are not interested persons of the Fund, are considered independent ("Independent Directors") and are not employees or officers of, and have no financial interest in, Advantus Capital, Minnesota Life, WRIMCO or their other affiliates. A majority of the Board of Directors is comprised of Independent Directors.

The individuals listed in the table below serve as directors and officers of the Fund, and also serve in the same capacity for each of the other eleven Advantus Funds (the Advantus Funds are the twelve registered investment companies, consisting of 29 portfolios, for which Advantus Capital (as, on an interim basis, WRIMCO) serves as the investment adviser). Only executive officers and other officers who perform policy-making functions with the Fund are listed. None of the directors is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Advantus Funds. Each director serves for an indefinite term, until his or her resignation, death or removal.

                                POSITION WITH FUND
NAME, ADDRESS(1)                AND LENGTH OF               PRINCIPAL OCCUPATION(S)
AND AGE                         TIME SERVED                 DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS

William N. Westhoff             Director since              Retired since July 2002, prior there to President,
Age: 56                         July 23, 1998               Treasurer and Director, Advantus Capital Management, Inc.;
                                                            Senior Vice President and Treasurer, Minnesota Life
                                                            Insurance Company since April 1998; Senior Vice President,
                                                            Global Investments, American Express Financial Corporation,
                                                            Minneapolis, Minnesota, from August 1994 to October 1997

INDEPENDENT DIRECTORS

Ralph D. Ebbott                 Director since              Retired, Vice President and Treasurer of Minnesota Mining
Age: 76                         October 22, 1985            and Manufacturing Company (industrial and consumer
                                                            products) through June 1989

William C. Melton               Director since              Founder and President of Melton Research Inc. since 1997;
Age: 55                         April 25, 2002              member of the Advisory Board of Macroeconomic Advisors LLC since 1998; member, Minneapolis StarTribune Board of
                                                            Economists since 1986; member, State of Minnesota Council
                                                            of Economic Advisors from 1988 to 1994; various senior
                                                            positions at American Express Financial Advisors (formerly
                                                            Investors Diversified Services and, thereafter,
                                                            IDS/American Express) from 1982 through 1997, including
                                                            Chief Economist and, thereafter, Chief International
                                                            Economist

                                POSITION WITH FUND
NAME, ADDRESS(1)                AND LENGTH OF               PRINCIPAL OCCUPATION(S)
AND AGE                         TIME SERVED                 DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS --
 CONTINUED

Ellen S. Berscheid              Director since              Regents' Professor of Psychology at the University of
Age: 66                         October 22, 1985            Minnesota

OTHER EXECUTIVE OFFICERS

Dianne M. Orbison               President since             President and Treasurer, Advantus Capital Management, Inc.;
Age: 51                         July 25, 2002               Senior Vice President and Treasurer, Minnesota Life
                                                            Insurance Company; Vice President and Treasurer, Minnesota
                                                            Mutual Companies, Inc.; Vice President and Treasurer,
                                                            Securian Financial Group, Inc.; Senior Vice President and
                                                            Treasurer, Securian Holding Company; President, MIMLIC
                                                            Funding, Inc. (entity holding legal title to bonds
                                                            beneficially owned by certain clients of Advantus Capital);
                                                            President and Treasurer, MCM Funding 1997-1, Inc. and MCM
                                                            Funding 1998-1, Inc. (entities holding legal title to
                                                            mortgages beneficially owned by certain clients of Advantus
                                                            Capital); Treasurer, MIMLIC Life Insurance Company;
                                                            Treasurer, Securian Life Insurance Company

Gary M. Kleist                  Vice President and          Vice President - Chief Operations Officer, Advantus Capital
Age: 43                         Treasurer since             Management, Inc.; Second Vice President, Minnesota Life
                                July 24, 2003               Insurance Company; Vice President and Secretary/Treasurer,
                                                            MIMLIC Funding, Inc. (entity holding legal title to bonds
                                                            beneficially owned by certain clients of Advantus Capital);
                                                            Financial Vice President, MCM Funding 1997-1, Inc. and MCM
                                                            Funding 1998-1, Inc. (entities holding legal title to
                                                            mortgages beneficially owned by certain clients of Advantus
                                                            Capital); Vice President and Secretary, MIMLIC Imperial
                                                            Corporation.

                                POSITION WITH FUND
NAME, ADDRESS(1)                AND LENGTH OF               PRINCIPAL OCCUPATION(S)
AND AGE                         TIME SERVED                 DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
OTHER EXECUTIVE OFFICERS --
 CONTINUED

Michael J. Radmer               Secretary since             Partner with the law firm of Dorsey & Whitney LLP
Dorsey & Whitney LLP            April 16, 1998
50 South Sixth Street
Minneapolis, Minnesota 55402
Age: 58

----------
(1) Unless otherwise noted, the address of each director and officer is the address of the Fund: 400 Robert Street North, St. Paul, Minnesota 55101.

The Fund's Statement of Additional Information (SAI) includes additional information about Fund directors, and is available, without charge, upon request. You may request a copy of the current SAI by telephoning Minnesota Life, toll free, at (800) 995-3850.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

          THIS OFFERING IS AVAILABLE THROUGH SECURIAN FINANCIAL SERVICES, INC., A REGISTERED BROKER/DEALER. SECURIAN FINANCIAL SERVICES, INC. IS A SUBSIDIARY OF MINNESOTA LIFE.

          THIS REPORT MAY BE USED AS SALES LITERATURE IN CONNECTION WITH THE OFFER OR SALE OF VARIABLE ANNUITY OR LIFE INSURANCE CONTRACTS FUNDED BY ADVANTUS SERIES FUND, INC. ("FUND") IF PRECEDED OR ACCOMPANIED BY
          (a) THE CURRENT PROSPECTUS FOR THE FUND AND SUCH CONTRACTS AND (b) THE CURRENT VARIABLE ANNUITY PERFORMANCE REPORT (MOA CLASSIC, MOA ACHIEVER OR MOA ADVISOR), ADJUSTABLE INCOME ANNUITY PERFORMANCE REPORT, VARIABLE FUND D PERFORMANCE REPORT, VARIABLE GROUP UNIVERSAL LIFE PORTFOLIO PERFORMANCE AND HISTORICAL POLICY VALUES REPORT AND VARIABLE ADJUSTABLE LIFE (VAL, VAS S-D OR VAL HORIZON) PORTFOLIO PERFORMANCE AND HISTORICAL POLICY VALUES REPORT, RESPECTIVELY.


[SECURIAN FINANCIAL SERVICES LOGO]

          SECURIAN FINANCIAL SERVICES, INC.
          SECURITIES DEALER, MEMBER NASD/SIPC
          400 ROBERT STREET NORTH
          ST. PAUL, MN 55101-2098
          (1.888.237.1838)

          3010-2003-8439

ABOUT MINNESOTA LIFE

FOUNDED IN 1880, MINNESOTA LIFE INSURANCE COMPANY SERVES MILLIONS OF PEOPLE WITH A WIDE RANGE OF INSURANCE AND INVESTMENT PRODUCTS FOR INDIVIDUALS, FAMILIES AND BUSINESSES. WE PROVIDE MORE THAN $209 BILLION OF LIFE INSURANCE PROTECTION AND MANAGE MORE THAN $20 BILLION IN ASSETS. ONE OF THE MOST HIGHLY-RATED LIFE INSURERS IN AMERICA, WE WILL BE THERE WHEN OUR CLIENTS NEED US.
MINNESOTA LIFE'S HIGH RATINGS, WHILE IMPORTANT, HAVE NO BEARING ON THE PERFORMANCE OF THE INVESTMENT SUB-ACCOUNTS.


MINNESOTA LIFE
A MINNESOTA MUTUAL COMPANY                                    PRESORTED STANDARD
                                                              U.S. POSTAGE PAID
400 Robert Street North                                          ST. PAUL MN
St. Paul, MN 55101-2098                                        PERMIT NO. 3547
www.minnesotalife.com


CHANGE SERVICE REQUESTED


(C)2000  Minnesota Life Insurance Company.
All rights reserved.

F. 34490  Rev. 8-2003

ITEM 2. CODE OF ETHICS.

Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

   (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

   (b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

   (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

        Not applicable.

   (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

        Exhibit 99.CERT attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Securities Exchange Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

        Exhibit 99.906 Cert attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantus Series Fund, Inc.

By (Signature and Title) /s/Dianne M. Orbison
                            -----------------
                           Dianne M. Orbison, President

Date: September 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Dianne M. Orbison
                            -----------------
                           Dianne M. Orbison, President
                           (Principal Executive Officer)

By (Signature and Title) /s/Gary M. Kleist
                            --------------
                           Gary M. Kleist, Treasurer
                           (Principal Financial Officer and Accounting Officer)

Date: September 3, 2003